UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	American Skandia Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2005

Date of reporting period:	3/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

AST JPMorgan International Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 96.4%
COMMON STOCK
Australia – 1.6%
BHP Billiton Ltd.	321,600	$4,438,414
News Corp., Inc. - CDI (Class “B” Stock)	121,150	2,132,333

		6,570,747

Belgium – 1.3%
Dexia	219,200	5,214,109

Brazil – 1.5%
Companhia Vale do Rio Doce [ADR]	190,914	6,034,792

Finland – 1.2%
Nokia Oyj	302,200	4,685,211

France – 11.9%
Axa SA	213,000	5,674,073
BNP Paribas SA	84,900	6,014,525
Compagnie de Saint-Gobain	112,200	6,835,876
Dassault Systemes SA	73,200	3,453,949
Imerys SA	50,000	3,778,697
Lafarge SA	36,300	3,515,043
Total SA	77,200	18,063,337

		47,335,500

Germany – 5.9%
BASF AG	44,900	3,183,155
Bayerische Motoren Werke AG	132,200	6,006,519
Deutsche Post AG	165,900	4,049,489
SAP AG	12,700	2,046,507
Schering AG	50,500	3,349,079
Siemens AG	62,350	4,934,301

		23,569,050

Ireland – 0.9%
Bank of Ireland	215,700	3,397,269

Italy – 4.0%
Eni SpA	545,300	14,158,588
Mediaset SpA	113,100	1,627,380

		15,785,968

Japan – 17.6%
Canon, Inc.	130,000	6,970,998
Chugai Pharmaceutical Co. Ltd.	134,700	2,068,926
Credit Saison Co. Ltd.	57,300	2,062,650
Daikin Industries Ltd.	125,100	3,149,958
Fanuc Ltd.	40,600	2,540,576
Honda Motor Co. Ltd.	112,900	5,653,949
Hoya Corp.	40,200	4,423,762
Kao Corp.	121,000	2,781,544
Matsushita Electric Industrial Co. Ltd.	165,000	2,431,223
Mitsubishi Corp.	274,000	3,549,249
Mitsubishi Tokyo Financial Group, Inc.	465	4,032,920
Nikko Cordial Corp.	589,000	2,944,176
Nintendo Co. Ltd.	19,200	2,094,936
Nippon Telegraph and Telephone Corp.	440	1,924,461
Nitto Denko Corp.	73,300	3,841,705
Secom Co. Ltd.	68,000	2,828,313
Shin-Etsu Chemical Co. Ltd.	80,300	3,040,362
SMC Corp.	21,700	2,454,733
Sumitomo Corp.	531,000	4,550,863
Takefuji Corp.	29,250	1,969,458
Yamanouchi Pharmaceutical Co. Ltd.	138,600	4,691,952

		70,006,714

Korea – 1.4%
Samsung Electronics Co. Ltd. [GDR]*	16,400	4,053,570
SK Telecom Co. Ltd. [ADR]	73,600	1,451,392

		5,504,962

Mexico – 0.6%
Fomento Economico Mexicano SA de CV [ADR]	41,900	2,243,745

Netherlands – 6.1%
ABN AMRO Holding NV	215,700	5,351,746
Fortis Bank	120,800	3,446,597
ING Groep NV	131,800	3,980,841
Koninklijke (Royal) Philips Electronics NV	160,100	4,410,154
Reed Elsevier NV	252,500	3,806,664
Wolters Kluwer NV	178,400	3,258,437

		24,254,439

Russia
Yukos [ADR]	42,200	95,372

Spain – 2.5%
Altadis SA	99,350	4,063,223
Banco Popular Espanol SA	90,600	5,860,467

		9,923,690

Sweden – 0.9%
Ericsson, (L.M.) Telefonaktiebolaget (Class “B” Stock)	1,283,000	3,610,813

Switzerland – 11.5%
Adecco SA	101,900	5,597,450
Holcim Ltd.	86,128	5,296,363
Nestle SA	28,300	7,743,134
Novartis AG	161,800	7,548,547
Roche Holding AG	59,650	6,393,654
UBS AG	104,200	8,799,130
Zurich Financial Services AG	24,300	4,264,512

		45,642,790

United Kingdom – 27.5%
Allied Domecq PLC	295,200	2,976,155
Barclays PLC	669,200	6,841,605
BG Group PLC	812,400	6,313,652
British Land Co. PLC	245,800	3,734,588
Centrica PLC	890,976	3,885,192
GlaxoSmithKline PLC	464,500	10,647,589
HSBC Holdings PLC	748,700	11,903,249
Kingfisher PLC	827,300	4,514,294
National Grid Transco PLC	450,800	4,176,440
Reckitt Benckiser PLC	68,900	2,190,030
Royal Bank of Scotland Group PLC	210,600	6,702,013
Schroder PLC	202,700	2,708,183
Smith & Nephew PLC	368,744	3,466,752
Standard Chartered PLC	225,900	4,064,040
Tesco PLC	1,290,100	7,716,172
Vodafone Group PLC	5,017,900	13,323,032
William Morrison Supermarkets PLC	1,641,000	6,078,122
Wolseley PLC	352,100	7,372,429
WPP Group PLC	119,975	1,366,006

		109,979,543

Total Investments — 96.4% (Cost $336,442,960 (p))		383,854,714
Other Assets in Excess of Liabilities — 3.6%		14,392,489

Net Assets — 100.0%		$398,247,203

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

GDR	Global Depository Receipt

The following annotations are used throughout the Schedule of Investments:

Symbol	description
*	Non-income producing security.

(p)	The United States federal income tax basis of the Fund’s investments was $336,513,112; accordingly, net unrealized appreciation on investments for federal income tax purposes was $47,341,602 (gross unrealized appreciation - $53,890,335; gross unrealized depreciation - $6,548,733). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2005 was as follows:

Industry
Financial-Bank & Trust	18.0%
Oil & Gas	10.7
Pharmaceuticals	8.7
Telecommunications	6.3
Building Materials	5.7
Conglomerates	5.1
Electronic Components & Equipment	4.1
Food	3.9
Insurance	3.5
Automobile Manufacturers	2.9
Retail & Merchandising	2.7
Metals & Mining	2.6
Chemicals	2.5
Financial Services	2.4
Medical Supplies & Equipment	2.0
Office Equipment	1.8
Printing & Publishing	1.8
Commercial Services	1.4
Beverages	1.3
Consumer Products & Services	1.3
Utilities	1.1
Farming & Agriculture	1.0
Transportation	1.0
Broadcasting	0.9
Business Services	0.9
Real Estate	0.9
Machinery & Equipment	0.6
Computer Services & Software	0.5
Entertainment & Leisure	0.5
Advertising	0.3

96.4
Other assets in excess of liabilities	3.6

Total	100.0%

AST William Blair International Growth Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 99.0%
COMMON STOCK – 97.5%
Australia – 6.5%
BHP Billiton Ltd.	2,108,800	$29,103,632
Macquarie Bank Ltd.	705,379	26,165,098
Toll Holdings Ltd.	1,120,563	12,098,477
Wesfarmers Ltd.	642,552	19,720,748

		87,087,955

Austria – 2.1%
Erste Bank der Oesterreichischen	528,100	27,622,513

Sparkassen AG
Bermuda – 1.9%
Accenture Ltd. (Class “A” Stock)*	1,021,300	24,664,395

Canada – 7.2%
Alimentation Couche-Tard, Inc. (Class “B” Stock)*	468,000	6,789,617
Canadian National Railway Co.	431,100	27,208,800
Manulife Financial Corp.	640,900	30,595,995
Precision Drilling Corp.*	142,200	10,638,257
Research in Motion Ltd.*	174,500	13,373,477
Shoppers Drug Mart Corp.	201,800	6,732,783

		95,338,929

China – 1.4%
CNOOC Ltd.	33,738,500	18,168,166

France – 8.6%
Essilor International SA	179,900	13,001,082
Hermes International Designs	96,000	19,326,186
JC Decaux SA*	501,400	13,688,195
LVMH Moet Hennessy Louis Vuitton SA	42,998	3,216,085
Sanofi-Aventis	574,570	48,449,995
Vinci SA	112,100	16,158,977

		113,840,520

Germany – 7.2%
Celesio AG	338,900	27,707,534
Continental AG	314,440	24,387,106
Depfa Bank PLC	110,745	1,751,408
E.ON AG	430,400	36,929,049
SAP AG	32,270	5,200,062

		95,975,159

Greece – 2.1%
Coca-Cola Hellenic Bottling Co. SA*	142,500	3,583,604
EFG Eurobank Ergasias SA	410,280	12,625,964
National Bank of Greece SA	359,360	12,158,324

		28,367,892

Hong Kong – 3.0%
Esprit Holdings Ltd.	2,379,000	16,242,395
Li & Fung Ltd.	1,040,000	1,893,467
Standard Chartered PLC	372,930	6,709,174
Techtronic Industries Co. Ltd.	7,047,660	15,587,270

		40,432,306

Hungary – 0.8%
OTP Bank Rt	312,600	10,678,210

India – 2.8%
Bharti Tele-Ventures Ltd.*	2,650,000	12,550,716
HDFC Bank Ltd.	592,400	7,382,111
Infosys Technologies Ltd.	335,236	17,289,887

		37,222,714

Ireland – 1.0%
Anglo Irish Bank Corp. PLC	539,422	13,503,368

Israel – 0.2%
Teva Pharmaceutical Industries Ltd. [ADR]	67,247	2,084,657

Italy – 1.4%
Banco Popolare di Verona e Novara Scrl	995,100	18,562,266

Japan – 17.0%
Askul Corp.	88,700	4,715,005
Canon, Inc.	756,400	40,560,477
Denso Corp.	1,050,300	26,152,206
Fast Retailing Co. Ltd.	180,100	10,900,392
Hino Motors Ltd.	698,900	4,392,974
Hoya Corp.	98,000	10,784,295
Keyence Corp.	58,500	13,551,618
Nidec Corp.	110,000	13,694,862
Orix Corp.	146,600	18,689,005
Sharp Corp.	1,907,900	28,859,590
Shinsei Bank Ltd.	2,333,000	13,271,752
SMC Corp.	113,100	12,794,022
Sumitomo Trust & Banking Co. Ltd.	2,937,200	19,146,720
Yamada Denki Co. Ltd.	176,000	9,224,284

		226,737,202

Korea – 2.0%
Samsung Electronics Co. Ltd.	52,880	26,140,581

Mexico – 2.6%
America Movil (Class “L” Stock) [ADR]	89,840	4,635,744
America Movil SA de CV	4,311,600	11,115,505
Desarrolladora Homex SA de CV [ADR]*	225,400	5,540,332
Wal-Mart de Mexico SA de CV	3,925,700	13,775,310

		35,066,891

Norway – 2.0%
Statoil ASA	1,536,600	26,189,359

Russia – 0.5%
Mobile Telesystems [ADR]	192,972	6,790,685

South Africa – 2.1%
MTN Group Ltd.	302,990	2,134,211
Sasol Ltd.	573,200	13,327,501
Standard Bank Group Ltd.	1,266,302	12,746,945

		28,208,657

Spain – 0.5%
Grupo Ferrovial SA	120,700	6,835,854

Sweden – 0.2%
Ericsson, (L.M.) Telefonaktiebolaget (Class “B” Stock)	1,063,470	2,992,979

Switzerland – 6.2%
Nestle SA	16,740	4,580,214
Nobel Biocare Holding AG	32,450	6,830,222
Serono SA (Class “B” Stock)	19,675	14,278,584
Synthes, Inc.	191,100	21,250,199
UBS AG	424,870	35,877,990

		82,817,209

Taiwan – 1.2%
Hon Hai Precision Industry Co. Ltd.	3,681,000	16,356,884

United Kingdom – 17.0%
BG Group PLC	5,931,000	46,093,386
British Sky Broadcasting Group PLC	212,290	2,328,823
Capita Group PLC	2,270,565	16,133,425
Carnival PLC	576,000	31,631,725
Man Group PLC	241,545	6,271,762
Next PLC	446,590	13,435,593
Reckitt Benckiser PLC	1,071,860	34,069,742
SABMiller PLC	2,093,200	32,772,383
Smith & Nephew PLC	259,000	2,434,993
Tesco PLC	6,858,690	41,022,269

		226,194,101

TOTAL COMMON STOCK (Cost $1,109,067,920)		1,297,879,452

PREFERRED STOCK – 1.5%
Brazil – 1.0%
Banco Itau Holding Financeira SA	79,140	12,863,955

Japan – 0.5%
Chiyoda Corp.	700,000	7,291,803

TOTAL PREFERRED STOCK (Cost $13,764,353)		20,155,758

TOTAL LONG-TERM INVESTMENTS (Cost $1,122,832,273)		1,318,035,210

Total Investments — 99.0% (Cost $1,122,832,273(p))		1,318,035,210
Other Assets in Excess of Liabilities — 1.0%		13,007,742

Net Assets — 100.0%		$1,331,042,952

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

symbol	description
*	Non-income producing security.

(p)	The United States federal income tax basis of the Fund’s investments was $1,124,055,555; accordingly, net unrealized appreciation on investments for federal income tax purposes was $193,979,655 (gross unrealized appreciation - $210,322,585; gross unrealized depreciation - $16,342,930). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2005 was as follows:

Industry
Financial-Bank & Trust	14.4%
Oil & Gas	8.6
Medical Supplies & Equipment	6.2
Pharmaceuticals	5.9
Electronic Components & Equipment	5.2
Retail & Merchandising	4.9
Automotive Parts	3.8
Financial Services	3.8
Food	3.4
Conglomerates	3.2
Machinery & Equipment	3.2
Office Equipment	3.0
Telecommunications	3.0
Transportation	2.9
Utilities	2.8
Beverages	2.7
Consumer Products & Services	2.6
Business Services	2.4
Entertainment & Leisure	2.4
Insurance	2.3
Computer Hardware	2.2
Metals & Mining	2.2
Construction	2.1
Computer Services & Software	1.7
Clothing & Apparel	1.4
Commercial Services	1.2
Advertising	1.0
Automobile Manufacturers	0.3
Broadcasting	0.2

99.0
Other assets in excess of liabilities	1.0

Total	100.0%

See Notes to Financial Statements.

AST LSV International Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 96.1%
COMMON STOCK - 95.2%
Australia – 4.2%
Bluescope Steel Ltd.	259,300	$1,742,244
CSR Ltd.	632,600	1,201,854
David Jones Ltd.	654,900	1,006,504
Santos Ltd.	270,200	1,878,084
Suncorp-Metway Ltd.	97,800	1,467,570
Telstra Corp. Ltd.	538,700	2,117,639

		9,413,895

Austria – 0.5%
Boehler-Uddeholm AG	7,600	1,037,004

Belgium – 1.2%
Dexia	111,000	2,640,356

Denmark – 0.9%
Danisco AS	12,400	839,281
Danske Bank AS	41,700	1,209,868

		2,049,149

Finland – 1.3%
Rautaruukki Oyj	83,600	1,124,882
Sampo Oyj	126,800	1,840,945

		2,965,827

France – 8.8%
BNP Paribas SA	47,700	3,379,184
Bouygues SA	51,800	2,053,387
Ciments Francais SA	8,400	809,043
CNP Assurances	25,800	1,827,736
Compagnie Generale des Establissements	31,200	2,050,530
Michelin (Class “B” Stock)
Natexis Banques Populaires	10,300	1,542,136
PSA Peugeot Citroen SA	29,200	1,855,494
Renault SA	16,100	1,437,966
Societe Generale (Class “A” Stock)	9,500	987,031
Suez SA	104,500	2,812,205
Total SA	3,400	795,536

		19,550,248

Germany – 5.2%
BASF AG	44,400	3,147,708
Deutsche Bank AG	35,700	3,079,780
MAN AG	34,700	1,551,858
Salzgitter AG	56,300	1,201,273
Schering AG	13,600	901,930
ThyssenKrup AG	85,700	1,765,258

		11,647,807

Greece – 0.4%
Motor Oil (Hellas) Corinth Refineries SA	56,600	801,203

Hong Kong – 1.7%
Chaoda Modern Agriculture Holdings Ltd.	2,558,000	1,008,513
CNOOC Ltd.	1,349,000	726,436
Orient Overseas International Ltd.	277,552	1,338,038
Shanghai Industrial Holdings Ltd.	368,000	778,516

		3,851,503

Ireland – 1.1%
Allied Irish Banks PLC	111,200	2,327,988

Italy – 3.9%
Benetton Group SpA	61,200	590,239
CIR SpA	146,600	432,333
Enel SpA	215,000	2,056,830
Eni SpA	133,200	3,458,507

Parmalat Finanziaria SpA*(cost $1,180,359; purchased 11/25/03)(g)	448,250	63,917
Riunione Adriatica di Sicurta SpA	83,400	1,962,213

		8,564,039

Japan – 21.0%
Alpine Electronics, Inc.	55,800	802,941
Alps Electric Co. Ltd.	61,900	985,389
Asahi Breweries Ltd.	63,800	826,431
CMK Corp.	56,000	902,956
Cosmo Oil Co. Ltd.	388,000	1,255,581
Denki Kagaku Kogyo Kabushiki Kaisha	257,000	929,926
Hitachi Koki Co. Ltd.	127,000	1,148,839
Hitachi Ltd.	333,000	2,068,246
Hokkaido Electric Power Co., Inc.	57,900	1,177,115
Hokuetsu Paper Mills Ltd.	159,000	935,643
Honda Motor Co. Ltd.	61,200	3,064,852
Hosiden Corp.	69,500	777,767
Japan Securities Finance Co. Ltd.	142,000	1,087,214
Kaken Pharmaceutical Co. Ltd.	216,000	1,490,628
Kurabo Industries Ltd.	331,000	867,397
Marubeni Corp.	595,000	1,908,794
Mitsubishi Chemical Corp.	559,000	1,782,878
Nippon Telegraph and Telephone Corp.	700	3,061,644
Nipro Corp.	46,800	773,381
Nissan Motor Co. Ltd.	242,700	2,487,432
NSK Ltd.	349,000	1,796,587
Okasan Holdings, Inc.	148,000	877,814
Osaka Gas Co. Ltd.	624,700	1,922,512
Rengo Co. Ltd.	192,000	948,988
Sumitomo Osaka Cement Co. Ltd.	411,200	1,077,564
Sumitomo Trust & Banking Co. Ltd.	109,000	710,538
Taiheiyo Cement Corp.	288,100	808,711
Takefuji Corp.	24,900	1,676,564
Tanabe Seiyaku Co. Ltd.	159,000	1,583,624
Tokyo Ohka Kogyo Co., Ltd.	62,500	1,334,748
Tostem Inax Holding Corp.	41,500	761,653
Toyota Motor Corp.	103,800	3,862,372
UNY Co. Ltd.	66,000	792,763

		46,489,492

Liechtenstein – 0.5%
Verwaltungs Und Privat Bank AG	6,500	1,095,063

Netherlands – 4.9%
ABN AMRO Holding NV	97,700	2,424,041
ING Groep NV	121,700	3,675,784
Koninklijke Luchtvaart Maatschappij	24,790	349,309
NV*(cost $512,052; purchased 03/18/04)(g)(o)
Royal Dutch Petroleum Co.	62,700	3,748,524
Stork NV	17,500	680,554

		10,878,212

Norway – 0.8%
Norsk Hydro ASA	20,400	1,683,729

Portugal – 0.5%
Energias de Portugal SA	416,000	1,159,405

Singapore – 0.9%
Mobileone Ltd.	1,068,200	1,294,199
Singapore Telecommunications Ltd.	501,000	783,026

		2,077,225

Spain – 4.3%
Banco Bilbao Vizcaya Argentaria SA	96,600	1,572,788
Banco Santander Central Hispano SA	93,300	1,135,666
Compania Espanola de Petroleos SA	19,600	792,964
Endesa SA	125,600	2,824,832
Repsol YPF SA	66,400	1,757,629
Union Fenosa SA	50,400	1,496,784

		9,580,663

Sweden – 2.4%
Billerud Aktiebolag	59,700	878,078
Nordea Bank AB	299,200	3,025,470
Skanska AB	118,100	1,428,043

		5,331,591

Switzerland – 5.7%
Ciba Specialty Chemicals AG	23,500	1,520,756
Georg Fischer AG*	3,400	1,058,192
Rieter Holdings AG	4,100	1,295,765
Sulzer AG	3,400	1,463,986
Swisscom AG	1,900	696,585
UBS AG	56,000	4,728,898
Zurich Financial Services AG*	10,500	1,842,691

		12,606,873

United Kingdom – 25.0%
Alliance & Leicester PLC	122,200	2,039,091
Arriva PLC	117,900	1,169,709
Aviva PLC	232,500	2,789,982
BAE Systems PLC	185,100	907,713
Barclays PLC	380,000	3,884,952
Boots Group PLC	152,000	1,790,956
Bradford & Bingley PLC	239,600	1,392,312
Britannic Group PLC	134,600	1,196,131
British Vita PLC	203,600	1,363,951
BT Group PLC	867,000	3,366,943
Dixons Group PLC	456,200	1,316,865
Firstgroup PLC	218,600	1,417,965
GlaxoSmithKline PLC	48,600	1,114,043
HBOS PLC	227,000	3,539,033
House of Fraser PLC	571,800	1,204,825
Kelda Group PLC	158,400	1,790,033
Legal & General Group PLC	433,400	927,538
Lloyds TSB Group PLC	403,300	3,643,015
Mitchells & Butlers PLC	246,500	1,604,763
Northern Foods PLC	341,400	995,161
Northumbrian Water Group PLC	367,500	1,224,028
Old Mutual PLC	714,900	1,817,073
Pilkington PLC	776,100	1,737,964
Scottish Power PLC	267,500	2,067,530
Severn Trent PLC	86,000	1,487,046
Shanks Group PLC	409,400	1,094,735
Shell Transport & Trading Co. PLC	497,600	4,466,619
Tate & Lyle PLC	195,200	1,960,595
TT Electronics PLC	267,500	1,011,017
Viridian Group PLC	72,300	1,035,648

		55,357,236

TOTAL COMMON STOCK (Cost $200,448,378)		211,108,508

PREFERRED STOCK – 0.9%
Germany
Fresenius AG	9,800	1,128,087
Rheinmetall AG	15,000	797,221

TOTAL PREFERRED STOCK (Cost $1,660,745)		1,925,308

Total Investments — 96.1% (Cost $202,109,123(p))		213,033,816
Other Assets in Excess of Liabilities — 3.9%		8,639,954

Net Assets — 100.0%		$221,673,770

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $1,692,411. The aggregate value, $413,226 represents 0.19% of net assets.

(o)	Fair valued security.

(p)	The United States federal income tax basis of the Fund’s investments was $202,515,444; accordingly, net unrealized appreciation on investments for federal income tax purposes was $10,518,372 (gross unrealized appreciation - $13,536,889; gross unrealized depreciation - $3,018,517). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2005 was as follows:

Industry
Financial-Bank & Trust	20.7%
Oil & Gas	10.5
Utilities	8.6
Insurance	7.2
Automobile Manufacturers	5.7
Telecommunications	5.6
Chemicals	4.6
Metals & Mining	3.9
Retail & Merchandising	3.5
Electronic Components & Equipment	2.9
Building Materials	2.9
Financial Services	2.5
Pharmaceuticals	2.3
Machinery & Equipment	1.9
Transportation	1.8
Food	1.7
Construction	1.6
Automotive Parts	1.4
Conglomerates	1.0
Industrial Products	0.9
Paper & Forest Products	0.8
Medical Supplies & Equipment	0.8
Clothing & Apparel	0.7
Farming & Agriculture	0.5
Environmental Services	0.5
Internet Services	0.4
Beverages	0.4
Aerospace	0.4
Printing & Publishing	0.2
Airlines	0.2

96.1
Other assets in excess of liabilities	3.9

Total	100.0%

AST MFS Global Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 98.1%
COMMON STOCK
Australia – 0.8%
QBE Insurance Group Ltd.	106,489	$1,224,579

Austria – 1.0%
Erste Bank der Oesterreichischen Sparkassen AG	30,920	1,617,285

Bermuda – 1.6%
Accenture Ltd. (Class “A” Stock)*	107,520	2,596,608

Canada – 2.8%
BCE, Inc.	32,479	812,176
Canadian National Railway Co.	28,651	1,813,895
EnCana Corp.	26,930	1,901,819

		4,527,890

France – 11.4%
Axa SA	89,750	2,390,836
Business Objects SA*	28,250	756,209
Groupe Danone SA	18,190	1,809,733
L’ Air Liquide SA	21,518	3,958,109
LVMH Moet Hennessy Louis Vuitton SA	11,400	852,676
Sanofi-Synthelabo SA	35,880	3,025,542
Schneider Electric SA	25,741	2,017,090
Total SA	11,370	2,660,365
Veolia Environment	28,920	1,025,694

		18,496,254

Germany – 1.0%
Premiere AG*	2,440	101,056
Schering AG	22,930	1,520,681

		1,621,737

Hong Kong – 1.4%
Esprit Holdings Ltd.	150,000	1,024,111
Hutchison Telecommunications International Ltd.*	1,231,000	1,175,845

		2,199,956

Indonesia – 0.3%
PT Bank Central Asia Tbk	1,329,000	477,099

Italy – 1.1%
Riunione Adriatica di Sicurta SpA	74,850	1,761,051

Japan – 9.6%
Asahi Glass Co. Ltd.	129,000	1,359,414
Bridgestone Corp.	74,000	1,360,198
Canon, Inc.	47,000	2,520,283
Chugai Pharmaceutical Co. Ltd.	65,500	1,006,048
Nintendo Co. Ltd.	14,500	1,582,113
Nitto Denko Corp.	34,800	1,823,893
NOK Corp.	4,000	95,309
Sekisui Chemical Co. Ltd.	119,000	864,506
Shinsei Bank Ltd.	216,000	1,228,761
Tokyo Broadcasting System, Inc.	32,200	627,604
Tokyo Gas Co. Ltd.	202,000	813,802
Toray Industries, Inc.	171,000	767,052
Toyota Motor Corp.	42,400	1,577,693

		15,626,676

Korea – 1.5%
Samsung Electronics Co. Ltd.	4,990	2,466,745

Netherlands – 1.0%
Reed Elsevier NV	106,880	1,611,312

Poland – 0.3%
Powszechna Kasa Oszczednosci Bank Polski SA*	50,500	445,534

Singapore – 1.8%
DBS Group Holdings Ltd.	145,500	1,313,312
Singapore Telecommunications Ltd.	989,357	1,546,292

		2,859,604

Spain – 3.7%
Banco Bilbao Vizcaya Argentaria SA	99,960	1,627,494
Iberdrola SA	69,550	1,819,373
Telefonica SA	145,576	2,536,253

		5,983,120

Sweden – 4.7%
Atlas Copco AB (Class “A” Stock)	32,410	1,551,540
Ericsson, (L.M.) Telefonaktiebolaget (Class “B” Stock)	411,160	1,157,149
Hennes & Mauritz AB (Class “B” Stock)	51,160	1,758,175
Sandvik AB	74,190	3,084,736

		7,551,600

Switzerland – 5.5%
Nestle SA	6,330	1,731,945
Roche Holding AG	32,770	3,512,490
Syngenta AG	5,906	616,746
Synthes, Inc.	3,140	349,166
UBS AG	31,911	2,694,713

		8,905,060

Thailand – 0.6%
Bangkok Bank Public Co. Ltd.	315,700	903,845

United Kingdom – 16.2%
Amvescap PLC	234,620	1,479,759
AstraZeneca PLC	48,420	1,908,727
BOC Group PLC	95,230	1,833,803
BP PLC	148,360	1,537,794
Diageo PLC	205,675	2,899,513
Hilton Group PLC	215,000	1,222,953
Kingfisher PLC	434,739	2,372,222
Next PLC	43,720	1,315,310
Reckitt Benckiser PLC	190,520	6,055,798
Royal Bank of Scotland Group PLC	24,267	772,259
Smith & Nephew PLC	127,900	1,202,454
Vodafone Group PLC	781,064	2,073,804
William Hill PLC	173,060	1,801,993

		26,476,389

United States – 31.8%
Air Products & Chemicals, Inc.	20,700	1,310,103
American Express Co.	60,030	3,083,740
Burlington Northern Santa Fe Corp.	15,190	819,197
Caremark Rx, Inc.*	1	24
Cisco Systems, Inc.*	44,000	787,160
Citigroup, Inc.	49,170	2,209,700
Computer Associates International, Inc.	27	732
Dell, Inc.*	66,090	2,539,178
Dentsply Corp.	21,780	1,185,050
Disney, (Walt) Co.	59,740	1,716,330
DST Systems, Inc.*	41,440	1,913,699
EOG Resources, Inc.	21,060	1,026,464
Fisher Scientific International, Inc.*	35,690	2,031,475
Genzyme Corp.*	27,540	1,576,390
Gillette Co.	33,370	1,684,518
Goldman Sachs Group, Inc.	18,860	2,074,411
Harley-Davidson, Inc.	21,400	1,236,064
Janus Capital Group, Inc.	17,090	238,406
Johnson & Johnson	44,120	2,963,098
MBNA Corp.	59,660	1,464,653
Medtronic, Inc.	30,420	1,549,899
News Corp., Inc. - CDI (Class “B” Stock)	100,163	1,762,946
Noble Corp.*	29,430	1,654,260
Oracle Corp.*	203,680	2,541,926
OTP Bank [GDR] (Hungary)	15,750	1,079,477
PepsiCo, Inc.	21,360	1,132,721
Praxair, Inc.	17,270	826,542

Symantec Corp.*	77,630	1,655,848
The Home Depot, Inc.	29,850	1,141,464
Thermo Electron Corp.*	38,700	978,723
Time Warner, Inc.*	84,560	1,484,028
TJX Cos., Inc.	104,760	2,580,239
Viacom, Inc. (Class “B” Stock)	60,080	2,092,586
Waters Corp.*	38,310	1,371,115

		51,712,166

TOTAL LONG-TERM INVESTMENTS (Cost $134,581,195)		159,064,510

Total Investments — 98.1% (Cost $134,581,195 (p))		159,064,510
Other Assets in Excess of Liabilities — 1.9%		3,090,079

Net Assets — 100.0%		$162,154,589

The following abbreviation is used throughout the Schedule of Investments:

GDR	Global Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(p)	The United States federal income tax basis of the Fund’s investments was $135,110,893; accordingly, net unrealized appreciation on investments for federal income tax purposes was $23,953,617 (gross unrealized appreciation - $25,609,169; gross unrealized depreciation - $1,655,552). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST MFS Global Equity Portfolio

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2005 was as follows:

Industry
Pharmaceuticals	8.7%
Financial- Bank & Trust	6.7
Financial Services	6.5
Chemicals	6.4
Oil & Gas	5.9
Telecommunications	5.7
Retail & Merchandising	5.6
Consumer Products & Services	4.8
Broadcasting	4.7
Entertainment & Leisure	4.7
Medical Supplies & Equipment	4.3
Electronic Components & Equipment	4.2
Machinery & Equipment	4.1
Insurance	3.3
Computer Hardware	2.8
Beverages	2.5
Computer Services & Software	2.5
Food	2.2
Utilities	1.8
Business Services	1.6
Transportation	1.6
Office Equipment	1.5
Conglomerates	1.2
Automobile Manufacturers	1.0
Internet Services	1.0
Automotive Parts	0.9
Building Materials	0.8
Clothing & Apparel	0.5
Construction	0.5
Cable Television	0.1

98.1
Other assets in excess of liabilities	1.9

Total	100.0%

AST Small Cap Growth Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 98.4%
COMMON STOCK
Broadcasting – 1.3%
Citadel Broadcasting Co.*	126,400	$1,735,472
Entravision Communications Corp. (Class “A” Stock)*	98,600	874,582

		2,610,054

Business Services – 6.3%
Advisory Board Co. (The)*	36,000	1,573,200
Corporate Executive Board Co. (The)	50,000	3,197,500
LECG Corp.*	171,500	3,361,400
Resources Connection, Inc.*(a)	214,300	4,485,299

		12,617,399

Computer Hardware – 0.7%
Mobility Electronics, Inc.*	187,500	1,310,625

Computer Services & Software – 8.3%
Anteon International Corp.*	117,700	4,582,061
BEA Systems, Inc.*	312,800	2,493,016
CACI International, Inc. (Class “A” Stock)*	58,500	3,230,955
Epicor Software Corp.*	98,500	1,290,350
Hyperion Solutions Corp.*	68,700	3,030,357
Quest Software, Inc.*	80,300	1,111,352
Sybase, Inc.*	56,200	1,037,452

		16,775,543

Consumer Products & Services – 1.3%
Aaron Rents, Inc.	131,750	2,635,000

Electronic Components & Equipment – 2.9%
ESCO Technologies, Inc.*	14,300	1,149,005
Essex Corp.*	38,800	633,604
Harman International Industries, Inc.	46,100	4,078,006

		5,860,615

Entertainment & Leisure – 9.5%
Boyd Gaming Corp.	148,600	7,749,490
Pinnacle Entertainment, Inc.*	249,200	4,161,640
Shuffle Master, Inc.*(a)	78,050	2,260,328
Station Casinos, Inc.	73,900	4,991,945

		19,163,403

Financial - Bank & Trust – 4.0%
East West Bancorp, Inc.	45,300	1,672,476
Southwest Bancorporation of Texas, Inc.	151,100	2,772,685
UCBH Holdings, Inc.	88,300	3,523,170

		7,968,331

Financial Services – 5.6%
Affiliated Managers Group, Inc.*(a)	90,200	5,595,106
Capital Source, Inc.*(a)	160,700	3,696,100
Collegiate Funding Services*	133,000	2,072,140

		11,363,346

Healthcare Services – 7.4%
Community Health Systems, Inc.*	107,900	3,766,789
Cooper Companies, Inc. (The)	31,500	2,296,350
LifePoint Hospitals, Inc.*	90,100	3,949,984
United Surgical Partners International, Inc.*	106,300	4,865,351

		14,878,474

Insurance – 1.0%
Bristol West Holdings, Inc.	127,100	1,970,050

Internet Services – 2.3%
Ask Jeeves, Inc.*(a)	102,600	2,881,008
Avocent Corp.*	38,700	993,042
Jupitermedia Corp.*	49,100	761,541

		4,635,591

Medical Supplies & Equipment – 12.4%
Advanced Medical Optics, Inc.*(a)	96,200	$3,483,402
Animas Corp.*	93,300	1,885,593
Cutera, Inc.*	132,850	2,561,348
Inamed Corp.*	65,900	4,605,092
Invitrogen Corp.*	38,700	2,678,040
LCA-Vision, Inc.	80,950	2,695,635
Martek Biosciences Corp.*(a)	76,800	4,468,992
Protein Design Labs, Inc.*	108,600	1,736,514
Wright Medical Group, Inc.*	44,200	1,060,800

		25,175,416

Metals & Mining – 1.2%
CONSOL Energy, Inc.	49,400	2,322,788

Oil & Gas – 5.1%
Cabot Oil & Gas Corp.	24,800	1,367,720
Newpark Resources, Inc.*	358,000	2,108,620
Patterson-UTI Energy, Inc.	78,700	1,969,074
Pride International, Inc.*(a)	141,500	3,514,860
Tidewater, Inc.(a)	35,200	1,367,872

		10,328,146

Personal Services – 1.7%
Laureate Education, Inc.*(a)	80,400	3,440,316

Pharmaceuticals – 4.1%
Abgenix, Inc.*	121,600	851,200
Alkermes, Inc.*(a)	157,900	1,639,002
Covance, Inc.*	62,700	2,985,147
ICOS Corp.*	61,400	1,379,044
MGI Pharma, Inc.*	54,600	1,379,742

		8,234,135

Restaurants – 2.4%
Applebee’s International, Inc.	54,200	1,493,752
RARE Hospitality International, Inc.*	110,000	3,396,800

		4,890,552

Retail & Merchandising – 4.5%
Aeropostale, Inc.*	51,900	1,699,725
Cost Plus, Inc.*	29,500	792,960
Guitar Center, Inc.*	69,000	3,783,270
West Marine, Inc.*	128,800	2,738,288

		9,014,243

Semiconductors – 6.1%
ATMI, Inc.*	62,200	1,557,488
Cymer, Inc.*(a)	43,300	1,159,141
Helix Technology Corp.	98,300	1,520,701
Mattson Technology, Inc.*	116,400	924,216
Micrel, Inc.*	117,500	1,083,350
Microsemi Corp.*	187,100	3,047,859
NVIDIA Corp.*	77,800	1,848,528
O2Micro International Ltd.*	119,700	1,231,713

		12,372,996

Telecommunications – 10.3%
Aeroflex, Inc.*	134,000	1,250,220
American Tower Corp. (Class “A” Stock)*(a)	343,000	6,252,890
Anaren, Inc.*	128,400	1,557,492
Ditech Communications Corp.*	79,800	995,106
Polycom, Inc.*	270,000	4,576,500
Scientific-Atlanta, Inc.	57,200	1,614,184
SpectraLink Corp.	217,300	3,068,276
SpectraSite, Inc.*	25,900	1,501,423

		20,816,091

TOTAL LONG-TERM INVESTMENTS (Cost $179,080,022)		198,383,114

	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS – 16.3%
Commercial Paper– 4.1%
Countrywide Home Loans	$5,341	$5,329,468
2.816%, 04/27/05 (b)
Liberty Funding Corp.	325	323,842
2.80%, 04/22/05 (b)
Skandinaviska Enskilda Banken	2,615	2,615,476

2.80%, 04/17/05 (b) (c)
		8,268,786

Corporate Obligations – 3.7%
Goldman Sachs Group, Inc.	1,351	1,351,437
2.955%, 04/01/05 (b)(c)
Merrill Lynch & Co., Inc.	303	302,760
2.975%, 04/01/05 (b)
Morgan Stanley	4,317	4,316,926
2.82%, 04/01/05 (b)(c)
Natexis Banque NY	1,430	1,430,417

2.925%, 04/01/05 (b) (c)
		7,401,540

Time Deposits – 1.1%
Chase Manhattan Bank	1,920	1,919,618
2.843%, 04/01/05 (b)
Societe Generale NY	324	323,602

2.875%, 04/01/05 (b)
		2,243,220

U.S. Government Agency Obligations – 1.4%
Federal Home Loan Banks	2,900	2,900,000

2.55%, 04/01/05

	Shares	Value
Non-Registered Investment Company – 6.0%
BlackRock Institutional Money Market Trust(b) (j)	11,963,784	11,963,784

TOTAL SHORT-TERM INVESTMENTS (Cost $32,777,330)		32,777,330

Total Investments — 114.7% (Cost $211,857,352 (p))		231,160,444
Liabilities in Excess of Other Assets — (14.7%)		(29,642,889)

Net Assets — 100.0%		$201,517,555

The following annotations are used throughout the Schedule of Investments:

symbol	description
*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $29,042,667; cash collateral of $29,877,330 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $214,304,933; accordingly, net unrealized appreciation on investments for federal income tax purposes was $16,855,511(gross unrealized appreciation - $24,724,055; gross unrealized depreciation - $7,868,544). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST DeAM Small Cap Growth Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCK
Advertising – 0.5%
ADVO, Inc.	32,300	$1,209,635
ValueClick, Inc.*	35,900	380,899

		1,590,534

Aerospace – 1.6%
Orbital Sciences Corp.*	99,600	964,128
Teledyne Technologies, Inc.*	118,000	3,693,400

		4,657,528

Airlines – 1.6%
ExpressJet Holdings, Inc.*	159,900	1,824,459
Pinnacle Airlines Corp.*	274,300	2,913,066

		4,737,525

Automobile Manufacturers – 0.3%
Monaco Coach Corp.	53,200	859,180

Biotechnology – 0.1%
Geron Corp.*	34,800	212,628

Broadcasting
Sinclair Broadcast Group, Inc.	18,100	145,343

Building Materials – 0.2%
Trex Co., Inc.*	12,600	559,566

Business Services – 4.9%
Administaff, Inc.	31,000	452,600
Catalina Marketing Corp.(a)	200	5,180
CoStar Group, Inc.*	28,300	1,042,855
CSG Systems International, Inc.*	4,400	71,676
DiamondCluster International, Inc.*	52,200	840,420
Dionex Corp.*	2,100	114,450
Hiedrick & Struggles International, Inc.*	23,200	853,064
Korn/Ferry International*	33,300	633,699
LECG Corp.*	18,800	368,480
Navigant Consulting, Inc.*	135,000	3,676,050
PDI, Inc.*	87,600	1,795,800
Per-Se Technologies, Inc.*	25,400	389,890
Portfolio Recovery Associates, Inc.*	7,600	258,628
TeleTech Holdings, Inc.*	188,700	2,438,004
Ventiv Health, Inc.*	73,600	1,692,800

		14,633,596

Cable Television – 0.2%
Insight Communications Co., Inc. (Class “A” Stock)*	40,800	483,480
Mediacom Communications Corp.*	33,900	221,706

		705,186

Chemicals – 1.1%
Airgas, Inc.	11,900	284,291
Georgia Gulf Corp.	36,150	1,662,177
MacDermid, Inc.	12,300	399,750
Mosaic Co.*(a)	61,900	1,056,014

		3,402,232

Clothing & Apparel – 2.2%
Guess, Inc.*	143,900	1,971,430
J. Jill Group, Inc.*	145,800	2,006,208
K-Swiss, Inc. (Class “A” Stock)	21,700	716,751
Wolverine World Wide, Inc.	93,650	2,006,920

		6,701,309

Commercial Services – 0.1%
Quanta Services, Inc.*	57,800	441,014

Computer Hardware – 0.1%
Dot Hill Systems Corp.*	59,100	351,645

Computer Services & Software – 8.8%
Altiris, Inc.*	56,400	1,345,140
ANSYS, Inc.*	33,200	1,135,772
Aspen Technology, Inc.*	153,400	871,312
Cerner Corp.*(a)	65,300	3,428,902
Concur Technologies, Inc.*	42,400	344,288
Covansys Corp.*	50,300	750,225
Epicor Software Corp.*	33,200	434,920
FactSet Research Systems, Inc.	5,650	186,507
Hyperion Solutions Corp.*	14,200	626,362
Kronos, Inc.*	67,650	3,457,591
Magma Design Automation, Inc.*	73,100	867,697
MatrixOne, Inc.*	143,100	682,587
Micros Systems, Inc.*	28,300	1,038,893
Open Solutions, Inc.*	13,800	273,654
Parametric Technology Corp.*	498,900	2,788,851
Perot Systems Corp.*	16,300	219,072
Progress Software Corp.*	51,000	1,337,220
Quest Software, Inc.*	27,100	375,064
SS&C Technologies, Inc.	110,550	2,520,540
Transaction Systems Architects, Inc. (Class “A” Stock)*	16,600	384,290
Websense, Inc.*	24,000	1,291,200
Wind River Systems, Inc.*	17,000	256,360
Witness Systems, Inc.*	73,000	1,281,150

		25,897,597

Construction – 0.4%
Dycom Industries, Inc.*	51,800	1,190,882

Consumer Products & Services – 2.0%
Aaron Rents, Inc.	109,950	2,199,000
Coinstar, Inc.*	82,200	1,742,640
Nu Skin Enterprises, Inc. (Class “A” Stock)(a)	89,000	2,003,390

		5,945,030

Containers & Packaging – 2.0%
Crown Holdings, Inc.*	164,000	2,551,840
Silgan Holdings, Inc.	50,400	3,274,992

		5,826,832

Electronic Components & Equipment – 3.6%
BEI Technologies, Inc.	76,100	1,824,117
Brocade Communications Systems, Inc.*	445,600	2,637,952
EDO Corp.	10,500	315,525
Franklin Electric Co., Inc.	7,900	298,067
Littelfuse, Inc.*	86,700	2,483,955
MIPS Technologies, Inc.*	23,500	270,250
Rayovac Corp.*	11,500	478,400
Sonic Solutions*	51,300	772,065
TTM Technologies, Inc.*	72,700	760,442
Varian, Inc.*	300	11,367
WESCO International, Inc.*	30,800	862,400

		10,714,540

Entertainment & Leisure – 2.4%
Ameristar Casinos, Inc.	54,600	2,985,528
Argosy Gaming Co.*	75,100	3,448,592
Boyd Gaming Corp.	11,400	594,510
RC2 Corp.*	6,300	214,200

		7,242,830

Environmental Services – 0.5%
Casella Waste Systems, Inc.*	31,700	419,391
Waste Connections, Inc.*	33,050	1,148,488

		1,567,879

Equipment Services – 0.3%
Global Imaging Systems, Inc.*	23,200	822,672

Financial - Bank & Trust – 5.1%
Accredited Home Lenders Holding Co.*	44,400	1,608,612
East West Bancorp, Inc.	107,000	3,950,439
First BanCorp	13,500	570,375
Independent Bank Corp.	35,367	1,017,509
Pacific Capital Bancorp	7,933	236,245
R&G Financial Corp. (Class “B” Stock)(a)	97,200	3,029,724

Silicon Valley Bancshares*	43,600	1,921,016
Southwest Bancorporation of Texas, Inc.	27,000	495,450
Texas Regional Bancshares, Inc. (Class “A” Stock)	52,780	1,589,206
Wintrust Financial Corp.	19,100	899,419

		15,317,995

Financial Services – 0.7%
Affiliated Managers Group, Inc.*(a)	11,600	719,548
Euronet Worldwide, Inc.*	46,500	1,327,575

		2,047,123

Food – 0.3%
Wild Oats Markets, Inc.*	80,800	858,904

Furniture – 0.1%
Tempur-Pedic International, Inc.*	18,200	339,612

Healthcare Services – 4.7%
Allscripts Healthcare Solutions*	79,000	1,129,700
Amedisys, Inc.*	67,900	2,053,975
America Service Group, Inc.*	29,400	650,622
Apria Healthcare Group, Inc.*	62,800	2,015,880
Centene Corp.*	104,400	3,130,956
Magellan Health Services, Inc.*	18,300	623,115
Molina Healthcare, Inc.*(a)	17,100	788,139
NeighborCare, Inc.*(a)	22,400	655,200
Pediatrix Medical Group, Inc.*	15,200	1,042,568
Sierra Health Services, Inc.*	27,900	1,781,136

		13,871,291

Industrial Products – 0.9%
Ceradyne, Inc.*	101,600	2,272,792
Hexcel Corp.*	17,500	271,425
Mueller Industries, Inc.	8,000	225,200

		2,769,417

Insurance – 1.1%
Philadelphia Consolidated Holdings Corp.*	32,500	2,519,725
Zenith National Insurance Corp.	16,800	871,248

		3,390,973

Internet Services – 4.7%
CNET Networks, Inc.*(a)	105,600	996,864
Cybersource Corp.*	99,200	510,880
Digi International, Inc.*	59,000	809,480
Digital Insight Corp.*	59,100	969,240
Digital River, Inc.*	41,300	1,286,908
EarthLink, Inc.*	145,500	1,309,500
eResearch Technology, Inc.*	54,150	637,887
F5 Networks, Inc.*(a)	35,300	1,782,297
InfoSpace, Inc.*(a)	28,800	1,175,904
Openwave Systems, Inc.*	99,300	1,210,467
Priceline.com, Inc.*(a)	37,683	949,612
RSA Security, Inc.*	72,400	1,147,540
S1 Corp.*	29,700	206,118
WebEx Communications, Inc.*	43,900	947,801

		13,940,498

Machinery & Equipment – 3.3%
Cognex Corp.	34,900	868,312
IDEX Corp.	25,900	1,045,065
JLG Industries, Inc.	45,300	976,215
Middleby Corp.	39,700	1,961,180
Terex Corp.*(a)	75,300	3,260,490
Toro Co. (The)	19,200	1,699,200

		9,810,462

Medical Supplies & Equipment – 8.6%
Align Technology, Inc.*	272,800	1,702,272
American Medical Systems Holdings, Inc.*	136,000	2,336,480
Biosite, Inc.*(a)	15,500	806,465
Haemonetics Corp.*	63,800	2,689,808
Hologic, Inc.*	8,300	264,563
Immucor, Inc.*	102,825	3,104,286
Integra LifeSciences Holdings Corp.*(a)	62,600	2,204,772
Merit Medical Systems, Inc.*	9,622	115,368
PolyMedica Corp.	61,500	1,953,240

Serologicals Corp.*(a)	113,100	2,764,164
SurModics, Inc.*	23,000	733,930
Sybron Dental Specialties, Inc.*	20,500	735,950
Third Wave Technologies, Inc.*	283,600	1,633,536
Ventana Medical Systems, Inc.*	106,600	3,993,235
VISX, Inc.*	11,600	271,904

		25,309,973

Metals & Mining – 1.5%
Century Aluminum Co.*	16,100	487,186
Hecla Mining Co.*	141,900	777,612
Steel Dynamics, Inc.(a)	91,000	3,134,950

		4,399,748

Oil & Gas – 7.0%
Berry Petroleum Co. (Class “A” Stock)	10,900	560,805
Cabot Oil & Gas Corp.	18,100	998,215
Comstock Resources, Inc.*	131,700	3,785,058
Denbury Resources, Inc.*	87,100	3,068,533
KCS Energy, Inc.*(a)	210,600	3,234,816
Mission Resources Corp.*	39,600	280,368
Penn Virginia Corp.	7,400	339,660
Plains Exploration & Production Co.*	49,500	1,727,550
Remington Oil & Gas Corp.*	51,900	1,635,888
Spinnaker Exploration Co.*	37,700	1,339,481
Stone Energy Corp.*	57,300	2,783,061
Whiting Petroleum Corp.*	28,200	1,149,996

		20,903,431

Pharmaceuticals – 6.5%
Connetics Corp.*	116,200	2,938,698
Enzon Pharmaceuticals, Inc.*	117,700	1,199,363
First Horizon Pharmaceutical Corp.*	91,600	1,546,208
Keryx Biopharmaceuticals, Inc.*	12,500	167,000
Kos Pharmaceuticals, Inc.*	69,300	2,888,424
Ligand Pharmaceuticals, Inc. (Class “B” Stock)*(a)	102,100	585,033
Nabi Biopharmaceuticals*	10,300	128,544
Noven Pharmaceuticals, Inc.*	32,400	549,504
Par Pharmaceuticals Cos., Inc.*(a)	16,800	561,792
Perrigo Co.	54,600	1,045,590
POZEN, Inc.*	44,500	231,845
Salix Pharmaceuticals Ltd.*	83,500	1,376,915
SFBC International, Inc.*	46,850	1,650,994
United Therapeutics Corp.*	42,000	1,919,190
Valeant Pharmaceuticals International	116,100	2,614,572

		19,403,672

Printing & Publishing – 0.6%
Consolidated Graphics, Inc.*	20,800	1,094,080
Nelson, (Thomas), Inc.	14,600	345,290
Valassis Communications, Inc.*	6,300	220,248

		1,659,618

Real Estate – 1.4%
Alexandria Real Estate Equities, Inc. [REIT]	12,100	778,998
Essex Property Trust, Inc. [REIT]	13,400	923,796
Jones Lang Lasalle, Inc.*[REIT]	6,500	303,225
New Century Financial Corp. [REIT]	18,100	847,442
Taubman Centers, Inc. [REIT]	13,500	374,490
Washington Real Estate Investment Trust [REIT]	34,200	983,250

		4,211,201

Restaurants – 2.2%
CEC Entertainment, Inc.*	100,800	3,689,280
CKE Restaurants, Inc.*	177,000	2,805,450

		6,494,730

Retail & Merchandising – 6.0%
Aeropostale, Inc.*	99,200	3,248,800
Cash America International, Inc.	38,000	833,340
Coldwater Creek, Inc.*	51,375	949,410
Dick’s Sporting Goods, Inc.*(a)	40,400	1,483,892
Genesco, Inc.*	18,200	517,244
Gymboree Corp. (The)*	60,800	762,432

Overstock.com, Inc.*(a)	28,300	1,216,617
Pantry, Inc. (The)*	47,000	1,455,590
School Specialty, Inc.*	11,700	458,172
Select Comfort Corp.*	101,400	2,072,616
Stein Mart, Inc.*	154,300	3,471,750
Yankee Candle Co., Inc.	48,500	1,537,450

		18,007,313

Semiconductors – 6.7%
AMIS Holdings, Inc.*	66,300	748,527
Cirrus Logic, Inc.*	290,700	1,313,964
Emulex Corp.*	123,300	2,322,972
Helix Technology Corp.	23,500	363,545
Kulicke & Soffa Industries, Inc.*	71,200	447,848
Micrel, Inc.*	239,400	2,207,268
Microsemi Corp.*	165,200	2,691,108
Omnivision Technologies, Inc.*(a)	132,400	2,005,860
Photronics, Inc.*	114,300	2,068,830
Pixelworks, Inc.*	37,700	307,255
Silicon Image, Inc.*	170,000	1,710,200
Skyworks Solutions, Inc.*	312,400	1,983,740
Standard Microsystems Corp.*	100,600	1,746,416

		19,917,533

Telecommunications – 4.2%
Alamosa Holdings, Inc.*(a)	132,100	1,541,607
Arris Group, Inc.*	171,100	1,182,301
Aspect Communications Corp.*	25,000	260,250
C-COR, Inc.*	84,500	513,760
Golden Telecom, Inc.(a)	89,400	2,288,640
Inter-Tel, Inc.	10,000	245,000
InterDigital Communications Corp.*	127,800	1,957,896
Novatel Wireless, Inc.*	44,500	478,375
Premiere Global Services, Inc.*	259,800	2,940,936
UbiquiTel, Inc.*	161,300	1,080,710

		12,489,475

Transportation – 1.0%
Knight Transportation, Inc.	119,500	2,948,065

TOTAL LONG-TERM INVESTMENTS (Cost $271,774,023)		296,296,582

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 11.8%
Certificate of Deposit – 0.4%
Banco Santander PR	$1,259	1,258,660

2.72%, 04/07/05 (b)(c)
Commercial Paper – 2.1%
Countrywide Home Loans	2,996	2,988,989
2.816%, 04/27/05 (b)
Skandinaviska Enskilda Banken	3,003	3,002,807
2.80%, 04/17/05 (b)(c)
Nordeutsche Landesbank	443	442,175

2.805%, 04/18/05 (b)
		6,433,971

Corporate Obligations – 0.5%
Goldman Sachs Group, Inc.	555	554,665
2.955%, 04/01/05 (b)(c)
Merrill Lynch & Co., Inc.	875	875,038

2.975%, 04/01/05 (b)
		1,429,703

Time Deposits – 1.5%
Chase Manhattan Bank	3,538	3,537,703
2.843%, 04/01/05 (b)
Societe Generale NY	935	935,276

2.875%, 04/01/05 (b)
		4,472,979

U.S. Government Agency Obligations – 0.2%
U.S. Treasury Bills	630	628,805

2.37%, 04/28/05(k)(n)
Non-Registered Investment Company – 7.1%

	Shares
BlackRock Institutional Money Market Trust(b) (j)	20,951,643	20,951,643

TOTAL SHORT-TERM INVESTMENTS (Cost $35,175,836)		35,175,761

Total Investments — 111.3% (Cost $306,949,859 (p))		331,472,343
Liabilities in Excess of Other Assets — (11.3%)		(33,527,684)

Net Assets — 100.0%		$297,944,659

The following abbreviation is used throughout the Schedule of Investments:

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $33,366,718; cash collateral of $34,546,956 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(k)	Securities with an aggregate market value of $628,805 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at March 31, 2005	Unrealized Depreciation
Long Positions:
4	Russell 2000	Jun 05	$1,270,999	$1,235,800	$(35,199)

(n)	Rates shown are the effective yields at purchase date.

(p)	The United States federal income tax basis of the Fund’s investments was $307,861,632; accordingly, net unrealized appreciation on investments for federal income tax purposes was $23,610,711 (gross unrealized appreciation - $41,864,247; gross unrealized depreciation - $18,253,536). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Federated Aggressive Growth Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 94.3%
COMMON STOCK – 94.2%
Advertising – 0.9%
Lamar Advertising Co.*	27,700	$1,116,033
Monster Worldwide, Inc.*	54,460	1,527,603
Valueclick, Inc.*	69,040	732,514

		3,376,150

Aerospace – 3.1%
DRS Technologies, Inc.*	78,411	3,332,468
Innovative Solutions and Support, Inc.*	255,000	8,096,250

		11,428,718

Automotive Parts – 8.3%
Advance Auto Parts, Inc.*	500,000	25,225,000
Monro Muffler Brake, Inc.*	195,531	5,046,655

		30,271,655

Broadcasting – 0.3%
SKY Perfect Communications, Inc. (Japan)	1,256	976,876

Building Materials – 0.2%
Simpson Manufacturing Co., Inc.	20,520	634,068

Business Services – 4.2%
Arbitron, Inc.*	16,400	703,560
CoStar Group, Inc.*	42,257	1,557,170
Ctrip.com International Ltd. [ADR] (China)*	61,600	2,331,560
Discovery Partners International*	266,500	852,800
Exponent, Inc.*	27,035	645,866
Indus International, Inc.*	226,400	552,416
Infocrossing, Inc.*	204,200	3,234,528
NuCo2, Inc.*	161,600	4,250,081
Onvia, Inc.*	122,800	627,508
Visual Networks, Inc.*	183,780	551,340

		15,306,829

Cable Television – 6.8%
Central European Media Enterprises Ltd. (Class “A” Stock)*	442,888	21,905,240
Lodgenet Entertainment Corp.*	88,971	1,676,214
Premiere AG (Germany)*	28,200	1,167,948

		24,749,402

Chemicals – 0.6%
Cabot Microelectronics Corp.*	65,770	2,063,863

Clothing & Apparel – 1.2%
Carter’s, Inc.*	80,800	3,211,800
Celebrate Express, Inc.*	58,900	1,153,851

		4,365,651

Commercial Services – 0.8%
20-20 Technologies, Inc. (Canada)*144A	264,800	2,035,744
TNS, Inc.*	46,800	840,060

		2,875,804

Computer Hardware – 1.9%
Komag, Inc.*	98,800	2,208,180
Maxtor Corp.*	743,200	3,953,824
Mobility Electronics, Inc.*	123,500	863,265

		7,025,269

Computer Services & Software – 7.0%
Altiris, Inc.*	69,168	1,649,657
Business Objects SA [ADR] (France)*	44,780	1,204,134
Cognos, Inc. (Canada)*	16,778	703,669
Epicor Software Corp.*	306,500	4,015,150
FileNET Corp.*	72,856	1,659,660
Fundtech Ltd.*	81,000	810,000
Hummingbird Ltd. (Canada)*	35,300	846,847
Hyperion Solutions Corp.*	73,400	3,237,674
Magma Design Automation, Inc.*	163,240	1,937,659
Motive, Inc.*	122,900	1,229,000
NAVTEQ Corp.*	45,800	1,985,430
Niku Corp.*	121,800	2,198,490
Pervasive Software, Inc.*	186,744	859,022
Quest Software, Inc.*	116,000	1,605,440
SS&C Technologies, Inc.	43,800	998,640
SupportSoft, Inc.*	84,200	444,576
Telvent GIT SA (Spain)*	17,400	173,130

		25,558,178

Consumer Products & Services – 0.9%
1-800-Flowers.com, Inc.*	224,400	1,698,708
Concorde Career Colleges, Inc.*	50,900	865,300
Prestige Brands Holdings, Inc.*	47,200	833,080

		3,397,088

Diversified Operations – 0.2%
RHJ International (Belgium)*144A	20,700	591,674

Education – 0.3%
Educate, Inc.*	69,600	965,352

Electronic Components & Equipment – 2.2%
CEVA, Inc.*	129,978	961,837
M-Systems Flash Disk Pioneers Ltd. (Israel)*	60,400	1,331,216
PowerDsine Ltd. (Israel)*	220,600	2,249,017
Sonic Solutions, Inc.*	176,600	2,657,830
Vicor Corp.	76,256	796,113

		7,996,013

Entertainment & Leisure – 1.5%
Dolby Laboratories, Inc. (Class “A” Stock)*	104,700	2,460,450
JAMDAT Mobile, Inc.*	8,500	146,540
Speedway Motorsports, Inc.	73,300	2,616,810
Winnebago Industries, Inc.	4,100	129,560

		5,353,360

Financial - Consumer – 0.3%
Advance America Cash Advance Centers, Inc.*	69,500	1,075,860

Financial Services – 1.7%
Affiliated Managers Group, Inc.*	17,287	1,072,313
Bankrate, Inc.*	35,700	478,023
Federal Agricultural Mortgage Corp. (Class “C” Stock)	438	7,661
QC Holdings, Inc.*	230,400	3,462,911
SFGC Co. Ltd. (Japan)	5,000	1,217,010

		6,237,918

Food – 0.3%
B&G Foods Holding Corp.	37,700	561,730
Centerplate, Inc.	40,300	511,004

		1,072,734

Healthcare Services – 1.2%
Adeza Biomedical Corp.*	16,700	203,406
Magellan Health Services, Inc.*	45,200	1,539,060
Northfield Laboratories, Inc.*	39,800	447,750
United Surgical Partners International, Inc.*	49,090	2,246,849

		4,437,065

Hotels & Motels – 0.4%
Orient-Express Hotels Ltd.	52,793	1,377,897

Industrial Products – 0.5%
Interline Brands, Inc.*	48,200	921,102
Roper Industries, Inc.	11,300	740,150

		1,661,252

Insurance – 0.8%
Endurance Specialty Holdings Ltd.	18,400	696,256
Mercury General Corp.	10,500	580,230
Philadelphia Consolidated Holdings Corp.*	19,224	1,490,437

		2,766,923

Internet Services – 2.6%
Blackboard, Inc.*	143,900	2,509,616
eCollege.com, Inc.*	82,066	1,061,934
Jupitermedia Corp.*	29,200	452,892
Mediagrif Interactive Technologies, Inc. (Canada)*	132,800	1,086,815
NIC, Inc.*	185,792	886,228
Online Resources Corp.*	257,159	2,265,571
Online Resources Corp.*144A	61,000	537,410
S1 Corp.*	124,900	866,806

		9,667,272

Medical Supplies & Equipment – 6.6%
ArthroCare Corp.*	30,800	877,800
Bioenvision, Inc.*	131,300	754,975
Cambridge Heart, Inc.*	431,400	150,990
Ciphergen Biosystems, Inc.*	341,400	945,678
Conceptus, Inc.*	800	6,240
Cytyc Corp.*	128,148	2,948,685
Digirad Corp.*	66,300	513,825
Endologix, Inc.*	89,300	513,475
Illumina, Inc.*	74,100	598,728
Inamed Corp.*	119,630	8,359,745
Kyphon, Inc.*	72,574	1,826,688
Orthofix International NV (Netherlands)*	161,934	6,339,716
Stratagene Corp.*	18,800	166,004
Zoll Medical Corp.*	6,200	139,686

		24,142,235

Pharmaceuticals – 7.7%
Abgenix, Inc.*	389,000	2,723,000
Acadia Pharmaceuticals, Inc.*	14,900	102,810
Acusphere, Inc.*	176,100	952,701
Adaltis, Inc. (Canada)*144A	41,000	133,876
Adaltis, Inc. (Canada)*	36,900	120,489
Alexion Pharmaceuticals, Inc.*	220,804	4,783,719
Auxilium Pharmaceuticals, Inc.*	102,900	615,342
Biovail Corp. (Canada)*	94,700	1,428,076
Cubist Pharmaceuticals, Inc.*	79,700	846,414
Dynavax Technologies Corp.*	358,700	1,675,129
Eyetech Pharmaceuticals, Inc.*	40,900	1,124,750
Genaera Corp.*	596,900	1,360,932
I-Flow Corp.*	40,500	641,115
Nektar Therapeutics*	20,800	289,952
Neurochem, Inc. (Canada)*	221,400	2,636,874
Penwest Pharmaceuticals Co.*	137,500	1,699,500
Point Therapeutics, Inc.*	350,000	1,417,500
Progenics Pharmaceuticals, Inc.*	107,400	1,805,394
Regeneron Pharmaceuticals, Inc.*	36,500	186,515
Spectrum Pharmaceuticals, Inc.*	104,100	619,395
Transkaryotic Therapies, Inc.*	25,200	629,118
Vical, Inc.*	292,700	1,170,800
Vicuron Pharmaceuticals, Inc.*	58,200	917,232
Xenova Group PLC [ADR] (United Kingdom)*	135,900	129,105
YM Biosciences, Inc. (Canada)*	121,900	312,383

		28,322,121

Real Estate – 1.3%
BioMed Realty Trust, Inc. [REIT]	10,400	214,240
First Potomac Realty Trust [REIT]	58,400	1,334,440
Global Signal, Inc. [REIT]	21,100	632,156
U-Store-It Trust [REIT]	21,900	381,060
Wetherspoon, (J.D.) PLC (United Kingdom)	425,816	2,074,080
ZipRealty, Inc.*	4,000	56,360

		4,692,336

Restaurants – 3.3%
Applebee’s International, Inc.	32,100	884,676
Buffalo Wild Wings, Inc.*	97,300	3,680,859
Cheesecake Factory, Inc. (The)*	134,742	4,776,604
Texas Roadhouse, Inc. (Class “A” Stock)*	98,200	2,757,456

		12,099,595

Retail & Merchandising – 8.8%
A.C. Moore Arts & Crafts, Inc.*	149,900	3,996,334
Cabela, Inc.*	41,100	847,893
Cache, Inc.*	172,600	2,338,730
Cost Plus, Inc.*	69,900	1,878,912
Design Within Reach, Inc.*	26,600	418,551
Dick’s Sporting Goods, Inc.*	151,054	5,548,213
New York & Company, Inc.*	164,800	3,307,536
PC Mall, Inc.*	96,200	1,194,804
PETCO Animal Supplies, Inc.*	350,000	12,883,499
Submarino SA [ADR] (Brazil)*144A	17,500	271,425

		32,685,897

Semiconductors – 5.9%
ARM Holdings PLC [ADR] (United Kingdom)	130,829	784,974
ATI Technologies, Inc. (Canada)*	86,670	1,495,924
Cirrus Logic, Inc.*	322,300	1,456,796
CSR PLC (United Kingdom)*	767,700	4,743,994
Emcore Corp.*	303,800	1,023,806
MEMC Electronic Materials, Inc.*	257,500	3,463,375
Microsemi Corp.*	143,300	2,334,357
MKS Instruments, Inc.*	51,600	819,408
Sigmatel, Inc.*	83,400	3,121,662
Ultratech Stepper, Inc.*	149,000	2,175,400

		21,419,696

Telecommunications – 2.5%
ADTRAN, Inc.	108,600	1,915,704
Foundry Networks, Inc.*	38,464	380,794
Intrado, Inc.*	55,537	683,105
MasTec, Inc.*	102,300	839,883
Orckit Communications Ltd. (Israel)*	30,000	1,669,200
RADVision Ltd. (Israel)*	221,010	2,797,986
Time Warner Telecom, Inc.*	260,600	1,034,582

		9,321,254

Transportation – 9.8%
ABX Air, Inc.*	1,540,980	11,156,694
CNF, Inc.	37,800	1,768,662
Expeditors International of Washington, Inc.	59,996	3,212,786
Forward Air Corp.*	127,500	5,428,950
Kuehne & Nagel International AG (Switzerland)*	1,050	226,496
Landstar System, Inc.*	25,600	838,400
Overnite Corp.	177,200	5,668,628
Quality Distribution, Inc.*	465,200	5,047,420
Ryder System, Inc.	67,600	2,818,920

		36,166,956

Utilities – 0.1%
Consolidated Water Co. Ltd.	13,600	452,880

TOTAL COMMON STOCK (Cost $296,702,983)		344,535,841

WARRANTS* – 0.1%
Pharmaceuticals
Point Therapeutics, Inc., Expiring on 09/24/2008*(o) (Cost $0)	175,000	243,250

TOTAL LONG-TERM INVESTMENTS (Cost $296,702,983)		344,779,091

	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS – 5.0%
Repurchase Agreements
Greenwich Capital Markets, Inc. 2.55%, date 03/31/05, maturing 04/01/05, repurchase price $18,286,295 (Collateralized by U.S. Treasury Bill, par value $18,919,000, market value $18,660,939, due 09/08/05)	18,285	18,285,000

TOTAL SHORT-TERM INVESTMENTS (Cost $18,285,000)		18,285,000

Total Investments — 99.3% (Cost $314,987,983(p))		363,064,091
Other Assets in Excess of Liabilities — 0.7%		2,484,445

Net Assets — 100.0%		$365,548,536

The following abbreviations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(o)	Fair valued security.

(p)	The United States federal income tax basis of the Fund’s investments was $315,662,956; accordingly, net unrealized appreciation on investments for federal income tax purposes was $47,401,135 (gross unrealized appreciation - $67,697,234; gross unrealized depreciation - $20,296,099). The difference between book and tax basis is attributable to deferred losses on wash sales.

AST Goldman Sachs Small-Cap Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 98.8%
COMMON STOCK – 98.7%
Basic Materials - Chemical – 3.5%
Agrium, Inc. (Canada)	204,194	$3,726,541
Albemarle Corp.	56,719	2,062,303
Carlisle Cos., Inc.	2,600	181,402
Minerals Technologies, Inc.	30,021	1,974,781
NuCo2, Inc.*	22,677	596,405
Penford Corp.	35,747	580,889
Rohm & Haas Co.	20,440	981,120

		10,103,441

Basic Materials - Forest – 2.0%
Caraustar Industries, Inc.*	268,820	3,467,778
Packaging Corp. of America(a)	31,308	760,471
Universal Forest Products, Inc.	36,822	1,430,535
Wausau-Mosinee Paper Corp.	15,290	216,201

		5,874,985

Basic Materials - Mining – 2.9%
Commercial Metals Co.	71,939	2,438,012
Maverick Tube Corp.*	31,370	1,019,839
Mueller Industries, Inc.	77,225	2,173,884
Nucor Corp.(a)	8,118	467,272
Oregon Steel Mills, Inc.*	49,988	1,149,724
Peabody Energy Corp.	10,000	463,600
Schnitzer Steel Industries, Inc. (Class “A” Stock)	18,912	637,902

		8,350,233

Consumer Cyclicals - Construction – 3.3%
Beazer Homes USA, Inc.	30,538	1,522,625
Comfort Systems USA, Inc.*	45,061	349,223
ElkCorp	28,830	1,108,802
Jacuzzi Brands, Inc.*	146,263	1,427,527
Lennar Corp. (Class “A” Stock)	23,415	1,327,162
Lennox International, Inc.	44,922	984,690
Modtech Holdings, Inc.*	29,500	250,750
Standard Pacific Corp.	21,798	1,573,597
Texas Industries, Inc.	12,712	683,270
WCI Communities, Inc.*(a)	17,916	538,913

		9,766,559

Consumer Cyclicals - Consumer Durables – 0.8%
Mohawk Industries, Inc.*(a)	9,974	840,808
Select Comfort Corp.*	48,927	1,000,068
Stanley Works(a)	9,500	430,065

		2,270,941

Consumer Cyclicals - Hotels – 0.2%
Hilton Hotels Corp.	22,270	497,735

Consumer Cyclicals - Leisure & Entertainment – 1.5%
Argosy Gaming Co.*	6,096	279,928
Aztar Corp.*	27,605	788,399
Callaway Golf Co.	32,400	414,720
Fossil, Inc.*(a)	26,697	692,120
Harrah’s Entertainment, Inc.	9,638	622,422
K2, Inc.*	117,351	1,613,576

		4,411,165

Consumer Cyclicals - Motor Vehicle – 1.8%
American Axle & Manufacturing Holdings, Inc.	47,363	1,160,393
ArvinMeritor, Inc.	46,410	717,963
Autoliv, Inc.	12,012	572,372
Commercial Vehicle Group, Inc.*	4,090	81,800
Lear Corp.	8,971	397,954
Lo-Jack Corp.*	54,069	744,530

Methode Electronics, Inc. (Class “A” Stock)	36,522	442,281
Tenneco Automotive, Inc.*	89,512	1,115,320

		5,232,613

Consumer Cyclicals - Retail Apparel – 4.5%
Aaron Rents, Inc.	102,212	2,044,241
Big Lots, Inc.*(a)	41,445	498,169
Brookstone, Inc.*	80,478	1,305,353
Dress Barn, Inc.*	26,547	483,686
Federated Department Stores, Inc.	16,141	1,027,213
Gymboree Corp.*	157,079	1,969,771
K-Swiss, Inc. (Class “A” Stock)	32,647	1,078,330
Kellwood Co.	38,046	1,095,344
Penney, (J.C.) Co., Inc.	18,329	951,642
Ross Stores, Inc.	14,682	427,833
Sharper Image Corp.*	49,927	829,287
Talbots, Inc.	13,300	425,334
Zale Corp.*	41,523	1,234,064

		13,370,267

Consumer Staples - Food & Beverage – 2.0%
American Italian Pasta Co. (Class “A” Stock)(a)	36,029	987,195
Archer-Daniels-Midland Co.(a)	24,086	592,034
Hain Celestial Group, Inc.*	44,967	838,185
Pepsi Bottling Group, Inc.	9,020	251,207
Sensient Technologies Corp.(a)	130,744	2,818,840
Smithfield Foods, Inc.*	9,400	296,570

		5,784,031

Consumer Staples - Home Products – 2.0%
Clorox Co.	17,273	1,088,026
Elizabeth Arden, Inc.*	101,147	2,401,229
Helen of Troy Ltd. (Bermuda)*	49,520	1,355,858
Jarden Corp.*	13,477	618,325
Lauder, (Estee) Cos., Inc. (Class “A” Stock)	2,330	104,803
Oneida Ltd.*(a)	106,919	267,298

		5,835,539

Consumer Staples - Restaurants – 0.9%
BUCA, Inc.*	128,322	805,734
California Pizza Kitchen, Inc.*	39,550	927,052
Total Entertainment Restaurant Corp.*	71,670	816,321
Yum! Brands, Inc.	2,759	142,944

		2,692,051

Consumer Staples - Tobacco – 0.2%
Reynolds, (R.J.) Tobacco Holdings, Inc.	5,758	464,037

Energy - Diversified Energy – 1.1%
Cleco Corp.	19,942	424,765
CMS Energy Corp.*	63,841	832,487
Western Gas Resources, Inc.	23,511	809,954
Williams Cos., Inc.	63,294	1,190,559

		3,257,765

Energy - Energy Resources – 4.5%
EOG Resources, Inc.	45,936	2,238,921
Parallel Petroleum Corp.*	62,540	459,669
Patina Oil & Gas Corp.	13,353	534,120
Range Resources Corp.	208,672	4,874,578
Unocal Corp.	17,300	1,067,237
Whiting Petroleum Corp.*	107,150	4,369,577

		13,544,102

Energy - Oil Refining – 0.7%
Frontier Oil Corp.	57,827	2,096,807

Energy - Oil Services – 1.2%
Hydril Co.*	12,791	747,122
Patterson-UTI Energy, Inc.	53,339	1,334,542
Petroleum Development Corp.*	10,562	398,082
W-H Energy Services, Inc.*	11,767	281,584
Willbros Group, Inc. (Panama)*	29,504	595,981

		3,357,311

Financial - Banks – 9.2%
Alabama National Bancorp	28,250	1,748,393
Alliance Bankshares Corp.*	20,161	311,487

Bancorp Bank (The)*	88,157	1,234,198
Berkshire Hills Bancorp, Inc.	22,946	774,428
Brookline Bancorp, Inc.(a)	82,905	1,235,285
Cardinal Financial Corp.*	51,436	473,211
Central Pacific Financial Corp.	34,058	1,146,052
Citizens Banking Corp.	81,246	2,385,382
Commerce Bancshares, Inc.	8,632	416,062
First Community Bancorp	22,685	1,004,946
First Niagara Financial Group, Inc.	157,944	2,086,440
First Oak Brook Bancshares, Inc.	15,764	461,728
Firstmerit Corp.	35,800	958,008
IBERIABANK Corp.	22,700	1,277,102
Interchange Financial Services Corp.	11,184	192,924
KeyCorp	16,505	535,587
M&T Bank Corp.	10,520	1,073,671
Main Street Banks, Inc.	32,507	860,785
Millennium Bankshares Corp.*	56,405	479,443
Northern Trust Corp.	13,044	566,631
PFF Bancorp, Inc.	109,209	3,014,167
Placer Sierra Bancshares	33,956	779,969
Prosperity Bancshares, Inc.	17,573	465,509
Southcoast Financial Corp.*	21,849	532,247
Sterling Bancorp	21,146	513,213
Sun Bancorp, Inc.*	9,833	225,028
Texas United Bancshares, Inc.	22,677	408,186
United Community Banks, Inc.	35,661	846,236
West Coast Bancorp.	5,122	121,904
Zions Bancorporation	12,700	876,554

		27,004,776

Financial - Brokers – 0.8%
Bear Stearns Cos., Inc.	5,875	586,913
Knight Trading Group, Inc.*	137,401	1,324,545
optionsXpress Holdings, Inc.*	20,641	334,178

		2,245,636

Financial - Securities/Asset Management – 0.6%
Affiliated Managers Group, Inc.*	29,088	1,804,329

Financial - Thrifts – 2.2%
BankUnited Financial Corp.	68,165	1,830,912
Fidelity Bankshares, Inc.	61,396	1,410,880
IndyMac Bancorp, Inc.	44,434	1,510,756
Irwin Financial Corp.	36,164	832,495
NetBank, Inc.	91,454	775,530

		6,360,573

Financial Services – 2.6%
Accredited Home Lenders Holding Co.*	94,742	3,432,504
American Capital Strategies Ltd.	19,288	605,836
Apollo Investment Corp.	61,271	1,028,127
CIT Group, Inc.	19,576	743,888
Financial Federal Corp.	47,420	1,677,245

		7,487,600

Health Care - Biotechnology – 0.9%
Cell Therapeutics, Inc.*(a)	125,273	449,730
MedImmune, Inc.*	28,885	687,752
Renovis, Inc.*(a)	72,541	585,406
United Therapeutics Corp.*	19,101	872,820

		2,595,708

Health Care - Drugs – 0.7%
Charles River Laboratories International, Inc.*	8,924	419,785
IVAX Corp.*(a)	28,300	559,491
PAREXEL International Corp.*	28,848	677,928
Watson Pharmaceuticals, Inc.*	14,202	436,427

		2,093,631

Health Care - Medical Products – 1.6%
Abaxis, Inc.*	46,326	409,985
Conceptus, Inc.*	142,811	1,113,926
NDCHealth Corp.(a)	73,239	1,170,360
PSS World Medical, Inc.*	87,485	994,704
Thermogenesis Corp.*	174,966	874,830

		4,563,805

Health Care - Medical Providers – 1.0%
Psychiatric Solutions, Inc.*	11,867	545,882
Radiologix, Inc.*	230,088	987,077
United Surgical Partners International, Inc.*	20,274	927,941
Web MD Corp.*	52,759	448,452

		2,909,352

Healthcare REIT – 0.2%
Omega Healthcare Investors, Inc. [REIT]	61,349	673,612

Industrials - Components – 3.4%
Actuant Corp.*	45,465	2,042,288
American Standard Cos., Inc.	18,926	879,680
Applied Industrial Technologies, Inc.	17,555	477,496
Eaton Corp.	5,351	349,955
Hughes Supply, Inc.	39,093	1,163,017
Lindsay Manufacturing Co.	21,465	409,552
Wabash National Corp.	193,664	4,725,402

		10,047,390

Industrials - Defense/Aerospace – 1.1%
Ducommun, Inc.*	48,622	972,440
EDO Corp.	36,581	1,099,259
Rockwell Collins, Inc.	20,947	996,868

		3,068,567

Industrials - Diversified – 1.1%
GrafTech International Ltd.*	335,324	1,907,994
Lydall, Inc.*	118,384	1,314,062

		3,222,056

Industrials - Electrical Equipment – 0.9%
Amphenol Corp.	12,087	447,702
Baldor Electric Co.	23,532	607,361
Cooper Industries Ltd. (Class “A” Stock)	2,700	193,104
(Bermuda)
CyberOptics Corp.*	29,365	366,475
Franklin Electric Co., Inc.	26,430	997,205

		2,611,847

Industrials - Machinery – 0.5%
MTS Systems Corp.	3,175	92,170
Tennant Co.	7,675	296,946
Terex Corp.*	24,078	1,042,577

		1,431,693

Insurance - Health Insurance – 0.4%
Health Net, Inc.*(a)	32,531	1,064,089

Insurance - Life Insurance – 0.8%
StanCorp Financial Group, Inc.	18,182	1,541,470
Torchmark Corp.	13,480	703,656

		2,245,126

Insurance - Property Insurance – 4.1%
Ambac Financial Group, Inc.	7,101	530,800
Aspen Insurance Holdings, Ltd. (Bermuda)*	27,925	703,989
Donegal Group, Inc.	25,544	464,134
Everest Re Group Ltd. (Bermuda)	9,884	841,227
Hub International Ltd. (Canada)	11,446	220,908
Navigators Group, Inc.*	22,615	749,574
NYMAGIC, Inc.	19,329	458,097
PartnerRe Ltd. (Bermuda)	14,033	906,532
PMI Group, Inc. (The)	10,364	393,936
ProAssurance Corp.*	39,879	1,575,221
Procentury Corp.	86,330	905,602
PXRE Group Ltd. (Bermuda)	49,616	1,272,650
RenaissanceRe Holdings Ltd. (Bermuda)	20,469	955,902
RLI Corp.	40,642	1,684,611
Willis Group Holdings Ltd. (United Kingdom)	17,455	643,566

		12,306,749

Real Estate - Other – 0.2%
Hersha Hospitality Trust [REIT]	20,591	205,292
Spirit Finance Corp. [REIT]	26,557	288,409

		493,701

Real Estate Investment Trust - Apartment – 1.0%
American Campus Communities, Inc. [REIT]	11,089	232,869

Apartment Investment & Management Co.	24,470	910,283
(Class “A” Stock) [REIT]
Gables Residential Trust [REIT]	17,589	585,714
Post Properties, Inc. [REIT]	19,289	598,731
Town & Country Trust [REIT]	20,867	551,932

		2,879,529

Real Estate Investment Trust - Hotels – 0.4%
LaSalle Hotel Properties [REIT]	40,465	1,175,508

Real Estate Investment Trust - Mortgage – 0.4%
MFA Mortgage Investments, Inc. [REIT]	136,981	1,042,425

Real Estate Investment Trust - Office Industrial – 2.6%
AmeriVest Properties, Inc. [REIT]	38,200	197,876
Brandywine Realty Trust [REIT]	46,003	1,306,485
Corporate Office Properties Trust [REIT]	8,824	233,660
Lexington Corp. Properties Trust [REIT]	64,702	1,419,562
Parkway Properties, Inc. [REIT]	42,854	2,001,282
Prentiss Properties Trust [REIT]	66,872	2,284,347

		7,443,212

Real Estate Investment Trust - Other REIT – 4.2%
Affordable Residential Communities, Inc. [REIT]	27,877	352,644
BioMed Realty Trust, Inc. [REIT]	39,426	812,176
Capital Automotive [REIT]	59,679	1,976,568
Commercial Net Lease Realty, Inc. [REIT]	94,506	1,743,636
Correctional Properties Trust [REIT]	57,936	1,462,884
Entertainment Properties Trust [REIT]	23,248	963,165
iStar Financial, Inc. [REIT]	37,524	1,545,238
Plum Creek Timber Co., Inc. [REIT]	19,306	689,224
RAIT Investment Trust [REIT]	74,405	1,995,542
U-Store-It Trust [REIT]	34,220	595,428

		12,136,505

Real Estate Investment Trust - Retail – 0.8%
Acadia Realty Trust [REIT]	44,714	719,001
Agree Realty Corp. [REIT]	35,240	950,775
Developers Diversified Realty Corp. [REIT]	18,425	732,394

		2,402,170

Services - Environmental – 0.6%
Republic Services, Inc.	17,893	599,058
TRC Cos., Inc.*	21,128	310,582
Waste Connections, Inc.*	25,522	886,889

		1,796,529

Services - Industrial Services – 3.0%
Harsco Corp.	3,092	184,314
Infrasource Services, Inc.*	48,566	582,792
ITT Educational Services, Inc.*	36,843	1,786,886
LECG Corp.*	28,426	557,150
Medical Staffing Network Holdings, Inc.*	110,142	728,039
PRG-Schultz International, Inc.*	189,368	948,734
School Specialty, Inc.*	22,182	868,647
West Corp.*	94,788	3,033,215

		8,689,777

Services - Media – 1.3%
ADVO, Inc.	46,796	1,752,510
Emmis Communications Corp. (Class “A” Stock)*(a)	15,894	305,483
Lamar Advertising Co.*(a)	20,097	809,708
Regent Communications, Inc.*	148,039	792,009

		3,659,710

Services - Publishing – 0.6%
Belo Corp. (Class “A” Stock)	1,000	24,140
Dow Jones & Co., Inc.(a)	19,600	732,452
Journal Register Co.*	62,839	1,049,411

		1,806,003

Services - Telephone – 0.9%
Alaska Communications Systems Group, Inc.	61,200	615,060
Cincinnati Bell, Inc.*	208,513	886,179
Iowa Telecommunications Services, Inc.	28,311	552,065
Valor Communications Group, Inc.	42,661	617,305

		2,670,609

Technology - Computer Hardware – 2.3%
CDW Corp.	12,000	680,160
Ditech Communications Corp.*	173,245	2,160,365
Hutchinson Technology, Inc.*(a)	22,300	775,594
Imation Corp.	14,934	518,957
Insight Enterprises, Inc.*	95,984	1,685,479
Mobility Electronics, Inc*	110,498	772,381

		6,592,936

Technology - Computer Software – 2.4%
Activision, Inc.*	68,304	1,010,899
Ariba, Inc.*	14,523	112,698
Atari, Inc.*	514,118	1,624,613
Citadel Security Software, Inc.*(a)	159,921	179,112
E.piphany, Inc.*	32,903	116,806
OPNET Technologies, Inc.*	41,189	344,340
Take-Two Interactive Software, Inc.*	48,617	1,900,924
Ultimate Software Group, Inc. (The)*	75,167	1,201,169
Viisage Technology, Inc.*	139,051	468,602

		6,959,163

Technology - Information Services – 1.7%
BearingPoint, Inc.*	55,511	486,831
Lionbridge Technologies, Inc.*	405,173	2,305,435
MTC Technologies, Inc.*	63,490	2,063,425

		4,855,691

Technology - Internet – 0.4%
Autobytel, Inc.*	219,077	1,104,148

Technology - Semiconductors – 0.6%
Power Integrations, Inc.*	2,423	50,616
Tessera Technologies, Inc.*	39,987	1,728,638

		1,779,254

Technology - Supply Chain – 0.2%
ScanSource, Inc.*	798	41,360
Tech Data Corp.*	16,914	626,833

		668,193

Transportation – 0.1%
Frontier Airlines, Inc.*	37,190	389,751

Transportation - Airlines – 0.5%
AirTran Holdings, Inc.*(a)	173,258	1,567,985

Transportation - Truck Freight – 1.9%
Dryships, Inc.*	10,795	210,395
Forward Air Corp.	5,740	244,409
Heartland Express, Inc.	48,550	929,733
OMI Corp.	94,842	1,816,223
SCS Transportation, Inc.*	74,881	1,392,038
Teekay Shipping Corp.	10,844	487,438
Yellow Roadway Corp.*	7,380	432,025

		5,512,261

Utilities - Electrical Utilities – 4.3%
Avista Corp.	25,492	446,110
Central Vermont Public Service Corp.	10,519	236,467
Cinergy Corp.	7,400	299,848
Edison International	9,596	333,173
El Paso Electric Co.*	144,670	2,748,730
Entergy Corp.	10,065	711,193
FirstEnergy Corp.	20,331	852,885
MGE Energy, Inc.	6,291	208,547
PG&E Corp.	30,346	1,034,799
Pinnacle West Capital Corp.	5,900	250,809
PNM Resources, Inc.	63,873	1,704,132
PPL Corp.	31,710	1,712,023
Southern Union Co.*	36,514	916,855
Westar Energy, Inc.	41,969	908,209
Wisconsin Energy Corp.	11,228	398,594

		12,762,374

Utilities - Gas Utilities – 3.1%
AGL Resources, Inc.	93,852	3,278,250
Atmos Energy Corp.	35,333	953,991

Energen Corp.		15,765	1,049,949
Northwest Natural Gas Co.		57,592	2,083,103
Piedmont Natural Gas Co., Inc.		16,969	390,966
South Jersey Industries, Inc.		13,063	736,753
WGL Holdings, Inc.		20,201	625,423

			9,118,435

TOTAL COMMON STOCK (Cost $239,722,260)			288,151,990

	Moody’s Rating	Principal Amount (000)
CORPORATE OBLIGATION – 0.1%
Basic Materials—Mining
Mueller Industries, Inc., Sub. Notes	NR
6.00%, 11/01/14 (Cost $383,000)		$383	372,468

TOTAL LONG-TERM INVESTMENTS (Cost $240,105,260)			288,524,458

SHORT-TERM INVESTMENTS – 5.2%
Certificates of Deposit – 0.6%
Banco Santander PR		1,163	1,162,955
2.72%, 04/07/05 (b)(c)
Fortis Bank NY		600	599,894

1.775%, 06/06/05 (b)
			1,762,849

Commercial Paper – 0.5%
Liberty Funding Corp.		81	81,054
2.80%, 04/22/05 (b)
Skandinaviska Enskilda Banken		1,279	1,278,696

2.80%, 04/17/05 (b)(c)
			1,359,750

Corporate Obligations – 0.6%
Bank of America NA		501	501,395
2.80%, 04/01/05 (b)(c)
Goldman Sachs Group, Inc.		561	560,607
2.955%, 04/01/05 (b)(c)
Merrill Lynch & Co., Inc.		210	209,934
2.975%, 04/01/05 (b)
Sedna Finance Corp.		462	461,711

2.78%, 04/15/05 (b)(c)
			1,733,647

Time Deposits – 0.4%
Chase Manhattan Bank		954	953,872
2.843%, 04/01/05 (b)
Societe Generale NY		224	224,386

2.875%, 04/01/05 (b)
			1,178,258

Non-Registered Investment Company – 3.1%

		Shares
BlackRock Institutional Money Market Trust(b)(j)		9,031,529	9,031,528

TOTAL SHORT-TERM INVESTMENTS (Cost $15,066,032)			15,066,032

Total Investments — 104.0% (Cost $255,171,292 (p))			303,590,490
Liabilities in Excess of Other Assets — (4.0%)			(11,733,643)

Net Assets — 100.0%			$291,856,847

The following abbreviations are used throughout the Schedule of Investments:

REIT	Real Estate Investment Trust

NR	Not Rated by Moody’s or Standard & Poor’s.

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $14,295,656; cash collateral of $15,066,032 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $256,855,408; accordingly, net unrealized appreciation on investments for federal income tax purposes was $46,735,082 (gross unrealized appreciation - $58,458,494; gross unrealized depreciation - $11,723,412). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 96.9%
COMMON STOCK - 96.5%
Advertising – 0.6%
Advo, Inc.	66,390	$2,486,306
R.H. Donnelley Corp.*	48,690	2,828,402

		5,314,708

Aerospace – 1.2%
AAR Corp.*	37,600	511,360
BE Aerospace, Inc.*	52,380	628,560
CPI Aerostructures, Inc.*	65,200	645,480
Curtiss-Wright Corp.	48,380	2,757,660
Ducommun, Inc.*	11,300	226,000
Esterline Technologies Corp.*	41,500	1,433,825
Heico Corp.	18,800	377,880
Kaman Corp. (Class “A” Stock)	69,900	870,255
Moog, Inc. (Class “A” Stock)*	66,100	2,987,720
Orbital Sciences Corp.*	45,000	435,600
Triumph Group, Inc.*	21,400	833,316

		11,707,656

Airlines – 0.7%
Alaska Air Group, Inc.*	44,100	1,298,304
Continental Airlines, Inc. (Class “B” Stock)*(a)	50,600	609,224
ExpressJet Holdings, Inc.*	148,400	1,693,244
Northwest Airlines Corp.*(a)	48,800	326,472
SkyWest, Inc.	119,400	2,219,646

		6,146,890

Automobile Manufacturers – 0.6%
Oshkosh Truck Corp.	64,600	5,296,554

Automotive Parts – 1.8%
Aftermarket Technology Corp.*	126,590	2,088,735
American Axle & Manufacturing Holdings, Inc.	60,000	1,470,000
Asbury Automotive Group, Inc.*	139,500	2,148,300
Cooper Tire & Rubber Co.(a)	55,570	1,020,265
CSK Auto Corp.*	136,940	2,416,991
Goodyear Tire & Rubber Co.(The)*(a)	218,300	2,914,305
Hayes Lemmerz International, Inc.*	78,300	407,160
Keystone Automotive Industries, Inc.*	17,200	398,352
Sonic Automotive, Inc.	13,500	306,585
Superior Industries International, Inc.(a)	22,500	594,225
Tenneco Automotive, Inc.*	152,600	1,901,396
Wabash National Corp.(a)	51,400	1,254,160

		16,920,474

Biotechnology – 0.2%
Cell Genesys, Inc.*	16,300	73,839
Cytokinetics, Inc.*	52,100	341,776
Genelabs Technologies, Inc.*	265,000	159,000
Human Genome Sciences, Inc.*(a)	64,700	596,534
Telik, Inc.*	44,200	666,536

		1,837,685

Broadcasting – 0.5%
4Kids Entertainment, Inc.*	5,500	121,605
Belo Corp. (Class “A” Stock)	47,320	1,142,305
Gray Television, Inc.	59,671	863,439
Liberty Corp. (The)	37,860	1,535,223
Media General, Inc. (Class “A” Stock)	11,800	729,830
Sinclair Broadcast Group, Inc. (Class “A” Stock)	13,600	109,208

		4,501,610

Building Materials – 1.5%
Ameron International Corp.	17,200	619,200
Apogee Enterprises, Inc.	57,500	821,100
Eagle Materials, Inc.	28,050	2,249,716
Florida Rock Industries, Inc.	10,800	635,256
Genlyte Group, Inc.*	7,500	674,775
Integrated Electical Services, Inc.*(a)	112,570	310,693
NCI Building Systems, Inc.*	37,500	1,447,500
Texas Industries, Inc.	47,990	2,579,463
USG Corp.*(a)	69,900	2,317,884
York International Corp.	54,510	2,135,702

		13,791,289

Business Services – 1.5%
Angelica Corp.	87,200	2,441,600
Century Business Services, Inc.*	68,600	281,260
Charles River Associates, Inc.*	10,200	503,370
Clark, Inc.	18,300	283,284
Harland, (John H.) Co.	48,400	1,663,024
Informatica Corp.*	74,968	619,985
InfoUSA, Inc.	12,000	126,120
Labor Ready, Inc.*(a)	44,860	836,639
MAXIMUS, Inc.	8,600	288,014
MPS Group, Inc.*	129,960	1,365,880
Navigant International, Inc.*	49,600	677,536
PAREXEL International Corp.*	38,620	907,570
PDI, Inc.*	23,100	473,550
Safeguard Scientifics, Inc.*	63,200	89,744
Spherion Corp.*(a)	118,100	884,569
TeleTech Holdings, Inc.*	91,800	1,186,056
UniFirst Corp.	28,600	1,141,140

		13,769,341

Cable Television – 0.4%
Charter Communications, Inc. (Class “A” Stock)*(a)	259,300	414,880
Insight Communications Co., Inc. (Class “A” Stock)*	59,800	708,630
Lodgenet Entertainment Corp.*	92,400	1,740,816
Mediacom Communications Corp. (Class “A” Stock)*	127,100	831,234

		3,695,560

Chemicals – 3.4%
Airgas, Inc.	47,580	1,136,686
Arch Chemicals, Inc.	48,300	1,375,101
Crompton Corp.	67,600	986,960
Cytec Industries, Inc.(a)	88,560	4,804,380
FMC Corp.*	55,400	2,961,130
Fuller, (H.B.) Co.	66,700	1,934,300
Georgia Gulf Corp.	66,050	3,036,979
Grace, (W.R.) & Co.*	166,300	1,416,876
Hercules, Inc.*(a)	204,800	2,965,504
Minerals Technologies, Inc.	25,800	1,697,124
NewMarket Corp.*	47,300	879,780
Octel Corp.	41,900	776,407
Olin Corp.	74,080	1,651,984
PolyOne Corp.*	366,800	3,257,184
Schulman, (A.), Inc.	500	8,710
Sensient Technologies Corp.(a)	13,500	291,060
Terra Industries, Inc.*	66,200	513,712
Valhi, Inc.	37,200	730,980
Wellman, Inc.	85,100	1,230,546

		31,655,403

Clothing & Apparel – 1.1%
Brown Shoe Company, Inc.	32,200	1,103,494
Burlington Coat Factory Warehouse Corp.	54,500	1,564,150
Kellwood Co.	85,270	2,454,923
Kenneth Cole Productions, Inc. (Class “A” Stock)	27,500	801,350
Quiksilver, Inc.*	38,700	1,123,461
Reebok International Ltd.	40,320	1,786,176
Warnaco Group, Inc. (The)*(a)	44,190	1,062,328

		9,895,882

Commercial Services – 0.4%
Arbitron, Inc.	21,300	913,770
NCO Group, Inc.*	16,700	326,485
Quanta Services, Inc.*	108,200	825,566
Source Interlink Cos., Inc.*	93,570	1,052,663
Vertrue, Inc.*	6,600	233,904

		3,352,388

Computer Hardware – 0.7%
Gateway, Inc.*	107,400	432,822
Hutchinson Technology, Inc.*	46,700	1,624,226
Insight Enterprises, Inc.*	29,100	510,996
Komag, Inc.*	27,700	619,095
Maxtor Corp.*	117,500	625,100
MTS Systems Corp.	22,100	641,563
PalmOne, Inc.*(a)	50,300	1,276,614
Quantum Corp.*	131,600	382,956

		6,113,372

Computer Services & Software – 2.6%
Agilysys, Inc.	82,200	1,616,052
BISYS Group, Inc. (The)*	161,710	2,535,613
Black Box Corp.	25,800	965,178
CACI International, Inc. (Class “A” Stock)*	15,600	861,588
Ciber, Inc.*	70,900	515,443
E.piphany, Inc.*	27,500	97,625
FileNET Corp.*	21,330	485,897
Gartner, Inc. (Class “A” Stock)*	75,900	726,363
Hyperion Solutions Corp.*	3,200	141,152
Inter-Tel, Inc.	78,360	1,919,820
Intergraph Corp.*(a)	12,300	354,363
Magma Design Automation, Inc.*	9,800	116,326
Mantech International Corp. (Class “A” Stock)*	23,600	544,452
Manugistics Group, Inc.*	32,400	54,432
McDATA Corp. (Class “A” Stock)*	135,800	511,966
NetIQ Corp.*	86,490	988,581
Parametric Technology Corp.*	634,040	3,544,284
Performance Technolgies, Inc.*	72,730	484,382
Perot Systems Corp. (Class “A” Stock)*	103,800	1,395,072
Pomeroy IT Solutions, Inc.*	68,330	1,018,117
Progress Software Corp.*	35,000	917,700
Radisys Corp.*	24,900	352,584
Redback Networks, Inc.*	36,800	220,064
SafeNet, Inc.*	29,100	852,921
Silicon Graphics, Inc.*(a)	280,800	334,152
StorageNetworks, Inc.*(cost $0; purchased 11/04/03) (g)	300,000	0
Sybase, Inc.*	71,240	1,315,090
Sykes Enterprises, Inc.*	43,700	300,219
Synnex Corp.*	6,900	120,198
Systemax, Inc.*	55,700	303,008
THQ, Inc.*(a)	25,250	710,535
Tyler Technologies, Inc.*	49,000	372,890

		24,676,067

Conglomerates – 0.3%
Griffon Corp.*	126,070	2,699,159

Construction – 1.4%
Beazer Homes USA, Inc.	40,500	2,019,330
Building Materials Holdings Corp.	18,800	836,224
Dycom Industries, Inc.*	31,230	717,978
Insituform Technologies, Inc. (Class “A” Stock)*	63,980	928,350
Levitt Corp. (Class “A” Stock)	35,100	899,964
Meritage Homes Corp.*	39,800	2,345,016
URS Corp.*	29,600	851,000
Washington Group International, Inc.*	38,700	1,741,113
WCI Communities, Inc.*(a)	87,100	2,619,968

		12,958,943

Consumer Products & Services – 3.1%
Aaron Rents, Inc.	80,100	1,602,000
American Greetings Corp. (Class “A” Stock)(a)	144,870	3,691,288
Applica, Inc.*	34,400	174,064
AptarGroup, Inc.	35,190	1,829,176
Aviall, Inc.*	90,300	2,528,400
Department 56, Inc.*	19,900	347,454
Dimon, Inc.	152,600	953,750
Dollar Thrifty Automotive Group, Inc.*	56,900	1,865,182
Interpool, Inc.	29,200	645,320
Jacuzzi Brands, Inc.*	124,300	1,213,168
Jakks Pacific, Inc.*	138,940	2,983,042
K2, Inc.*	46,700	642,125
National Presto Industries, Inc.	16,580	668,174
Regis Corp.	57,760	2,364,117
Rent-Way, Inc.*	83,400	683,880
Steinway Musical Instruments, Inc.*	28,600	856,856
Tupperware Corp.	69,400	1,412,984
Universal Corp.	98,300	4,499,190
Water Pik Technologies, Inc.*	16,300	321,110

		29,281,280

Containers & Packaging – 1.2%
Chesapeake Corp.	30,600	643,212
Crown Holdings, Inc.*	199,500	3,104,220
Greif, Inc. (Class “A” Stock)	42,500	2,961,400
Packaging Corp. of America(a)	24,950	606,036
Silgan Holdings, Inc.	64,600	4,197,708

		11,512,576

Diversified Manufacturing Operations – 0.1%
Blount International, Inc.*	59,660	1,013,027

Diversified Operations – 0.3%
Walter Industries, Inc.	64,600	2,748,730

Electronic Components & Equipment – 2.6%
AMETEK, Inc.	28,470	1,145,918
Anixter International, Inc.*	37,700	1,362,855
Arris Group, Inc.*	148,640	1,027,102
Avnet, Inc.*	58,540	1,078,307
Bel Fuse, Inc. (Class “B” Stock)	24,800	751,440
Belden CDT, Inc.	55,130	1,224,437
Benchmark Electronics, Inc.*(a)	53,200	1,693,356
C-COR, Inc.*	16,200	98,496
Checkpoint Systems, Inc.*	35,600	600,928
Coherent, Inc.*	68,900	2,326,064
Computer Products, Inc.*	58,880	512,845
CTS Corp.	80,700	1,049,100
EDO Corp.	21,320	640,666
Electro Scientific Industries, Inc.*	23,100	447,909
Electronics for Imaging, Inc.*	33,300	594,072
ESCO Technologies, Inc.*	16,200	1,301,670
GrafTech International Ltd.*	155,900	887,071
Hypercom Corp.*	20,500	96,965
Littelfuse, Inc.*	39,040	1,118,496
Methode Electronics, Inc. (Class “A” Stock)	59,360	718,850
Rayovac Corp.*	59,300	2,466,879
REMEC, Inc.*	25,400	134,112
Stoneridge, Inc.*	56,500	689,865
Synopsys, Inc.*	60,160	1,088,896
Sypris Solutions, Inc.	30,500	326,960
Thomas & Betts Corp.*	22,730	734,179
Trimble Navigation Ltd.*	11,100	375,291
TTM Technologies, Inc.*	20,800	217,568

		24,710,297

Entertainment & Leisure – 1.0%
Alliance Gaming Corp.*	76,090	729,703
Argosy Gaming Co.*	23,100	1,060,752
Boyd Gaming Corp.	25,200	1,314,180
Carmike Cinemas, Inc.	41,010	1,528,853
Hollywood Entertainment Corp.*	76,800	1,011,456
Isle of Capri Casinos, Inc.*(a)	19,800	525,492
Marinemax, Inc.*	21,340	665,381

Movie Gallery, Inc.	54,600	1,565,928
Penn National Gaming, Inc.*	23,040	676,915
Six Flags, Inc.*(a)	62,900	259,148

		9,337,808

Environmental Services – 0.3%
Mine Safety Appliances Co.	30,200	1,169,948
Tetra Tech, Inc.*	81,870	1,033,199
WCA Waste Corp.*	100,840	988,232

		3,191,379

Equipment Services – 0.5%
General Cable Corp.*	41,000	494,870
Global Imaging Systems, Inc.*	5,900	209,214
RPC, Inc.	76,800	1,166,592
United Rentals, Inc.*	39,740	803,145
Universal Compression Holdings, Inc.*	23,100	874,797
Watsco, Inc.	17,200	724,120

		4,272,738

Financial - Bank & Trust – 9.9%
ABC Bancorp	20,520	346,583
Accredited Home Lenders Holding Co.*	32,900	1,191,967
Amcore Financial, Inc.	58,403	1,649,885
AmericanWest Bancorp*	13,400	258,218
Bancfirst Corp.	9,600	662,592
Bank Mutual Corp.	123,260	1,456,933
Bank Of The Ozarks, Inc.	22,500	714,375
BankAtlantic Bancorp, Inc. (Class “A” Stock)	105,800	1,840,920
Banner Corp.	11,300	304,761
Capital Bancorp Ltd.	22,500	680,625
Capital Corp of The West	7,400	343,952
Cardinal Financial Corp.*	133,210	1,225,532
Cathay General Bancorp, Inc.	24,200	762,300
Chemical Financial Corp.	58,985	1,917,307
City Holding Co.	26,970	796,559
Colonial Bancgroup, Inc.	78,400	1,608,768
Columbia Banking Systems, Inc.	21,800	517,750
Commercial Capital Bancorp, Inc.(a)	30,500	620,675
Commercial Federal Corp.	25,800	713,370
Community Bank Systems, Inc.	76,900	1,761,779
Community Trust Bancorp, Inc.	18,942	545,719
Corus Bankshares, Inc.	86,000	4,101,339
CPB Financial Corp.	47,100	1,584,915
Cullen/Frost Bankers, Inc.(a)	49,400	2,230,410
EuroBancshares, Inc.*	44,400	750,804
Financial Institutions, Inc.	5,400	106,974
First Citizens Bancshares, Inc. (Class “A” Stock)	2,700	395,226
First Financial Holdings, Inc.	12,900	358,362
First Indiana Corp.	58,057	1,404,979
First Midwest Bancorp, Inc.	33,410	1,085,157
First Niagara Financial Group, Inc.	182,117	2,405,766
First Oak Brook Bancshares, Inc.	10,000	292,900
First Republic Bank	55,650	1,801,391
FirstFed Financial Corp.*	47,510	2,423,485
FirstMerit Corp.	52,930	1,416,407
Flagstar Bancorp, Inc.	53,200	1,040,060
Gold Banc Corp, Inc.	142,500	1,999,275
Great Southern Bancorp, Inc.	17,800	577,966
Greater Bay Bancorp	97,760	2,386,322
Hancock Holding Co.	45,140	1,467,050
IBERIABANK Corp.	58,200	3,274,332
Independent Bank Corp. (MA)	65,200	1,890,800
Independent Bank Corp. (MI)	66,800	1,921,836
Irwin Financial Corp.	78,400	1,804,768
MAF Bancorp, Inc.	73,640	3,059,006
Mainsource Financial Group, Inc.	13,015	286,070
MB Financial, Inc.	13,100	501,730
Mercantile Bank Corp.	22,000	899,360
Mid-State Bancshares	44,400	1,181,040
Nara Bancorp, Inc.	5,600	78,680

Ocwen Financial Corp.*	51,200	413,184
Old Second Bancorp, Inc.	10,000	301,750
Oriental Financial Group, Inc.	47,920	1,122,286
Peoples Bancorp, Inc.	12,900	347,010
Prosperity Bancshares, Inc.	30,100	797,349
Provident Bancshares Corp.	44,000	1,450,240
R&G Financial Corp. (Class “B” Stock)(a)	74,800	2,331,516
Rainier Pacific Financial Group, Inc.	68,790	1,092,385
Republic Bancorp, Inc (MI)	261,520	3,540,981
Republic Bancorp, Inc. (KY) (Class “A” Stock)	10,080	223,927
Royal Bancshares Of Pennsylvania, Inc. (Class “A” Stock)	13,258	301,089
SCBT Financial Corp.	9,655	289,940
Silicon Valley Bancshares*	21,400	942,884
Simmons First National Corp. (Class “A” Stock)	18,900	469,098
Southside Bancshares, Inc.	19,530	407,005
Southwest Bancorp of Texas, Inc.	45,056	826,778
Southwest Bancorp, Inc.	15,000	276,750
State Financial Services Corp. (Class “A” Stock)	26,000	960,700
Sterling Financial Corp. PA	38,900	1,012,178
Sterling Financial Corp. WA*	100,300	3,580,709
Summit Bancshares, Inc.	41,900	714,395
Sun Bancorp, Inc.*	11,800	270,043
Taylor Capital Group, Inc.	24,800	809,720
TierOne Corp.	40,000	940,000
Trico Bancshares	16,900	354,055
UMB Financial Corp.	44,020	2,505,618
Umpqua Holdings Corp.	27,500	642,125
United Bancshares, Inc.	55,400	1,835,956
West Coast Bancorp	107,400	2,556,120
Western Sierra Bancorp*	8,100	276,453

		94,239,224

Financial Services – 2.8%
Advanta Corp. (Class “B” Stock)	88,810	2,042,630
Affiliated Managers Group, Inc.*(a)	21,580	1,338,607
Dime Community Bancshares	118,590	1,802,568
Dollar Financial Corp.*	29,800	354,024
Hanmi Financial Corp.	234,200	3,876,010
Investment Technology Group, Inc.*	74,430	1,302,525
ITLA Capital Corp.*	12,400	619,504
Jones Lang Lasalle, Inc.*	32,800	1,530,120
Lakeland Financial Corp.	2,700	103,815
MBT Financial Corp.	16,300	307,581
Metris Companies, Inc.*	36,600	424,194
National Financial Partners Corp.	15,810	629,238
Partners Trust Financial Group, Inc.	35,600	377,360
Raymond James Financial, Inc.	29,000	878,700
Signature Bank*	53,620	1,421,466
Technology Investment Capital Corp.	141,547	2,116,128
Trustmark Corp.	33,750	978,750
W Holding Co., Inc.	123,612	1,244,773
Whitney Holdings Corp.	29,530	1,314,380
World Acceptance Corp.*	92,500	2,360,600
WSFS Financial Corp.	21,000	1,103,760

		26,126,733

Financial-Brokerage – 0.6%
Greenhill & Co., Inc.	2,700	96,660
Instinet Group, Inc.*	292,920	1,722,370
Knight Trading Group, Inc. (Class “A” Stock)*	271,646	2,618,667
LaBranche & Co., Inc.*	36,600	340,380
Piper Jaffray Cos., Inc.*	14,000	512,260

		5,290,337

Food – 1.1%
Chiquita Brands International, Inc.(a)	100,300	2,686,034
Corn Products International, Inc.	49,600	1,289,104
Flowers Foods, Inc.	23,100	651,651

Great Atlantic & Pacific Tea Co., Inc.*(a)	35,600	530,440
J&J Snack Foods Corp.	25,758	1,206,247
Nash Finch Co.	15,600	592,644
Ralcorp Holdings, Inc.	35,670	1,688,975
Sanderson Farms, Inc.	19,400	838,274
Smart & Final, Inc.*	54,000	656,640

		10,140,009

Furniture – 0.1%
Furniture Brands International, Inc.(a)	15,100	329,331
Kimball International, Inc. (Class “B” Stock)	45,100	653,950

		983,281

Healthcare Services – 1.7%
AMERIGROUP Corp.*	19,755	722,243
Gentiva Health Services, Inc.*	42,000	679,560
Kindred Healthcare, Inc.*	114,150	4,006,664
LifePoint Hospitals, Inc.*	14,690	644,010
Magellan Health Services, Inc.*	16,800	572,040
National Dentex Corp.*(cost $1,113,938; purchased 12/10/04 - 03/08/05) (g)	56,895	1,120,832
Pediatrix Medical Group, Inc.*	42,500	2,915,075
Province Healthcare Co.*	23,100	556,479
Res-Care, Inc.*	128,420	1,606,534
Sierra Health Services, Inc.*	8,000	510,720
Triad Hospitals, Inc.*	27,890	1,397,289
Universal Health Services, Inc. (Class “B” Stock)	19,740	1,034,376

		15,765,822

Hotels & Motels – 0.3%
Ameristar Casinos, Inc.	17,200	940,496
Aztar Corp.*(a)	23,600	674,016
La Quinta Corp.*	126,800	1,077,800

		2,692,312

Industrial Products – 1.2%
Actuant Corp. (Class “A” Stock)*	41,530	1,865,528
Acuity Brands, Inc.	83,060	2,242,620
AMCOL International Corp.	53,680	1,007,037
Barnes Group, Inc.	74,200	2,016,014
Kronos Worldwide, Inc.	1,300	55,263
Robbins & Myers, Inc.	68,910	1,516,709
Watts Water Technologies, Inc. (Class “A” Stock)	65,440	2,133,998

		10,837,169

Insurance – 5.0%
AmerUs Group Co.	88,000	4,158,000
Argonaut Group, Inc.*	87,767	1,862,416
Baldwin & Lyons, Inc. (Class “B” Stock)	12,000	311,280
Ceres Group, Inc.*	109,440	594,259
Delphi Financial Group, Inc. (Class “A” Stock)	112,540	4,839,219
Direct General Corp.	27,800	571,012
Donegal Group, Inc.	1,430	25,983
Horace Mann Educators Corp.	61,120	1,084,269
Infinity Property & Casualty Corp.	34,400	1,075,344
LandAmerica Financial Group, Inc.(a)	51,200	2,561,536
Midland Co.	23,700	746,787
Nationwide Financial Services, Inc. (Class “A” Stock)	5,400	193,860
Navigators Group, Inc.*	35,970	1,192,226
NYMAGIC, Inc.	12,300	291,510
Odyssey Re Holdings Corp.(a)	25,510	638,770
Ohio Casualty Corp.*	57,850	1,329,393
Phoenix Cos., Inc. (The)	29,700	379,566
Platinum Underwriters Holdings Ltd.	70,340	2,089,098
PMA Capital Corp. (Class “A” Stock)*	252,700	2,021,600
PMI Group, Inc. (The)	37,140	1,411,691
ProAssurance Corp.*	40,460	1,598,170
PXRE Group Ltd.	66,520	1,706,238
RLI Corp.	20,900	866,305
Safety Insurance Group, Inc.	46,300	1,433,448

Selective Insurance Group, Inc.	45,700	2,112,711
State Auto Financial Corp.	17,200	457,864
Stewart Information Services Corp.	77,900	2,922,808
Triad Guaranty, Inc.*	15,460	813,351
United Fire & Casualty Co.	20,300	686,749
United Insurance Cos., Inc.	46,800	1,134,900
Universal American Financial Corp.*	105,125	1,818,663
Zenith National Insurance Corp.	73,100	3,790,966

		46,719,992

Internet Services – 0.5%
Adaptec, Inc.*	164,000	785,560
aQuantive, Inc.*	38,200	422,874
EarthLink, Inc.*	151,100	1,359,900
eSpeed, Inc. (Class “A” Stock)*	6,000	55,200
Harris Interactive, Inc.*	14,700	67,767
Homestore, Inc.*	178,000	395,160
Internet Security Systems, Inc.*	8,100	148,230
ProQuest Co.*	13,500	488,025
S1 Corp.*	79,676	552,951
United Online, Inc.*	41,100	430,317

		4,705,984

Machinery & Equipment – 4.1%
Albany International Corp. (Class “A” Stock)	37,900	1,170,352
Applied Industrial Technologies, Inc.	213,800	5,815,361
Astec Industries, Inc.*	13,400	295,470
Briggs & Stratton Corp.(a)	35,690	1,299,473
Cascade Corp.	26,300	920,500
Federal Signal Corp.	62,650	950,401
Flowserve Corp.*	25,200	651,924
Gardner Denver, Inc.*	6,000	237,060
JLG Industries, Inc.	158,600	3,417,830
Joy Global, Inc.	103,200	3,618,192
Kadant, Inc.*	63,360	1,175,328
Kennametal, Inc.	39,660	1,883,453
Lennox International, Inc.	109,800	2,406,816
Lone Star Technologies, Inc.*	23,600	930,548
Nacco Industries, Inc. (Class “A” Stock)	12,900	1,315,026
Penn Engineering & Manufacturing Corp.	16,200	292,410
Regal-Beloit Corp.	61,990	1,784,692
Sauer-Danfoss, Inc.	32,800	742,264
Smith, (A.O.) Corp.	98,360	2,839,653
Tecumseh Products Co. (Class “A” Stock)	19,300	764,473
Terex Corp.*	27,500	1,190,750
Toro Co.	36,000	3,186,000
Westinghouse Airbrake Technologies Corp.	56,503	1,157,746

		38,045,722

Medical Supplies & Equipment – 2.1%
Analogic Corp.	29,600	1,280,200
Applera Corp. - Celera Genomics Group*	24,800	254,200
Bio-Rad Laboratories, Inc. (Class “A” Stock)*	18,800	915,748
Computer Programs and Systems, Inc.	30,600	859,248
CONMED Corp.*	56,200	1,692,744
CTI Molecular Imaging, Inc.*	25,800	522,966
Cypress Bioscience, Inc.*	105,300	962,442
Dade Behring Holdings, Inc.*	9,476	558,421
Invacare Corp.	23,640	1,055,053
Kyphon, Inc.*(a)	30,200	760,134
LCA-Vision, Inc.	34,000	1,132,200
Mettler-Toledo International, Inc.*	34,350	1,631,625
Neurometrix, Inc.*	2,500	23,875
Orthofix International NV (Netherlands)*	33,060	1,294,299
Owens & Minor, Inc.	46,420	1,260,303
Palatin Technologies, Inc*	68,300	159,822
Per-Se Technologies, Inc.*	65,700	1,008,495
PSS World Medical, Inc.*	69,500	790,215
Schein, (Henry), Inc.*	23,460	840,806
Steris Corp.*	27,500	694,375
SurModics, Inc.*(a)	3,200	102,112
Sybron Dental Specialties, Inc.*	53,170	1,908,803

		19,708,086

Metals & Mining – 3.3%
AK Steel Holding Corp.*	144,200	1,594,852
Century Aluminum Co.*	54,620	1,652,801
CIRCOR International, Inc.	94,040	2,318,086
Commercial Metals Co.	171,840	5,823,657
Encore Wire Corp.*	47,700	486,540
Kaydon Corp.	92,860	2,915,804
NN, Inc.	64,500	794,640
NS Group, Inc.*	30,500	958,005
Quanex Corp.(a)	71,750	3,825,710
Reliance Steel & Aluminum Co.	76,400	3,056,764
RTI International Metals, Inc.*	23,000	538,200
Ryerson Tull, Inc.	17,400	220,458
Schnitzer Steel Industries, Inc. (Class “A” Stock)	21,500	725,195
Steel Dynamics, Inc.(a)	129,950	4,476,778
Valmont Industries, Inc.	75,400	1,682,928

		31,070,418

Office Equipment – 0.5%
Imagistics International, Inc.*	41,400	1,446,102
United Stationers, Inc.*	62,770	2,840,343

		4,286,445

Oil & Gas – 5.9%
AGL Resources, Inc.	109,018	3,807,999
Atlas America, Inc.*(a)	23,250	840,953
Brigham Exploration Co.*	70,050	646,562
Cal Dive International, Inc.*	10,200	462,060
Carrizo Oil & Gas, Inc.*	38,130	647,829
Cimarex Energy Co.*(a)	27,900	1,088,100
Comstock Resources, Inc.*(a)	54,300	1,560,582
Denbury Resources, Inc.*	88,800	3,128,424
Energy Partners Ltd.*	77,174	2,004,209
Giant Industries, Inc.*	29,960	769,972
Hanover Compressor Co.*	30,100	363,307
Houston Exploration Co.*(a)	36,500	2,078,675
Magnum Hunter Resources, Inc.*(a)	164,400	2,648,484
Northwest Natural Gas Co.	11,900	430,423
Oceaneering International, Inc.*	21,500	806,250
Oil States International, Inc.*	67,300	1,383,015
Southwestern Energy Co.*	130,200	7,390,151
Spinnaker Exploration Co.*	31,940	1,134,828
Stone Energy Corp.*	46,300	2,248,791
Swift Energy Co.*	93,990	2,673,076
Tesoro Corp.*	119,400	4,420,187
Todco (Class A Stock)*	68,300	1,764,872
Unit Corp.*	23,040	1,040,717
Veritas DGC, Inc.*	92,030	2,757,219
Vintage Petroleum, Inc.	156,790	4,932,613
W-H Energy Services, Inc.*	85,070	2,035,725
WGL Holdings, Inc.	28,360	878,026
Whiting Petroleum Corp.*	30,180	1,230,740
World Fuel Services Corp.	23,800	749,700

		55,923,489

Paper & Forest Products – 1.0%
CSS Industries, Inc.	1,195	43,677
Glatfelter, (P.H.) Co.	80,590	1,188,703
Pope & Talbot, Inc.	26,900	472,902
Rock-Tenn Co. (Class “A” Stock)	25,300	336,490
Schweitzer-Mauduit International, Inc.	105,700	3,546,235
Universal Forest Products, Inc.	79,400	3,084,690
Wausau-Mosinee Paper Corp.	58,000	820,120

		9,492,817

Personal Services – 0.6%
Alderwoods Group, Inc.*	41,300	513,772
CompuCredit Corp.*	43,600	1,160,632
Geo Group, Inc.*	49,500	1,414,710
Stewart Enterprises, Inc. (Class “A” Stock)	391,530	2,407,910
Volt Information Sciences, Inc.*	14,600	352,590

		5,849,614

Pharmaceuticals – 0.8%
Adolor Corp.*	48,700	484,078
Alexion Pharmaceuticals, Inc.*	33,600	727,944
Alpharma, Inc. (Class “A” Stock)	41,000	505,120
Andrx Group*	37,180	842,871
Atherogenics, Inc.*(a)	57,100	747,439
Auxilium Pharmaceuticals, Inc.*	2,000	11,960
AVANIR Pharmaceuticals, Inc. (Class “A” Stock)*	465,200	1,023,440
Cubist Pharmaceuticals, Inc.*	95,700	1,016,334
Encysive Pharmaceuticals, Inc.*	16,900	172,718
Rigel Pharmaceuticals, Inc.*	31,600	506,864
United Therapeutics Corp.*	24,200	1,105,819
Valeant Pharmaceuticals International	25,900	583,268

		7,727,855

Printing & Publishing – 1.2%
Banta Corp.	67,590	2,892,852
Consolidated Graphics, Inc.*	13,500	710,100
Courier Corp.	21,406	1,122,531
Journal Register Co.*	24,800	414,160
Majesco Entertainment Co.*	70,230	813,263
Primedia, Inc.*	84,100	365,835
Pulitzer, Inc.	16,000	1,019,680
Scholastic Corp.*	57,300	2,113,797
Valassis Communications, Inc.*(a)	45,440	1,588,582

		11,040,800

Railroads – 0.4%
Genesse & Wyoming, Inc. (Class “A” Stock)*	109,233	2,830,227
RailAmerica, Inc.*	85,500	1,067,040

		3,897,267

Real Estate – 9.9%
Affordable Residential Communities, Inc. [REIT]	86,100	1,089,165
Alexandria Real Estate Equities, Inc. [REIT]	39,670	2,553,955
American Financial Realty Trust [REIT]	263,000	3,847,690
American Home Mortgage Investment, Corp. [REIT](a)	112,600	3,224,864
Anthracite Capital, Inc.[REIT]	243,600	2,713,704
Arbor Realty Trust, Inc. [REIT]	75,780	1,875,555
Capital Automotive [REIT](a)	101,860	3,373,603
Capital Trust, Inc. (Class “A” Stock) [REIT]	23,200	769,776
CarrAmerica Realty Corp. [REIT]	246,800	7,786,539
CBL & Associates Properties, Inc. [REIT]	29,050	2,077,366
Corporate Office Properties Trust [REIT]	51,600	1,366,368
ECC Capital Corp. [REIT]*	55,300	331,800
Equity Inns, Inc. [REIT]	241,600	2,664,848
FelCor Lodging Trust, Inc. [REIT]*	111,000	1,379,730
First Potomac Realty Trust [REIT]	27,050	618,093
Gables Residential Trust [REIT]	112,400	3,742,920
Government Properties Trust, Inc. [REIT]	76,400	760,944
IMPAC Mortgage Holdings, Inc. [REIT](a)	100,400	1,925,672
Innkeepers USA Trust [REIT]	215,500	2,782,105
LaSalle Hotel Properties [REIT]	46,300	1,345,015
Lexington Corp. Properties Trust [REIT]	206,500	4,530,610
LTC Properties, Inc. [REIT]	87,600	1,519,860
Maguire Properties, Inc.	78,900	1,884,132
MeriStar Hospitality Corp. [REIT]*	495,060	3,465,420
MFA Mortgage Investments, Inc. [REIT]	70,300	534,983
Mid-America Apartment Communities, Inc. [REIT]	139,200	5,080,800
National Health Investors, Inc. [REIT]	125,800	3,268,284
New Century Financial Corp. [REIT]	23,100	1,081,542
Novastar Financial, Inc. [REIT](a)	32,300	1,163,123
Parkway Properties, Inc. [REIT]	30,100	1,405,670
Pennsylvania Real Estate Investment Trust [REIT]	86,500	3,487,680
Prentiss Properties Trust [REIT]	110,490	3,774,338
RAIT Investment Trust [REIT]	97,800	2,622,996
Ramco-Gershenson Properties Trust [REIT]	24,640	668,976

Saul Centers, Inc. [REIT]	60,800	1,945,600
Senior Housing Properties Trust [REIT]	128,400	2,141,712
SL Green Realty Corp. [REIT]	27,450	1,543,239
Sun Communities, Inc. [REIT]	54,200	1,940,360
Taubman Centers, Inc. [REIT]	39,600	1,098,504
Urstadt Biddle Properties (Class “A” Stock) [REIT]	13,400	204,350
Ventas, Inc. [REIT]	85,000	2,121,600
Winston Hotels, Inc. [REIT]	175,260	2,050,542

		93,764,033

Restaurants – 0.9%
Bob Evans Farms, Inc.	4,300	100,835
Brinker International, Inc.*	19,770	716,069
Jack in the Box, Inc.*	56,500	2,096,150
Landry’s Restaurants, Inc.	99,500	2,877,541
Lone Star Steakhouse & Saloon, Inc.	31,790	918,890
O’ Charleys, Inc.*	34,400	747,856
Papa John’s International, Inc.*	16,700	579,824
Ruby Tuesday, Inc.	22,422	544,630
Ryan’s Restaurant Group, Inc.*	15,000	217,950

		8,799,745

Retail & Merchandising – 3.4%
Aeropostale, Inc.*	47,100	1,542,525
Casey’s General Stores, Inc.	101,330	1,820,900
Cash America International, Inc.	127,400	2,793,881
Charming Shoppes, Inc.*	286,200	2,326,806
Dress Barn, Inc.*	124,490	2,268,208
Foot Locker, Inc.	60,980	1,786,714
Genesco, Inc.*	26,900	764,498
Jo-Ann Stores, Inc.*	36,400	1,022,476
Linens ‘n Things, Inc.*	3,200	79,456
Lithia Motors, Inc. (Class “A” Stock)	53,300	1,365,013
Men’s Wearhouse, Inc. (The)*(a)	65,730	2,774,463
Movado Group, Inc.	25,200	466,200
Pathmark Stores, Inc.*	42,200	266,282
Paxar Corp.*	9,600	204,864
Payless Shoesource, Inc.*	74,900	1,182,671
PC Connection, Inc.*	8,500	49,895
RC2 Corp.*	39,200	1,332,800
School Specialty, Inc.*	45,210	1,770,424
Sharper Image Corp.*	44,880	745,457
ShopKo Stores, Inc.*	103,200	2,293,104
Sports Authority, Inc. (The)*	9,800	269,500
Stage Stores, Inc.*	40,200	1,543,278
The Pantry, Inc.*	15,000	464,550
Too, Inc.*	51,200	1,263,104
United Auto Group, Inc.	16,700	464,761
West Marine, Inc.*	26,780	569,343

		31,431,173

Semiconductors – 1.3%
Actel Corp.*	17,100	262,998
Axcelis Technologies, Inc.*	102,700	749,710
Cohu, Inc.	24,100	384,395
Credence Systems Corp.*	8,600	68,026
Cypress Semiconductor Corp.*	70,940	893,844
DSP Group, Inc.*	29,100	749,616
DuPont Photomasks, Inc.*	8,000	213,360
Emulex Corp.*	25,900	487,956
Entegris, Inc.*	93,260	922,341
ESS Technology, Inc.*	9,300	49,011
Exar Corp.*	18,900	253,260
Fairchild Semiconductor International, Inc.*	45,170	692,456
Integrated Silicon Solution, Inc.*	39,700	265,990
Lattice Semiconductor Corp.*	82,100	440,877
MKS Instruments, Inc.*	15,100	239,788
MRV Communications, Inc.*	107,200	346,256
ON Semiconductor Corp.*	84,300	332,985
Photronics, Inc.*	41,900	758,390
Richardson Electronics, Ltd.	164,670	1,691,161
Silicon Storage Technology, Inc.*	40,700	151,404

Skyworks Solutions, Inc.*	69,800	443,230
Standard Microsystems Corp.*	51,980	902,373
Ultratech Stepper, Inc.*	37,950	554,070
Vitesse Semiconductor Corp.*	64,500	172,860

		12,026,357

Telecommunications – 1.6%
AsiaInfo Holdings, Inc.*	15,400	77,308
Brightpoint, Inc.*	71,120	1,332,078
Broadwing Corp.*(a)	51,100	211,554
Cincinnati Bell, Inc.*	401,900	1,708,075
Commonwealth Telephone Enterprises,	36,710	1,730,509
CT Communications, Inc.	104,100	1,096,173
Ditech Communications Corp.*	34,900	435,203
General Communication, Inc. (Class “A” Stock)*	48,400	441,892
Iowa Telecommunications Services, Inc.	28,294	551,733
ITC Deltacom, Inc.*	5,900	4,661
Mastec, Inc.*	92,400	758,604
North Pittsburgh Systems, Inc.	23,100	456,572
Premiere Global Services, Inc.*	392,777	4,446,235
Primus Telecommunications Group, Inc.*	96,200	151,034
Sycamore Networks, Inc.*	75,600	269,136
Talk America Holdings, Inc.*	44,600	287,670
Time Warner Telecom, Inc. (Class “A” Stock)*	72,600	288,222
Unova, Inc.*	24,100	497,665

		14,744,324

Transportation – 2.1%
Amerco*	15,600	722,280
Arkansas Best Corp.	15,600	589,368
Covenant Transportation, Inc. (Class “A” Stock)*	29,200	513,920
GATX Corp.(a)	71,000	2,356,490
Greenbrier Companies, Inc.	17,800	624,602
HUB Group, Inc. (Class “A” Stock) (Canada)*	19,065	1,194,804
Kansas City Southern*	79,730	1,535,600
Offshore Logistics, Inc.*	32,800	1,092,896
Overnite Corp.	65,589	2,098,192
Overseas Shipholding Group, Inc.	41,400	2,604,474
Pacer International, Inc.*	26,760	639,296
Quality Distribution, Inc.*	48,140	522,319
SCS Transportation, Inc.*	65,000	1,208,350
Swift Transportation Co., Inc.*	20,900	462,726
U.S. Xpress Enterprises, Inc. (Class “A” Stock)*	37,300	609,855
USF Corp.	22,100	1,066,546
Werner Enterprises, Inc.	111,940	2,174,994

		20,016,712

Utilities – 6.2%
Allete, Inc.	23,190	970,502
American States Water Co.	16,800	425,040
Atmos Energy Corp.	78,900	2,130,300
Avista Corp.	38,000	665,000
Black Hills Corp.	20,400	674,628
California Water Service Group	16,700	557,279
Cascade Natural Gas Corp.	41,480	827,941
CH Energy Group, Inc.	26,500	1,211,050
Cleco Corp.	50,000	1,065,000
CMS Energy Corp.*(a)	402,300	5,245,991
Comfort Systems USA, Inc.*	82,740	641,235
Duratek, Inc.*	62,190	1,240,691
El Paso Electric Co.*	119,300	2,266,700
EMCOR Group, Inc.*	10,200	477,564
Energen Corp.	84,108	5,601,592
Idacorp, Inc.	84,240	2,389,889
New Jersey Resources Corp.	119,320	5,194,000
PNM Resources, Inc.	117,800	3,142,904
Sierra Pacific Resources*	400,400	4,304,300
SJW Corp.	5,000	175,650

South Jersey Industries, Inc.	58,100	3,276,840
Southern Union Co.*	157,000	3,942,270
Southwest Gas Corp.	121,000	2,923,360
UGI Corp.	23,010	1,045,114
UIL Holdings Corp.	8,500	430,525
Unisource Energy Corp.	141,500	4,382,255
Vectran Corp.	24,750	659,340
Westar Energy, Inc.	85,570	1,851,735
Wisconsin Energy Corp.	46,900	1,664,951

		59,383,646

TOTAL COMMON STOCK (Cost $894,358,758)		905,110,182

EXCHANGE TRADED FUNDS – 0.4%
iShares S&P Small Cap 600/Barra Value Index Fund
(Cost $4,130,564)	35,600	4,199,732

TOTAL LONG-TERM INVESTMENTS (Cost $898,489,322)		909,309,914

	Principal Amount
SHORT-TERM INVESTMENTS – 7.0%
Certificates of Deposit – 0.1%
Eurohypo AG	$521,487	521,489

2.78%, 04/18/05 (b)
Commercial Paper – 0.8%
Countrywide Home Loans	1,277,848	1,275,054
2.816%, 04/27/05 (b)
Liberty Funding Corp.	1,062,052	1,059,491
2.80%, 04/22/05 (b)
Skandinaviska Enskilda Banken	2,347,341	2,347,341
2.80%, 04/17/05 (b)(c)
Thames Asset Global Securities	2,553,033	2,547,273

2.80%, 04/20/05 (b)
		7,229,159

Corporate Obligations – 1.4%
Bank of America NA	577,820	577,820
2.80%, 04/01/05 (b)(c)
Goldman Sachs Group, Inc.	1,423,635	1,423,635
2.955%, 04/01/05 (b)(c)
Lehman Brothers	6,934,065	6,934,065
2.935%, 04/01/05 (b)(c)
Merrill Lynch & Co., Inc.	1,429,582	1,429,582
2.975%, 04/01/05 (b)
Morgan Stanley	1,871,004	1,871,004
2.82%, 04/01/05 (b)(c)
Nordeutsche Landesbank	882,194	880,409

2.805%, 04/18/05 (b)
		13,116,515

Time Deposit – 0.8%
Chase Manhattan Bank	6,146,567	6,146,567
2.843%, 04/01/05 (b)
Societe Generale NY	1,527,994	1,527,994

2.875%, 04/01/05 (b)
		7,674,561

Non-Registered Investment Company – 3.9%

	Shares
BlackRock Institutional Money Market Trust(b)(j)	36,959,886	36,959,886

TOTAL SHORT-TERM INVESTMENTS (Cost $65,501,610)		65,501,610

Total Investments — 103.9% (Cost $963,990,932 (p))		974,811,524
Liabilities in Excess of Other Assets — (3.9%)		(36,765,063)

Net Assets — 100.0%		$938,046,461

The following abbreviation is used throughout the Schedule of Investments:

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $63,154,032; cash collateral of $65,501,610 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $1,113,938. The aggregate value, $1,120,832 represents 0.12% of net assets.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $965,039,900; accordingly, net unrealized appreciation on investments for federal income tax purposes was $9,771,624 (gross unrealized appreciation - $60,649,284; gross unrealized depreciation - $50,877,660). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST DeAM Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 97.9%
COMMON STOCK
Advertising – 0.1%
DoubleClick, Inc.*	17,000	$130,900

Aerospace – 1.5%
DRS Technologies, Inc.*	16,300	692,750
Moog, Inc. (Class “A” Stock)*	23,100	1,044,120

		1,736,870

Airlines – 1.4%
Continental Airlines, Inc. (Class “B” Stock)*(a)	78,500	945,140
SkyWest, Inc.	37,900	704,561

		1,649,701

Automobile Manufacturers – 0.8%
Arctic Cat, Inc.	35,300	955,218

Automotive Parts – 2.2%
Goodyear Tire & Rubber Co.(The)*(a)	95,100	1,269,585
Sonic Automotive, Inc.	18,800	426,948
Tenneco Automotive, Inc.*	65,300	813,638

		2,510,171

Building Materials – 1.3%
American Woodmark Corp.	14,400	522,432
Eagle Materials, Inc.	11,700	946,998

		1,469,430

Business Services – 0.7%
UniFirst Corp.	20,600	821,940

Chemicals – 2.8%
Compass Minerals International, Inc.	36,600	931,470
Georgia Gulf Corp.	28,600	1,315,028
Octel Corp.	6,000	111,180
Terra Industries, Inc.*	121,500	942,840

		3,300,518

Clothing & Apparel – 4.3%
Cato Corp. (Class “A” Stock)	36,800	1,186,800
Skechers USA, Inc. (Class “A” Stock)*	62,700	970,596
The Men’s Wearhouse, Inc.*(a)	12,800	540,288
Too, Inc.*	48,300	1,191,561
Wolverine World Wide, Inc.	51,250	1,098,288

		4,987,533

Commercial Services – 0.5%
NCO Group, Inc.*	31,500	615,825

Computer Services & Software – 2.9%
Agilysys, Inc.	49,700	977,102
E.piphany, Inc.*	33,300	118,215
Internet Security Systems, Inc.*	13,600	248,880
MTS Systems Corp.	15,400	447,062
Parametric Technology Corp.*	184,400	1,030,796
Perot Systems Corp.*	38,400	516,096

		3,338,151

Conglomerates – 1.2%
Griffon Corp.*	66,100	1,415,201

Construction – 1.2%
Dycom Industries, Inc.*	30,400	698,896
EMCOR Group, Inc.*	11,200	524,384
WCI Communities, Inc.*	6,700	201,536

		1,424,816

Consumer Products & Services – 4.2%
Buckeye Technologies, Inc.*	71,500	772,200

Chemed Corp.	15,500	1,185,440
Dollar Thrifty Automotive Group, Inc.*	44,600	1,461,988
Geo Group, Inc. (The)*	15,500	442,990
Nu Skin Enterprises, Inc. (Class “A” Stock)(a)	46,900	1,055,719

		4,918,337

Containers & Packaging – 2.3%
Greif, Inc. (Class “A” Stock)	19,700	1,372,696
Silgan Holdings, Inc.	19,200	1,247,616

		2,620,312

Electronic Components & Equipment – 1.1%
Brocade Communications Systems, Inc.*	141,800	839,456
Electro Rent Corp.*	16,400	220,088
ESCO Technologies, Inc.*	2,100	168,735

		1,228,279

Entertainment & Leisure – 1.1%
Argosy Gaming Co.*	28,900	1,327,088

Equipment Services – 1.0%
United Rentals, Inc.*	55,900	1,129,739

Financial - Bank & Trust – 9.6%
BankAtlantic Bancorp, Inc. (Class “A” Stock)	36,000	626,400
BankUnited Financial Corp.	38,900	1,044,854
Banner Corp.	8,400	226,548
Central Pacific Financial Corp.	30,000	1,009,500
Corus Bankshares, Inc.	18,600	887,034
FirstFed Financial Corp.*	35,800	1,826,158
Harbor Florida Bancshares, Inc.	10,500	358,050
PFF Bancorp, Inc.	27,750	765,900
Prosperity Bancshares, Inc.	44,300	1,173,507
Republic Bancorp, Inc.	26,500	358,810
Sterling Financial Corp.*	45,304	1,617,353
Texas Regional Bancshares, Inc. (Class “A” Stock)	11,700	352,287
United Bancshares, Inc.	21,600	715,824
Wesbanco, Inc.	8,400	231,084

		11,193,309

Financial Services – 3.8%
Bancfirst Corp.	3,900	269,178
Compucredit Corp.*	32,100	854,502
Downey Financial Corp.	31,400	1,932,042
Investment Technology Group, Inc.*	19,800	346,500
ITLA Capital Corp.*	5,900	294,764
WSFS Financial Corp.	13,300	699,048

		4,396,034

Food – 2.0%
Lance, Inc.	88,200	1,417,374
Nash Finch Co.(a)	22,400	850,976

		2,268,350

Healthcare Services – 0.9%
Res-Care, Inc.*	78,900	987,039

Industrial Products – 1.8%
Ceradyne, Inc.*	43,900	982,043
Oregon Steel Mills, Inc.*	6,800	156,400
Tredegar Corp.	54,400	917,184

		2,055,627

Insurance – 3.3%
Argonaut Group, Inc.*	29,600	628,112
Commerce Group, Inc.	12,300	762,354
Midland Co.	6,400	201,664
Navigators Group, Inc.*	26,100	865,085
Safety Insurance Group, Inc.	6,000	185,760
Stewart Information Services Corp.	30,300	1,136,856

		3,779,831

Internet Services – 0.2%
EarthLink, Inc.*	13,000	117,000
Interwoven, Inc.*	8,700	67,773

		184,773

Lumber & Wood Products – 0.9%
Deltic Timber Corp.	26,900	1,051,790

Machinery & Equipment – 3.1%
IDEX Corp.	4,800	193,680
JLG Industries, Inc.	50,500	1,088,275
Rofin-Sinar Technologies, Inc.*	29,500	948,130
Stewart & Stevenson Services, Inc.	61,500	1,407,735

		3,637,820

Medical Supplies & Equipment – 2.0%
Cambrex Corp.	39,200	834,960
Haemonetics Corp.*	36,600	1,543,056

		2,378,016

Metals & Mining – 1.4%
Quanex Corp.(a)	31,350	1,671,582

Oil & Gas – 8.7%
Energen Corp.	33,000	2,197,800
Houston Exploration Co.*(a)	16,000	911,200
Key Energy Services, Inc.*	26,200	300,514
Magnum Hunter Resources, Inc.*(a)	43,500	700,785
Meridian Resource Corp. (The)*	128,800	664,608
Plains Exploration & Production Co.*	48,400	1,689,160
Stone Energy Corp.*	29,000	1,408,530
Tesoro Petroleum Corp.*	34,500	1,277,190
Whiting Petroleum Corp.*	22,900	933,862

		10,083,649

Paper & Forest Products – 1.1%
Pope & Talbot, Inc.	70,200	1,234,116

Pharmaceuticals – 1.4%
Alpharma, Inc. (Class “A” Stock)	69,900	861,168
Valeant Pharmaceuticals International	33,900	763,428

		1,624,596

Printing & Publishing – 2.0%
Consolidated Graphics, Inc.*	11,800	620,680
R.H. Donnelley Corp.*	30,000	1,742,700

		2,363,380

Real Estate – 11.8%
Alexandria Real Estate Equities, Inc. [REIT]	6,200	399,156
American Financial Realty Trust [REIT]	21,800	318,934
Amli Residential Properties Trust[REIT]	11,600	317,724
Brandywine Realty Trust[REIT]	13,800	391,920
Capital Automotive[REIT](a)	13,300	440,496
CarrAmerica Realty Corp.[REIT]	18,100	571,055
Colonial Properties Trust [REIT]	10,000	384,100
Commercial Net Lease Realty, Inc.[REIT]	18,700	345,015
Corporate Office Properties Trust[REIT]	16,000	423,680
Cousins Properties, Inc. [REIT]	12,800	331,136
Equity Lifestyle Properties, Inc	7,500	264,375
Essex Property Trust, Inc. [REIT]	6,000	413,640
First Industrial Realty Trust, Inc.[REIT]	13,000	491,790
Gables Residential Trust[REIT]	11,400	379,620
HealthCare Realty Trust, Inc.[REIT]	12,000	437,280
Heritage Property Investment Trust[REIT]	11,900	353,192
Highwoods Properties, Inc.[REIT]	18,100	485,442
Home Properties of New York, Inc.[REIT]	11,100	430,680
IMPAC Mortgage Holdings, Inc.[REIT](a)	26,600	510,188
Jones Lang Lasalle, Inc.*[REIT]	9,400	438,510
Kilroy Realty Corp.[REIT]	10,400	425,464
Lexington Corp. Properties Trust[REIT]	17,500	383,950
Mid-America Apartment Communities, Inc.[REIT]	8,500	310,250
Nationwide Health Properties, Inc.[REIT]	24,100	487,061
New Century Financial Corp. [REIT]	6,000	280,920
Novastar Financial, Inc.[REIT](a)	4,100	147,641
Pennsylvania Real Estate Investment Trust[REIT]	11,800	475,776
Prentiss Properties Trust[REIT]	15,300	522,648
RAIT Investment Trust[REIT]	12,600	337,932
Realty Income Corp.[REIT]	25,400	581,151
Redwood Trust, Inc. [REIT](a)	6,900	353,142
Senior Housing Properties Trust[REIT]	17,300	288,564
Sovran Self Storage, Inc.[REIT]	7,400	293,262

Taubman Centers, Inc. [REIT]	12,100	335,654
Washington Real Estate Investment Trust [REIT]	13,000	373,750

		13,725,098

Restaurants – 2.3%
Dave & Buster’s, Inc.*	53,300	996,710
Jack in the Box, Inc.*	46,200	1,714,020

		2,710,730

Retail & Merchandising – 1.5%
Cash America International, Inc.	53,600	1,175,448
Jo-Ann Stores, Inc.*	19,300	542,137

		1,717,585

Semiconductors – 1.6%
Emulex Corp.*	53,600	1,009,824
Photronics, Inc.*	46,300	838,030

		1,847,854

Telecommunications – 1.0%
CT Communications, Inc.	42,800	450,684
General Communication, Inc.*	77,700	709,401

		1,160,085

Transportation – 2.7%
Arkansas Best Corp.	30,500	1,152,290
Kirby Corp.*	5,600	235,368
Overseas Shipholding Group, Inc.	27,000	1,698,570

		3,086,228

Utilities – 4.2%
Calpine Corp.*(a)	81,300	227,640
New Jersey Resources Corp.	7,900	343,887
PNM Resources, Inc.	71,600	1,910,288
Sierra Pacific Resources*	18,400	197,800
South Jersey Industries, Inc.	4,600	259,440
Southern Union Co.*	76,700	1,925,937

		4,864,992

TOTAL LONG-TERM INVESTMENTS (Cost $109,580,051)		113,602,513

	Principal Amount (000)	(Value)
SHORT-TERM INVESTMENTS – 6.5%
Commercial Paper – 1.0%
Nordeutsche Landesbank
2.805%, 04/18/05 (b)	$679	677,836
Skandinaviska Enskilda Banken
2.80%, 04/17/05 (b)(c)	451	451,110

		1,128,946

Corporate Obligations – 0.2%
Goldman Sachs Group, Inc.
2.955%, 04/01/05 (b)(c)	37	36,563
Merrill Lynch & Co., Inc.
2.975%, 04/01/05 (b)	189	188,947

		225,510

Time Deposit – 0.8%
Chase Manhattan Bank
2.843%, 04/01/05 (b)	757	756,881
Societe Generale NY
2.875%, 04/01/05 (b)	202	201,954

		958,835

U.S. Treasury Obligations – 0.6%
U.S. Treasury Bills
2.37%, 04/28/05 (k)(n)	695	693,681

	Shares	Value
Non-Registered Investment Company – 3.9%
BlackRock Institutional Money Market Trust(b) (j)	4,524,089	4,524,089

TOTAL SHORT-TERM INVESTMENTS (Cost $7,531,145)	7,531,061

Total Investments — 104.4% (Cost $117,111,196(p))	121,133,574
Liabilities in Excess of Other Assets(k) — (4.4%)	(5,100,451)

Net Assets — 100.0%	$116,033,123

The following abbreviations are used throughout the Schedule of Investments:

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $6,622,650; cash collateral of $6,837,380 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(k)	Securities with an aggregate market value of $693,681 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at March 31, 2005	Unrealized Depreciation
Long Position:
10	Russell 2000	Jun 05	$3,140,110	$3,089,500	$(50,610)

(n)	Rates shown are the effective yields at purchase date.

(p)	The United States federal income tax basis of the Fund’s investments was $117,264,438; accordingly, net unrealized appreciation on investments for federal income tax purposes was $3,869,136 (gross unrealized appreciation - $6,970,220; gross unrealized depreciation - $3,101,084). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Goldman Sachs Mid-Cap Growth Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 98.8%
COMMON STOCK
Aerospace & Defense – 1.8%
Alliant Techsystems, Inc.*	75,025	$5,360,536

Apparel/Shoes – 2.8%
Chico’s FAS, Inc.*(a)	209,150	5,910,579
Urban Outfitters, Inc.*	48,000	2,302,560

		8,213,139

Auto Parts & Related – 1.8%
Gentex Corp.(a)	171,845	5,481,856

Banks – 1.2%
M&T Bank Corp.	33,825	3,452,180

Biotechnology – 1.4%
Eyetech Pharmaceuticals, Inc.*	92,029	2,530,797
MedImmune, Inc.*	66,450	1,582,175

		4,112,972

Broadcasting & Cable/Satellite TV – 6.2%
Cablevision Systems New York Group (Class “A” Stock)*(a)	110,375	3,096,019
Citadel Broadcasting Co.*(a)	258,279	3,546,171
EchoStar Communications Corp. (Class “A” Stock)	113,350	3,315,488
Entravision Communications Corp. (Class “A” Stock)*	531,480	4,714,227
Univision Communications, Inc. (Class “A” Stock)*(a)	136,500	3,779,684

		18,451,589

Commercial Services – 7.3%
ARAMARK Corp. (Class “B” Stock)	221,875	5,830,874
ChoicePoint, Inc.*	48,100	1,929,291
Iron Mountain, Inc.*(a)	179,265	5,170,003
Moody’s Corp.	36,325	2,937,240
Pitney Bowes, Inc.	92,250	4,162,320
York International Corp.	44,900	1,759,182

		21,788,910

Computer Hardware – 1.6%
Avocent Corp.*	185,620	4,763,009

Computer Services – 2.4%
Fiserv, Inc.*	182,100	7,247,580

Computer Software – 4.9%
Cognos, Inc. (Canada)*	111,475	4,675,262
Mercury Interactive Corp.*(a)	92,400	4,377,912
NAVTEQ Corp.*	47,000	2,037,450
Salesforce.com, Inc.*(a)	241,200	3,615,588

		14,706,212

Drugs & Medicine – 1.8%
Amylin Pharmaceuticals, Inc.*(a)	135,890	2,376,716
OSI Pharmaceuticals, Inc.*	69,100	2,856,594

		5,233,310

Financial Services – 1.4%
MoneyGram International, Inc.	214,360	4,049,260

Gaming/Lodging – 3.7%
GTECH Holdings Corp.(a)	116,300	2,736,539
Harrah’s Entertainment, Inc.(a)	79,175	5,113,121
Marriott International, Inc. (Class “A” Stock)	47,475	3,174,179

		11,023,839

Insurance – 1.7%
Willis Group Holdings Ltd. (United Kingdom)	135,425	4,993,120

Internet & Online – 2.9%
CheckFree Corp.*	73,575	2,998,917
CNET Networks, Inc.*(a)	454,100	4,286,704
Dolby Laboratories, Inc. (Class “A” Stock)*	64,300	1,511,050

		8,796,671

Manufacturing – 0.7%
American Standard Cos., Inc.(a)	45,850	2,131,108

Medical Products – 6.1%
Allergan, Inc.(a)	35,825	2,488,763
Bard, (C.R.), Inc.	53,300	3,628,664
Fisher Scientific International, Inc.*	85,316	4,856,186
Kinetic Concepts, Inc.*	51,300	3,060,045
St. Jude Medical, Inc.*	114,200	4,111,199

		18,144,857

Medical Supplies & Equipment – 1.9%
Biomet, Inc.	154,100	5,593,830

Movies & Entertainment – 0.5%
Lodgenet Entertainment Corp.*	81,350	1,532,634

Networking/Telecom Equipment – 4.0%
ADTRAN, Inc.	202,200	3,566,808
FLIR Systems, Inc.*(a)	161,500	4,893,450
Juniper Networks, Inc.*(a)	152,700	3,368,562

		11,828,820

Oil & Gas – 1.1%
XTO Energy, Inc.	96,133	3,157,008

Other Consumer Discretionary – 3.6%
Harman International Industries, Inc.	47,850	4,232,811
ITT Educational Services, Inc.*	93,925	4,555,363
Select Comfort Corp.*	102,300	2,091,012

		10,879,186

Other Energy – 2.0%
Smith International, Inc.(a)	94,550	5,931,122

Other Health Care – 5.4%
Caremark Rx, Inc.*(a)	149,175	5,934,182
Charles River Laboratories International,	118,975	5,596,584
Millipore Corp.*(a)	102,910	4,466,294

		15,997,060

Other Producer Goods & Services – 2.5%
Global Payments, Inc.(a)	23,800	1,534,862
Grainger, (W.W.), Inc.	98,425	6,128,925

		7,663,787

Other Technology – 2.6%
Amphenol Corp.	122,100	4,522,584
Zebra Technologies Corp. (Class “A”)	66,100	3,139,089

		7,661,673

Publishing – 4.3%
Lamar Advertising Co.*(a)	170,350	6,863,402
Scripps, (E.W.) Co. (Class “A” Stock)(a)	124,160	6,052,800

		12,916,202

Restaurants – 1.7%
Chang’s China Bistro, (P.F.), Inc.*(a)	87,014	5,203,437

Retailing – 7.8%
Bed Bath & Beyond, Inc.*	68,600	2,506,644
CarMax, Inc.*(a)	111,400	3,509,100
Dollar Tree Stores, Inc.*(a)	130,825	3,758,602
PETCO Animal Supplies, Inc.*	186,770	6,875,003
Williams-Sonoma, Inc.*(a)	179,655	6,602,321

		23,251,670

Semiconductors/Semi Capital Equipment – 8.3%
KLA-Tencor Corp.(a)	102,325	4,707,973
Linear Technology Corp.	164,196	6,290,349
Marvell Technology Group Ltd.*	107,300	4,113,882
Microchip Technology, Inc.	114,650	2,982,047
Tessera Technologies, Inc.*	152,100	6,575,282

		24,669,533

Telecommunications – 1.5%
Crown Castle International Corp.*(a)	279,075	4,481,945

Tobacco – 1.0%
UST, Inc.(a)	55,625	2,875,813

Transportation – 0.9%
Robinson Worldwide, (C.H.), Inc.	54,725	2,819,979

TOTAL LONG-TERM INVESTMENTS (Cost $272,343,792)		294,413,847

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 25.0%
Certificates of Deposit – 1.2%
Banco Santander PR	$1,544	1,543,819
2.72%, 04/07/05 (b)(c)
Canadian Imperial Bank of Commerce	1,480	1,479,989
1.72%, 05/25/05 (b)
Fortis Bank NY	587	586,480

1.775%, 06/06/05 (b)
		3,610,288

Commercial Paper – 2.7%
Liberty Funding Corp.	152	151,735
2.80%, 04/22/05 (b)
Skandinaviska Enskilda Banken	7,961	7,960,826

2.80%, 04/17/05 (b)(c)
		8,112,561

Corporate Obligations – 11.5%
Falcon Asset Securitization	3,190	3,182,114
2.77%, 04/15/05 (b)
Goldman Sachs Group, Inc.	9,329	9,328,718
2.955%, 04/01/05 (b)(c)
Lehman Brothers	4,607	4,607,365
2.935%, 04/01/05 (b)(c)
Merrill Lynch & Co., Inc.	829	828,615
2.975%, 04/01/05 (b)
Morgan Stanley	8,018	8,017,620
2.82%, 04/01/05 (b)(c)
Natexis Banque NY	679	679,451
2.925%, 04/01/05 (b)(c)
Nordeutsche Landesbank	89	88,919
2.805%, 04/18/05 (b)
Sedna Finance Corp.	7,579	7,579,373

2.78%, 04/15/05 (b)(c)
		34,312,175

Time Deposits – 2.0%
Chase Manhattan Bank	4,993	4,992,930
2.843%, 04/01/05 (b)
Societe Generale NY	886	885,656

2.875%, 04/01/05 (b)
		5,878,586

	Shares
Non-Registered Investment Company – 7.6%
BlackRock Institutional Money Market Trust(b) (j)	22,530,190	22,530,190

TOTAL SHORT-TERM INVESTMENTS (Cost $74,443,800)	74,443,800

Total Investments — 123.8% (Cost $346,787,592 (p))	368,857,647
Liabilities in Excess of Other Assets — (23.8%)	(70,807,950)

Net Assets — 100.0%	$298,049,697

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $72,339,979; cash collateral of $74,443,800 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $347,585,361; accordingly, net unrealized appreciation on investments for federal income tax purposes was $21,272,286 (gross unrealized appreciation - $31,769,331; gross unrealized depreciation - $10,497,045). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Neuberger Berman Mid-Cap Growth Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 100.1%
COMMON STOCK
Advertising – 1.7%
a Quantive, Inc.*	105,000	$1,162,350
Getty Images, Inc.*	70,000	4,977,700

		6,140,050

Aerospace – 0.8%
Rockwell Collins, Inc.(a)	56,500	2,688,835

Beverages – 0.7%
Constellation Brands, Inc. (Class “A” Stock)*	48,500	2,564,195

Business Services – 5.5%
Alliance Data Systems Corp.*(a)	196,000	7,918,400
CB Richard Ellis Group, Inc.*	80,500	2,816,695
Corporate Executive Board Co. (The)(a)	107,500	6,874,625
Robert Half International, Inc.	69,500	1,873,720

		19,483,440

Chemicals – 1.3%
Air Products & Chemicals, Inc.	30,500	1,930,345
Airgas, Inc.	112,500	2,687,625

		4,617,970

Clothing & Apparel – 2.5%
Coach, Inc.*	128,000	7,248,640
Warnaco Group, Inc. (The)*	64,500	1,550,580

		8,799,220

Computer Hardware – 2.4%
Apple Computer, Inc.*	110,000	4,583,700
Seagate Technology(a)	196,000	3,831,800

		8,415,500

Computer Services & Software – 9.5%
Adobe Systems, Inc.(a)	53,000	3,560,010
AutoDesk, Inc.	120,000	3,571,200
Cerner Corp.*(a)	58,500	3,071,835
Cognizant Technology Solutions Corp.	150,000	6,930,000
(Class “A” Stock)*
Cognos, Inc. (Canada)*	87,000	3,648,780
Mercury Interactive Corp.*(a)	134,000	6,348,920
NAVTEQ Corp.*	40,000	1,734,000
NCR Corp.*	67,000	2,260,580
TIBCO Software, Inc.*	421,000	3,136,450

		34,261,775

Consumer Products & Services – 1.6%
Fortune Brands, Inc.	46,000	3,708,980
Lauder, (Estee) Cos., Inc. (Class “A” Stock)	45,600	2,051,088

		5,760,068

Electronic Components & Equipment – 5.3%
Harman International Industries, Inc.	43,500	3,848,010
Jabil Circuit, Inc.*	78,000	2,224,560
Rockwell Automation, Inc.	78,500	4,446,240
Zebra Technologies Corp. (Class “A” Stock)*	175,000	8,310,750

		18,829,560

Entertainment & Leisure – 3.6%
Dolby Laboratories, Inc. (Class “A” Stock)*	10,900	256,150
Royal Caribbean Cruises Ltd.	119,500	5,340,455
Station Casinos, Inc.	108,500	7,329,175

		12,925,780

Financial Services – 8.1%
Capital Source, Inc.*	198,000	4,554,000
Chicago Mercantile Exchange Holding, Inc.	20,500	3,977,615
First Marblehead Corp.*	89,000	5,120,170
Investors Financial Services Corp.(a)	111,500	5,453,465
Legg Mason, Inc.(a)	63,750	4,981,425
Moody’s Corp.	60,000	4,851,600

		28,938,275

Healthcare Services – 3.7%
AMERIGROUP Corp.*	61,000	2,230,160
Omnicare, Inc.	53,500	1,896,575
PacifiCare Health Systems, Inc.*(a)	58,500	3,329,820
Stericycle, Inc.*	70,000	3,094,000
VCA Antech, Inc.*	131,500	2,660,245

		13,210,800

Hotels & Motels – 2.3%
Marriott International, Inc. (Class “A” Stock)	69,000	4,613,340
MGM Mirage, Inc.*	50,000	3,541,000

		8,154,340

Industrial Products – 4.2%
Donaldson Co., Inc.(a)	128,300	4,141,524
Fastenal Co.	98,500	5,448,035
Nucor Corp.(a)	54,000	3,108,240
Precision Castparts Corp.	29,500	2,271,795

		14,969,594

Internet Services – 3.2%
F5 Networks, Inc.*	62,500	3,155,625
Juniper Networks, Inc.*(a)	143,500	3,165,610
Macromedia, Inc.*	90,500	3,031,750
VeriSign, Inc.*(a)	76,500	2,195,550

		11,548,535

Machinery & Equipment – 3.7%
Danaher Corp.(a)	109,000	5,821,690
Grainger (W.W.), Inc.	46,500	2,895,555
National Oilwell, Inc.*	94,500	4,413,150

		13,130,395

Medical Supplies & Equipment – 11.2%
Bard, (C.R.), Inc.	89,000	6,059,120
Cytyc Corp.*	201,500	4,636,515
Genzyme Corp.*	65,000	3,720,600
Invitrogen Corp.*(a)	55,000	3,806,000
Kinetic Concepts, Inc.*	91,000	5,428,150
Kyphon, Inc.*(a)	107,000	2,693,190
Martek Biosciences Corp.*(a)	77,000	4,480,630
ResMed, Inc.*	78,000	4,399,200
Varian Medical Systems, Inc.*(a)	100,500	3,445,140
Zimmer Holdings, Inc.*	22,000	1,711,820

		40,380,365

Metals & Mining – 1.3%
Peabody Energy Corp.	97,000	4,496,920

Oil & Gas – 6.2%
Canadian Natural Resources Ltd.	65,000	3,693,300
Murphy Oil Corp.	37,000	3,653,010
Quicksilver Resources, Inc.*	67,400	3,284,402
Smith International, Inc.*	67,700	4,246,821
XTO Energy, Inc.	220,000	7,224,800

		22,102,333

Pharmaceuticals – 2.9%
Celgene Corp.*	160,000	5,448,000
Gilead Sciences, Inc.*	134,000	4,797,200

		10,245,200

Retail & Merchandising – 6.0%
Abercrombie & Fitch Co.	68,000	3,892,320
Dick’s Sporting Goods, Inc.*	30,000	1,101,900
Nordstrom, Inc.	83,000	4,596,540
PETsMART, Inc.(a)	132,500	3,809,375
Staples, Inc.	118,500	3,724,455
Whole Foods Market, Inc.	42,000	4,289,460

		21,414,050

Semiconductors – 6.8%
ATI Technologies, Inc. (Canada)*	154,000	2,658,040
International Rectifier Corp.*	52,500	2,388,750
Marvell Technology Group Ltd.*	123,500	4,734,990
Microchip Technology, Inc.	126,000	3,277,260
Microsemi Corp.*	231,300	3,767,877
National Semiconductor Corp.	132,500	2,730,825
Sigmatel, Inc.*	87,500	3,275,125
Varian Semiconductor Equipment	35,600	1,353,156

Associates, Inc.*
		24,186,023

Telecommunications – 3.4%
American Tower Corp. (Class “A” Stock)*	160,000	2,916,800
Leap Wireless International, Inc.*	83,000	2,162,150
Nextel Partners, Inc. (Class “A” Stock)*(a)	321,000	7,049,160

		12,128,110

Transportation – 2.2%
C.H. Robinson Worldwide, Inc.	42,500	2,190,025
J.B. Hunt Transport Services, Inc.	133,000	5,821,410

		8,011,435

TOTAL LONG-TERM INVESTMENTS (Cost $266,484,482)		357,402,768

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 8.0%
Certificates of Deposit – 0.3%
Banco Santander PR
2.72%, 04/07/05 (b)(c)	$1,081	1,080,854

Commercial Paper – 1.0%
Skandinaviska Enskilda Banken
2.80%, 04/17/05 (b)(c)	925	925,109
Thames Asset Global Securities
2.80%, 04/20/05 (b)	2,647	2,641,170

		3,566,279

Corporate Obligations – 3.3%
Falcon Asset Securitization
2.77%, 04/15/05 (b)	3,594	3,585,850
Goldman Sachs Group, Inc.
2.955%, 04/01/05 (b)(c)	1,868	1,867,748
Lehman Brothers
2.935%, 04/01/05 (b)(c)	2,996	2,996,031
Merrill Lynch & Co., Inc.
2.975%, 04/01/05 (b)	359	358,912
Morgan Stanley
2.82%, 04/01/05 (b)(c)	944	944,134
Sedna Finance Corp.
2.78%, 04/15/05 (b)(c)	2,000	2,000,064

		11,752,739

Time Deposit – 0.7%
Chase Manhattan Bank
2.843%, 04/01/05 (b)	2,095	2,095,436
Societe Generale NY
2.875%, 04/01/05 (b)	384	383,620

		2,479,056

	Shares
Non-Registered Investment Company – 2.4%
BlackRock Institutional Money Market Trust(b)(j)	8,644,682	8,644,682

Registered Investment Companies – 0.3%
BlackRock Provident Institutional Funds	599,201	599,201
TempCash Portfolio (j)
BlackRock Provident Institutional Funds	599,200	599,200

TempFund Portfolio (j)
		1,198,401

TOTAL SHORT-TERM INVESTMENTS (Cost $28,722,011)		28,722,011

Total Investments — 108.1% (Cost $295,206,493(p))		386,124,779
Liabilities in Excess of Other Assets — (8.1%)		(28,822,477)

Net Assets — 100.0%		$357,302,302

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $26,608,908; cash collateral of $27,523,610 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $295,696,862; accordingly, net unrealized appreciation on investments for federal income tax purposes was $90,427,917 (gross unrealized appreciation - $92,150,866; gross unrealized depreciation - $1,722,949). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Neuberger Berman Mid-Cap Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 97.8%
COMMON STOCK
Automotive Parts – 9.6%
Advance Auto Parts, Inc.*	504,600	$25,457,070
AutoNation, Inc.*(a)	405,800	7,685,852
AutoZone, Inc.*(a)	394,200	33,782,940
BorgWarner, Inc.	630,600	30,697,608
Lear Corp.(a)	727,600	32,276,336

		129,899,806

Beverages – 1.0%
Constellation Brands, Inc. (Class “A” Stock)*(a)	248,700	13,148,769

Building Materials – 1.1%
Masco Corp.	440,000	15,254,800

Business Services – 2.2%
Manpower, Inc.	680,200	29,602,304

Clothing & Apparel – 6.1%
Liz Claiborne, Inc.	536,700	21,537,771
Reebok International Ltd.(a)	633,800	28,077,340
Timberland Co. (The) (Class “A” Stock)*	89,800	6,369,514
VF Corp.	446,900	26,429,666

		82,414,291

Computer Hardware – 2.9%
Western Digital Corp.*	3,043,100	38,799,525

Computer Services & Software – 2.2%
Computer Associates International, Inc.(a)	1,117,200	30,276,120

Conglomerates – 2.0%
Johnson Controls, Inc.(a)	477,200	26,608,672

Consumer Products & Services – 5.6%
Black & Decker Corp.(a)	228,200	18,025,518
Rent-A-Center, Inc.*	849,071	23,188,129
Whirlpool Corp.(a)	498,900	33,790,497

		75,004,144

Financial - Bank & Trust – 9.1%
Astoria Financial Corp.	798,000	20,189,400
Commerce Bancorp, Inc.(a)	912,600	29,632,122
First Horizon National Corp.	765,300	31,216,587
North Fork Bancorp, Inc.	1,164,749	32,310,137
TCF Financial Corp.(a)	364,300	9,890,745

		123,238,991

Financial Services – 10.5%
Ambac Financial Group, Inc.(a)	388,450	29,036,638
Bear Stearns Cos., Inc.	313,200	31,288,680
CIT Group, Inc.	848,500	32,243,000
IndyMac Bancorp, Inc.(a)	891,900	30,324,600
Waddell & Reed Financial, Inc. (Class “A” Stock)	908,100	17,925,894

		140,818,812

Food – 1.3%
Fresh Del Monte Produce, Inc.	591,400	18,049,528

Furniture – 1.4%
Mohawk Industries, Inc.*(a)	224,400	18,916,920

Healthcare Services – 7.7%
Coventry Health Care, Inc.*	608,200	41,442,748
Health Management Associates, Inc. (Class “A” Stock)	497,500	13,024,550
Omnicare, Inc.	1,019,300	36,134,185
Triad Hospitals, Inc.*	267,800	13,416,780

		104,018,263

Industrial Products – 4.0%
Ingersoll-Rand Co., Ltd. (Class “A” Stock)	264,700	$21,083,355
SPX Corp.(a)	758,400	32,823,552

		53,906,907

Insurance – 13.9%
Arch Capital Group Ltd.*	488,400	19,555,536
Endurance Specialty Holdings Ltd.	294,500	11,143,880
Jefferson-Pilot Corp.	132,400	6,494,220
PartnerRe Ltd.	418,200	27,015,720
PMI Group, Inc. (The)(a)	777,400	29,548,974
Radian Group, Inc.	648,800	30,973,711
RenaissanceRe Holdings Ltd.	612,000	28,580,400
WellChoice, Inc.*	166,800	8,892,108
WellPoint, Inc.*	192,600	24,142,410

		186,346,959

Machinery & Equipment – 1.5%
Briggs & Stratton Corp.(a)	538,300	19,599,503

Oil & Gas – 5.0%
Sunoco, Inc.	265,100	27,443,152
XTO Energy, Inc.	1,231,809	40,452,608

		67,895,760

Restaurants – 2.7%
Darden Restaurants, Inc.	431,400	13,235,352
Ruby Tuesday, Inc.(a)	933,900	22,684,431

		35,919,783

Retail & Merchandising – 8.0%
Dollar Tree Stores, Inc.*(a)	892,959	25,654,712
Foot Locker, Inc.(a)	928,900	27,216,770
NBTY, Inc.*	986,800	24,758,812
Pier 1 Imports, Inc.(a)	1,655,700	30,183,410

		107,813,704

TOTAL LONG-TERM INVESTMENTS (Cost $1,133,080,203)		1,317,533,561

	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS – 18.2%
Certificates of Deposit – 0.6%
Banco Santander PR	$6,520	6,519,770
2.72%, 04/07/05 (b)(c)
Canadian Imperial Bank of Commerce	1,650	1,650,087

1.72%, 05/25/05 (b)
		8,169,857

Commercial Paper – 2.2%
Skandinaviska Enskilda Banken	6,545	6,545,133
2.80%, 04/17/05 (b) (c)
Thames Asset Global Securities	23,398	23,345,640

2.80%, 04/20/05 (b)
		29,890,773

Corporate Obligations – 4.3%
Goldman Sachs Group, Inc.	26,959	26,959,110
2.955%, 04/01/05 (b)(c)
Lehman Brothers	7,676	7,676,254
2.935%, 04/01/05 (b)(c)
Merrill Lynch & Co., Inc.	2,534	2,534,386
2.975%, 04/01/05 (b)
Morgan Stanley	12,438	12,438,125
2.82%, 04/01/05 (b)(c)
Natexis Banque NY	5,569	5,569,089
2.925%, 04/01/05 (b) (c)
Sedna Finance Corp.	2,935	2,935,325

2.78%, 04/15/05 (b)(c)
		58,112,289

Time Deposit – 1.2%
Chase Manhattan Bank	$13,837	$13,837,075
2.843%, 04/01/05 (b)
Societe Generale NY 2.875%, 04/01/05 (b)	2,709	2,708,852

		16,545,927

	Shares	Value
Non-Registered Investment Company – 7.5%
BlackRock Institutional Money Market Trust(b) (j)	99,728,930	99,728,930

Registered Investment Company – 2.4%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	32,752,724	32,752,724

TOTAL SHORT-TERM INVESTMENTS (Cost $245,200,500)		245,200,500

Total Investments — 116.0% (Cost $1,378,280,703 (p))		1,562,734,061
Liabilities in Excess of Other Assets — (16.0%)		(215,451,259)

Net Assets — 100.0%		$1,347,282,802

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $206,463,278; cash collateral of $212,447,776 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $1,381,108,748; accordingly, net unrealized appreciation on investments for federal income tax purposes was $181,625,313 (gross unrealized appreciation - $196,858,543; gross unrealized depreciation - $15,233,230). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Alger All-Cap Growth Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 96.2%
COMMON STOCK
Aerospace – 2.4%
General Dynamics Corp.	31,600	$3,382,780
United Technologies Corp.	37,400	3,802,084

		7,184,864

Beverages – 0.8%
PepsiCo, Inc.	43,700	2,317,411

Biotechnology – 5.3%
Genentech, Inc.*(a)	86,300	4,885,443
Genzyme Corp.*	44,850	2,567,214
Gilead Sciences, Inc.*	133,800	4,790,040
OSI Pharmaceuticals, Inc.*	32,000	1,322,880
Serologicals Corp.*(a)	101,600	2,483,104

		16,048,681

Broadcasting – 2.3%
Entercom Communications Corp.*	49,800	1,768,896
News Corp, Inc., (Class “A” Stock)	300,600	5,086,152

		6,855,048

Chemicals – 1.5%
Huntsman Corp.*	50,900	1,186,988
Lubrizol Corp. (The)	84,800	3,446,272

		4,633,260

Clothing & Apparel – 1.2%
Coach, Inc.*	65,700	3,720,591

Communication Equipment – 0.2%
Research in Motion Ltd. (Canada)*(a)	8,950	683,959

Computer Hardware – 1.8%
Apple Computer, Inc.*	131,000	5,458,770

Computer Services & Software – 8.5%
Automatic Data Processing, Inc.	72,300	3,249,885
Brocade Communications Systems, Inc.*	395,200	2,339,584
Cognos, Inc. (Canada)*	63,000	2,642,220
Mercury Interactive Corp.*(a)	43,700	2,070,506
Microsoft Corp.	201,100	4,860,587
NAVTEQ Corp.*	34,500	1,495,575
Novell, Inc.*	460,100	2,742,196
Oracle Corp.*	480,900	6,001,632

		25,402,185

Conglomerates – 1.8%
Tyco International Ltd.	164,000	5,543,200

Consumer Finance – 0.9%
First Marblehead Corp.*	48,600	2,795,958

Consumer Products & Services – 2.6%
Gillette Co.	78,400	3,957,632
Procter & Gamble Co.	71,200	3,773,600

		7,731,232

Diversified – 1.6%
General Electric Co.	135,300	4,878,918

Energy Equipment – 2.9%
National-Oilwell, Inc.*	188,600	8,807,620

Energy Services – 1.6%
Peabody Energy Corp.	100,800	4,673,088

Entertainment & Leisure – 3.4%
Empire Resorts, Inc.*	16,400	118,572
Royal Caribbean Cruises Ltd.(a)	25,400	1,135,126
Shanda Interactive Entertainment Ltd.	174,900	5,281,980
[ADR] (China)*(a)
Time Warner, Inc.*	219,000	3,843,450

		10,379,128

Financial - Bank & Trust – 1.6%
East West Bancorp, Inc.	71,050	2,623,166
Wells Fargo & Co.	36,200	2,164,760

		4,787,926

Financial Services – 4.6%
Capital Source, Inc.*	65,400	1,504,200
Citigroup, Inc.	65,000	2,921,100
Investors Financial Services Corp.(a)	17,600	860,816
Lehman Brothers Holdings, Inc.	41,600	3,917,056
Merrill Lynch & Co., Inc.	84,900	4,805,340

		14,008,512

Food – 0.7%
Performance Food Group Co.*	71,500	1,979,120

Health Care Provider & Services – 1.3%
Wellpoint, Inc.*	30,300	3,798,105

Healthcare Services – 5.6%
AMERIGROUP Corp.*	69,700	2,548,232
Caremark Rx, Inc.*	95,350	3,793,023
Community Health Systems, Inc.*	63,500	2,216,785
HCA, Inc.	43,200	2,314,224
PacifiCare Health Systems, Inc.*	61,200	3,483,504
UnitedHealth Group, Inc.	27,200	2,594,336

		16,950,104

Hotels & Motels – 2.2%
Hilton Hotels Corp.	296,500	6,626,775

Household Durables – 0.5%
Garmin Ltd.(a)	32,000	1,482,240

Insurance – 3.1%
CIGNA Corp.	22,100	1,973,530
Genworth Financial, Inc.	172,700	4,752,704
St. Paul Cos., Inc.(a)	67,300	2,471,929

		9,198,163

Internet Services – 3.9%
VeriSign, Inc.*	86,150	2,472,505
Yahoo!, Inc.*(a)	270,200	9,159,780

		11,632,285

Internet Software & Services – 1.7%
Google, Inc. (Class “A” Stock)*	8,400	1,516,284
MicroStrategy, Inc. (Class “A” Stock)*	32,750	1,777,343
Netease.com, Inc. [ADR] (China)*(a)	39,350	1,897,063

		5,190,690

Medical Supplies & Equipment – 2.8%
Amgen, Inc.*	28,600	1,664,806
Beckman Coulter, Inc.	47,500	3,156,375
McKesson Corp.	71,400	2,695,350
St. Jude Medical, Inc.*	28,400	1,022,400

		8,538,931

Metals & Mining – 0.3%
Alpha Natural Resources, Inc.*	35,100	1,006,317

Oil & Gas – 2.4%
BP PLC [ADR] (United Kingdom)	50,200	3,132,480
Patterson-UTI Energy, Inc.	65,600	1,641,312
Schlumberger Ltd.	36,000	2,537,280

		7,311,072

Pharmaceuticals – 8.2%
IVAX Corp.*(a)	223,650	4,421,561
Johnson & Johnson	103,300	6,937,627
Novartis AG [ADR] (Switzerland)	63,200	2,956,496
Pfizer, Inc.	219,240	5,759,435
Sanofi-Sythelabo SA [ADR] (France)(a)	61,400	2,599,676
Sepracor, Inc.*	35,300	2,026,573

		24,701,368

Railroads – 1.2%
Burlington Northern Santa Fe Corp.	66,000	3,559,380

Retail & Merchandising – 5.4%
Abercrombie & Fitch Co.	11,600	663,984
Bed Bath & Beyond, Inc.*	101,400	3,705,156

CVS Corp.	164,400	8,650,728
Lowe’s Cos., Inc.	59,400	3,391,146

		16,411,014

Semiconductors – 5.3%
ATI Technologies, Inc. (Canada)*	114,500	1,976,270
Broadcom Corp. (Class “A” Stock)*	44,750	1,338,920
Intel Corp.	126,400	2,936,272
Marvell Technology Group Ltd.*	63,700	2,442,258
MEMC Electronic Materials, Inc.*	220,600	2,967,070
Skyworks Solutions, Inc.*	666,000	4,229,100

		15,889,890

Telecommunications – 3.5%
Arris Group, Inc.*	89,800	620,518
Motorola, Inc.	24,200	362,274
Nextel Partners, Inc. (Class “A” Stock)*(a)	29,200	641,232
Nokia Corp. (Class “A” Stock) [ADR]	338,600	5,224,598
(Finland)(a)
QUALCOMM, Inc.*	62,950	2,307,118
SpectraSite, Inc.*	26,000	1,507,220

		10,662,960

Transportation – 3.1%
FedEx Corp.	38,000	3,570,100
UTI Worldwide, Inc. (British Virgin Islands)	83,100	5,771,295

		9,341,395

TOTAL LONG-TERM INVESTMENTS (Cost $269,584,954)		290,190,160

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 13.6%
Certificates of Deposit
Canadian Imperial Bank of Commerce	$5	4,688
1.72%, 05/25/05 (b)
Fortis Bank NY	16	15,805
2.055%, 06/08/05 (b)

		20,493

Commercial Paper – 0.7%
Countrywide Home Loans	2,038	2,033,138
2.816%, 04/27/05 (b)

Corporate Obligations – 2.4%
Falcon Asset Securitization	11	10,982
2.77%, 04/15/05 (b)
Goldman Sachs Group, Inc.	2,207	2,206,773
2.955%, 04/01/05 (b)(c)
Lehman Brothers	4,226	4,226,444
2.935%, 04/01/05 (b)(c)
Merrill Lynch & Co., Inc.	730	730,308
2.975%, 04/01/05 (b)
Natexis Banque NY	113	112,867
2.925%, 04/01/05 (b)(c)

		7,287,374

Time Deposits – 1.3%
Chase Manhattan Bank	3,136	3,136,199
2.843%, 04/01/05 (b)
Societe Generale NY	781	780,582
2.875%, 04/01/05 (b)

		3,916,781

U.S. Government Agency Obligations – 2.3%
Federal National Mortgage Assoc.	7,000	6,984,147
2.63%, 05/02/05

	Shares
Non-Registered Investment Company – 5.8%
BlackRock Institutional Money Market Trust(b) (j)	17,486,250	17,486,249

Registered Investment Companies – 1.1%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	1,610,268	1,610,268
BlackRock Provident Institutional Funds TempFund Portfolio (j)	1,610,268	1,610,268

		3,220,536

TOTAL SHORT-TERM INVESTMENTS (Cost $40,948,718)		40,948,718

Total Investments — 109.8% (Cost $310,533,672 (p))		331,138,878
Liabilities in Excess of Other Assets — (9.8%)		(29,660,863)

Net Assets — 100.0%		$301,478,015

The following abbreviation is used throughout the Schedule of Investments:

    ADR      American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or portion of security is on loan. The aggregate market value of such securities is $29,499,114; cash collateral of $30,744,035 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $311,324,059; accordingly, net unrealized appreciation on investments for federal income tax purposes was $19,814,819 (gross unrealized appreciation - $28,386,942; gross unrealized depreciation - $8,572,123). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Gabelli All-Cap Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 100.1%
COMMON STOCK
Aerospace – 1.0%
Curtiss-Wright Corp. (Class “B” Stock)	1,400	$78,960
General Dynamics Corp.	2,000	214,100
Northrop Grumman Corp.	7,400	399,452
Sequa Corp. (Class “A” Stock)*	13,000	674,050
Titan Corp.*	20,000	363,200

		1,729,762

Automobile Manufacturers – 1.9%
DaimlerChrysler AG (Germany)(a)	40,000	1,788,800
Navistar International Corp.*(a)	35,000	1,274,000
PACCAR, Inc.	4,500	325,755

		3,388,555

Automotive Parts – 3.2%
AutoNation, Inc.*(a)	40,000	757,600
BorgWarner, Inc.	27,000	1,314,360
Dana Corp.	95,000	1,215,050
Genuine Parts Co.(a)	50,000	2,174,500
Midas, Inc.*	10,000	228,300

		5,689,810

Beverages – 1.8%
Anheuser-Busch Cos., Inc.	7,000	331,730
Coca-Cola Co.	23,000	958,410
Coca-Cola Hellenic Bottling Co. SA [ADR] (Greece)	2,000	50,100
Fomento Economico Mexicano SA de CV [ADR] (Mexico)	34,000	1,820,700
Pernod Ricard SA (France)	500	69,805

		3,230,745

Broadcasting – 10.4%
Beasley Broadcast Group, Inc.*	7,500	133,350
Belo Corp. (Class “A” Stock)	10,000	241,400
Crown Media Holdings, Inc.*	58,000	522,580
Gray Television, Inc.	18,000	260,460
Grupo Televisa SA [ADR] (Brazil)	22,000	1,293,600
Liberty Corp. (The)	5,000	202,750
Liberty Media Corp. (Class “A” Stock)*(a)	360,000	3,733,199
Liberty Media Corp. (Class “B” Stock)*	500	5,295
Liberty Media International, Inc. (Class “A” Stock)*(a)	35,000	1,530,900
Liberty Media International, Inc. (Class “B” Stock)*	30	1,380
Lin TV Corp. (Class “A” Stock)*	28,000	474,040
Media General, Inc. (Class “A” Stock)	20,000	1,237,000
Mediaset SPA (Italy)	11,000	158,277
Meredith Corp.	6,000	280,500
Modern Times Group AB (Class “B” Stock) (Sweden)*	1,600	48,424
News Corp Inc., (Class “A” Stock)	192,166	3,251,449
News Corp Inc., (Class “B” Stock)	7,000	123,270
Paxson Communications Corp.*	55,000	37,950
Publishing & Broadcasting Ltd. (Australia)	12,000	142,629
Scripps, (E.W.) Co. (Class “A” Stock)	56,000	2,730,000
UnitedGlobalCom, Inc. (Class “A” Stock)*(a)	200,000	1,892,000
Young Broadcasting, Inc. (Class “A” Stock)*	25,000	216,000

		18,516,453

Building Materials – 0.7%
Bouygues SA (France)	1,750	69,371
CRH PLC (Ireland)	5,000	131,379

Skyline Corp.	17,000	654,331
Thomas Industries, Inc.	10,000	396,400

		1,251,481

Cable Television – 2.6%
Cablevision Systems New York Group (Class “A” Stock)*	100,000	2,805,000
Comcast Corp. (Class “A” Stock)*	15,000	506,700
DIRECTV Group, Inc. (The)*(a)	40,000	576,800
EchoStar Communications Corp. (Class “A” Stock)	25,000	731,250
Nippon Television Network Corp. (Japan)	400	62,520
PrimaCom AG [ADR] (Germany)*	14,400	40,320

		4,722,590

Chemicals – 2.5%
Albemarle Corp.	10,000	363,600
Dow Chemical Co.	12,000	598,200
DuPont, (E.I.) de Nemours & Co.	5,000	256,200
Great Lakes Chemical Corp.	25,000	803,000
Hercules, Inc.*	90,000	1,303,200
Sensient Technologies Corp.(a)	50,000	1,078,000

		4,402,200

Clothing & Apparel – 0.1%
Dior, (Christian) SA (France)	1,400	102,083
Swatch Group AG (Switzerland)	700	96,217

		198,300

Commercial Services
PHH Corp.*	1,390	30,399

Computer Services & Software – 0.3%
Microsoft Corp.	22,000	531,740

Conglomerates – 3.4%
Alleghany Corp.*	1,430	396,110
Cendant Corp.	22,800	468,312
Honeywell International, Inc.	107,000	3,981,470
ITT Industries, Inc.	14,000	1,263,360

		6,109,252

Construction – 0.5%
Fleetwood Enterprises, Inc.*	90,000	783,000
Sekisui House Ltd. (Japan)	6,000	64,068
Technip-Coflexip SA (France)	400	66,889

		913,957

Consumer Products & Services – 2.9%
Altadis SA (Spain)	3,000	122,694
Church and Dwight Co., Inc.	18,000	638,460
Clorox Co.	8,000	503,920
Energizer Holdings, Inc.*	34,000	2,033,200
Gallaher Group PLC [ADR] (Great Britain)	1,000	56,990
Mattel, Inc.	12,000	256,200
Procter & Gamble Co.	26,000	1,378,000
Rayovac Corp.*	2,000	83,200
Secom Co., Ltd. (Japan)	1,500	62,389

		5,135,053

Containers & Packaging – 0.2%
Greif, Inc. (Class “A” Stock)	4,000	278,720

Diversified Manufacturing Operations – 0.2%
General Electric Co.	9,000	324,540

Electronic Components & Equipment – 1.9%
Agere Systems, Inc. (Class “B” Stock)*	100,000	142,000
AMETEK, Inc.	15,000	603,750
CTS Corp.	35,000	455,000
Keyence Corp. (Japan)	400	92,661
Magnetek, Inc.*	22,000	117,260
Molex, Inc.	20,000	472,000
Thomas & Betts Corp.*	45,000	1,453,500
Tokyo Electron Ltd. (Japan)	800	45,584

		3,381,755

Entertainment & Leisure – 7.0%
Disney, (Walt) Co.	90,000	2,585,700
Dover Downs Gaming & Entertainment, Inc.	15,365	191,294

Dover Motorsports, Inc.	30,000	151,500
Gaylord Entertainment Co. (Class “A” Stock)*	16,000	646,400
Gemstar-TV Guide International, Inc.*	190,000	826,500
Greek Organization of Football Prognostics (Greece)	3,000	87,422
Hilton Group PLC (United Kingdom)	20,000	113,763
Kerzner International Ltd.*	4,000	244,920
MGM Mirage*	14,000	991,480
Pixar, Inc.*	100	9,755
Time Warner, Inc.*	195,000	3,422,250
Viacom, Inc.	38,000	1,331,520
Vivendi Universal SA [ADR] (France)(a)	63,500	1,943,100

		12,545,604

Environmental Services – 1.3%
Waste Management, Inc.	80,000	2,308,000

Financial - Bank & Trust – 2.2%
Bank of America Corp.	7,000	308,700
Bank of Ireland [ADR] (Ireland)	1,700	107,678
Bank of New York Co., Inc. (The)*	23,000	668,150
Deutsche Bank AG [ADR] (Germany)(a)	13,000	1,120,600
Lloyds TSB Group PLC (Great Britain)	6,000	54,198
UBS AG [ADR] (Germany)	1,600	135,040
Wilmington Trust Corp.	45,000	1,579,500

		3,973,866

Financial Services – 5.7%
American Express Co.(a)	96,000	4,931,520
BKF Capital Group, Inc.	7,000	280,070
Citigroup, Inc.	8,000	359,520
Countrywide Financial Corp.	8,998	292,075
Irish Life & Permanent PLC (Ireland)	4,000	71,037
J.P. Morgan Chase & Co.	13,500	467,100
Lehman Brothers Holdings, Inc.	4,000	376,640
Merrill Lynch & Co., Inc.	15,000	849,000
Nikko Securities Co. Ltd. (Japan)	15,000	74,979
PNC Financial Services Group	15,000	772,200
Price, (T. Rowe) Group, Inc.	30,000	1,781,400

		10,255,541

Food – 7.9%
Ajinomoto Co., Inc. (Japan)	5,000	60,990
Albertson’s, Inc.(a)	35,000	722,750
Archer-Daniels-Midland Co.(a)	140,000	3,441,200
Del Monte Foods Co.*	10,000	108,500
Diageo PLC [ADR] (Great Britain)	26,500	1,507,850
Flowers Foods, Inc.	52,000	1,466,920
General Mills, Inc.	45,000	2,211,750
Heinz, (H.J.) Co.	30,000	1,105,200
Kellogg Co.	5,000	216,350
Safeway, Inc.*	60,000	1,111,800
Weis Markets, Inc.	15,000	553,050
Wrigley, (Wm., Jr.) Co.	25,000	1,639,250

		14,145,610

Hotels & Motels – 0.2%
Hilton Hotels Corp.	15,000	335,250

Industrial Products – 4.2%
Cooper Industries Ltd. (Class “A” Stock)	50,000	3,576,000
Crane Co.(a)	65,000	1,871,350
Ingersoll-Rand Co., Ltd. (Class “A” Stock)	4,000	318,600
Myers Industries, Inc.	25,000	352,750
Precision Castparts Corp.	17,000	1,309,170

		7,427,870

Insurance – 1.1%
Allianz AG [ADR] (Germany)	4,000	50,880
American International Group, Inc.	7,000	387,869
Argonaut Group, Inc.*	13,000	275,860
Aviva PLC (United Kingdom)	5,000	60,000
Hartford Financial Services Group, Inc. (The)	5,000	342,800
Leucadia National Corp.	6,000	206,100
Riunione Adriatica di Sicurta SPA (Italy)	2,800	65,878
St. Paul Cos., Inc.(a)	5,501	202,052

Unipol SpA (Italy)	10,000	43,750
White Mountain Insurance Group	600	365,100

		2,000,289

Internet Services – 0.2%
Checkfree Corp.*	3,000	122,280
eBay, Inc.*(a)	400	14,904
InterActiveCorp*	6,000	133,620

		270,804

Machinery & Equipment – 1.8%
Deere & Co.	20,000	1,342,600
Flowserve Corp.*	16,000	413,920
Gencorp, Inc.	20,000	400,000
Thermo Electron Corp.*	39,000	986,310

		3,142,830

Medical Supplies & Equipment – 2.7%
Baxter International, Inc.	8,000	271,840
Bio-Rad Laboratories, Inc.*	1,000	48,710
DENTSPLY International, Inc.	3,000	163,230
ICU Medical, Inc.*	15,000	532,500
Inamed Corp.*	14,000	978,320
Invitrogen Corp.*	5,000	346,000
Owens & Minor, Inc.	15,000	407,250
Patterson Companies, Inc.*(a)	3,000	149,850
Schein, (Henry), Inc.*	18,000	645,120
Smith & Nephew PLC (Great Britain)	1,000	47,020
Straumann Holding AG (Germany)	320	69,295
Sybron Dental Specialties, Inc.*	27,000	969,300
Synthes, Inc. (Switzerland)	700	77,840
William Demant Holdings A.S (Denmark)*	1,000	49,936

		4,756,211

Metals & Mining – 0.8%
Alcan, Inc. (Canada)	7,000	265,440
Alcoa, Inc.	17,000	516,630
Harmony Gold Mining Co. [ADR] (South Africa)(a)	7,000	54,600
Newmont Mining Corp.	13,000	549,250
Novelis, Inc. (Canada)	800	17,536

		1,403,456

Oil & Gas – 5.9%
Baker Hughes, Inc.	8,200	364,818
Burlington Resources, Inc.	43,000	2,153,010
ConocoPhillips	18,563	2,001,834
Devon Energy Corp.	28,000	1,337,000
El Paso Corp.	30,000	317,400
Eni SpA [ADR] (Italy)(a)	1,000	130,160
ENSCO International, Inc.	4,000	150,640
Equitable Resources, Inc.	5,000	287,200
Halliburton Co.(a)	7,000	302,750
Kerr-McGee Corp.(a)	18,000	1,409,940
National Fuel Gas Co.	18,000	514,620
ONEOK, Inc.(a)	30,000	924,600
Petroleo Brasileiro SA (Brazil)(a)	1,000	44,180
Questar Corp.	8,000	474,000
Total SA [ADR] (France)(a)	1,100	128,953

		10,541,105

Paper & Forest Products – 0.1%
International Paper Co.	5,000	183,950

Pharmaceuticals – 1.6%
AstraZeneca PLC [ADR] (United Kingdom)	1,200	47,436
Bristol-Meyers Squibb Co.	18,000	458,280
GlaxoSmithKline PLC [ADR] (United Kingdom)	1,500	68,880
Merck & Co., Inc.	10,000	323,700
Novartis AG [ADR] (Switzerland)	2,300	107,594
Pfizer, Inc.	43,000	1,129,609
Roche Holding AG (Switzerland)	900	96,468
Sanofi-Sythelabo SA [ADR](a)	2,575	109,026
Takeda Chemical Industries Ltd. (Japan)	1,500	71,482
Wyeth	10,000	421,800

		2,834,275

Printing & Publishing – 4.7%
Knight-Ridder, Inc.	14,000	941,500
McGraw-Hill Cos., Inc.	4,000	349,000
Pearson PLC [ADR] (Great Britain)	5,300	64,978
PRIMEDIA, Inc.*	40,000	174,000
Pulitzer, Inc.	30,000	1,911,900
Readers Digest Association, Inc.	18,000	311,580
Tribune Co.	80,000	3,189,600
Washington Post Co. (Class “B” Stock)	1,700	1,519,800

		8,462,358

Real Estate
Cheung Kong Holdings Ltd. (Hong Kong)	5,000	44,394

Retail & Merchandising – 1.1%
Big 5 Sporting Goods Corp.	5,000	123,500
Compagnie Financiere Richemont AG (Switzerland)	3,700	116,162
Matsumotokiyoshi Co. Ltd. (Japan)	2,100	62,277
Neiman Marcus Group, Inc. (Class “A” Stock)(a)	16,000	1,464,160
Tiffany & Co.	5,000	172,600

		1,938,699

Semiconductors – 1.1%
Applied Materials, Inc.	18,000	292,500
Freescale Semiconductor, Inc. (Class “B” Stock)*(a)	10,000	172,500
Rohm Co. Ltd. (Japan)	600	57,913
Texas Instruments, Inc.(a)	57,000	1,452,930

		1,975,843

Telecommunications – 9.8%
BCE, Inc.	15,000	374,850
BT Group PLC [ADR] (Great Britain)	15,000	584,100
CenturyTel, Inc.	46,000	1,510,640
Cincinnati Bell, Inc.*	130,000	552,500
Commonwealth Telephone Enterprises,	14,490	683,059
Corning, Inc.*	180,000	2,003,400
France Telecom SA [ADR] (France)	1,000	29,870
Ito-Yokado Co. Ltd. (Japan)	2,000	79,828
KDDI Corp. (Japan)	16	79,232
Lucent Technologies, Inc.*(a)	150,000	412,500
Motorola, Inc.	95,000	1,422,150
Nextel Communications, Inc. (Class “A” Stock)*	8,000	227,360
Nextel Partners, Inc. (Class “A” Stock)*(a)	15,000	329,400
Nortel Networks Corp. (Canada)*	130,000	354,900
O2 PLC (Great Britain)*	550,000	1,239,441
Price Communications Corp.*	31,500	551,250
Qualcomm, Inc.*	2,000	73,300
Qwest Communications International,	280,000	1,036,000
Sprint Corp.(a)	95,000	2,161,250
Telecom Italia SPA (Italy)	25,000	94,791
Telefonica Moviles SA (Spain)	7,700	91,231
Telephone & Data Systems, Inc.	16,000	1,305,600
United States Cellular Corp.*	40,000	1,825,200
Vodafone Group PLC [ADR] (United Kingdom)	4,000	106,240
Western Wireless Corp. (Class “A” Stock)*	10,000	379,600

		17,507,692

Utilities – 7.1%
AES Corp.*	25,500	417,690
Allegheny Energy, Inc.*(a)	95,000	1,962,700
Aquila, Inc.*	80,000	306,400
CH Energy Group, Inc.	7,000	319,900
Cinergy Corp.	36,000	1,458,720
Constellation Energy Group, Inc.	30,000	1,551,000
DPL, Inc.	17,000	425,000
Duquesne Light Holdings, Inc.	30,000	537,600
El Paso Electric Co.*	37,000	703,000
Great Plains Energy, Inc.	40,000	1,223,200

Mirant Corp.*(a)	200,000	57,000
Northeast Utilities	65,000	1,252,550
PPL Corp.	1,000	53,990
Sierra Pacific Resources*	30,000	322,500
Teco Energy, Inc.	35,000	548,800
Unisource Energy Corp.	20,000	619,400
Wisconsin Energy Corp.	18,000	639,000
Xcel Energy, Inc.(a)	15,000	257,700

		12,656,150

TOTAL LONG-TERM INVESTMENTS (Cost $139,454,823)		178,545,109

	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS – 16.0%
Certificate of Deposit – 0.8%
Eurohypo AG	$1,365	1,364,543

2.78%, 04/18/05 (b)
Commercial Paper – 1.8%
Countrywide Home Loans	196	196,048
2.816%, 04/27/05 (b)
Liberty Funding Corp.	716	714,732
2.80%, 04/22/05 (b)
Nordeutsche Landesbank	40	40,331
2.805%, 04/18/05 (b)
Skandinaviska Enskilda Banken	2,185	2,185,157

2.80%, 04/17/05 (b) (c)
		3,136,268

Corporate Obligations – 5.7%
Goldman Sachs Group, Inc.	2,060	2,060,092
2.955%, 04/01/05 (b)(c)
Merrill Lynch & Co., Inc.	423	423,095
2.975%, 04/01/05 (b)
Morgan Stanley	3,428	3,428,188
2.82%, 04/01/05 (b)(c)
Natexis Banque NY	1,461	1,460,730
2.925%, 04/01/05 (b) (c)
Sedna Finance Corp.	2,854	2,853,828

2.78%, 04/15/05 (b)(c)
		10,225,933

Time Deposits – 1.5%
Chase Manhattan Bank	2,197	2,197,349
2.843%, 04/01/05 (b)
Societe Generale NY	452	452,221

2.875%, 04/01/05 (b)
		2,649,570

	Shares
Non-Registered Investment Company – 6.2%
BlackRock Institutional Money Market Trust(b) (j)	11,255,484	11,255,485

Registered Investment Companies
BlackRock Provident Institutional Funds TempCash Portfolio (j)	5,298	5,298
BlackRock Provident Institutional Funds TempFund Portfolio (j)	5,298	5,298

		10,596

TOTAL SHORT- TERM INVESTMENTS (Cost $28,642,395)		28,642,395

Total Investments — 116.1% (Cost $168,097,218 (p))		207,187,504
Liabilities in Excess of Other Assets — (16.1%)		(28,705,257)

Net Assets — 100.0%		$178,482,247

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $27,350,787; cash collateral of $28,631,799 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $171,555,008; accordingly, net unrealized appreciation on investments for federal income tax purposes was $35,632,496 (gross unrealized appreciation - $40,132,868; gross unrealized depreciation - $4,500,372). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST T. Rowe Price Natural Resources Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 97.8%
COMMON STOCK
Building & Real Estate – 2.9%
AMB Property Corp. [REIT]	36,100	$1,364,580
Archstone Smith Trust [REIT]	32,500	1,108,575
Boston Properties, Inc. [REIT]	18,700	1,126,301
Camden Property Trust [REIT]	22,700	1,067,581
Catellus Development Corp. [REIT]	40,985	1,092,250
Duke-Weeks Realty Corp. [REIT]	36,030	1,075,496
Saint Joe Corp.	20,300	1,366,190

		8,200,973

Chemicals – 7.2%
Dow Chemical Co.	72,000	3,589,200
DuPont, (E.I.) de Nemours & Co.	55,500	2,843,820
Lyondell Chemical Co.	111,390	3,110,009
Nova Chemicals Corp. (Canada)	40,000	1,718,000
Potash Corp. of Saskatchewan, Inc. (Canada)	71,000	6,213,210
The Mosaic Co.*(a)	168,500	2,874,610

		20,348,849

Containers & Packaging – 1.5%
Packaging Corp. of America(a)	92,400	2,244,396
Smurfit-Stone Container Corp.*(a)	135,862	2,101,785

		4,346,181

Diversified Metals – 5.7%
Companhia Vale Do Rio Doce [ADR] (Brazil)	143,600	4,539,196
Inco Ltd. (Canada)*	135,900	5,408,820
Nucor Corp.(a)	106,500	6,130,140

		16,078,156

Energy Services – 1.7%
Massey Energy Co.	38,000	1,521,520
Peabody Energy Corp.	43,200	2,002,752
W-H Energy Services, Inc.*	51,800	1,239,574

		4,763,846

Exploration & Production – 6.5%
Devon Energy Corp.	153,414	7,325,519
Encore Acquisition Co.*	45,800	1,891,540
Murphy Oil Corp.	88,300	8,717,859
Nexen, Inc. (Canada)	8,000	439,440

		18,374,358

Farming & Agriculture – 0.5%
Delta and Pine Land Co.	52,100	1,406,700

Gas Transmission & Distribution – 0.3%
Gazprom [ADR] (Russia)144A(cost $619,487; purchased 07/02/03 - 02/22/05)(a)(g)	28,000	943,600

Integrated Petroleum – 18.2%
Amerada Hess Corp.(a)	41,100	3,954,231
Baker Hughes, Inc.	144,700	6,437,703
BP PLC [ADR] (United Kingdom)	119,500	7,456,800
ChevronTexaco Corp.	62,856	3,665,133
ENI Co. SPA [ADR] (Italy)(a)	30,900	4,021,944
Exxon Mobil Corp.	150,100	8,945,960
Lukoil [ADR] (Russia)	8,600	1,164,440
Marathon Oil Corp.(a)	46,900	2,200,548
Royal Dutch Petroleum Co.	121,300	7,282,852
Total Fina SA [ADR] (France)(a)	50,700	5,943,561

		51,073,172

Machinery & Equipment – 6.1%
Bucyrus International, Inc. (Class “A”)	27,600	1,078,056

Caterpillar, Inc.	14,300	1,307,592
Cooper Cameron Corp.*	68,500	3,918,885
Deere & Co.	66,800	4,484,284
Grant Prideco, Inc.*	77,800	1,879,648
Hydril Co.*	46,600	2,721,906
Joy Global, Inc.	13,700	480,322
Terex Corp.*	32,500	1,407,250

		17,277,943

Metals & Mining – 13.0%
Alcoa, Inc.	81,184	2,467,182
Arch Coal, Inc.(a)	106,900	4,597,769
BHP Billiton Ltd. (Australia)	571,900	7,892,814
Harmony Gold Mining Co. Ltd. [ADR] (South Africa)(a)	235,800	1,839,240
JSC MMC Norilsk Nickel [ADR] (Russia)	27,400	1,598,790
Newmont Mining Corp.	185,526	7,838,473
Rio Tinto PLC (United Kingdom)	135,600	4,384,444
Teck Cominco Ltd. (Class “B” Stock) (Canada)*	158,700	5,883,009

		36,501,721

Non-Ferrous Metals – 0.7%
Phelps Dodge Corp.	18,600	1,892,178

Oil & Gas – 12.3%
Bill Barrett Corp.*	17,700	511,707
Diamond Offshore Drilling, Inc.(a)	149,700	7,470,030
GlobalSantaFe Corp.(a)	58,000	2,148,320
Helmerich & Payne, Inc.	13,800	547,722
Nabors Industries Ltd.*	22,600	1,336,564
Petroleo Brasileiro SA [ADR] (Brazil)	39,200	1,508,024
Premcor, Inc.	33,600	2,005,248
Schlumberger Ltd.	67,200	4,736,256
Statoil ASA (Norway)	269,900	4,600,096
Tidewater, Inc.(a)	21,600	839,376
Transocean, Inc.*	134,300	6,911,078
Williams Companies, Inc.	115,100	2,165,031

		34,779,452

Paper & Forest Products – 6.1%
Abitibi-Consolidated, Inc. (Canada)	280,300	1,297,789
Bowater, Inc.	59,500	2,241,365
International Paper Co.	109,600	4,032,184
Kimberly-Clark Corp.	40,300	2,648,919
MeadWestvaco Corp.	78,200	2,488,324
Neenah Paper, Inc.	1,166	39,201
Potlatch Corp.(a)	42,700	2,009,889
Weyerhaeuser Co.	37,600	2,575,600

		17,333,271

Petroleum Exploration & Production – 12.1%
Anadarko Petroleum Corp.	26,900	2,047,090
BG Group PLC (United Kingdom)	298,800	2,322,155
BJ Services Co.	87,300	4,529,124
Burlington Resources, Inc.	85,100	4,260,957
Canadian Natural Resources Ltd. (Canada)	75,300	4,278,546
ConocoPhillips	66,039	7,121,646
FMC Technologies, Inc.*	38,400	1,274,112
Noble Corp.*	54,400	3,057,824
Pioneer Natural Resouces Co.	18,400	786,048
Smith International, Inc.	63,200	3,964,536
XTO Energy, Inc.	14,876	488,528

		34,130,566

Precious Metals – 2.1%
Anglo American (South Africa)	20,000	749,208
Impala Platinum Holdings, Ltd. (South Africa)	11,800	991,740
Meridian Gold, Inc.*	125,600	2,115,103
Placer Dome, Inc. (Canada)	122,000	1,978,840

		5,834,891

Railroads – 0.9%
Burlington Northern Santa Fe Corp.	31,800	1,714,974
Union Pacific Corp.	11,300	787,610

		2,502,584

TOTAL LONG-TERM INVESTMENTS (Cost $217,130,753)		275,788,441

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 11.5%
Commercial Paper – 3.9%
Dexia Delaware LLC
2.67%, 04/19/05	$5,000	4,993,325
Fairway Finance Corp.
2.74%, 04/12/05 (cost $1,998,326; purchased 03/14/05)(g)(h)	2,000	1,998,326
Liberty Funding Corp.
2.80%, 04/22/05 (b)	76	76,011
Skandinaviska Enskilda Banken
2.80%, 04/17/05 (b)(c)	3,032	3,031,683
Thames Asset Global Securities
2.80%, 04/20/05 (b)	895	892,967

		10,992,312

Corporate Obligations – 1.3%
Bank of America NA
2.80%, 04/01/05 (b)(c)	2,103	2,102,848
Merrill Lynch & Co., Inc.
2.975%, 04/01/05 (b)	612	611,580
Sedna Finance Corp.
2.78%, 04/15/05 (b)(c)	936	936,389

		3,650,817

Time Deposits – 1.1%
Chase Manhattan Bank
2.843%, 04/01/05 (b)	2,536	2,535,666
Societe Generale NY
2.875%, 04/01/05 (b)	654	653,681

		3,189,347

	Shares
Non-Registered Investment Company – 5.2%
BlackRock Institutional Money Market Trust(b)(j)	14,643,470	14,643,471

Registered Investment Company
BlackRock Provident Institutional Funds TempCash Portfolio(j)	15,449	15,449

TOTAL SHORT-TERM INVESTMENTS (Cost $32,491,396)		32,491,396

Total Investments — 109.3% (Cost $249,622,149 (p))		308,279,837
Liabilities in Excess of Other Assets — (9.3%)		(26,306,680)

Net Assets — 100.0%		$281,973,157

The following abbreviations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or portion of security is on loan. The aggregate market value of such securities is $25,116,456; cash collateral of $25,484,296 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $2,617,813. The aggregate value, $2,941,926 represents 1.04% of net assets.

(h)	Indicates a restricted security; the aggregate cost of the restricted securities is $1,998,326. The aggregate value, $1,998,326 is approximately 0.71% of net assets.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $252,320,911; accordingly, net unrealized appreciation on investments for federal income tax purposes was $55,958,926 (gross unrealized appreciation - $57,884,522; gross unrealized depreciation - $1,925,596). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST AllianceBernstein Large Cap Growth Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCK
Broadcasting – 1.9%
Scripps, (E.W.) Co. (Class “A” Stock)	77,300	$3,768,375
XM Satellite Radio Holdings, Inc.*(a)	18,900	595,350

		4,363,725

Computer Hardware – 7.7%
Apple Computer, Inc.*(a)	114,100	4,754,547
Dell, Inc.*	255,100	9,800,942
Network Appliance, Inc.*	116,400	3,219,624

		17,775,113

Computer Services & Software – 3.6%
Electronic Arts, Inc.*(a)	116,800	6,047,904
Microsoft Corp.	96,100	2,322,737

		8,370,641

Conglomerates – 0.8%
Tyco International Ltd.(a)	52,100	1,760,980

Construction – 1.5%
Lennar Corp. (Class “A” Stock)	19,300	1,093,924
Pulte Corp.	33,500	2,466,605

		3,560,529

Consumer Products & Services – 4.0%
Avon Products, Inc.	117,100	5,028,274
Colgate-Palmolive Co.	26,900	1,403,373
Procter & Gamble Co.(a)	51,300	2,718,900

		9,150,547

Electronic Components & Equipment – 2.6%
General Electric Co.	166,600	6,007,596

Entertainment & Leisure – 2.3%
Carnival Corp.(a)	100,900	5,227,629

Financial Services – 10.8%
Chicago Mercantile Exchange (The)	3,500	679,105
Citigroup, Inc.	116,200	5,222,028
Franklin Resources, Inc.	46,500	3,192,225
Goldman Sachs Group, Inc.	22,000	2,419,780
Legg Mason, Inc.(a)	35,100	2,742,714
MBNA Corp.	184,100	4,519,655
Merrill Lynch & Co., Inc.	41,200	2,331,920
Schwab, (Charles) Corp.	348,300	3,660,633

		24,768,060

Healthcare Services – 2.9%
Caremark Rx, Inc.*	46,800	1,861,704
UnitedHealth Group, Inc.	49,900	4,759,462

		6,621,166

Insurance – 7.8%
ACE Ltd.	74,400	3,070,488
AFLAC, Inc.	79,500	2,962,170
American International Group, Inc.	151,500	8,394,615
WellPoint, Inc.*	29,100	3,647,685

		18,074,958

Internet Services – 14.3%
eBay, Inc.*	257,900	9,609,354
Google, Inc. (Class “A” Stock)*	30,100	5,433,351
Juniper Networks, Inc.*(a)	275,000	6,066,500
Yahoo!, Inc.*(a)	343,300	11,637,870

		32,747,075

Medical Supplies & Equipment – 9.2%
Alcon, Inc. (Switzerland)	58,700	5,241,323
Amgen, Inc.*	108,800	6,333,248
St. Jude Medical, Inc.*	161,800	5,824,800

Zimmer Holdings, Inc.*	47,800	3,719,318

		21,118,689

Oil & Gas – 6.1%
Baker Hughes, Inc.	9,100	404,859
Halliburton Co.	163,200	7,058,400
Nabors Industries Ltd.*	88,800	5,251,632
Patina Oil & Gas Corp.	36,100	1,444,000

		14,158,891

Pharmaceuticals – 3.4%
Genentech, Inc.*	52,800	2,989,008
Teva Pharmaceutical Industries Ltd. [ADR] (Israel)	159,700	4,950,700

		7,939,708

Restaurants – 1.0%
Starbucks Corp.*	46,300	2,391,858

Retail & Merchandising – 5.8%
Lowe’s Cos., Inc.	107,400	6,131,466
Target Corp.	103,800	5,192,076
Whole Foods Market, Inc.	19,000	1,940,470

		13,264,012

Semiconductors – 6.6%
Advanced Micro Devices, Inc.*	39,000	628,680
Broadcom Corp. (Class “A” Stock)*	173,600	5,194,112
Marvell Technology Group Ltd.*	182,400	6,993,216
Taiwan Semiconductor Manufacturing Co. Ltd. [ADR] (Taiwan)	273,700	2,320,976

		15,136,984

Telecommunications – 7.5%
Corning, Inc.*	663,400	7,383,642
Qualcomm, Inc.*	236,800	8,678,720
Research in Motion Ltd. (Canada)*(a)	17,500	1,337,350

		17,399,712

TOTAL LONG-TERM INVESTMENTS (Cost $213,635,077)		229,837,873

	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS – 7.6%
Certificate of Deposit
Banco Santander PR
2.72%, 04/07/05 (b) (c)	$3	3,124

Commercial Paper – 0.6%
Nordeutsche Landesbank
2.805%, 04/18/05 (b)	967	965,445
Skandinaviska Enskilda Banken
2.80%, 04/17/05 (b) (c)	351	351,334

		1,316,779

Corporate Obligations – 2.5%
Lehman Brothers
2.935%, 04/01/05 (b)(c)	1,730	1,730,463
Merrill Lynch & Co., Inc.
2.975%, 04/01/05 (b)	352	352,178
Natexis Banque NY
2.925%, 04/01/05 (b) (c)	3,629	3,628,989

		5,711,630

Time Deposits – 0.9%
Chase Manhattan Bank
2.843%, 04/01/05 (b)	1,768	1,768,483
Societe Generale NY
2.875%, 04/01/05 (b)	376	376,422

		2,144,905

	Shares
Non-Registered Investment Company – 3.6%
BlackRock Institutional Money Market Trust(b) (j)	8,432,434	8,432,434

TOTAL SHORT-TERM INVESTMENTS (Cost $17,608,872)		17,608,872

Total Investments — 107.4% (Cost $231,243,949 (p))		247,446,745
Liabilities in Excess of Other Assets — (7.4%)		(16,945,677)

Net Assets — 100.0%		$230,501,068

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $16,896,726; cash collateral of $17,608,872 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $234,193,710; accordingly, net unrealized appreciation on investments for federal income tax purposes was $13,253,035 (gross unrealized appreciation - $17,960,334; gross unrealized depreciation - $4,707,299). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST MFS Growth Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 96.0%
COMMON STOCK
Aerospace – 1.3%
Northrop Grumman Corp.	51,360	$2,772,413
United Technologies Corp.	38,200	3,883,412

		6,655,825

Beverages – 1.9%
PepsiCo, Inc.	189,460	10,047,064

Broadcasting – 1.0%
Grupo Televisa SA [ADR] (Brazil)	41,110	2,417,268
Univision Communications, Inc. (Class “A” Stock)*	94,210	2,608,675

		5,025,943

Business Services – 1.0%
Accenture Ltd. (Class “A” Stock)*	220,700	5,329,905

Cable Television – 1.0%
Comcast Corp. (Class “A” Stock)*	150,522	5,084,633

Chemicals – 0.7%
Praxair, Inc.	54,500	2,608,370
Waters Corp.*	31,890	1,141,343

		3,749,713

Clothing & Apparel – 0.5%
NIKE, Inc. (Class “B” Stock)	31,020	2,584,276
Computer Hardware – 2.0%
Apple Computer, Inc.*(a)	24,420	1,017,581
Dell, Inc.*	239,920	9,217,727
Network Appliance, Inc.*	9,400	260,004

		10,495,312

Computer Services & Software – 13.4%
Cerner Corp.*	19,900	1,044,949
Cisco Systems, Inc.*	936,300	16,750,406
Computer Associates International, Inc.	29	786
Electronic Arts, Inc.*(a)	151,200	7,829,136
EMC Corp.*	555,550	6,844,376
Mercury Interactive Corp.*(a)	69,110	3,274,432
Microsoft Corp.	650,110	15,713,158
Oracle Corp.*	838,850	10,468,848
Symantec Corp.*	406,690	8,674,698

		70,600,789

Conglomerates – 3.5%
3M Co.	50,690	4,343,626
General Electric Co.	180,830	6,520,730
Textron, Inc.	13,800	1,029,756
Tyco International Ltd.(a)	187,370	6,333,106

		18,227,218

Consumer Products & Services – 4.8%
Avon Products, Inc.	71,800	3,083,092
Colgate-Palmolive Co.	77,200	4,027,524
Gillette Co.	67,120	3,388,218
Procter & Gamble Co.	181,580	9,623,739
Reckitt Benckiser PLC (United Kingdom)	154,680	4,916,601

		25,039,174

Electronic Components & Equipment – 0.3%
Garmin Ltd.(a)	10,900	504,888
Symbol Technologies, Inc.	91,030	1,319,025

		1,823,913

Entertainment & Leisure – 5.4%
Carnival Corp.(a)	149,260	7,733,161
Disney, (Walt) Co.	254,820	7,320,979
Harley-Davidson, Inc.(a)	150,030	8,665,732
Time Warner, Inc.*	263,010	4,615,826

		28,335,698

Farming & Agriculture – 1.4%
Monsanto Co.	116,190	7,494,255

Financial Services – 4.4%
American Express Co.(a)	50,909	2,615,195
Countrywide Financial Corp.	56,280	1,826,849
Goldman Sachs Group, Inc.	60,260	6,627,997
Legg Mason, Inc.(a)	32,880	2,569,243
SLM Corp.(a)	183,960	9,168,567

		22,807,851

Food – 0.3%
Groupe Danone (France)	13,500	1,343,123

Healthcare Services – 0.3%
Caremark Rx, Inc.*	34,320	1,365,250

Industrial Products – 0.7%
Illinois Tool Works, Inc.	43,280	3,874,858

Insurance – 3.4%
AFLAC, Inc.	41,480	1,545,545
American International Group, Inc.	114,320	6,334,471
WellPoint, Inc.*	80,650	10,109,478

		17,989,494

Internet Services – 1.5%
eBay, Inc.*(a)	21,000	782,460
Juniper Networks, Inc.*	24,900	549,294
Yahoo!, Inc.*(a)	199,020	6,746,778

		8,078,532

Machinery & Equipment – 1.4%
Caterpillar, Inc.	19,270	1,762,049
Danaher Corp.(a)	64,410	3,440,138
Grainger (W.W.), Inc.	32,890	2,048,060

		7,250,247

Medical Supplies & Equipment – 11.1%
Abbott Laboratories	254,320	11,856,398
Amgen, Inc.*	136,800	7,963,128
Beckman Coulter, Inc.	19,030	1,264,544
Boston Scientific Corp.*	71,560	2,095,992
Fisher Scientific International, Inc.*	129,890	7,393,339
Genzyme Corp.*	184,150	10,540,746
Guidant Corp.	27,790	2,053,681
Medtronic, Inc.(a)	187,500	9,553,125
St. Jude Medical, Inc.*	70,320	2,531,520
Zimmer Holdings, Inc.*	38,000	2,956,780

		58,209,253

Metals & Mining – 0.3%
Companhia Vale Do Rio Doce	43,070	1,361,443

Oil & Gas – 2.4%
EOG Resources, Inc.	56,920	2,774,281
GlobalSantaFe Corp.	71,790	2,659,102
Halliburton Co.	160,150	6,926,487

		12,359,870

Pharmaceuticals – 11.6%
Biogen Idec, Inc.*	47,800	1,649,578
Celgene Corp.*	39,510	1,345,316
Genentech, Inc.*(a)	39,250	2,221,943
Gilead Sciences, Inc.*	147,790	5,290,882
ImClone Systems, Inc.*	47,340	1,633,230
Johnson & Johnson	294,528	19,780,499
Lilly, (Eli) & Co.	81,420	4,241,982
Roche Holding AG (Switzerland)	62,430	6,691,632
Sanofi-Synthelabo SA (France)	13,200	1,113,076
Teva Pharmaceutical Industries Ltd. [ADR] (Israel)	71,400	2,213,400
Wyeth	348,260	14,689,606

		60,871,144

Printing & Publishing – 0.4%
McGraw-Hill Cos., Inc.	24,150	2,107,088

Railroads – 0.5%
Burlington Northern Santa Fe Corp.	50,880	2,743,958

Restaurants – 0.9%
Outback Steakhouse, Inc.	59,750	2,735,952
Yum! Brands, Inc.	36,150	1,872,932

		4,608,884

Retail & Merchandising – 9.4%
Abercrombie & Fitch Co.	41,200	2,358,288
Best Buy Co., Inc.	19,700	1,063,997
CVS Corp.	187,830	9,883,615
Kohl’s Corp.*	97,190	5,017,920
Lowe’s Cos., Inc.	153,840	8,782,726
PETsMART, Inc.(a)	56,440	1,622,650
Staples, Inc.(a)	68,050	2,138,812
Target Corp.	156,250	7,815,625
Wal-Mart Stores, Inc.	205,610	10,303,116

		48,986,749

Semiconductors – 3.7%
Analog Devices, Inc.	214,100	7,737,573
KLA-Tencor Corp.(a)	33,220	1,528,452
Marvell Technology Group Ltd.*	117,700	4,512,618
Taiwan Semiconductor Manufacturing Co. Ltd. [ADR] (Taiwan)	156,400	1,326,272
Texas Instruments, Inc.(a)	61,130	1,558,204
Xilinx, Inc.(a)	86,650	2,532,780

		19,195,899

Telecommunications – 4.5%
Amdocs Ltd.*	225,470	6,403,347
America Movil SA de CV (Class “L” Stock) [ADR] (Mexico)	30,090	1,552,644
Corning, Inc.*	412,020	4,585,783
QUALCOMM, Inc.*(a)	170,210	6,238,197
Sprint Corp.	119,420	2,716,805
Vodafone Group PLC (United Kingdom)	685,540	1,820,178

		23,316,954

Transportation – 1.0%
FedEx Corp.	55,040	5,171,008

TOTAL LONG-TERM INVESTMENTS (Cost $484,669,267)		502,135,323

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 9.2%
Certificates of Deposit – 0.7%
Banco Santander PR
2.72%, 04/07/05 (b)(c)	$35	35,436
Eurohypo AG
2.78%, 04/18/05 (b)	1,830	1,830,474
Fortis Bank
2.055%, 06/08/05 (b)	62	62,009
Fortis Bank NY
1.775%, 06/06/05 (b)	1,502	1,502,148

		3,430,067

Commercial Paper – 3.1%
Gillette Co.
2.82%, 04/01/05	13,751	13,751,001
Skandinaviska Enskilda Banken
2.80%, 04/17/05 (b)(c)	1,879	1,878,556
Thames Asset Global Securities
2.80%, 04/20/05 (b)	1,338	1,334,620

		16,964,177

Corporate Obligations – 2.6%
Falcon Asset Securitization
2.77%, 04/15/05 (b)	3,170	3,162,437
Goldman Sachs Group, Inc.
2.955%, 04/01/05 (b)(c)	1,235	1,235,388
Lehman Brothers
2.935%, 04/01/05 (b)(c)	6,223	6,223,358
Merrill Lynch & Co., Inc
2.975%, 04/01/05 (b)	442	441,816

Natexis Banque NY
2.925%, 04/01/05 (b)(c)	716	716,176
Nordeutsche Landesbank
2.805%, 04/18/05 (b)	1,577	1,573,718

		13,352,893

Time Deposit – 0.6%
Chase Manhattan Bank	2,701	2,701,391
2.843%, 04/01/05 (b)
Societe Generale NY
2.875%, 04/01/05 (b)	472	472,231

		3,173,622

	Shares
Non-Registered Investment Company – 2.2%
BlackRock Institutional Money Market Trust (b)(j)	11,333,218	11,333,218

TOTAL SHORT-TERM INVESTMENTS (Cost $48,253,977)		48,253,977

Total Investments — 105.2% (Cost $532,923,244 (p))		550,389,300
Liabilities in Excess of Other Assets — (5.2%)		(26,985,600)

Net Assets — 100.0%		$523,403,700

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $33,176,669; cash collateral of $34,502,977 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $549,620,337; accordingly, net unrealized appreciation on investments for federal income tax purposes was $768,963 (gross unrealized appreciation - $11,584,207; gross unrealized depreciation - $10,815,244). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Marsico Capital Growth Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 98.8%
COMMON STOCK
Aerospace – 4.9%
General Dynamics Corp.	324,357	$34,722,417
Lockheed Martin Corp.(a)	575,100	35,115,606
United Technologies Corp.	456,527	46,410,535

		116,248,558

Beverages – 0.7%
PepsiCo, Inc.	301,496	15,988,333

Clothing & Apparel – 2.1%
NIKE, Inc. (Class “B” Stock)	584,390	48,685,531

Computer Hardware – 2.8%
Dell, Inc.*	1,741,845	66,921,685

Computer Services & Software – 2.4%
Electronic Arts, Inc.*(a)	1,113,678	57,666,247

Construction – 4.7%
KB Home	236,078	27,729,722
Lennar Corp. (Class “A” Stock)(a)	661,424	37,489,512
Lennar Corp. (Class “B” Stock)	36,910	1,945,526
MDC Holdings, Inc.	369,983	25,769,316
Toll Brothers, Inc.*(a)	228,001	17,977,879

		110,911,955

Consumer Products & Services – 5.2%
Johnson & Johnson	553,352	37,163,120
Procter & Gamble Co.(a)	1,620,419	85,882,207

		123,045,327

Electronic Components & Equipment – 5.5%
General Electric Co.	3,145,171	113,414,866
Harman International Industries, Inc.	106,823	9,449,563
Sony Corp.	184,189	7,371,244

		130,235,673

Entertainment & Leisure – 5.7%
Harley-Davidson, Inc.(a)	152,047	8,782,235
Pixar*	121,420	11,844,521
Royal Caribbean Cruises Ltd.(a)	756,843	33,823,314
Wynn Resorts Ltd.*(a)	1,185,639	80,315,185

		134,765,255

Financial - Bank & Trust – 3.1%
UBS AG [ADR] (Switzerland)(a)	736,175	62,133,170
UCBH Holdings, Inc.	262,059	10,456,154

		72,589,324

Financial Services – 11.6%
Chicago Mercantile Exchange Holding, Inc.(a)	136,917	26,566,006
Citigroup, Inc.	826,693	37,151,583
Countrywide Financial Corp.	1,887,352	61,263,446
Goldman Sachs Group, Inc.(a)	505,987	55,653,510
SLM Corp.	1,836,451	91,528,719

		272,163,264

Healthcare Services – 9.7%
PacifiCare Health Systems, Inc.*	168,709	9,602,916
Quest Diagnostics, Inc.(a)	304,040	31,963,725
UnitedHealth Group, Inc.(a)	1,955,986	186,561,946

		228,128,587

Hotels & Motels – 2.8%
Four Seasons Hotels, Inc. (Canada)(a)	545,714	38,581,979
MGM Mirage, Inc.*(a)	378,936	26,836,248

		65,418,227

Insurance – 0.9%
Aetna, Inc.(a)	115,392	8,648,630
Wellpoint Inc.*	101,163	12,680,782

		21,329,412

Machinery & Equipment – 2.6%
Caterpillar, Inc.	670,328	61,294,792

Medical Supplies & Equipment – 6.0%
Medtronic, Inc.	707,551	36,049,723
St. Jude Medical, Inc.*	1,062,542	38,251,512
Zimmer Holdings, Inc.*(a)	861,471	67,031,059

		141,332,294

Oil & Gas – 3.9%
Exxon Mobil Corp.	1,073,231	63,964,567
Schlumberger Ltd.	386,562	27,244,890

		91,209,457

Pharmaceuticals – 5.6%
Genentech, Inc.*(a)	1,839,001	104,105,846
Pfizer, Inc.	1,024,581	26,915,743

		131,021,589

Real Estate – 0.9%
St. Joe Co. (The)	323,568	21,776,126

Restaurants – 3.5%
Starbucks Corp.*(a)	661,628	34,179,702
Yum! Brands, Inc.	909,460	47,119,123

		81,298,825

Retail & Merchandising – 6.2%
CVS Corp.(a)	434,143	22,844,605
Lowe’s Cos., Inc.(a)	1,194,310	68,183,158
Target Corp.	618,546	30,939,671
Walgreen Co.(a)	532,627	23,659,291

		145,626,725

Telecommunications – 3.4%
QUALCOMM, Inc.*	2,173,688	79,665,665

Transportation – 3.6%
FedEx Corp.	904,705	84,997,035

Utilities – 1.0%
TXU Corp.	295,048	23,494,672

TOTAL LONG-TERM INVESTMENTS (Cost $1,839,014,659)		2,325,814,558

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 19.9%
Certificate of Deposit – 0.8%
Societe Generale
2.76%, 04/14/05 (b)	$18,232	18,225,415

Commercial Paper – 6.5%
Countrywide Home Loans
2.816%, 04/27/05 (b)	48,882	48,774,953
2.826%, 04/28/05 (b)	16,963	16,923,552
Liberty Funding Corp.
2.80%, 04/22/05 (b)	3,739	3,729,593
Skandinaviska Enskilda Banken
2.80%, 04/17/05 (b)(c)	33,642	33,641,735
Thames Asset Global Securities
2.80%, 04/20/05 (b)	52,073	51,955,424

		155,025,257

Corporate Obligations – 3.4%
Bank of America NA
2.80%, 04/01/05 (b)(c)	8,656	8,656,415
Goldman Sachs Group, Inc.
2.955%, 04/01/05 (b)(c)	4,781	4,781,436
Lehman Brothers
2.935%, 04/01/05 (b)(c)	16,598	16,597,957
Merrill Lynch & Co., Inc.
2.975%, 04/01/05 (b)	4,971	4,971,079

Morgan Stanley
2.82%, 04/01/05 (b)(c)	15,125	15,125,050
2.84%, 04/01/05 (b)(c)	26,440	26,440,442
Sedna Finance Corp.
2.78%, 04/15/05 (b)(c)	2,439	2,438,874

		79,011,253

Time Deposit – 1.6%
Chase Manhattan Bank
2.843%, 04/01/05 (b)	31,235	31,234,657
Societe Generale NY
2.875%, 04/01/05 (b)	5,313	5,313,286

		36,547,943

	Shares
Non-Registered Investment Company – 5.3%
BlackRock Institutional Money Market Trust(b) (j)	126,741,100	126,741,100

Registered Investment Companies – 2.3%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	26,796,757	26,796,757
BlackRock Provident Institutional Funds TempFund Portfolio (j)	26,796,757	26,796,757

		53,593,514

TOTAL SHORT-TERM INVESTMENTS (Cost $469,144,482)		469,144,482

Total Investments — 118.7% (Cost $2,308,159,141(p))		2,794,959,040
Liabilities in Excess of Other Assets — (18.7%)		(439,500,162)

Net Assets — 100.0%		$2,355,458,878

The following abbreviation is used throughout the Schedule of Investments:

ADR American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $400,930,498; cash collateral of $415,550,968 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $2,311,057,411; accordingly, net unrealized appreciation on investments for federal income tax purposes was $483,901,629 (gross unrealized appreciation - $496,463,763; gross unrealized depreciation - $12,562,134). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Goldman Sachs Concentrated Growth Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCK
Beverages – 3.6%
PepsiCo, Inc.	568,100	$30,126,343

Broadcasting & Cable/Satellite TV – 14.2%
Cablevision Systems New York Group (Class “A” Stock)*(a)	589,434	16,533,624
Clear Channel Communications, Inc.(a)	752,740	25,946,948
Comcast Corp. (Special Class “A” Stock)*(a)	396,070	13,228,738
EchoStar Communications Corp. (Class “A” Stock)	414,425	12,121,931
Univision Communications, Inc. (Class “A” Stock)*	1,574,600	43,600,673
Westwood One, Inc.*	424,200	8,632,470

		120,064,384

Commercial Services – 5.2%
McGraw-Hill Cos., Inc.	365,402	31,881,325
Moody’s Corp.	148,598	12,015,634

		43,896,959

Computer Hardware – 2.9%
Dell, Inc.*	636,000	24,435,120

Computer Services – 3.6%
First Data Corp.	764,480	30,051,709

Computer Software – 4.8%
Electronic Arts, Inc.*(a)	12,000	621,360
Microsoft Corp.	1,651,894	39,926,278

		40,547,638

Drugs & Medicine – 1.2%
Pfizer, Inc.	369,920	9,717,798

Electrical Equipment – 0.2%
General Electric Co.	55,200	1,990,512

Financials – 12.7%
Fannie Mae(a)	481,626	26,224,536
Freddie Mac	585,080	36,977,055
MBNA Corp.	868,410	21,319,466
PHH Corp.*	1,210	26,463
Schwab, (Charles) Corp.	2,142,700	22,519,777

		107,067,297

Foods – 1.7%
Wrigley, (Wm., Jr.) Co.	211,756	13,884,841

Gaming/Lodging – 7.0%
Carnival Corp.(a)	165,010	8,549,168
Harrah’s Entertainment, Inc.	595,690	38,469,660
Starwood Hotels & Resorts Worldwide, Inc.	200,433	12,031,993

		59,050,821

Household/Personal Care – 0.1%
Procter & Gamble Co.	15,800	837,400

Internet & Online – 5.2%
eBay, Inc.*(a)	314,240	11,708,582
Google, Inc. (Class “A” Stock)*(a)	101,900	18,393,969
Yahoo!, Inc.*(a)	393,800	13,349,820

		43,452,371

Manufacturing – 0.1%
3M Co.	11,800	1,011,142

Medical Supplies & Equipment – 1.3%
Stryker Corp.	245,950	10,971,830

Movies & Entertainment – 7.5%
Time Warner, Inc.*	971,724	17,053,756
Viacom, Inc. (Class “B” Stock)	1,315,810	45,829,663

		62,883,419

Networking/Telecom Equipment – 2.5%
Cisco Systems, Inc.*	1,150,900	$20,589,601

Other Consumer Discretionary – 4.6%
Cendant Corp.	1,871,915	38,449,134

Other Healthcare – 4.7%
Caremark Rx, Inc.*(a)	763,505	30,372,229
Medco Health Solutions, Inc.*	175,600	8,704,492

		39,076,721

Publishing – 1.3%
Scripps, (E.W.) Co. (Class “A” Stock)	220,208	10,735,140

Retailing – 6.4%
Family Dollar Stores, Inc.(a)	301,881	9,165,107
Lowe’s Companies, Inc.(a)	284,800	16,259,232
Wal-Mart Stores, Inc.(a)	559,850	28,054,084

		53,478,423

Semiconductors/Semi Capital Equipment – 7.3%
Intel Corp.(a)	62,100	1,442,583
Linear Technology Corp.	238,600	9,140,766
QUALCOMM, Inc.*(a)	1,386,400	50,811,560

		61,394,909

Telecommunications – 1.2%
Crown Castle International Corp.*(a)	588,230	9,446,974

TOTAL LONG-TERM INVESTMENTS (Cost $768,417,408)		833,160,486

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 12.2%
Certificates of Deposit – 2.9%
Banco Santander PR	$5,545	5,544,950
2.72%, 04/07/05 (b)(c)
Eurohypo AG	17,851	17,850,591
2.78%, 04/18/05 (b)
Fortis Bank NY	965	964,380
2.055%, 06/08/05 (b)

		24,359,921

Commercial Paper – 3.2%
Liberty Funding Corp.	16,134	16,094,867
2.80%, 04/22/05 (b)
Skandinaviska Enskilda Banken	2,787	2,786,762
2.80%, 04/17/05 (b)(c)
Thames Asset Global Securities	8,043	8,024,706
2.80%, 04/20/05 (b)

		26,906,335

Corporate Obligations – 3.9%
Goldman Sachs Group, Inc.	16,869	16,869,327
2.955%, 04/01/05 (b)(c)
Lehman Brothers	7,079	7,078,838
2.935%, 04/01/05 (b)(c)
Merrill Lynch & Co., Inc.	450	449,602
2.975%, 04/01/05 (b)
Natexis Banque NY	7,819	7,819,151
2.925%, 04/01/05 (b)(c)
Nordeutsche Landesbank	1,241	1,238,358
2.805%, 04/18/05 (b)

		33,455,276

Time Deposits – 0.9%
Chase Manhattan Bank	6,852	6,851,997
2.843%, 04/01/05 (b)
Societe Generale NY	481	480,552
2.875%, 04/01/05 (b)

		7,332,549

	Shares
Non-Registered Investment Company – 1.3%
BlackRock Institutional Money Market Trust(b) (j)	10,765,120	$10,765,120

TOTAL SHORT-TERM INVESTMENTS (Cost $102,819,201)		102,819,201

Total Investments — 111.5% (Cost $871,236,609 (p))		935,979,687
Liabilities in Excess of Other Assets — (11.5%)		(96,413,834)

Net Assets — 100.0%		$839,565,853

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $99,677,046; cash collateral of $102,819,202 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $883,931,303; accordingly, net unrealized appreciation on investments for federal income tax purposes was $52,048,384 (gross unrealized appreciation - $112,271,767; gross unrealized depreciation - $60,223,383). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST DeAM Large-Cap Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 95.3%
COMMON STOCK
Aerospace – 4.0%
General Dynamics Corp.	3,700	$396,085
Lockheed Martin Corp.	57,800	3,529,268
Northrop Grumman Corp.	23,800	1,284,724
Raytheon Co.	75,800	2,933,460

		8,143,537

Automotive Parts – 1.3%
Autoliv, Inc. (Germany)	55,600	2,649,340

Beverages
PepsiAmericas, Inc.	1,800	40,788

Building Materials – 0.5%
Masco Corp.	28,800	998,496

Cable Television
Comcast Corp. (Class “A” Stock)*	2,400	81,072

Clothing & Apparel – 1.4%
VF Corp.	49,400	2,921,516

Computer Hardware – 3.4%
Apple Computer, Inc.*(a)	51,400	2,141,838
Hewlett-Packard Co.	14,000	307,160
International Business Machines Corp.	38,300	3,499,854
Western Digital Corp.*	74,500	949,875

		6,898,727

Computer Services & Software – 2.0%
Computer Sciences Corp.*(a)	44,700	2,049,495
Microsoft Corp.	87,700	2,119,709

		4,169,204

Conglomerates – 1.9%
Altria Group, Inc.	28,300	1,850,537
Textron, Inc.	28,000	2,089,360

		3,939,897

Construction – 0.1%
Ryland Group, Inc. (The)	3,200	198,464
Consumer Products & Services – 2.9%
Clorox Co.(a)	46,800	2,947,932
Loews Corp. - Carolina Group	45,000	1,489,500
UST, Inc.	30,300	1,566,510

		6,003,942

Containers & Packaging – 0.1%
Ball Corp.(a)	4,000	165,920

Electronic Components & Equipment – 3.8%
General Electric Co.	216,200	7,796,172

Entertainment & Leisure – 3.7%
Disney, (Walt) Co.	122,800	3,528,044
Time Warner, Inc.*	225,600	3,959,280

		7,487,324

Environmental Services – 0.8%
Republic Services, Inc.	48,800	1,633,824

Farming & Agriculture – 1.3%
Monsanto Co.	41,500	2,676,750

Financial—Bank & Trust – 10.9%
Bank of America Corp.	193,400	8,528,940
Golden West Financial Corp.(a)	56,000	3,388,000
U.S. Bancorp	113,500	3,271,070
Wachovia Corp.(a)	6,100	310,551
Wells Fargo & Co.	110,200	6,589,960

		22,088,521

Financial Services – 8.6%
Bear Stearns Cos., Inc.	31,000	3,096,900
Citigroup, Inc.	114,275	5,135,519
Franklin Resources, Inc.	26,900	1,846,685
Goldman Sachs Group, Inc.	31,100	3,420,689
JP Morgan Chase & Co.	49,384	1,708,686
Lehman Brothers Holdings, Inc.	7,300	687,368
Providian Financial Corp.*	97,600	1,674,816

		17,570,663

Food – 2.8%
Hershey Foods Corp.	44,600	2,696,516
Kellogg Co.	13,600	588,472
Safeway, Inc.*	126,200	2,338,486

		5,623,474

Healthcare Services – 2.2%
HCA, Inc.(a)	59,200	3,171,344
PacifiCare Health Systems, Inc.*	24,400	1,388,848

		4,560,192

Industrial Products – 1.0%
Nucor Corp.	35,700	2,054,892

Insurance – 5.4%
Alleghany Corp.*	1,428	395,556
Allstate Corp.	3,600	194,616
Berkley, (W.R.) Corp.	64,750	3,211,600
Chubb Corp.	2,100	166,467
Fidelity National Financial, Inc.	33,000	1,087,020
First American Corp.	68,900	2,269,566
Loews Corp.	44,100	3,243,114
MetLife, Inc.	11,700	457,470

		11,025,409

Machinery & Equipment – 1.0%
Eaton Corp.	14,200	928,680
Grainger (W.W.), Inc.	16,700	1,039,909

		1,968,589

Metals & Mining – 2.2%
Phelps Dodge Corp.	24,600	2,502,558
United States Steel Corp.(a)	38,600	1,962,810

		4,465,368

Oil & Gas – 14.6%
Anadarko Petroleum Corp.	10,200	776,220
Apache Corp.	54,700	3,349,281
ChevronTexaco Corp.	5,100	297,381
ConocoPhillips	16,900	1,822,496
Devon Energy Corp.	70,800	3,380,700
El Paso Corp.	134,100	1,418,778
Exxon Mobil Corp.	149,000	8,880,400
Marathon Oil Corp.(a)	71,400	3,350,088
Noble Energy, Inc.(a)	35,500	2,414,710
Occidental Petroleum Corp.	11,200	797,104
Sunoco, Inc.	29,600	3,064,192

		29,551,350

Paper & Forest Products – 0.2%
Rayonier, Inc.	9,600	475,488

Pharmaceuticals – 1.2%
Bristol-Meyers Squibb Co.	41,600	1,059,136
Merck & Co., Inc.	43,000	1,391,910

		2,451,046

Printing & Publishing – 0.9%
Tribune Co.	46,800	1,865,916

Real Estate – 2.1%
Apartment Investment & Management Co. (Class “A” Stock)[REIT](a)	9,800	364,560
Avalonbay Communities, Inc.[REIT]	5,300	354,517
Boston Properties, Inc. [REIT]	3,400	204,782
Camden Property Trust [REIT]	4,100	192,823
Equity Office Properties Trust [REIT]	23,800	717,094
Equity Residential Properties Trust [REIT]	17,900	576,559
Federal Realty Investment Trust[REIT]	2,100	101,535

Kimco Realty Corp.[REIT]		4,200	226,380
Mills Corp. (The) [REIT]		2,700	142,830
Pan Pacific Retail Properties, Inc.[REIT]		1,900	107,825
Public Storage, Inc. [REIT]		2,400	136,656
Simon Property Group, Inc. [REIT]		10,500	636,090
Vornado Realty Trust [REIT](a)		7,500	519,525

			4,281,176

Restaurants – 1.1%
McDonald’s Corp.		72,800	2,266,992

Retail & Merchandising – 2.7%
Barnes & Noble, Inc.*		12,600	434,574
Federated Department Stores, Inc.(a)		38,800	2,469,232
Nordstrom, Inc.		12,800	708,864
Office Depot, Inc.*		88,700	1,967,366

			5,580,036

Semiconductors – 0.6%
Advanced Micro Devices, Inc.*(a)		31,000	499,720
Micron Technology, Inc.*(a)		79,600	823,064

			1,322,784

Telecommunications – 4.1%
Citizens Communications Co.		140,000	1,811,600
SBC Communications, Inc.		12,600	298,494
Sprint Corp.		50,200	1,142,050
Verizon Communications, Inc.		145,800	5,175,900

			8,428,044

Transportation – 1.5%
Ryder System, Inc.		56,000	2,335,200
Yellow Roadway Corp.*		12,200	714,188

			3,049,388

Utilities – 5.0%
Allegheny Energy, Inc.*(a)		64,600	1,334,636
Duke Energy Corp.		66,300	1,857,063
Edison International		89,000	3,090,080
Exelon Corp.		47,400	2,175,186
Sempra Energy(a)		46,200	1,840,608

			10,297,573

TOTAL COMMON STOCK (Cost $179,825,017)			194,731,874

	Moody’s Rating	Principal Amount (000)
CORPORATE OBLIGATION
Retail & Merchandising
Ames Department Stores, Inc., Sr. Notes*
10.00%, 04/15/06(cost $13,156; purchased	NR
11/17/00 - 01/30/01)(g)(i) (Cost $13,156)		$40	4

TOTAL LONG-TERM INVESTMENTS (Cost $179,838,173)			194,731,878

SHORT-TERM INVESTMENTS – 9.2%
Certificates of Deposit – 0.8%
Banco Santander PR
2.72%, 04/07/05 (b)(c)		913	913,396
Fortis Bank
2.055%, 06/08/05 (b)		368	368,340
Societe Generale		325	324,872

2.76%, 04/14/05 (b)			1,606,608

Commercial Paper – 4.8%
Countrywide Home Loans
2.816%, 04/27/05 (b)		298	297,488
Liberty Funding Corp.
2.80%, 04/22/05 (b)		1,548	1,544,133

Nordeutsche Landesbank
2.805%, 04/18/05 (b)	2,077	2,073,017
Thames Asset Global Securities
2.80%, 04/20/05 (b)	5,763	5,750,383

		9,665,021

Corporate Obligations – 1.5%
Goldman Sachs Group, Inc.
2.955%, 04/01/05 (b)(c)	2,091	2,091,134
Merrill Lynch & Co., Inc.
2.975%, 04/01/05 (b)	88	87,743
Morgan Stanley
2.82%, 04/01/05 (b)(c)	891	891,181

		3,070,058

Time Deposits – 0.6%
Chase Manhattan Bank
2.843%, 04/01/05 (b)	1,198	1,197,866
Societe Generale NY
2.875%, 04/01/05 (b)	94	93,783

		1,291,649

U.S. Treasury Obligations – 0.4%
U.S. Treasury Bills
2.37%, 04/28/05 (k)(n)	760	758,558

	Shares
Non-Registered Investment Company – 1.1%
BlackRock Institutional Money Market Trust (b)(j)	2,327,082	2,327,082

TOTAL SHORT-TERM INVESTMENTS (Cost $18,719,067)		18,718,976

Total Investments — 104.5% (Cost $198,557,240 (p))		213,450,854
Liabilities in Excess of Other Assets (k) — (4.5%)		(9,158,926)

Net Assets — 100.0%		$204,291,928

The following abbreviations are used throughout the Schedule of Investments:

NR	Not Rated by Moody’s or Standard & Poor’s.

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $17,607,139; cash collateral of $17,960,418 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $13,156. The aggregate value, $4, represents 0.00% of net assets.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(j)	Security available to institutional investors only.

(k)	Securities with an aggregate market value of $758,558 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at March 31, 2005	Unrealized Depreciation
Long Position:
32	S&P 500	Jun 05	$9,652,842	$9,471,200	$(181,642)

(n)	Rates shown are the effective yields at purchase date.

(p)	The United States federal income tax basis of the Fund’s investments was $198,994,082; accordingly, net unrealized appreciation on investments for federal income tax purposes was $14,456,772 (gross unrealized appreciation - $16,603,329; gross unrealized depreciation - $2,146,557). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Hotchkis and Wiley Large-Cap Value Fund

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS—98.2%
COMMON STOCK
Aerospace & Defense – 4.5%
Lockheed Martin Corp.	272,500	$16,638,850
Raytheon Co.	304,800	11,795,760

		28,434,610

Auto Components – 1.7%
Delphi Corp.(a)	757,400	3,393,152
Lear Corp.(a)	168,300	7,465,788

		10,858,940

Commercial Banks – 2.3%
KeyCorp	188,800	6,126,560
UnionBanCal Corp.	131,800	8,072,750

		14,199,310

Commercial Services & Supplies – 3.8%
Cendant Corp.	597,000	12,262,380
PHH Corp.*	28,600	625,482
Waste Management, Inc.	386,000	11,136,100

		24,023,962

Diversified Financial Services – 4.3%
CIT Group, Inc.	228,000	8,664,000
Principal Financial Group, Inc.	475,300	18,294,297

		26,958,297

Electric Utilities – 9.3%
Alliant Energy Corp.	230,500	6,172,790
Entergy Corp.	141,500	9,998,390
FirstEnergy Corp.	428,900	17,992,355
FPL Group, Inc.	595,200	23,897,280

		58,060,815

Food & Staples Retailing – 2.3%
Albertson’s, Inc.(a)	694,100	14,333,165
Food Products – 4.3%
Kraft Foods, Inc. (Class “A” Stock)(a)	238,200	7,872,510
Sara Lee Corp.	265,400	5,881,264
Unilever PLC [ADR](United Kingdom)	326,500	13,060,000

		26,813,774

Healthcare Providers & Services – 5.3%
Aetna, Inc.(a)	129,400	9,698,530
HCA, Inc.(a)	171,300	9,176,541
Tenet Healthcare Corp.*(a)	1,227,400	14,151,922

		33,026,993

Hotels, Restaurants & Leisure – 3.8%
Caesars Entertainment, Inc.*	666,400	13,188,056
Yum! Brands, Inc.	205,300	10,636,593

		23,824,649

Household Durables – 4.2%
Lennar Corp. (Class “A” Stock)	460,800	26,118,144

Industrial Conglomerates – 1.9%
Tyco International Ltd.(a)	359,700	12,157,860

Insurance – 14.2%
Allmerica Financial Corp.*	229,600	8,254,120
Allstate Corp. (The)	205,600	11,114,736
MetLife, Inc.(a)	688,500	26,920,350
St. Paul Cos., Inc.	562,100	20,645,933
UnumProvident Corp.(a)	1,262,200	21,482,644

		88,417,783

IT Services – 4.9%
Electronic Data Systems Corp.	1,499,600	30,996,732

Leisure Equipment & Products – 1.8%
Eastman Kodak Co.(a)	345,100	11,233,005

Machinery – 1.3%
SPX Corp.	183,800	7,954,864

Metals & Mining – 1.7%
Alcoa, Inc.	349,600	10,624,344

Multiline Retail – 3.2%
Sears Holdings Corp.*(a)	152,559	20,316,325

Oil & Gas – 2.3%
Sunoco, Inc.	138,500	14,337,520

Paper & Forest Products – 1.3%
Weyerhaeuser Co.	122,000	8,357,000

Real Estate – 3.7%
Apartment Investment & Management Co. (Class “A” Stock) [REIT] (a)	213,000	7,923,600
New Century Financial Corp. [REIT]	206,600	9,673,012
Plum Creek Timber Co., Inc. [REIT]	162,100	5,786,970

		23,383,582

Road & Rail – 0.9%
Union Pacific Corp.(a)	83,300	5,806,010

Software – 5.3%
BMC Software, Inc.*	513,100	7,696,500
Computer Associates International, Inc.	949,300	25,726,030

		33,422,530

Textiles, Apparel & Luxury Goods – 1.3%
Jones Apparel Group, Inc.(a)	234,400	7,850,056

Thrifts & Mortgage Finance – 4.1%
Freddie Mac(a)	271,500	17,158,800
Washington Mutual, Inc.(a)	223,900	8,844,050

		26,002,850

Tobacco – 4.5%
Altria Group, Inc.	428,500	28,019,615

TOTAL LONG-TERM INVESTMENTS (Cost $565,073,714)		615,532,735

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 24.0%
Certificates of Deposit – 2.2%
Banco Santander PR
2.72%, 04/07/05 (b)(c)	$2,027	2,027,481
Fortis Bank
2.055%, 06/08/05 (b)	1,249	1,248,833
Fortis Bank NY
1.775%, 06/06/05 (b)	2,354	2,353,690
Societe Generale
2.76%, 04/14/05 (b)	7,945	7,942,208

		13,572,212

Commercial Paper – 4.9%
Countrywide Home Loans
2.826%, 04/28/05 (b)	21,223	21,172,828
Liberty Funding Corp.
2.80%, 04/22/05 (b)	510	509,006
Skandinaviska Enskilda Banken
2.80%, 04/17/05 (b)(c)	591	590,598
Thames Asset Global Securities
2.80%, 04/20/05 (b)	8,677	8,657,419

		30,929,851

Corporate Obligations – 6.3%
Goldman Sachs Group, Inc.
2.955%, 04/01/05 (b)(c)	8,567	8,566,831
Lehman Brothers
2.935%, 04/01/05 (b)(c)	16,089	16,088,750
Merrill Lynch & Co., Inc.
2.975%, 04/01/05 (b)	1,331	1,330,884
Morgan Stanley
2.82%, 04/01/05 (b)(c)	1,775	1,775,185
2.84%, 04/01/05 (b)(c)	812	812,119

Natexis Banque NY
2.925%, 04/01/05 (b)(c)	6,920	6,920,446
Nordeutsche Landesbank
2.805%, 04/18/05 (b)	1,145	1,142,297
Sedna Finance Corp.
2.78%, 04/15/05 (b)(c)	2,694	2,694,136

		39,330,648

Time Deposits – 1.6%
Chase Manhattan Bank
2.843%, 04/01/05 (b)	8,621	8,620,796
Societe Generale NY
2.875%, 04/01/05 (b)	1,423	1,422,502

		10,043,298

	Shares
Non-Registered Investment Company – 9.0%
BlackRock Institutional Money Market Trust(b)(j)	56,715,057	56,715,057
TOTAL SHORT-TERM INVESTMENTS (Cost $150,591,066)		150,591,066

Total Investments — 122.2% (Cost $715,664,780 (p))		766,123,801
Liabilities in Excess of Other Assets — (22.2%)		(139,141,960)

Net Assets — 100.0%		$626,981,841

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $145,381,218; cash collateral of $150,591,066 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $715,672,187; accordingly, net unrealized appreciation on investments for federal income tax purposes was $50,451,614 (gross unrealized appreciation - $65,056,078; gross unrealized depreciation - $14,604,464). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST AllianceBernstein Growth + Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 99.1%
COMMON STOCK
Advertising – 0.5%
Interpublic Group of Cos., Inc. (The)*	28,900	$354,892

Aerospace – 0.9%
Boeing Co.	10,800	631,368

Automotive Parts – 0.7%
Magna International, Inc. (Class “A” Stock)	7,700	515,130

Beverages – 0.7%
PepsiCo, Inc.	9,600	509,088

Broadcasting – 1.1%
Scripps, (E.W.) Co. (Class “A” Stock)(a)	16,800	819,000

Cable Television – 0.9%
Comcast Corp. (Special Class “A” Stock)	19,100	637,940

Clothing & Apparel – 0.8%
Jones Apparel Group, Inc.	10,200	341,598

VF Corp.	3,600	212,904

		554,502

Computer Hardware – 6.2%
Apple Computer, Inc.*(a)	11,000	458,370
Dell, Inc.*	65,600	2,520,352
Hewlett-Packard Co.	52,750	1,157,335
Network Appliance, Inc.*	13,400	370,644

		4,506,701

Computer Services & Software – 5.7%
Electronic Arts, Inc.*(a)	28,700	1,486,086
Electronic Data Systems Corp.	2,900	59,943
Microsoft Corp.	93,700	2,264,729
Symantec Corp.*	16,000	341,280
		4,152,038

Conglomerates – 2.1%
Altria Group, Inc.	11,950	781,411
Textron, Inc.	10,600	790,972

		1,572,383

Consumer Products & Services – 2.7%
Avon Products, Inc.(a)	22,900	983,326
Kimberly-Clark Corp.	4,425	290,855
Procter & Gamble Co.	13,400	710,200

		1,984,381

Containers & Packaging – 0.5%
Smurfit-Stone Container Corp.*(a)	25,600	396,032

Electronic Components & Equipment – 5.6%
Flextronics International Ltd.*(a)	35,800	431,032
General Electric Co.	93,700	3,378,822
Solectron Corp.*	87,697	304,309

		4,114,163

Entertainment & Leisure – 1.8%
Carnival Corp.(a)	14,100	730,521
Time Warner, Inc.*	34,400	603,720

		1,334,241

Financial - Bank & Trust – 4.2%
Bank of America Corp.	24,794	1,093,415
National City Corp.	21,700	726,950
SunTrust Banks, Inc.	7,300	526,111
Wachovia Corp.	14,650	745,832

		3,092,308

Financial Services – 11.5%
Citigroup, Inc.	67,000	3,010,979
Fannie Mae	11,500	626,175
Franklin Resources, Inc.	5,700	391,305
Freddie Mac	7,000	442,400
Goldman Sachs Group, Inc.	3,300	362,967
JP Morgan Chase & Co.	21,500	743,900
Lehman Brothers Holdings, Inc.(a)	5,000	470,800
MBNA Corp.	70,200	1,723,410
Merrill Lynch & Co., Inc.(a)	9,700	549,020

		8,320,956

Food – 1.3%
Safeway, Inc.*	28,275	523,936
Unilever NV	6,000	410,520

		934,456

Healthcare Services – 4.6%
Caremark Rx, Inc.*	10,500	417,690
HCA, Inc.	14,600	782,122
Medco Health Solutions, Inc.*(a)	16,300	807,991
UnitedHealth Group, Inc.	14,200	1,354,396

		3,362,199

Industrial Products – 0.6%
Cooper Industries Ltd. (Class “A” Stock)	6,300	450,576

Insurance – 5.6%
American International Group, Inc.	21,200	1,174,692
Chubb Corp.	14,500	1,149,415
MetLife, Inc.	14,500	566,950
St. Paul Travelers Cos., Inc. (The)(a)	12,698	466,398
Torchmark Corp.	1,200	62,640
WellPoint, Inc.*	3,200	401,120
XL Capital Ltd. (Class “A” Stock)	4,300	311,191

		4,132,406

Internet Services – 7.1%
eBay, Inc.*(a)	55,800	2,079,107
Google, Inc. (Class “A” Stock)*(a)	2,300	415,173
Juniper Networks, Inc.*(a)	34,800	767,688
Yahoo!, Inc.*(a)	56,800	1,925,520

		5,187,488

Medical Supplies & Equipment – 5.8%
Alcon, Inc. (Switzerland)	11,000	982,190
Amgen, Inc.*	29,600	1,723,016
Boston Scientific Corp.*	2,400	70,296
St. Jude Medical, Inc.*	19,700	709,200
Zimmer Holdings, Inc.*	9,600	746,976

		4,231,678

Oil & Gas – 7.0%
BP PLC [ADR] (United Kingdom)	13,900	867,360
ChevronTexaco Corp.	13,700	798,847
ConocoPhillips	11,800	1,272,512
Nabors Industries Ltd.*	14,900	881,186
Occidental Petroleum Corp.	18,200	1,295,294

		5,115,199

Paper & Forest Products – 1.0%
International Paper Co.	7,000	257,530
MeadWestvaco Corp.	14,600	464,572

		722,102

Pharmaceuticals – 1.1%
Teva Pharmaceutical Industries Ltd. [ADR] (Israel)	26,300	815,300

Railroads – 3.7%
Burlington Northern Santa Fe Corp.	14,700	792,771
CSX Corp.	18,900	787,185
Norfolk Southern Corp.	30,400	1,126,320

		2,706,276

Restaurants – 1.2%
McDonald’s Corp.	18,000	560,520
Starbucks Corp.*	6,600	340,956

		901,476

Retail & Merchandising – 5.9%
Federated Department Stores, Inc.(a)	4,600	292,744
Kroger Co. (The)*	34,000	545,020
Lowe’s Cos., Inc.(a)	27,400	1,564,266
Office Depot, Inc.*	23,300	516,794
Target Corp.	28,200	1,410,564

		4,329,388

Semiconductors – 1.6%
Broadcom Corp. (Class “A” Stock)*	24,500	733,040
Marvell Technology Group Ltd.*	11,100	425,574

		1,158,614

Telecommunications – 4.2%
Corning, Inc.*	74,300	826,959
Nortel Networks Corp. (Canada)*	36,700	100,191
Qualcomm, Inc.*(a)	41,200	1,509,980
Sprint Corp.	19,100	434,525
Tellabs, Inc.*	30,700	224,110

		3,095,765

Transportation – 0.5%
United Parcel Service, Inc. (Class “B” Stock)	5,200	378,248

Utilities – 2.0%
American Electric Power Co., Inc.(a)	21,600	735,696
Entergy Corp.	9,900	699,534

		1,435,230

TOTAL-LONG TERM INVESTMENTS (Cost $64,109,002)		72,451,524

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 18.1%
Certificates of Deposit – 1.6%
Banco Santander PR	$232	232,376
2.72%, 04/07/05 (b)(c)
Canadian Imperial Bank of Commerce	538	538,270
1.72%, 05/25/05 (b)
Eurohypo AG 385,198	385	385,200
2.78%, 04/18/05 (b)

		1,155,846

Commercial Paper – 5.9%
Countrywide Home Loans	479	478,300
2.826%, 04/28/05 (b)
Liberty Funding Corp.	2,080	2,074,099
2.80%, 04/22/05 (b)
Nordeutsche Landesbank	445	443,642
2.805%, 04/18/05 (b)
Skandinaviska Enskilda Banken	231	230,718
2.80%, 04/17/05 (b)(c)
Thames Asset Global Securities	1,084	1,081,424
2.80%, 04/20/05 (b)

		4,308,183

Corporate Obligations – 4.9%
Goldman Sachs Group, Inc.	1,188	1,188,447
2.955%, 04/01/05 (b)(c)
Merrill Lynch & Co., Inc.	107	106,907
2.975%, 04/01/05 (b)
Morgan Stanley	258	258,154
2.84%, 04/01/05 (b)(c)
Natexis Banque NY	2,039	2,038,504
2.925%, 04/01/05 (b)(c)

		3,592,012

Time Deposit – 1.5%
Chase Manhattan Bank	1,016	1,015,700
2.843%, 04/01/05 (b)
Societe Generale NY	114	114,267
2.875%, 04/01/05 (b)

		1,129,967

	Shares
Non-Registered Investment Company – 3.5%
BlackRock Institutional Money Market Trust(b)(j)	2,559,759	2,559,759

Registered Investment Companies – 0.7%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	250,971	250,971
BlackRock Provident Institutional Funds TempFund Portfolio (j)	250,970	250,970

		501,941

TOTAL SHORT-TERM INVESTMENTS (Cost $13,247,708)		13,247,708

Total Investments — 117.2% (Cost $77,356,710 (p))		85,699,232
Liabilities in Excess of Other Assets — (17.2%)		(12,556,240)

Net Assets — 100.0%		$73,142,992

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $12,256,715; cash collateral of $12,745,767 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $77,451,649; accordingly, net unrealized appreciation on investments for federal income tax purposes was $8,247,583 (gross unrealized appreciation - $10,539,378; gross unrealized depreciation - $2,291,795). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST AllianceBernstein Core Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 97.8%
COMMON STOCK
Advertising – 0.5%
Interpublic Group of Cos., Inc. (The)*	116,500	$1,430,620

Aerospace – 1.7%
Boeing Co.	27,900	1,631,034
General Dynamics Corp.	6,700	717,235
Goodrich Corp.	40,800	1,562,232
Northrop Grumman Corp.	16,600	896,068

		4,806,569

Automotive Parts – 1.7%
American Axle & Manufacturing Holdings, Inc.	3,400	83,300
Autoliv, Inc. (Germany)	24,600	1,172,190
BorgWarner, Inc.	16,400	798,352
Cooper Tire & Rubber Co.(a)	17,900	328,644
Dana Corp.	47,700	610,083
Lear Corp.	18,000	798,480
Magna International, Inc. (Class “A” Stock)	14,800	990,120

		4,781,169

Beverages – 0.8%
Molson Coors Brewing Co. (Class “B” Stock)	11,400	879,738
PepsiCo, Inc.	27,100	1,437,113

		2,316,851

Building Materials – 1.0%
Martin Marietta Materials, Inc.	14,800	827,616
Masco Corp.	20,600	714,202
Vulcan Materials Co.	23,500	1,335,505

		2,877,323

Cable Television – 1.3%
Comcast Corp. (Class “A” Stock)*	110,200	3,722,556

Chemicals – 2.2%
Dow Chemical Co.	4,700	234,295
DuPont, (E.I.) de Nemours & Co.	60,400	3,094,896
Eastman Chemical Co.	15,300	902,700
PPG Industries, Inc.	27,900	1,995,408

		6,227,299

Clothing & Apparel – 1.0%
Jones Apparel Group, Inc.(a)	46,900	1,570,681
VF Corp.	23,100	1,366,134

		2,936,815

Computer Hardware – 2.1%
Hewlett-Packard Co.	210,624	4,621,091
Ingram Micro, Inc. (Class “A” Stock)*	26,500	441,755
International Business Machines Corp.	10,000	913,800

		5,976,646

Computer Services & Software – 2.0%
Electronic Data Systems Corp.	81,400	1,682,538
Microsoft Corp.	130,400	3,151,768
Tech Data Corp.*	18,850	698,581

		5,532,887

Conglomerates – 4.1%
Altria Group, Inc.	116,800	7,637,552
Honeywell International, Inc.	59,800	2,225,158
Textron, Inc.	22,700	1,693,874

		11,556,584

Consumer Products & Services – 1.9%
Kimberly-Clark Corp.	25,400	1,669,542
Newell Rubbermaid, Inc.(a)	71,700	1,573,098
UST, Inc.	38,600	1,995,620

		5,238,260

Containers & Packaging – 0.5%
Smurfit-Stone Container Corp.*	87,600	1,355,172

Electronic Components & Equipment – 6.5%
Avnet, Inc.*	20,700	381,294
Eastman Kodak Co.(a)	52,000	1,692,600
Flextronics International Ltd.*(a)	67,800	816,312
General Electric Co.	375,000	13,522,500
Hubbell, Inc. (Class “B” Stock)	14,500	740,950
Sanmina-SCI Corp.*	69,900	364,878
Solectron Corp.*	227,350	788,905
Vishay Intertechnology, Inc.*	6,200	77,066

		18,384,505

Entertainment & Leisure – 1.7%
Disney, (Walt) Co.(a)	15,200	436,696
Time Warner, Inc.*	234,800	4,120,740
Viacom, Inc. (Class “B” Stock)	8,700	303,021

		4,860,457

Financial - Bank & Trust – 9.6%
Astoria Financial Corp.(a)	19,800	500,940
Bank of America Corp.	199,476	8,796,892
BB&T Corp.	13,200	515,856
Comerica, Inc.	31,300	1,724,004
Huntington Bancshares, Inc.	70,300	1,680,170
National City Corp.	63,650	2,132,275
SunTrust Banks, Inc.	31,200	2,248,584
U.S. Bancorp	80,100	2,308,482
Wachovia Corp.(a)	99,100	5,045,181
Wells Fargo & Co.	33,700	2,015,260

		26,967,644

Financial Services – 14.3%
Citigroup, Inc.	261,900	11,769,785
Countrywide Financial Corp.	66,000	2,142,360
Fannie Mae(a)	25,500	1,388,475
Freddie Mac	49,500	3,128,400
Goldman Sachs Group, Inc.	24,600	2,705,754
JP Morgan Chase & Co.	124,300	4,300,779
KeyCorp	43,475	1,410,764
Lehman Brothers Holdings, Inc.	26,400	2,485,824
MBIA, Inc.(a)	19,300	1,009,004
Mellon Financial Co.	59,300	1,692,422
Merrill Lynch & Co., Inc.(a)	39,000	2,207,400
Morgan Stanley Dean Witter & Co.	30,900	1,769,025
PNC Financial Services Group	19,800	1,019,304
Washington Mutual, Inc.(a)	71,775	2,835,113

		39,864,409

Food – 2.7%
Albertson’s, Inc.(a)	65,900	1,360,835
Archer-Daniels-Midland Co.(a)	10,200	250,716
Kraft Foods, Inc. (Class “A” Stock)(a)	38,000	1,255,900
Safeway, Inc.*	88,300	1,636,199
Sara Lee Corp.	70,700	1,566,712
Unilever NV	20,800	1,423,136

		7,493,498

Healthcare Services – 1.3%
HCA, Inc.(a)	27,500	1,473,175
Medco Health Solutions, Inc.*(a)	42,900	2,126,553

		3,599,728

Industrial Products – 0.9%
Cooper Industries Ltd. (Class “A” Stock)	13,900	994,128
Crane Co.	24,300	699,597
Ingersoll-Rand Co., Ltd. (Class “A” Stock)	9,700	772,605

		2,466,330

Insurance – 5.6%
ACE Ltd.	15,100	623,177
Allstate Corp.	43,500	2,351,610
American International Group, Inc.	14,800	820,068
Chubb Corp.	20,700	1,640,889
Genworth Financial, Inc.	53,300	1,466,816
Hartford Financial Services Group, Inc.	32,000	2,193,920
MetLife, Inc.	34,225	1,338,198
MGIC Investment Corp.	19,300	1,190,231
PartnerRe Ltd.	6,200	400,520
St. Paul Travelers Cos., Inc. (The)(a)	62,440	2,293,421
Torchmark Corp.	2,225	116,145
XL Capital Ltd. (Class “A” Stock)	17,800	1,288,186

		15,723,181

Machinery & Equipment – 0.5%
Eaton Corp.	21,600	1,412,640

Metals & Mining – 1.0%
Alcoa, Inc.	36,900	1,121,391
United States Steel Corp.	35,500	1,805,175

		2,926,566

Oil & Gas – 12.4%
BP PLC [ADR] (United Kingdom)	24,300	1,516,320
ChevronTexaco Corp.	110,800	6,460,748
ConocoPhillips	47,843	5,159,389
Exxon Mobil Corp.	270,000	16,091,999
Marathon Oil Corp.(a)	53,400	2,505,528
Occidental Petroleum Corp.	37,300	2,654,641

		34,388,625

Paper & Forest Products – 1.7%
Georgia-Pacific Corp.	41,625	1,477,271
International Paper Co.	50,300	1,850,537
Temple-Inland, Inc.	19,300	1,400,215

		4,728,023

Pharmaceuticals – 0.9%
Merck & Co., Inc.	78,000	2,524,860

Railroads – 1.9%
Burlington Northern Santa Fe Corp.	38,775	2,091,136
CSX Corp.	23,500	978,775
Norfolk Southern Corp.	64,450	2,387,872

		5,457,783

Restaurants – 1.1%
McDonald’s Corp.	101,100	3,148,254

Retail & Merchandising – 4.3%
Federated Department Stores, Inc.(a)	26,175	1,665,777
Gap, Inc.(a)	59,700	1,303,848
Kroger Co. (The)*	118,900	1,905,967
Limited Brands, Inc.	70,700	1,718,010
Nordstrom, Inc.	12,900	714,402
Office Depot, Inc.*	96,900	2,149,242
SUPERVALU, Inc.	36,325	1,211,439
Target Corp.	26,100	1,305,522

		11,974,207

Telecommunications – 5.4%
ADC Telecommunications, Inc.*	241,400	480,386
BellSouth Corp.(a)	29,900	786,071
Corning, Inc.*	111,300	1,238,769
Nortel Networks Corp. (Canada)*	220,800	602,784
SBC Communications, Inc.	91,900	2,177,111
Sprint Corp.	142,950	3,252,113
Tellabs, Inc.*	121,100	884,030
Verizon Communications, Inc.	162,200	5,758,100

		15,179,364

Utilities – 5.2%
Alliant Energy Corp.	23,900	640,042
American Electric Power Co., Inc.	60,600	2,064,036
Constellation Energy Group, Inc.	19,500	1,008,150
Edison International	19,000	659,680
Entergy Corp.	30,500	2,155,130
Exelon Corp.	46,800	2,147,652
FirstEnergy Corp.	50,200	2,105,890
Northeast Utilities	41,700	803,559
Sempra Energy(a)	22,800	908,352
Wisconsin Energy Corp.	30,700	1,089,850
Xcel Energy, Inc.(a)	65,100	1,118,418

		14,700,759

TOTAL LONG-TERM INVESTMENTS (Cost $230,010,521)		274,559,584

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 12.5%
Certificates of Deposit – 1.1%
Banco Santander PR
2.72%, 04/07/05 (b)(c)	$913	912,557
Canadian Imperial Bank of Commerce
1.72%, 05/25/05 (b)	710	709,487
Societe Generale
2.76%, 04/14/05 (b)	1,400	1,399,172

		3,021,216

Commercial Paper – 6.4%
Countrywide Home Loans
2.816%, 04/27/05 (b)	5,239	5,227,200
2.826%, 04/28/05 (b)	1,940	1,935,274
Liberty Funding Corp.
2.80%, 04/22/05 (b)	807	805,207
Nordeutsche Landesbank
2.805%, 04/18/05 (b)	994	992,483
Skandinaviska Enskilda Banken
2.80%, 04/17/05 (b)(c)	1,297	1,297,253
Thames Asset Global Securities
2.80%, 04/20/05 (b)	7,475	7,458,202

		17,715,619

Corporate Obligations – 1.1%
Bank of America NA
2.80%, 04/01/05 (b)(c)	145	144,883
Goldman Sachs Group, Inc.
2.955%, 04/01/05 (b)(c)	614	613,948
Merrill Lynch & Co., Inc.
2.975%, 04/01/05 (b)	91	91,147
Natexis Banque NY
2.925%, 04/01/05 (b)(c)	1,294	1,293,825
Sedna Finance Corp.
2.78%, 04/15/05 (b)(c)	1,077	1,076,878

		3,220,681

Time Deposit – 0.6%
Chase Manhattan Bank
2.843%, 04/01/05 (b)	1,573	1,573,162
Societe Generale NY
2.875%, 04/01/05 (b)	97	97,422

		1,670,584

	Shares
Non-Registered Investment Company – 0.8%
BlackRock Institutional Money Market Trust(b)(j)	2,366,186	2,366,186

Registered Investment Companies – 2.5%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	3,559,863	3,559,863
BlackRock Provident Institutional Funds TempFund Portfolio (j)	3,559,862	3,559,862

		7,119,725

TOTAL SHORT-TERM INVESTMENTS (Cost $35,114,011)		35,114,011

Total Investments — 110.3% (Cost $265,124,532(p))		309,673,595

Liabilities in Excess of Other Assets — (10.3%)		(28,962,149)

Net Assets — 100.0%		$280,711,446

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $27,108,056; cash collateral of $27,994,286 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $266,605,126; accordingly, net unrealized appreciation on investments for federal income tax purposes was $43,068,469 (gross unrealized appreciation—$48,387,388; gross unrealized depreciation - $5,318,919). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Cohen & Steers Realty Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCK
Apartment/Residential – 16.5%
Affordable Residential Communities [REIT]	138,300	$1,749,495
Apartment Investment & Management Co.	77,200	2,871,840
(Class “A” Stock) [REIT](a)
Archstone-Smith Trust [REIT]	258,300	8,810,613
Avalonbay Communities, Inc. [REIT]	217,900	14,575,331
BRE Properties, Inc. [REIT]	230,400	8,133,120
Equity Residential Properties Trust [REIT]	344,400	11,093,124
Essex Property Trust, Inc. [REIT]	73,700	5,080,878
GMH Communities Trust [REIT]	76,700	898,157
Post Properties, Inc. [REIT]	177,900	5,522,016

		58,734,574

Diversified – 6.3%
Sun Communities, Inc. [REIT]	143,100	5,122,980
Vornado Realty Trust [REIT](a)	250,000	17,317,500

		22,440,480

Health Care – 2.0%
Ventas, Inc. [REIT]	285,200	7,118,592

Hotels & Motels – 7.3%
Hilton Hotels Corp.	172,100	3,846,435
Host Marriott Corp. [REIT](a)	825,800	13,675,248
Starwood Hotels & Resorts Worldwide, Inc.	144,100	8,650,323

		26,172,006

Industrial – 9.5%
AMB Property Corp. [REIT]	196,300	7,420,140
Catellus Development Corp. [REIT]	262,652	6,999,676
ProLogis [REIT]	520,400	19,306,840

		33,726,656

Office – 26.3%
Arden Realty, Inc. [REIT]	152,100	5,148,585
Biomed Realty Trust, Inc. [REIT]	53,900	1,110,340
Boston Properties, Inc. [REIT]	429,800	25,886,854
Brandywine Realty Trust [REIT]	51,100	1,451,240
Brookfield Properties Corp. (Canada)	465,750	11,904,596
CarrAmerica Realty Corp. [REIT]	148,900	4,697,795
Equity Office Properties Trust [REIT]	422,600	12,732,938
Highwoods Properties, Inc. [REIT]	69,700	1,869,354
Kilroy Realty Corp. [REIT]	143,500	5,870,585
Mack-Cali Realty Corp. [REIT]	84,300	3,570,105
Maguire Properties, Inc. [REIT]	154,000	3,677,520
Prentiss Properties Trust [REIT]	80,400	2,746,464
SL Green Realty Corp. [REIT]	168,500	9,473,070
Trizec Properties, Inc. [REIT]	192,200	3,651,800

		93,791,246

Office/Industrial – 2.5%
Liberty Property Trust [REIT]	114,100	4,455,605
Reckson Associates Realty Corp. [REIT]	150,900	4,632,630

		9,088,235

Regional Mall – 17.8%
CBL & Associates Properties, Inc. [REIT]	55,400	3,961,654
General Growth Properties, Inc. [REIT]	295,400	10,073,140
Macerich Co. [REIT]	167,500	8,924,400
Mills Corp. (The) [REIT]	222,800	11,786,120
Simon Property Group, Inc. [REIT]	348,700	21,124,246
Taubman Centers, Inc. [REIT]	273,000	7,573,020

		63,442,580

Self Storage – 6.2%
Public Storage, Inc. [REIT]	221,600	12,617,904

Shurgard Storage Centers, Inc. (Class “A” Stock) [REIT]	228,400	9,359,832

		21,977,736

Shopping Centers – 5.4%
Developers Diversified Realty Corp. [REIT]	146,000	5,803,500
Federal Realty Investment Trust [REIT]	135,100	6,532,085
Pan Pacific Retail Properties, Inc. [REIT]	65,600	3,722,800
Regency Centers Corp. [REIT]	63,300	3,014,979

		19,073,364

TOTAL LONG-TERM INVESTMENTS (Cost $286,688,711)		355,565,469

	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS – 5.0%
Commercial Paper – 2.4%
Skandinaviska Enskilda Banken	$8,751	8,751,477
2.80%, 04/17/05 (b) (c)
Corporate Obligation – 1.1%
Morgan Stanley	4,040	4,040,395
2.82%, 04/01/05 (b)(c)
Time Deposit – 0.4%
Chase Manhattan Bank	1,408	1,408,475
2.843%, 04/01/05 (b)

	Shares	Value
Non-Registered Investment Company – 0.8%
BlackRock Institutional Money Market Trust(b) (j)	2,858,700	2,858,700

Registered Investment Companies – 0.3%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	461,959	461,959
BlackRock Provident Institutional Funds TempFund Portfolio(j)	461,959	461,959

		923,918

TOTAL SHORT- TERM INVESTMENTS (Cost $17,982,965)		17,982,965

Total Investments — 104.8% (Cost $304,671,676 (p))		373,548,434
Liabilities in Excess of Other Assets — (4.8%)		(17,048,811)

Net Assets — 100.0%		$356,499,623

The following abbreviation is used throughout the Schedule of Investments:

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

(a)	All or portion of security is on loan. The aggregate market value of such securities is $16,022,853; cash collateral of $17,059,047 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $306,022,972; accordingly, net unrealized appreciation on investments for federal income tax purposes was $67,525,462 (gross unrealized appreciation - $68,400,274; gross unrealized depreciation - $874,812). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST AllianceBernstein Managed Index 500 Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCK
Advertising – 0.1%
Interpublic Group of Cos., Inc. (The)*	61,100	$750,308

Aerospace – 2.1%
Boeing Co.	71,300	4,168,198
Goodrich Corp.	28,700	1,098,923
Northrop Grumman Corp.	13,600	734,128
United Technologies Corp.	51,100	5,194,826

		11,196,075

Automobile Manufacturers – 0.5%
General Motors Corp.(a)	81,000	2,380,590

Automotive Parts – 0.2%
Delphi Corp.(a)	177,600	795,648

Beverages – 1.1%
Coca-Cola Co.	61,700	2,571,039
PepsiCo, Inc.	55,400	2,937,862

		5,508,901

Broadcasting – 0.3%
Univision Communications, Inc. (Class “A” Stock)*	50,000	1,384,500

Building Materials – 1.0%
American Standard Cos., Inc.	57,000	2,649,360
Masco Corp.	50,500	1,750,835
Sherwin-Williams Co. (The)	13,900	611,461

		5,011,656

Business Services – 0.3%
Fiserv, Inc.*	35,700	1,420,860

Cable Television – 0.6%
Comcast Corp. (Class “A” Stock)*	85,500	2,888,190

Chemicals – 1.0%
DuPont, (E.I.) de Nemours & Co.	26,800	1,373,232
Eastman Chemical Co.	9,000	531,000
Hercules, Inc.*	6,900	99,912
Lubrizol Corp.	35,700	1,450,848
PPG Industries, Inc.	22,000	1,573,440

		5,028,432

Clothing & Apparel – 0.4%
VF Corp.	34,375	2,032,938

Commercial Services
PHH Corp.*	1,830	40,022

Computer Hardware – 4.3%
Apple Computer, Inc.* (a)	12,600	525,042
Dell, Inc.*	195,185	7,499,008
Hewlett-Packard Co. (a)	239,760	5,260,334
Ingram Micro, Inc. (Class “A” Stock)*	33,200	553,444
International Business Machines Corp.	70,600	6,451,428
Network Appliance, Inc.*	69,600	1,925,136

		22,214,392

Computer Services & Software – 5.8%
Adobe Systems, Inc. (a)	10,600	712,002
Cisco Systems, Inc.*	159,400	2,851,666
Electronic Arts, Inc.* (a)	50,000	2,589,000
Electronic Data Systems Corp.	29,300	605,631
EMC Corp.*	143,400	1,766,688
Mercury Interactive Corp.* (a)	16,900	800,722
Microsoft Corp.	668,500	16,157,645
Oracle Corp.*	322,600	4,026,048

Tech Data Corp.*	33,000	1,222,980

		30,732,382

Conglomerates – 3.5%
3M Co.	13,900	1,191,091
Altria Group, Inc.	154,900	10,128,911
Cendant Corp.	36,600	751,764
Honeywell International, Inc.	44,900	1,670,729
Textron, Inc.	20,000	1,492,400
Tyco International Ltd. (a)	88,100	2,977,780

		18,212,675

Construction – 0.4%
Lennar Corp. (Class “A” Stock)	15,700	889,876
Pulte Homes, Inc.	12,800	942,464

		1,832,340

Consumer Products & Services – 6.2%
Avon Products, Inc.	74,000	3,177,560
Colgate-Palmolive Co.	72,500	3,782,325
Fortune Brands, Inc.	27,400	2,209,262
Johnson & Johnson	118,700	7,971,892
Lauder, (Estee) Cos., Inc. (Class “A” Stock)	32,300	1,452,854
Newell Rubbermaid, Inc.	41,400	908,316
Procter & Gamble Co. (a)	202,100	10,711,300
Reynolds American, Inc.	26,800	2,159,812
UST, Inc.	13,300	687,610

		33,060,931

Containers & Packaging – 0.1%
Sonoco Products Co.	20,500	591,425

Electronic Components & Equipment – 5.7%
Arrow Electronics, Inc.*	28,300	717,405
Avnet, Inc.*	28,700	528,654
Eastman Kodak Co. (a)	47,700	1,552,635
Emerson Electric Co.	14,000	909,020
Flextronics International Ltd.* (a)	31,000	373,240
General Electric Co.	641,670	23,138,620
Hubbell, Inc. (Class “B” Stock)	21,000	1,073,100
Solectron Corp.*	260,000	902,200
Vishay Intertechnology, Inc.*	25,000	310,750

		29,505,624

Entertainment & Leisure – 2.8%
Carnival Corp. (a)	30,900	1,600,929
Disney, (Walt) Co.	47,100	1,353,183
Harley-Davidson, Inc.	50,600	2,922,656
International Game Technology Group, Inc.	59,000	1,572,940
Time Warner, Inc.*	358,000	6,282,900
Viacom, Inc. (Class “B” Stock)	27,900	971,757

		14,704,365

Farming & Agriculture – 0.3%
Bunge Ltd. (a)	32,300	1,740,324

Financial - Bank & Trust – 5.7%
Bank of America Corp.	226,652	9,995,354
BB&T Corp.	15,800	617,464
Comerica, Inc. (a)	43,300	2,384,964
Commerce Bancorp, Inc. (a)	50,000	1,623,500
Huntington Bancshares, Inc.	34,200	817,380
National City Corp.	95,400	3,195,900
North Fork Bancorp, Inc.	31,950	886,293
Regions Financial Corp.	15,176	491,702
SunTrust Banks, Inc.	36,300	2,616,141
U.S. Bancorp	71,000	2,046,220
Wachovia Corp. (a)	62,800	3,197,148
Wells Fargo & Co.	30,800	1,841,840

		29,713,906

Financial Services – 9.4%
American Express Co.	61,000	3,133,570
Bank of New York Co., Inc. (The)*	30,300	880,215
Citigroup, Inc.	342,900	15,409,925
Fannie Mae (a)	9,500	517,275
Franklin Resources, Inc.	900	61,785

Goldman Sachs Group, Inc.	26,900	2,958,731
JP Morgan Chase & Co.	196,776	6,808,450
KeyCorp	76,000	2,466,200
Legg Mason, Inc. (a)	21,750	1,699,545
Lehman Brothers Holdings, Inc.	33,000	3,107,280
MBNA Corp.	183,500	4,504,925
Merrill Lynch & Co., Inc.	59,000	3,339,400
Morgan Stanley Dean Witter & Co.	46,900	2,685,025
PNC Financial Services Group	39,100	2,012,868

		49,585,194

Food – 1.2%
Albertson’s, Inc. (a)	67,500	1,393,875
Archer-Daniels-Midland Co. (a)	52,808	1,298,021
Dean Foods Co.*	40,400	1,385,720
Safeway, Inc.*	86,100	1,595,433
Wrigley, (Wm., Jr.) Co.	11,000	721,270

		6,394,319

Healthcare Services – 2.9%
Caremark Rx, Inc.* (a)	85,700	3,409,146
HCA, Inc. (a)	24,200	1,296,394
Health Management Associates, Inc. (Class “A” Stock)	80,000	2,094,400
UnitedHealth Group, Inc.	86,000	8,202,680

		15,002,620

Industrial Products – 0.2%
Cooper Industries Ltd. (Class “A” Stock)	13,900	994,128

Insurance – 6.7%
ACE Ltd.	42,500	1,753,975
AFLAC, Inc.	21,300	793,638
Allstate Corp.	17,100	924,426
American International Group, Inc.	183,487	10,167,015
Axis Capital Holdings Ltd.	45,400	1,227,616
Chubb Corp.	33,900	2,687,253
Hartford Financial Services Group, Inc. (The)	39,500	2,708,120
Lincoln National Corp.	44,800	2,022,272
Loews Corp.	33,400	2,456,236
St. Paul Travelers Cos., Inc. (The) (a)	64,695	2,376,247
UnumProvident Corp. (a)	93,000	1,582,860
WellPoint, Inc.*	35,300	4,424,855
XL Capital Ltd. (Class “A” Stock)	30,500	2,207,285

		35,331,798

Internet Services – 2.6%
eBay, Inc.*	165,600	6,170,256
McAfee, Inc.*	51,400	1,159,584
Yahoo!, Inc.*	182,200	6,176,580

		13,506,420

Machinery & Equipment – 0.4%
Eaton Corp.	28,700	1,876,980

Medical Supplies & Equipment – 3.6%
Abbott Laboratories	58,600	2,731,932
Alcon, Inc. (Switzerland)	16,600	1,482,214
Amgen, Inc.*	132,200	7,695,362
Applera Corp. - Applied Biosystems Group	55,000	1,085,700
St. Jude Medical, Inc.*	68,000	2,448,000
Zimmer Holdings, Inc.*	40,400	3,143,524

		18,586,732

Metals & Mining – 0.8%
Alcan, Inc. (Canada)	19,000	720,480
Alcoa, Inc.	29,800	905,622
Novelis, Inc. (Canada)	3,800	83,296
United States Steel Corp. (a)	50,400	2,562,840

		4,272,238

Office Equipment – 0.1%
Pitney Bowes, Inc.	13,000	586,560

Oil & Gas – 8.3%
Baker Hughes, Inc.	22,000	978,780
BP PLC [ADR] (United Kingdom)	18,100	1,129,440
ChevronTexaco Corp.	127,876	7,456,450

ConocoPhillips	56,453	6,087,892
El Paso Corp.	79,500	841,110
Exxon Mobil Corp.	256,900	15,311,239
FMC Technologies, Inc.*	16,100	534,198
Halliburton Co.	30,400	1,314,800
Marathon Oil Corp.	48,000	2,252,160
Nabors Industries Ltd.*	36,500	2,158,610
Occidental Petroleum Corp.	38,300	2,725,811
Transocean, Inc. (Cayman Islands)*	15,300	787,338
XTO Energy, Inc.	61,333	2,014,176

		43,592,004

Paper & Forest Products – 0.5%
Georgia-Pacific Corp.	14,700	521,703
International Paper Co.	55,400	2,038,166

		2,559,869

Personal Services – 0.5%
Apollo Group, Inc. (Class “A” Stock)* (a)	33,400	2,473,604

Pharmaceuticals – 2.2%
Bristol-Meyers Squibb Co.	60,600	1,542,876
Cephalon, Inc.*	24,000	1,123,920
Forest Laboratories, Inc.*	54,600	2,017,470
Lilly, (Eli) & Co.	6,500	338,650
Merck & Co., Inc.	20,200	653,874
Pfizer, Inc.	225,720	5,929,664

		11,606,454

Printing & Publishing – 0.3%
Donnelley, (R.R.) & Sons Co.	48,000	1,517,760

Railroads – 0.8%
Burlington Northern Santa Fe Corp.	15,000	808,950
CSX Corp.	47,300	1,970,045
Norfolk Southern Corp.	38,400	1,422,720

		4,201,715

Real Estate – 0.4%
Equity Office Properties Trust [REIT]	44,500	1,340,785
Equity Residential Properties Trust [REIT]	18,000	579,780

		1,920,565

Restaurants – 1.3%
McDonald’s Corp.	63,200	1,968,048
Starbucks Corp.*	69,000	3,564,540
Wendy’s International, Inc.	33,000	1,288,320

		6,820,908

Retail & Merchandising – 6.5%
Federated Department Stores, Inc.	14,900	948,236
Home Depot, Inc.	178,700	6,833,488
Lowe’s Cos., Inc. (a)	108,400	6,188,556
OfficeMax, Inc.	47,000	1,574,500
Rite Aid Corp.*	200,600	794,376
SUPERVALU, Inc.	31,900	1,063,865
Target Corp.	107,500	5,377,150
TJX Cos., Inc.	100,100	2,465,463
Wal-Mart Stores, Inc.	150,100	7,521,511
Williams-Sonoma, Inc.* (a)	51,500	1,892,625

		34,659,770

Semiconductors – 1.6%
Broadcom Corp. (Class “A” Stock)*	36,900	1,104,048
Intel Corp.	268,880	6,246,082
Marvell Technology Group Ltd.*	26,600	1,019,844

		8,369,974

Telecommunications – 4.7%
ALLTEL Corp. (a)	14,000	767,900
BellSouth Corp.	96,200	2,529,098
Corning, Inc.*	78,000	868,140
Lucent Technologies, Inc.* (a)	259,000	712,250
Motorola, Inc.	136,800	2,047,896
Nextel Communications, Inc. (Class “A” Stock)*	48,600	1,381,212
Qualcomm, Inc.*	107,900	3,954,535
SBC Communications, Inc. (a)	168,100	3,982,289

Sprint Corp. (a)	150,400	3,421,600
Tellabs, Inc.*	70,000	511,000
Verizon Communications, Inc.	117,700	4,178,350

		24,354,270

Transportation – 1.0%
United Parcel Service, Inc. (Class “B” Stock)	71,600	5,208,184

Utilities – 1.6%
American Electric Power Co., Inc.	29,460	1,003,408
DTE Energy Co.	42,000	1,910,160
FirstEnergy Corp.	50,500	2,118,475
FPL Group, Inc.	11,200	449,680
Progress Energy, Inc. (a)	42,500	1,782,875
Sempra Energy (a)	22,900	912,336

		8,176,934

TOTAL LONG-TERM INVESTMENTS (Cost $472,828,945)		522,345,484

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 6.2%
Certificates of Deposit – 0.5%
Banco Santander PR
2.72%, 04/07/05 (b)(c)	$1,112	1,112,215
Fortis Bank NY
1.775%, 06/06/05 (b)	516	516,156
Societe Generale
2.76%, 04/14/05 (b)	1,232	1,231,271

		2,859,642

Commercial Paper – 2.5%
Countrywide Home Loans
2.816%, 04/27/05 (b)	5,380	5,368,305
Falcon Asset Securitization
2.77%, 04/15/05 (b)	416	415,038
Liberty Funding Corp.
2.80%, 04/22/05 (b)	2,524	2,517,767
Nordeutsche Landesbank
2.805%, 04/18/05 (b)	315	314,582
Skandinaviska Enskilda Banken
2.80%, 04/17/05 (b)(c)	4,413	4,412,506

		13,028,198

Corporate Obligations – 1.7%
Bank of America NA
2.80%, 04/01/05 (b)(c)	1,044	1,044,384
Goldman Sachs Group, Inc.
2.955%, 04/01/05 (b)(c)	160	160,325
Lehman Brothers
2.935%, 04/01/05 (b)(c)	505	504,857
Merrill Lynch & Co., Inc.
2.975%, 04/01/05 (b)	204	203,752
Morgan Stanley
2.84%, 04/01/05 (b)(c)	3,707	3,706,788
Natexis Banque NY
2.925%, 04/01/05 (b)(c)	431	431,096
Sedna Finance Corp.
2.78%, 04/15/05 (b)(c)	2,676	2,676,109

		8,727,311

Time Deposits – 0.5%
Chase Manhattan Bank
2.843%, 04/01/05 (b)	2,238	2,238,457
Societe Generale NY
2.875%, 04/01/05 (b)	218	217,778

		2,456,235

	Shares
Non-Registered Investment Company – 1.0%
BlackRock Institutional Money Market Trust(b) (j)	4,970,506	4,970,506

Registered Investment Companies
BlackRock Provident Institutional Funds TempCash Portfolio (j)	67,224	67,224
BlackRock Provident Institutional Funds TempFund Portfolio (j)	67,224	67,224

		134,448

TOTAL SHORT-TERM INVESTMENTS (Cost $32,176,340)		32,176,340

Total Investments — 106.2% (Cost $505,005,285 (p))		554,521,824
Liabilities in Excess of Other Assets — (6.2%)		(32,507,862)

Net Assets — 100.0%		$522,013,962

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $31,090,996; cash collateral of $32,041,892 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $507,036,638; accordingly, net unrealized appreciation on investments for federal income tax purposes was $47,485,186 (gross unrealized appreciation - $80,301,914; gross unrealized depreciation - $32,816,728). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST American Century Income & Growth Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCK - 99.0%
Aerospace – 1.0%
Northrop Grumman Corp.	73,880	$3,988,043
United Technologies Corp.	878	89,257

		4,077,300

Airlines – 0.1%
Delta Air Lines, Inc.*(a)	6,780	27,459
Southwest Airlines Co.	25,557	363,932

		391,391

Automobile Manufacturers – 1.3%
Ford Motor Co.(a)	504,782	5,719,180

Automotive Parts – 0.7%
Magna International, Inc. (Class “A” Stock)	42,837	2,865,796
Sonic Automotive, Inc.	3,516	79,848

		2,945,644

Beverages – 0.7%
Coca-Cola Co.	5,888	245,353
Molson Coors Brewing Co. (Class “B” Stock)	31,329	2,417,658
PepsiCo, Inc.(a)	7,217	382,718

		3,045,729

Broadcasting – 0.1%
Clear Channel Communications, Inc.	5,377	185,345
News Corp Inc., (Class “A” Stock)	14,761	249,756

		435,101

Business Services – 0.1%
Fiserv, Inc.*	1,121	44,616
Harland, (John H.) Co.	15,163	521,000

		565,616

Cable Television
Comcast Corp. (Class “A” Stock)*(a)	1,344	45,400
EchoStar Communications Corp. (Class “A” Stock)	1,342	39,254

		84,654

Chemicals – 0.2%
Dow Chemical Co.	7,750	386,337
PPG Industries, Inc.	5,219	373,263
Praxair, Inc.	2,235	106,967

		866,567

Computer Hardware – 4.9%
Dell, Inc.*	2,351	90,325
Hewlett-Packard Co.(a)	251,067	5,508,410
Ingram Micro, Inc. (Class “A” Stock)*	134,083	2,235,164
International Business Machines Corp.(a)	141,509	12,931,092
Lexmark International, Inc.*	1,677	134,110

		20,899,101

Computer Services & Software – 3.2%
Cisco Systems, Inc.*	37,858	677,280
Computer Sciences Corp.*(a)	104,429	4,788,070
Microsoft Corp.	314,112	7,592,086
Tech Data Corp.*	19,315	715,814
Veritas Software Corp.*	3,305	76,742

		13,849,992

Conglomerates – 2.7%
Altria Group, Inc.	72,906	4,767,323
Cendant Corp.	163,694	3,362,275
Tyco International Ltd.(a)	105,826	3,576,919

		11,706,517

Construction – 0.2%
NVR, Inc.*	817	641,345

Consumer Products & Services – 6.2%
American Greetings Corp. (Class “A” Stock)(a)	22,048	561,783
Black & Decker Corp.(a)	20,431	1,613,845
Colgate-Palmolive Co.	1,865	97,297
Johnson & Johnson(a)	219,541	14,744,374
Kimberly-Clark Corp.	35,078	2,305,677
Newell Rubbermaid, Inc.(a)	46,043	1,010,183
Procter & Gamble Co.(a)	22,920	1,214,760
Rent-A-Center, Inc.*(a)	52,258	1,427,166
Reynolds American, Inc.	37,585	3,028,975
Whirlpool Corp.	4,679	316,909

		26,320,969

Containers & Packaging
Silgan Holdings, Inc.	1,247	81,030

Electronic Components & Equipment – 1.7%
Arrow Electronics, Inc.*	16,930	429,176
Eastman Kodak Co.(a)	164,353	5,349,689
General Electric Co.(a)	39,761	1,433,782

		7,212,647

Entertainment & Leisure – 3.8%
Disney, (Walt) Co.(a)	221,291	6,357,690
Harley-Davidson, Inc.(a)	725	41,876
Regal Entertainment Group (Class “A” Stock)	84,350	1,773,881
Time Warner, Inc.*	380,528	6,678,266
Viacom, Inc. (Class “B” Stock)	39,358	1,370,839

		16,222,552

Farming & Agriculture – 0.3%
Monsanto Co.	19,900	1,283,550
Financial - Bank & Trust – 10.0%
Bank of America Corp.(a)	435,566	19,208,461
Comerica, Inc.	9,342	514,557
First Horizon National Corp.	2,992	122,044
Flagstar Bancorp, Inc.	16,933	331,040
Fremont General Corp.(a)	60,221	1,324,260
National City Corp.	373,745	12,520,458
Wachovia Corp.(a)	97,075	4,942,088
Wells Fargo & Co.(a)	57,531	3,440,354

		42,403,262

Financial Services – 4.9%
American Express Co.(a)	6,523	335,087
Capital One Financial Corp.(a)	42,033	3,142,807
Citigroup, Inc.(a)	82,000	3,685,080
Countrywide Financial Corp.(a)	280,800	9,114,768
Edwards, (A.G.), Inc.	12,445	557,536
Fannie Mae(a)	22,293	1,213,854
Goldman Sachs Group, Inc.(a)	2,775	305,222
Legg Mason, Inc.(a)	2,328	181,910
Lehman Brothers Holdings, Inc.(a)	4,172	392,836
Merrill Lynch & Co., Inc.(a)	5,754	325,676
Washington Mutual, Inc.(a)	45,210	1,785,795

		21,040,571

Food – 2.3%
Albertson’s, Inc.(a)	142,998	2,952,909
Archer-Daniels-Midland Co.(a)	65,669	1,614,144
Pilgrim’s Pride Corp.(a)	89,748	3,205,798
Sanderson Farms, Inc.	16,105	695,897
Tyson Foods, Inc. (Class “A” Stock)	80,773	1,347,294

		9,816,042

Healthcare Services – 0.4%
Kindred Healthcare, Inc.*	6,879	241,453
McKesson Corp.	34,884	1,316,871

		1,558,324

Insurance – 6.3%
ACE Ltd.	52,287	2,157,884
American International Group, Inc.(a)	6,111	338,611
AON Corp.(a)	34,704	792,639
Berkley, (W.R.) Corp.	51,407	2,549,787
CIGNA Corp.	93,550	8,354,016

First American Corp.	137,511	4,529,612
Hartford Financial Services Group, Inc. (The)(a)	40,336	2,765,436
Lincoln National Corp.	31,263	1,411,212
Loews Corp.	21,643	1,591,626
Protective Life Corp.	33,803	1,328,458
St. Paul Travelers Cos., Inc. (The)(a)	16,630	610,820

		26,430,101

Internet Services – 1.7%
CheckFree Corp.*(a)	8,950	364,802
EarthLink, Inc.*	440,790	3,967,111
Sabre Holdings Corp. (Class “A” Stock)(a)	74,997	1,640,934
United Online, Inc.*	127,490	1,334,820

		7,307,667

Machinery & Equipment – 1.2%
Caterpillar, Inc.	2,689	245,882
Cummins, Inc.	66,326	4,666,034
Eaton Corp.	4,298	281,089

		5,193,005

Medical Supplies & Equipment – 2.1%
Abbott Laboratories	7,238	337,436
AmerisourceBergen Corp.	62,561	3,584,120
Amgen, Inc.*(a)	4,201	244,540
Applera Corp. - Applied Biosystems Group	90,939	1,795,136
Bard, (C.R.), Inc.	2,666	181,501
Baxter International, Inc.	5,701	193,720
Becton, Dickinson & Co.	43,974	2,568,961
Genzyme Corp.*	2,576	147,450
Guidant Corp.	1,510	111,589

		9,164,453

Metals & Mining – 1.5%
Phelps Dodge Corp.	49,068	4,991,688
United States Steel Corp.(a)	30,053	1,528,195

		6,519,883

Office Equipment
Xerox Corp.*	10,053	152,303

Oil & Gas – 10.3%
ChevronTexaco Corp.	343,156	20,009,426
ConocoPhillips	60,411	6,514,722
Exxon Mobil Corp.(a)	98,457	5,868,037
Halliburton Co.(a)	1,358	58,734
Marathon Oil Corp.(a)	10,356	485,904
National Fuel Gas Co.	14,690	419,987
Nicor, Inc.(a)	88,312	3,275,492
Occidental Petroleum Corp.	24,616	1,751,921
Schlumberger Ltd.	2,724	191,988
Sunoco, Inc.	45,529	4,713,162
Unocal Corp.	5,735	353,792

		43,643,165

Paper & Forest Products – 2.2%
Georgia-Pacific Corp.(a)	66,460	2,358,665
Louisiana-Pacific Corp.(a)	176,448	4,435,903
Plum Creek Timber Co., Inc.	3,361	119,988
Weyerhaeuser Co.(a)	38,438	2,633,004

		9,547,560

Pharmaceuticals – 6.9%
Allergan, Inc.(a)	450	31,262
Bristol-Meyers Squibb Co.(a)	229,547	5,844,267
Cardinal Health, Inc.(a)	33,704	1,880,683
Gilead Sciences, Inc.*	4,786	171,339
Kos Pharmaceuticals, Inc.*	27,925	1,163,914
Lilly, (Eli) & Co.	1,548	80,651
Merck & Co., Inc.(a)	303,503	9,824,391
Pfizer, Inc.	369,111	9,696,546
Wyeth	2,909	122,702

		28,815,755

Printing & Publishing
New York Times Co. (Class “A” Stock)	899	32,885

Railroads – 0.5%
Burlington Northern Santa Fe Corp.	12,556	677,145
CSX Corp.	5,621	234,115
Norfolk Southern Corp.	14,929	553,119
Union Pacific Corp.(a)	12,076	841,697

		2,306,076

Real Estate – 2.9%
Apartment Investment & Management Co. (Class “A” Stock)[REIT](a)	49,447	1,839,428
CBL & Associates Properties, Inc. [REIT]	82,603	5,906,941
Colonial Properties Trust [REIT]	45,037	1,729,871
Cresent Real Estate Equities Co. [REIT]	33,479	547,047
General Growth Properties, Inc. [REIT]	4,452	151,813
HRPT Properties Trust [REIT]	33,213	395,567
Lexington Corp. Properties Trust [REIT]	9,125	200,203
Trizec Properties, Inc. [REIT]	48,553	922,507
Vornado Realty Trust [REIT](a)	12,494	865,459

		12,558,836

Restaurants – 1.4%
McDonald’s Corp.	195,597	6,090,891

Retail & Merchandising – 4.4%
Barnes & Noble, Inc.*	53,008	1,828,246
Charming Shoppes, Inc.*	50,840	413,329
CVS Corp.(a)	1,514	79,667
Dillard’s, Inc. (Class “A” Stock)	20,197	543,299
Federated Department Stores, Inc.(a)	86,467	5,502,760
Gamestop Corp. (Class “A” Stock)*	19,835	442,321
Home Depot, Inc.	7,867	300,834
Limited Brands, Inc.	11,362	276,097
Sears Holdings Corp.*(a)	22,636	3,014,436
SUPERVALU, Inc.(a)	186,050	6,204,767
Target Corp.	1,865	93,287

		18,699,043

Semiconductors – 3.3%
Analog Devices, Inc.	3,608	130,393
Intel Corp.(a)	560,629	13,023,412
MEMC Electronic Materials, Inc.*	3,283	44,156
Novellus Systems, Inc.*(a)	1,404	37,529
Omnivision Technologies, Inc.*(a)	19,474	295,031
Texas Instruments, Inc.(a)	13,487	343,784

		13,874,305

Telecommunications – 4.3%
ALLTEL Corp.(a)	58,569	3,212,510
AT&T Corp.(a)	288,394	5,407,387
Harris Corp.	1,396	45,579
Motorola, Inc.	318,066	4,761,448
Nortel Networks Corp. (Canada)*	21,837	59,615
Sprint Corp.(a)	33,078	752,525
Verizon Communications, Inc.(a)	120,570	4,280,235

		18,519,299

Transportation – 0.9%
FedEx Corp.	9,679	909,342
United Parcel Service, Inc. (Class “B” Stock)(a)	40,635	2,955,790

		3,865,132

Utilities – 4.3%
American Electric Power Co., Inc.(a)	126,935	4,323,406
Constellation Energy Group, Inc.	10,243	529,563
Dominion Resources, Inc.	1,988	147,967
Duke Energy Corp.(a)	37,539	1,051,467
Entergy Corp.	4,090	288,999
Exelon Corp.	36,768	1,687,284
FirstEnergy Corp.	215,908	9,057,341
FPL Group, Inc.	19,248	772,807
Great Plains Energy, Inc.	7,324	223,968
UGI Corp.	1,734	78,758

		18,161,560

TOTAL COMMON STOCK (Cost $397,123,598)		422,049,003

PREFERRED STOCK – 0.4%
Automobile Manufacturers – 0.1%
General Motors Corp. (Class “B” Stock)	18,144	338,930

5.25%*[CVT]
Financial Services – 0.2%
Ford Motor Co. Capital Trust II 6.50%*[CVT]	14,767	669,536

Office Equipment – 0.1%
Xerox Corp. 6.125%[CVT]	6,311	830,401

TOTAL PREFERRED STOCK (Cost $1,917,277)		1,838,867

	Units
WARRANT
Telecommunications
Lucent Technologies, Inc., expiring 12/10/07* (Cost $1,915)	1,408	943

TOTAL LONG-TERM INVESTMENTS (Cost $399,042,790)		423,888,813

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 41.8%
Certificates of Deposit – 6.8%
Banco Santander PR	$6,838	6,838,252
2.72%, 04/07/05 (b)(c)
Canadian Imperial Bank of Commerce	11,940	11,937,636
1.72%, 05/25/05 (b)
Eurohypo AG	3,648	3,647,851
2.78%, 04/18/05 (b)
Fortis Bank	1,364	1,364,162
2.055%, 06/08/05 (b)
Fortis Bank NY	5,202	5,200,964
1.775%, 06/06/05 (b)

		28,988,865

Commercial Paper – 15.0%
Countrywide Home Loans	4,745	4,734,210
2.816%, 04/27/05 (b)
Falcon Asset Securitization	4,503	4,492,567
2.77%, 04/15/05 (b)
Liberty Funding Corp.	18,763	18,717,294
2.80%, 04/22/05 (b)
Nordeutsche Landesbank	14,449	14,419,877
2.805%, 04/18/05 (b)
Skandinaviska Enskilda Banken	6,925	6,925,223
2.80%, 04/17/05 (b)(c)
Thames Asset Global Securities	14,572	14,538,807
2.80%, 04/20/05 (b)

		63,827,978

Corporate Obligations – 9.2%
Bank of America NA	8,565	8,564,607
2.80%, 04/01/05 (b)(c)
Goldman Sachs Group, Inc.	4,320	4,319,624
2.955%, 04/01/05 (b)(c)
Lehman Brothers	881	881,212
2.935%, 04/01/05 (b)(c)
Merrill Lynch & Co., Inc.	985	984,615
2.975%, 04/01/05 (b)
Morgan Stanley
2.82%, 04/01/05 (b)(c)	6,336	6,336,459
2.84%, 04/01/05 (b)(c)	1,193	1,193,283
Natexis Banque NY	13,665	13,664,514
2.925%, 04/01/05 (b)(c)
Sedna Finance Corp.	3,474	3,473,895
2.78%, 04/15/05 (b)(c)

		39,418,209

Time Deposits – 3.1%
Chase Manhattan Bank	12,002	12,001,675
2.843%, 04/01/05 (b)
Societe Generale NY	1,052	1,052,395
2.875%, 04/01/05 (b)

		13,054,070

U.S. Government Agency Obligation – 0.7%
Federal Home Loan Banks	3,000	3,000,000

2.54% 04/01/05

	Shares
Non-Registered Investment Company – 7.0%
BlackRock Institutional Money Market Trust(b)(j)	29,988,963	29,988,963

Registered Investment Companies
BlackRock Provident Institutional Funds TempCash Portfolio (j)	47,047	47,047
BlackRock Provident Institutional Funds TempFund Portfolio (j)	47,046	47,046

		94,093

TOTAL SHORT-TERM INVESTMENTS (Cost $178,372,178)		178,372,178

Total Investments — 141.2% (Cost $577,414,968(p))		602,260,991

Liabilities in Excess of Other Assets — (41.2%)		(175,643,093)

Net Assets — 100.0%		$426,617,898

The following abbreviations are used throughout the Schedule of Investments:

CVT	Convertible Security

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $169,749,364; cash collateral of $175,278,085 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $592,555,463; accordingly, net unrealized appreciation on investments for federal income tax purposes was $9,705,528 (gross unrealized appreciation - $26,959,531; gross unrealized depreciation - $17,254,003). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Cash of $157,500 has been segregated with the custodian to cover requirements for the following open futures contracts at March 31, 2005:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at March 31, 2005	Unrealized Depreciation
Long Position:
10	S&P 500	Jun 05	$2,993,125	$2,959,750	$(33,375)

AST AllianceBernstein Growth and Income Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 99.1%
COMMON STOCK
Aerospace – 1.2%
General Dynamics Corp.	73,200	$7,836,060
United Technologies Corp.	185,000	18,807,100

		26,643,160

Broadcasting – 2.8%
Clear Channel Communications, Inc.(a)	201,100	6,931,917
News Corp. (Class “A” Stock)	2,211,900	37,425,348
Westwood One, Inc.*	1,000,000	20,350,000

		64,707,265

Building Materials – 0.8%
American Standard Cos., Inc.	400,000	18,592,000

Business Services – 1.6%
Fiserv, Inc.*	900,700	35,847,860

Cable Television – 1.5%
Comcast Corp. (Class “A” Stock)*	500,000	16,890,000
Comcast Corp. (Special Class “A” Stock)*(a)	550,000	18,370,000

		35,260,000

Chemicals – 2.4%
Air Products & Chemicals, Inc.	396,700	25,107,143
DuPont, (E.I.) de Nemours & Co.	584,200	29,934,408

		55,041,551

Computer Services & Software – 5.8%
Microsoft Corp.	4,191,400	101,306,138
Oracle Corp.*	854,200	10,660,416
Symantec Corp.*	954,100	20,350,953

		132,317,507

Conglomerates – 4.0%
3M Co.	125,000	10,711,250
Altria Group, Inc.	965,000	63,101,350
Johnson Controls, Inc.	300,000	16,728,000

		90,540,600

Consumer Products & Services – 6.3%
Avon Products, Inc.(a)	1,109,300	47,633,342
Fortune Brands, Inc.	343,900	27,728,657
Lauder, (Estee) Cos., Inc. (Class “A” Stock)	250,000	11,245,000
Loews Corp. - Carolina Group	600,000	19,860,000
Procter & Gamble Co.	719,900	38,154,700

		144,621,699

Electronic Components & Equipment – 5.5%
Emerson Electric Co.(a)	282,300	18,329,739
General Electric Co.	2,961,300	106,784,478

		125,114,217

Entertainment & Leisure – 6.1%
Harley-Davidson, Inc.(a)	340,000	19,638,400
Royal Caribbean Cruises Ltd.(a)	100,000	4,469,000
Time Warner, Inc.*	2,526,000	44,331,300
Viacom, Inc. (Class “B” Stock)	2,029,700	70,694,451

		139,133,151

Financial - Bank & Trust – 3.6%
Bank of America Corp.	995,700	43,910,370
North Fork Bancorp, Inc.	773,700	21,462,438
Wachovia Corp.	346,300	17,630,133

		83,002,941

Financial Services – 12.9%
American Express Co.	111,400	5,722,618
Citigroup, Inc.	2,116,300	95,106,522
Fannie Mae(a)	900,000	49,005,000

J.P. Morgan Chase & Co.	2,198,400	$76,064,640
MBNA Corp.	760,700	18,675,185
Merrill Lynch & Co., Inc.	647,000	36,620,200
Morgan Stanley Dean Witter & Co.	282,900	16,196,025

		297,390,190

Food – 0.5%
Dean Foods Co.*	322,600	11,065,180

Healthcare Services – 2.3%
Caremark Rx, Inc.*(a)	264,800	10,533,744
Health Management Associates, Inc. (Class “A” Stock)(a)	951,800	24,918,124
UnitedHealth Group, Inc.	190,300	18,150,814

		53,602,682

Industrial Products – 0.6%
Ingersoll-Rand Co., Ltd. (Class “A” Stock)	167,700	13,357,305

Insurance – 11.7%
ACE Ltd.	1,231,000	50,803,370
AFLAC, Inc.	200,000	7,452,000
Allstate Corp. (The)	258,400	13,969,104
American International Group, Inc.(a)	1,744,800	96,679,368
Axis Capital Holdings Ltd.	825,000	22,308,000
MetLife, Inc.	397,100	15,526,610
WellPoint, Inc.*	484,200	60,694,470

		267,432,922

Machinery & Equipment – 0.1%
Deere & Co.	50,000	3,356,500

Medical Supplies & Equipment – 3.3%
Applera Corp. - Applied Biosystems Group	400,000	7,896,000
Beckman Coulter, Inc.	165,400	10,990,830
Boston Scientific Corp.*	1,897,400	55,574,846

		74,461,676

Metals & Mining – 0.8%
Alcoa, Inc.	600,000	18,234,000

Oil & Gas – 12.0%
Baker Hughes, Inc.	501,000	22,289,490
BP PLC [ADR] (United Kingdom)	326,900	20,398,560
ConocoPhillips	707,800	76,329,152
EnCana Corp. (Canada)	240,300	16,921,926
Exxon Mobil Corp.	691,800	41,231,280
FMC Technologies, Inc.*	300,000	9,954,000
Nabors Industries Ltd.*	346,600	20,497,924
Noble Energy, Inc.(a)	394,500	26,833,890
Occidental Petroleum Corp.	194,500	13,842,565
Patina Oil & Gas Corp.	141,900	5,676,000
Schlumberger Ltd. (Netherland Antilles)	309,600	21,820,608

		275,795,395

Pharmaceuticals – 1.4%
Forest Laboratories, Inc.*	300,000	11,085,000
Pfizer, Inc.	764,000	20,070,280

		31,155,280

Railroads – 2.5%
Burlington Northern Santa Fe Corp.	269,100	14,512,563
Union Pacific Corp.	612,600	42,698,220

		57,210,783

Restaurants – 0.7%
Wendy’s International, Inc.	398,500	15,557,440

Retail & Merchandising – 3.5%
Bed Bath & Beyond, Inc.*	123,800	4,523,652
Home Depot, Inc.	1,600,000	61,184,000
Lowe’s Cos., Inc.(a)	252,400	14,409,516

		80,117,168

Semiconductors – 0.2%
Maxim Integrated Products, Inc.	139,400	5,697,278

Telecommunications – 2.1%
BellSouth Corp.	750,000	$19,717,500
SBC Communications, Inc.	443,500	10,506,515
Verizon Communications, Inc.	500,000	17,750,000

		47,974,015

Utilities – 2.9%
Entergy Corp.	236,600	16,718,156
Exelon Corp.	387,400	17,777,786
PPL Corp.	327,900	17,703,321
Sempra Energy(a)	350,000	13,944,000

		66,143,263

TOTAL LONG-TERM INVESTMENTS (Cost $2,022,080,964)		2,269,373,028

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 4.9%
Certificates of Deposit – 1.1%
Banco Santander PR
2.72%, 04/07/05 (b)(c)	$19,566	19,565,624
Eurohypo AG
2.78%, 04/18/05 (b)	2,765	2,764,590
Societe Generale
2.76%, 04/14/05 (b)	2,642	2,641,467

		24,971,681

Commercial Paper – 0.5%
Liberty Funding Corp.
2.80%, 04/22/05 (b)	3,465	3,456,460
Nordeutsche Landesbank
2.805%, 04/18/05 (b)	1,167	1,165,110
Skandinaviska Enskilda Banken
2.80%, 04/17/05 (b)(c)	5,941	5,941,008

		10,562,578

Corporate Obligations – 0.9%
Goldman Sachs Group, Inc.
2.955%, 04/01/05 (b)(c)	14,517	14,517,308
Lehman Brothers
2.935%, 04/01/05 (b)(c)	292	292,286
Merrill Lynch & Co., Inc.
2.975%, 04/01/05 (b)	1,154	1,153,696
Natexis Banque NY
2.925%, 04/01/05 (b)(c)	4,331	4,330,869

		20,294,159

Time Deposits – 0.4%
Chase Manhattan Bank
2.843%, 04/01/05 (b)	6,974	6,973,797
Societe Generale NY
2.875%, 04/01/05 (b)	1,233	1,233,116

		8,206,913

	Shares
Non-Registered Investment Company – 1.1%
BlackRock Institutional Money Market Trust(b) (j)	27,623,728	27,623,728

Registered Investment Companies – 0.9%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	9,863,842	9,863,842
BlackRock Provident Institutional Funds TempFund Portfolio (j)	9,863,841	9,863,841

		19,727,683

TOTAL SHORT-TERM INVESTMENTS (Cost $111,386,742)	$111,386,742

Total Investments — 104.0% (Cost $2,133,467,706) (p)	2,380,759,770
Liabilities in Excess of Other Assets — (4.0%)	(92,552,723)

Net Assets — 100.0%	$2,288,207,047

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $88,706,200; cash collateral of $91,659,059 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $2,143,122,031; accordingly, net unrealized appreciation on investments for federal income tax purposes was $237,637,739 (gross unrealized appreciation - $302,488,129; gross unrealized depreciation - $64,850,390). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Global Allocation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 99.3%
EXCHANGE TRADED FUNDS
Registered Investment Companies
AST AllianceBernstein Growth Portfolio*	5,896,829	$48,471,932
AST DeAM Large-Cap Value Portfolio	4,856,261	55,555,621
AST DeAM Small-Cap Growth Portfolio*	568,518	4,485,604
AST DeAM Small-Cap Value Portfolio	435,069	5,020,693
AST LSV International Value Portfolio	1,751,467	23,259,485
AST PIMCO Total Return Bond Portfolio	7,174,527	79,780,742

TOTAL LONG-TERM INVESTMENTS (Cost $210,028,261)		216,574,077

Total Investments — 99.3% (Cost $210,028,261 (p))		216,574,077

Other Assets in Excess of Liabilities — 0.7%		1,468,497

Net Assets — 100.0%		$218,042,574

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(p)	The United States federal income tax basis of the Fund’s investments was $211,164,382; accordingly, net unrealized appreciation on investments for federal income tax purposes was $5,409,695 (gross unrealized appreciation - $11,557,722; gross unrealized depreciation - $6,148,027). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST American Century Strategic Balanced Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 106.9%
COMMON STOCK – 57.6%
Aerospace
General Dynamics Corp.	120	$12,846

Airlines – 0.1%
Southwest Airlines Co.	9,047	128,829

Automobile Manufacturers – 0.1%
Ford Motor Co.(a)	20,468	231,902

Automotive Parts – 0.7%
Autoliv, Inc. (Germany)	2,764	131,705
Magna International, Inc. (Class “A” Stock)	19,887	1,330,440

		1,462,145

Beverages – 0.9%
Molson Coors Brewing Co. (Class “B” Stock)	3,358	259,137
Pepsi Bottling Group, Inc.	60,454	1,683,644
PepsiAmericas, Inc.	1,629	36,913

		1,979,694

Building Materials
USG Corp.*(a)	1,730	57,367

Business Services – 1.1%
Acxiom Corp.	19,425	406,565
Catalina Marketing Corp.	956	24,760
Equifax, Inc.	40,216	1,234,230
Harland, (John H.) Co.	21,278	731,112

		2,396,667

Chemicals – 0.2%
Georgia Gulf Corp.	10,398	478,100

Computer Hardware – 2.1%
Apple Computer, Inc.*	13,635	568,170
Dell, Inc.*	3,819	146,726
Ingram Micro, Inc. (Class “A” Stock)*	17,862	297,760
International Business Machines Corp.	39,870	3,643,321

		4,655,977

Computer Services & Software – 1.8%
Cisco Systems, Inc.*	13,353	238,885
Computer Sciences Corp.*(a)	36,479	1,672,562
Microsoft Corp.	46,069	1,113,488
Oracle Corp.*	46,165	576,139
Parametric Technology Corp.*	14,749	82,447
Symantec Corp.*	3,827	81,630
Tech Data Corp.*	5,537	205,201

		3,970,352

Conglomerates – 0.5%
Tyco International Ltd.	31,621	1,068,790

Construction – 1.2%
Cal Dive International, Inc.*	9,567	433,385
Lennar Corp. (Class “A” Stock)	466	26,413
NVR, Inc.*(a)	2,850	2,237,250

		2,697,048

Consumer Products & Services – 3.4%
American Greetings Corp. (Class “A” Stock)	10,117	257,781
Black & Decker Corp.	13,848	1,093,854
Clorox Co.	6,260	394,317
Energizer Holdings, Inc.*	7,944	475,051
Johnson & Johnson(a)	64,964	4,362,982
Rent-A-Center, Inc.*	37,121	1,013,775

		7,597,760

Containers & Packaging – 0.2%
Greif, Inc. (Class “A” Stock)	1,935	134,831
Silgan Holdings, Inc.	3,533	229,574

		364,405

Electronic Components & Equipment – 0.8%
Eastman Kodak Co.(a)	44,726	$1,455,831
WESCO International, Inc.*	7,550	211,400

		1,667,231

Entertainment & Leisure – 2.7%
Disney, (Walt) Co.(a)	93,506	2,686,427
Pixar*	3,576	348,839
Regal Entertainment Group (Class “A” Stock)	14,355	301,886
Time Warner, Inc.*	137,933	2,420,724
Viacom, Inc. (Class “B” Stock)	3,872	134,862

		5,892,738

Environmental Services – 0.1%
Republic Services, Inc.	6,627	221,872

Exchange Traded Funds – 1.8%
iShares GS $ InvesTop Corporate Bond	36,100	3,956,199

Financial - Bank & Trust – 4.8%
Bank of America Corp.	47,906	2,112,655
Comerica, Inc.	24,037	1,323,958
Fremont General Corp.	43,096	947,681
Golden West Financial Corp.(a)	29,855	1,806,228
Wachovia Corp.	47,613	2,423,977
Wells Fargo & Co.	34,592	2,068,602

		10,683,101

Financial Services – 3.3%
American Express Co.(a)	47,418	2,435,864
Capital One Financial Corp.	26,019	1,945,441
Compucredit Corp.*	9,307	247,752
Countrywide Financial Corp.	61,503	1,996,387
Downey Financial Corp.	2,591	159,424
Edwards, (A.G.), Inc.	10,703	479,494
WFS Financial, Inc.*	4,020	173,463

		7,437,825

Food – 1.8%
Archer-Daniels-Midland Co.(a)	59,657	1,466,369
General Mills, Inc.	8,378	411,779
Hormel Foods Corp.	2,204	68,566
Pilgrim’s Pride Corp.	56,420	2,015,323

		3,962,037

Healthcare Services – 0.7%
Kindred Healthcare, Inc.*	3,221	113,057
McKesson Corp.	40,173	1,516,531

		1,629,588

Insurance – 3.9%
Aetna, Inc.	10,472	784,876
AmerUs Group Co.	3,897	184,133
Berkley, (W.R.) Corp.	34,567	1,714,523
Chubb Corp.	15,141	1,200,227
CIGNA Corp.	27,483	2,454,233
First American Corp.	19,493	642,099
LandAmerica Financial Group, Inc.	3,761	188,163
Loews Corp.	10,286	756,432
Protective Life Corp.	9,063	356,176
Selective Insurance Group, Inc.	1,357	62,734
StanCorp Financial Group, Inc.	3,175	269,177

		8,612,773

Internet Services – 0.5%
EarthLink, Inc.*	125,967	1,133,703

Machinery & Equipment – 1.2%
Cummins, Inc.	15,216	1,070,446
Grainger (W.W.), Inc.	13,048	812,499
Kennametal, Inc.	3,564	169,254
Mettler-Toledo International, Inc. (Switzerland)*	1,543	73,293
Thermo Electron Corp.*	21,470	542,976

		2,668,468

Medical Supplies & Equipment – 2.1%
AmerisourceBergen Corp.	18,121	$1,038,152
Amgen, Inc.*	16,225	944,457
Applera Corp. - Applied Biosystems Group	20,112	397,011
Becton, Dickinson & Co.	35,216	2,057,319
Haemonetics Corp.*	2,494	105,147
Invitrogen Corp.*	207	14,324

		4,556,410

Metals & Mining – 1.0%
Phelps Dodge Corp.	12,695	1,291,462
United States Steel Corp.(a)	17,822	906,249

		2,197,711

Office Equipment – 0.4%
Xerox Corp.*	51,827	785,179

Oil & Gas – 4.8%
ChevronTexaco Corp.	56,409	3,289,209
ConocoPhillips	6,897	743,772
Exxon Mobil Corp.	66,446	3,960,181
Premcor, Inc.	3,640	217,235
Sunoco, Inc.	23,971	2,481,478

		10,691,875

Paper & Forest Products – 1.1%
Louisiana-Pacific Corp.	48,589	1,221,528
Potlatch Corp.(a)	9,219	433,938
Weyerhaeuser Co.	12,268	840,358

		2,495,824

Pharmaceuticals – 3.0%
Cardinal Health, Inc.	11,352	633,442
Cephalon, Inc.*	15,698	735,137
Kos Pharmaceuticals, Inc.*	19,878	828,515
Merck & Co., Inc.	65,779	2,129,266
Pfizer, Inc.	89,293	2,345,727

		6,672,087

Printing & Publishing – 0.1%
McGraw-Hill Cos., Inc.	1,765	153,996
Wiley, (John) & Sons, Inc.	1,510	53,228

		207,224

Railroads – 0.1%
Burlington Northern Santa Fe Corp.	1,044	56,303
Union Pacific Corp.	3,073	214,188

		270,491

Real Estate – 0.1%
Taubman Centers, Inc. [REIT]	11,942	331,271

Restaurants – 1.5%
Darden Restaurants, Inc.	33,321	1,022,288
McDonald’s Corp.	75,710	2,357,610

		3,379,898

Retail & Merchandising – 3.2%
7-Eleven, Inc.*	3,425	82,269
American Eagle Outfitters, Inc.(a)	32,152	950,092
Barnes & Noble, Inc.*	6,278	216,528
BJ’s Wholesale Club, Inc.*	9,168	284,758
Dillard’s, Inc. (Class “A” Stock)	10,981	295,389
Federated Department Stores, Inc.	26,395	1,679,778
Gamestop Corp. (Class “A” Stock)*	5,037	112,325
Home Depot, Inc.	36,610	1,399,966
Michaels Stores, Inc.	11,421	414,582
Office Depot, Inc.*	2,731	60,574
Sears Holdings Corp.*	1,547	206,014
SUPERVALU, Inc.	41,987	1,400,266

		7,102,541

Semiconductors – 1.6%
Intel Corp.	151,244	3,513,398
MEMC Electronic Materials, Inc.*	7,630	102,624

		3,616,022

Telecommunications – 2.6%
ALLTEL Corp.(a)	3,388	185,832
AT&T Corp.	8,375	$157,031
BellSouth Corp.	19,337	508,370
CenturyTel, Inc.	1,398	45,910
Commonwealth Telephone Enterprises,	7,305	344,358
Harris Corp.	15,428	503,724
Motorola, Inc.	119,358	1,786,788
Nextel Communications, Inc. (Class “A” Stock)*(a)	11,014	313,018
SBC Communications, Inc.	19,351	458,425
Sprint Corp.(a)	13,082	297,616
Verizon Communications, Inc.	31,139	1,105,435

		5,706,507

Transportation – 0.4%
FedEx Corp.	1,318	123,826
United Parcel Service, Inc. (Class “B” Stock)	10,334	751,695

		875,521

Utilities – 1.7%
Constellation Energy Group, Inc.	17,277	893,221
Entergy Corp.	864	61,050
Exelon Corp.	20,998	963,598
FirstEnergy Corp.	37,593	1,577,027
FPL Group, Inc.	3,212	128,962

TXU Corp.(a)	3,024	240,801

		3,864,659

TOTAL COMMON STOCK (Cost $117,055,568)		127,720,637

	Principal Amount (000)	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 18.1%
Federal Home Loan Mortgage Corp.
4.50%, 12/15/14 - 01/01/19	$2,342	2,318,897
5.00%, 04/15/19	1,900	1,900,593
5.50%, 12/01/33	591	593,643
6.50%, 06/01/16	282	295,058
7.00%, 06/01/14 - 08/01/29	311	327,543

		5,435,734

Federal National Mortgage Assoc.
4.50%, 05/01/19 - 06/01/19	926	906,343
5.00%, 07/25/18 - 12/25/34	4,965	4,920,216
5.25%, 04/15/07	3,100	3,174,254
5.50%, 12/01/16 - 01/01/34	8,349	8,425,338
5.75%, 02/15/08(a)	200	208,470
6.00%, 12/01/13 - 04/15/34	8,265	8,452,922
6.125%, 03/15/12	1,000	1,083,593
6.50%, 01/01/32 - 04/15/35	4,950	5,137,786
6.625%, 10/15/07	700	742,644
7.00%, 05/01/11 - 06/01/32	881	926,891
7.50%, 03/01/27 - 09/01/30	123	131,020

		34,109,477

Government National Mortgage Assoc.
6.00%, 04/15/28 - 05/15/28	82	84,165
6.50%, 03/15/28 - 04/15/28	83	86,061
7.00%, 12/15/27 - 05/15/31	213	225,009
7.50%, 05/15/30	50	53,792
8.00%, 03/15/27	11	11,416
8.75%, 04/15/27	12	13,445

		473,888

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $40,061,229)		40,019,099

	Moody’s Rating
CORPORATE OBLIGATIONS – 11.2%
Automobile Manufacturers – 0.1%
DaimlerChrysler NA Holding Corp., Gtd. Notes	A3	$165	$180,150

7.30%, 01/15/12
Beverages – 0.1%
Miller Brewing Co., Notes	Baa1	300	297,277

4.25%, 08/15/08 144A
Broadcasting – 0.3%
Cox Communications, Inc.	Baa3	395	384,229
4.625%, 01/15/10 144A
News America Holdings Co., Gtd. Notes	Baa3	150	174,751

7.75%, 01/20/24
			558,980

Cable Television – 0.3%
Comcast Corp., Gtd. Notes	Baa3	600	611,815

5.50%, 03/15/11
Commercial Services – 0.1%
D.R. Horton, Inc., Sr. Notes	Ba1	210	230,494

7.875%, 08/15/11
Computer Services & Software – 0.1%
Computer Associates International, Inc. Sr. Notes	Ba1	260	255,144

4.75%, 12/01/09 144A
Construction – 0.1%
KB Home & Broad Home Corp., Notes	Ba1	250	254,609

6.375%, 08/15/11
Consumer Products & Services – 0.3%
General Electric Co., Notes	Aaa	580	580,086

5.00%, 02/01/13
Containers & Packaging – 0.1%
Ball Corp., Gtd. Notes	Ba3	250	259,063

7.75%, 08/01/06
Diversified Operations – 0.6%
Morgan Stanley Traded Custody Receipts Series 2002-2, Sub. Notes	Baa1	1,071	1,275,715

7.719%, 03/01/32 144A (c)
Entertainment & Leisure – 0.4%
Disney, (Walt) Co., Notes	Baa1	400	408,016
5.50%, 12/29/06
Park Place Entertainment, Inc., Sr. Sub. Notes	Ba2	300	307,125
7.875%, 12/15/05
Royal Caribbean Cruises, Sr. Notes	Ba1	200	209,500

6.875%, 12/01/13
			924,641

Environmental Services – 0.1%
Waste Management, Inc. Sr. Notes	Baa3	210	235,422

7.00%, 07/15/28
Financial - Bank & Trust – 0.8%
Bank of America Corp., Sr. Notes	Aa2	600	591,481
4.375%, 12/01/10
Citigroup, Inc., Sub Notes	Aa2	1,108	1,089,829
5.00%, 09/15/14
Wells Fargo Bank NA, Sub Notes	Aa1	50	48,555

4.75%, 02/09/15
			1,729,865

Financial - Brokerage – 0.5%
Credit Suisse First Boston, Inc., Notes	Aa3	300	301,058
3.33%, 06/19/06 (c)
Goldman Sachs Group, Inc., Notes	Aa3	500	497,546
5.25%, 10/15/13

Merrill Lynch & Co., Inc., Notes	Aa3		$350	$342,988

2.07%, 06/12/06
				1,141,592

Financial Services – 3.1%
American General Finance, Notes	A1		300	300,590

4.50%, 11/15/07
American International Group, Inc., Notes	AA	(d)	100	94,090

4.25%, 05/15/13
Capital One Financial, Notes	Baa3		260	252,914
4.80%, 02/21/12(a)
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)	Baa1		320	368,418
8.50%, 06/15/10
Fannie Mae, Notes	Aaa		2,820	2,752,512
3.00%, 08/15/07
Federal Home Loan Bank, Notes	Aaa		2,000	1,969,842
3.375%, 09/14/07
Ford Motor Credit Co., Notes	A3		600	603,198
7.375%, 10/28/09
General Electric Capital Corp., Sr. Notes	Aaa		230	224,836
4.25%, 12/01/10
General Motors Acceptance Corp., Notes
6.125%, 08/28/07	Baa2		250	243,912
6.875%, 09/15/11	A3		260	235,554
Morgan Stanley, Notes	Aa3		150	146,429

4.25%, 05/15/10
				7,192,295

Hotels & Motels – 0.1%
Starwood Hotels & Resorts, Debs.	Ba1		160	172,800

7.375%, 11/15/15
Insurance – 0.3%
Genworth Financial, Inc., Notes	A2		300	308,134
5.75%, 06/15/14
Monumental Global Funding II, Notes	Aa3		350	346,107

3.85%, 03/03/08 144A
				654,241

Internet Services
IAC Interactive Corp., Notes	Baa3		50	53,033

7.00%, 01/15/13
Medical Supplies & Equipment – 0.3%
Beckman Coulter, Inc., Gtd. Notes	Baa3		400	431,390
7.45%, 03/04/08
Schering-Plough Corp., Notes	Baa1		150	153,495

5.30%, 12/01/13
				584,885

Oil & Gas – 0.6%
Anadarko Petroleum Corp., Debs.	Baa1		250	319,786
7.95%, 04/15/29
Devon Energy Corp., Sr. Notes	Baa2		300	293,509
2.75%, 08/01/06
Enterprise Product Partners L.P., Sr. Notes	Baa3		430	420,046
4.625%, 10/15/09
Nexen, Inc., Notes	Baa2		260	249,537

5.875%, 03/10/35
				1,282,878

Railroads – 0.3%
Canandian National Railways Co., Bonds	Baa1		300	328,773
6.25%, 08/01/34
Norfolk Southern Corp., Bonds	Baa1		250	313,430

7.80%, 05/15/27
				642,203

Restaurants – 0.4%
Yum! Brands, Inc., Sr. Notes	Baa3		650	779,747

8.875%, 04/15/11

Retail & Merchandising – 0.5%
CVS Corp., Notes	A3		$160	$156,271
4.00%, 09/15/09
May Department Stores Co., Notes	Baa2		500	497,414
4.80%, 07/15/09
Safeway, Inc., Notes	Baa2		350	371,371

6.50%, 03/01/11
				1,025,056

Telecommunications – 0.9%
AT&T Broadband Corp., Gtd. Notes	Baa3		48	57,121
8.375%, 03/15/13
AT&T Corp., Sr. Notes	Ba1		280	319,550
9.05%, 11/15/11
AT&T Wireless Services, Inc., Sr. Notes	Baa2		300	341,877
7.875%, 03/01/11
BellSouth Corp., Notes	A2		210	205,468
5.20%, 12/15/16
British Telecom PLC, Notes (United Kingdom)	Baa1		270	283,487
7.00%, 05/23/07 (l)
Deutsche Telekom International Finance, Gtd. Notes (Germany)	Baa1		100	100,453
5.25%, 07/22/13 (l)
France Telecom SA, Notes (France)	Baa1		100	114,560
8.00%, 03/01/11 (l)
Nextel Communications, Sr. Notes	Ba3		290	290,000
5.95%, 03/15/14
Sprint Capital Corp., Gtd. Notes	Baa3		200	260,256
8.75%, 03/15/32
Sprint Capital Corp., Notes	Baa3		240	280,866

8.375%, 03/15/12
				2,253,638

Utilities – 0.8%
CenterPoint Energy Resources Corp., Debs.	Ba1		350	367,326
6.50%, 02/01/08
Dominion Resources, Inc., Notes	Baa1		300	296,792
4.125%, 02/15/08
Firstenergy Corp., Notes	Baa3		310	327,504
6.45%, 11/15/11
Pacific Gas & Electric Corp., 1st Mtge.	Baa1		150	154,554
6.05%, 03/01/34
Tampa Electric Co., Notes	Baa2		300	324,718
6.375%, 08/15/12
Virginia Electric & Power Co., Notes	A3		300	300,195

5.25%, 12/15/15
				1,771,089

TOTAL CORPORATE OBLIGATIONS (Cost $24,884,752)				24,946,718

ASSET-BACKED SECURITIES – 7.6%
ABSC NIMS Trust, Series 2004-HE5, Class A1	BBB+	(d)	71	70,876
5.00%, 08/27/34 144A
Accredited Mortgage Loan Trust, Series 2004-4, Class A2A	Aaa		728	728,338
3.00%, 04/25/05 (c)
Ameriquest Finance NIM Trust, Series 2004-RN4, Class A	BBB+	(d)	44	43,603
4.60%, 07/25/34
Ameriquest Finance NIM Trust, Series 2004-RN5, Class A	BBB+	(d)	51	50,427
5.193%, 06/25/34 144A
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class A2	Aaa		352	351,929
3.01%, 09/25/34 (c)

Argent NIM Notes, Series 2004-WN9, Class A	BBB	(d)	$68	$68,473
5.19%, 10/25/34 144A
Argent NIM Trust, Series 2004-Wn10, Class A	A-	(d)	65	65,421
4.212%, 11/25/34 144A
Argent NIM Trust, Series 2004-WN2, Class	BBB	(d)	20	19,710
4.55%, 04/25/34
Argent NIM Trust, Series 2004-WN8, Class	BBB+	(d)	43	42,841
4.70%, 07/25/34
Asset Backed Funding Corp. NIM Trust, Series 2003-OPT1, Class Notes	BBB	(d)	9	8,854
6.90%, 07/26/33
Asset Backed Funding Corp. NIM Trust, Series 2004-OPT4, Class N1	A-	(d)	56	56,086
4.45%, 05/26/34
Capital One Prime Auto Receivables Trust, Series 2004-2, Class A4	Aaa		1,125	1,126,457
2.87%, 03/15/10 (c)
Centex Home Equity, Series 2004-C, Class AF1	Aaa		345	342,768
2.82%, 01/25/19 (c)
CIT RV Trust, Series 1998-A, Class A4	Aaa		5	5,468
6.09%, 02/15/12
CNH Equipment Trust, Series 2004-A, Class A3A	Aaa		225	225,244
2.88%, 10/15/08 (c)
Countrywide Asset-Backed Certificates Series 2004-11N, Class-N	BBB+	(d)	44	43,912
5.25%, 04/25/36 144A
Countrywide Asset-Backed Certificates, Series 2004-11, Class-A1	AAA	(d)	1,601	1,602,957
3.04%, 09/25/21 (c)
Countrywide Asset-Backed Certificates, Series 2004-13, Class AV1	Aaa		755	755,734
2.99%, 12/25/34 (c)
Countrywide Certificates, Series 2004-5N, Class N1	BBB+	(d)	58	57,395
5.50%, 10/25/35
Countrywide Partnership Trust Series 2004-EC1 Class 2A1	Aaa		595	595,592
3.02%, 05/25/24
Equifirst Mortgage Loan Trust Series 2004-3 Class A1	Aaa		367	367,526
3.01%, 12/25/34 (c)
Finance America NIM Trust, Series 2004-1, Class A	BBB+	(d)	38	37,495
5.25%, 06/27/34
First Franklin Mortgage Loan Asset Backed, Series 2005-FF4, Class 2A1	NR		2,500	2,500,000
2.93%, 04/25/05
First Franklin NIM Trust, Series 2004-FF1, Class N1	BBB+	(d)	38	38,230
4.50%, 09/25/05
Ford Credit Auto Owner Trust, Series 2002-A, Class B	Aaa		350	351,849
4.79%, 11/15/06
Ford Credit Floorplan Master Owner Trust, Series 2004-1, Class A	Aaa		4,400	4,404,627
2.85%, 07/15/09 (c)
Fremont NIM Trust, Series 2004-B, Class Notes	BBB+	(d)	36	36,239
4.703%, 05/25/34 144A
GSAMP Trust, Series 2004-Min1, Class N1	BBB	(d)	67	67,382
5.50%, 09/25/34 144A

Long Beach Asset Holdings Corp., Series 2004-5, Class Notes	A-	(d)	$58	$58,188
5.00%, 09/25/34 144A
Long Beach Asset Holdings Corp., Series 2005-1, Class N1	NR		180	180,038
4.115%, 02/25/35 144A
Master NIM Trust, Series 2004-CI3, Class N1	A	(d)	12	12,211
4.45%, 02/26/34 144A
Merrill Lynch Mortgage Investors, Inc., Series 2003-OP1N, Class N1	BBB	(d)	18	18,176
7.25%, 07/25/34
Morgan Stanley Capital I, Series 2004-NC2N, Class Notes	BBB+	(d)	10	9,656
6.25%, 12/25/33 144A
Park Place Securities, Inc., Series 2004-WHQ2, Class A3B	Aaa		1,358	1,358,605
3.01%, 02/25/35
Residential Asset Securities Corp., Series 2004-KS2, Class MI1	Aa2		110	106,034
4.71%, 03/25/34 (c)
Sail Net Interest Margin Notes, Series 2004-8A, Class A	A-	(d)	89	88,264
5.00%, 09/27/34 144A
Sail Net Interest Margin Notes, Series 2004-BNCA, Class A	A-	(d)	53	53,045
5.00%, 09/27/34
Sharps SP I LLC Net Interest Margin Trust, Series 2004-OP1N, Class NA	BBB	(d)	63	63,276
5.19%, 04/25/34 144A
SLM Student Loan Trust, Series 2005-2, Class A1	Aaa		950	948,933

2.73%, 04/25/05 (c)
TOTAL ASSET-BACKED SECURITIES (Cost $16,957,939)				16,961,859

U.S. TREASURY OBLIGATIONS – 6.5%
U.S. Treasury Bonds
8.00%, 11/15/21(a)			1,000	1,358,282
6.25%, 08/15/23			2,700	3,144,552
6.125%, 11/15/27(a)			1,200	1,402,922
5.375%, 02/15/31(a)			1,575	1,717,059
U.S. Treasury Inflationary Bonds [TIPS]			3,300	3,247,915
1.625%, 01/15/15(a)
U.S. Treasury Notes
4.00%, 06/15/09(a)			3,080	3,068,090
4.75%, 05/15/14(a)			400	407,625

TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,441,161)				14,346,445

	Moody’s Rating
COLLATERALIZED MORTGAGE OBLIGATIONS – 5.8%
Ameriquest Finance NIM Trust, Series 2003-N11A, Class Notes	BBB+	(d)	11	10,865
7.143%, 10/25/33
Bank of America Commercial Mortgage, Inc., Series 2004-1, Class XP [IO]	AAA	(d)	5,731	162,098
0.83%, 11/10/39 (c)
Bank of America Large Loan, Series 2005-Boca, Class A1	Aaa		325	325,000
2.95%, 04/15/05 144A (c)

Bank of America Mortgage Securities, Series 2004-F, Class 2A5	Aaa		$2,000	$1,958,350
4.174%, 07/25/34 (c)
Bear Stearns Commercial Mortgage Securities, Series 2004-BA5A, Class A1	Aaa		1,080	1,080,210
2.94%, 09/15/19 144A (c)
Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class-X2	AAA	(d)	7,500	312,718
0.81%, 08/13/46 [IO] (c)
Citigroup Commercial Mortgage Trust, Series 2004-FL1, Class A1	Aaa		3,284	3,288,959
2.94%, 07/15/18 (c)
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class X	AAA	(d)	6,825	256,078
1.01%, 09/15/30 [IO] (c)
Commercial Mortgage Pass-Through, Series 2004-HTL1, Class A1	Aaa		588	588,514
3.05%, 07/15/16 (c)
Federal National Mortgage Assoc., Series 2003-52, Class KF	Aaa		541	542,738
3.25%, 07/25/17 (c)
First Franklin Mortgage Loan Asset Backed, Series 2004-Ff11, Class 2A1	Aaa		984	984,520
3.00%, 04/25/05
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A1	Aaa		402	403,987
4.321%, 10/15/38
LB-UBS Commerical Mortgage Trust, Series 2003-C5, Class A2	AAA	(d)	1,100	1,068,598
3.478%, 07/15/27
Master Alternative Loans Trust, Series 2003-8, Class 4A1	Aaa		203	207,112
7.00%, 12/25/33
NationsLink Funding Corp., Series 1998-2, Class A1	Aaa		27	26,794
6.001%, 08/20/30
Washington Mutual, Series 2004-AR4, Class A6	Aaa		850	822,462
3.809%, 06/25/34
Washington Mutual, Series 2004-AR9, Class A7	Aaa		950	933,524

4.225%, 08/25/34
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,063,482)				12,972,527

MUNICIPAL BONDS – 0.1%
Illinois
Illinois State Taxable Pension	Aa3
5.10%, 06/01/33
(Cost $306,920)			300	286,287

TOTAL LONG-TERM INVESTMENTS (Cost $226,771,051)				237,253,572

SHORT-TERM INVESTMENTS – 14.9%
Certificate of Deposit – 0.1%
Banco Santander PR			240	239,772

2.72%, 04/07/05 (b)(c)
Commercial Paper – 2.0%
Liberty Funding Corp.			363	361,852
2.80%, 04/22/05 (b)

Nordeutsche Landesbank	$8	$7,516
2.805%, 04/18/05 (b)
Skandinaviska Enskilda Banken	4,128	4,127,825

2.80%, 04/17/05 (b)(c)
		4,497,193

Corporate Obligations – 5.9%
Bank of America NA	2,463	2,463,067
2.58%, 04/01/05 (b)
Barton Capital Corp.	714	714,093
2.83%, 04/01/05 (b)
Goldman Sachs Group, Inc.	285	284,788
2.955%, 04/01/05 (b)(c)
Merrill Lynch & Co., Inc.	6,732	6,731,984
2.975%, 04/01/05 (b)
Natexis Banque NY	2,941	2,940,802

2.925%, 04/01/05 (b)(c)
		13,134,734

Time Deposits – 1.3%
Chase Manhattan Bank	$690	690,323
2.843%, 04/01/05 (b)
Societe Generale NY	2,209	2,208,544

2.875%, 04/01/05 (b)
		2,898,867

U.S. Government Agency Obligation – 4.1%
Federal Home Loan Banks	9,100	9,100,000

2.54%, 04/01/05

	Shares	Value
Non-Registered Investment Company – 1.5%
BlackRock Institutional Money Market Trust(b) (j)	3,321,954	3,321,954

TOTAL SHORT-TERM INVESTMENTS (Cost $33,192,520)		33,192,520

Total Investments — 121.8% (Cost $259,963,571 (p))		270,446,092
Liabilities in Excess of Other Assets — (21.8%)		(48,356,183)

Net Assets — 100.0%		$222,089,909

The following abbreviations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

IO	Interest Only

REIT	Real Estate Investment Trust

TIPS	Treasury Inflation Protection Securities

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $23,699,196; cash collateral of $24,092,520 (included with liabilities) was received in which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(d)	Standard & Poor’s rating.

(j)	Security available to institutional investors only.

(l)	US$ Denominated Foreign Bonds.

(p)	The United States federal income tax basis of the Fund’s investments was $262,391,362; accordingly, net unrealized appreciation on investments for federal income tax purposes was $8,054,730 (gross unrealized appreciation - $12,057,989; gross unrealized depreciation - $4,003,259). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Cash of $64,000 has been segregated with the custodian to cover requirements for the following open futures contracts at March 31, 2005:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at March 31, 2005	Unrealized Depreciation
Long Position:
4	S&P 500	Jun 05	$1,197,250	$1,183,900	$(13,350)

AST T. Rowe Price Asset Allocation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 98.5%
COMMON STOCK – 66.6%
Advertising – 0.3%
Aegis Group PLC (United Kingdom)	104,725	$201,862
Getty Images, Inc.*	1,900	135,109
Lamar Advertising Co.*(a)	2,100	84,609
Omnicom Group, Inc.(a)	4,100	362,932
Publicis Groupe SA (France)	7,849	240,935
WPP Group PLC (United Kingdom)	16,401	186,738
WPP Group PLC [ADR] (United Kingdom)	2,400	136,152

		1,348,337

Aerospace – 1.0%
BAE Systems PLC (United Kingdom)	32,597	159,853
Boeing Co.	15,700	917,822
General Dynamics Corp.	8,100	867,105
Goodrich Corp.	6,200	237,398
Lockheed Martin Corp.	8,300	506,798
MTC Technologies, Inc.*	1,900	61,750
Rockwell Collins, Inc.	10,500	499,695
Triumph Group, Inc.*	1,400	54,516
United Technologies Corp.	8,300	843,778

		4,148,715

Airlines – 0.1%
Frontier Airlines, Inc.*	9,200	96,416
Qantas Airways Ltd. (Australia)	34,272	93,963
SkyWest, Inc.	8,600	159,874
Southwest Airlines Co.	17,500	249,200

		599,453

Automobile Manufacturers – 0.8%
General Motors Corp.(a)	28,600	840,555
Honda Motor Co. Ltd. (Japan)	3,600	180,285
Mitsubishi Corp. (Japan)	21,000	272,023
Oshkosh Truck Corp.(a)	3,400	278,766
PACCAR, Inc.	5,700	412,623
Porsche AG (Germany)	324	235,200
PSA Peugeot Citroen SA (France)	2,670	169,663
Renault SA (France)	2,845	254,100
Toyota Motor Corp. (Japan)	21,100	785,125

		3,428,340

Automotive Parts – 0.3%
Autoliv AB (Sweden)	6,700	319,797
Autoliv, Inc. (Germany)	2,800	133,420
Koito Manufacturing Co. Ltd. (Japan)	15,000	149,538
O’ Reilly Automotive, Inc.*	3,400	168,402
TRW Automotive Holdings Corp. (Restricted)*144A(cost $90,390; purchased 03/08/05)(g)(o)	4,600	84,909
TRW Automotive Holdings Corp.*	18,000	349,740

		1,205,806

Beverages – 1.4%
Allied Domecq PLC (United Kingdom)	22,141	223,222
Anheuser-Busch Cos., Inc.	12,800	606,592
Asahi Breweries Ltd. (Japan)	11,000	142,488
Boston Beer Co., Inc. (Class “A” Stock)*	1,100	24,090
Coca-Cola Co.	50,900	2,121,003
Coca-Cola Enterprises, Inc.	9,500	194,940
Cott Corp. (Canada)*	15,500	375,565
Kirin Brewery Co. Ltd. (Japan)	20,000	194,908
Lion Nathan Ltd. (New Zealand)	29,641	165,354
PepsiCo, Inc.	36,500	1,935,595

		5,983,757

Broadcasting – 0.7%
Astro All Asia Networks PLC	28,200	38,218
(Malaysia)*144A(cost $30,431; purchased 10/13/03)(g)
Cox Radio, Inc. (Class “A” Stock)*	3,000	50,430
Emmis Communications Corp. (Class “A” Stock)*(a)	3,900	74,958
Gestevision Telecinco SA (Spain)	1,149	26,721
Liberty Media Corp. (Class “A” Stock)*(a)	78,324	812,220
Liberty Media International, Inc. (Class “A” Stock)*(a)	1,246	54,500
Meredith Corp.	2,100	98,175
News Corp, Inc., (Class “A” Stock)	62,928	1,064,742
Radio One, Inc. (Class “D” Stock)*	7,900	116,525
Scripps, (E.W.) Co. (Class “A” Stock)(a)	2,000	97,500
Univision Communications, Inc. (Class “A” Stock)*	16,300	451,347

		2,885,336

Building Materials – 0.4%
Boral Ltd. (Australia)	77,512	365,162
Bouygues SA (France)	8,629	342,059
Cemex SA de CV (Mexico)	40,748	295,819
Hughes Supply, Inc.	2,200	65,450
Lafarge SA (France)	1,626	157,451
Nobia AB (Sweden)	9,534	180,004
Pilkington PLC (United Kingdom)	82,396	184,514
SCP Pool Corp.	4,012	127,822
Trex Co., Inc.*	2,100	93,261

		1,811,542

Business Services – 0.8%
Accenture Ltd. (Class “A” Stock)*	16,900	408,135
Advisory Board Co. (The)*	13,700	598,690
Avery Dennison Corp.	2,100	130,053
ChoicePoint, Inc.*	2,266	90,889
Corporate Executive Board Co. (The)	3,100	198,245
Downer EDI Ltd. (Australia)	29,663	119,355
Exel PLC	12,874	206,307
Fair Isaac Corp.	3,797	130,769
First Data Corp.	16,400	644,684
Fiserv, Inc.*	2,100	83,580
Forrester Research, Inc.*	2,800	39,424
Indra Sistemas SA (Spain)	11,590	207,933
Iron Mountain, Inc.*(a)	5,125	147,805
Manpower, Inc.	1,900	82,688
Robert Half International, Inc.	3,700	99,752
Wireless Facilities, Inc.*	7,300	45,625

		3,233,934

Cable Television – 0.6%
Cable & Wireless PLC (United Kingdom)	32,564	79,538
Comcast Corp. (Class “A” Stock)*(a)	47,300	1,597,794
DIRECTV Group, Inc. (The)*(a)	11,455	165,181
EchoStar Communications Corp. (Class “A” Stock)	4,200	122,850
Rogers Communications, Inc. (Class “B” Stock)	21,600	588,384

		2,553,747

Chemicals – 1.1%
Arch Chemicals, Inc.	4,450	126,692
BASF AG (Germany)	4,432	314,204
Cabot Corp.	8,600	287,498
Dow Chemical Co.	20,500	1,021,925
DSM NV (Netherlands)	2,123	149,573
DuPont, (E.I.) de Nemours & Co.(a)	22,959	1,176,418
Ferro Corp.	4,400	82,808
Kaneka Corp. (Japan)	17,000	187,709
Mosaic Co. (The)*(a)	17,000	290,020
Minerals Technologies, Inc.	2,400	157,872
Mitsubishi Gas Chemical Co., Inc. (Japan)	37,000	173,562
Potash Corp. of Saskatchewan, Inc. (Canada)	3,300	288,783

Symyx Technologies, Inc.*	5,300	116,865
Valspar Corp.	1,200	55,848
Waters Corp.*(a)	2,200	78,738
Yara International ASA (Norway)	10,566	160,491

		4,669,006

Clothing & Apparel – 0.2%
Adidas-Salomon AG (Germany)	929	147,425
Aoyama Trading Co. Ltd.	2,300	62,095
Cintas Corp.	3,200	132,192
NIKE, Inc. (Class “B” Stock)(a)	4,300	358,233
Pacific Sunwear of California, Inc.*	4,200	117,516
World Co. Ltd. (Japan)	2,700	97,697

		915,158

Commercial Services
Jackson Hewitt Tax Service, Inc.	1,500	31,380

Computer Hardware – 1.5%
Dell, Inc.*	97,100	3,730,582
Gateway, Inc.*	12,000	48,360
Hewlett-Packard Co.	24,785	543,783
Insight Enterprises, Inc.*	4,800	84,288
International Business Machines Corp.	19,350	1,768,203
Lexmark International, Inc.*	1,100	87,967
Mercury Computer Systems, Inc.*	3,500	96,530
Storage Technology Corp.*	4,900	150,920

		6,510,633

Computer Services & Software – 3.5%
Activision, Inc.*	5,733	84,848
Affiliated Computer Services, Inc. (Class “A” Stock)*(a)	3,900	207,636
Automatic Data Processing, Inc.(a)	15,200	683,240
Avid Technology, Inc.*(a)	1,900	102,828
Borland Software Corp.*	2,800	22,736
CACI International, Inc. (Class “A” Stock)*	500	27,615
Cadence Design Systems, Inc.*	3,500	52,325
CDW Corp.	8,900	504,452
Cisco Systems, Inc.*	125,500	2,245,195
Cognizant Technology Solutions Corp. (Class “A” Stock)*(a)	1,100	50,820
Creative Technology Ltd. (Singapore)	5,050	48,642
DST Systems, Inc.*	2,800	129,304
Electronic Arts, Inc.*	4,300	222,654
EMC Corp.*	73,400	904,288
FactSet Research Systems, Inc.	2,100	69,321
Global Payments, Inc.(a)	1,400	90,286
Henry, (Jack) & Associates, Inc.	3,400	61,166
Inforte Corp.	6,500	35,100
Intuit, Inc.*	3,500	153,195
Logica PLC (United Kingdom)	19,325	64,639
Macrovision Corp.*	3,100	70,649
MatrixOne, Inc.*	22,600	107,802
Mercury Interactive Corp.*(a)	2,800	132,664
Microsoft Corp.	214,100	5,174,798
NetIQ Corp.*	27,300	312,039
Oracle Corp.*	117,200	1,462,656
Red Hat, Inc.*	30,300	330,573
SAP AG (Germany)	1,946	313,583
SERENA Software, Inc.*	4,000	95,040
SRA International, Inc. (Class “A” Stock)*	1,100	66,275
Tech Data Corp.*	1,600	59,296
TIBCO Software, Inc.*	6,900	51,405
TRANS COSMOS, Inc. (Japan)	3,700	139,401
Trend Micro, Inc. (Japan)	2,500	107,479
Veritas Software Corp.*	25,200	585,144
Websense, Inc.*	1,900	102,220

		14,871,314

Conglomerates – 2.3%
3M Co.	14,900	1,276,781
Altria Group, Inc.	50,800	3,321,813
Cendant Corp.	8,500	174,590

Cycle & Carriage Ltd. (Singapore)	4,379	31,037
DCC PLC (Ireland)	13,191	306,763
Honeywell International, Inc.	38,200	1,421,422
Hutchison Whampoa Ltd. (Hong Kong)	30,400	258,223
ITT Industries, Inc.(a)	3,400	306,816
Jenoptik AG (Germany)*	7,959	87,490
SembCorp Industries Ltd. (Singapore)	172,000	202,138
Sumitomo Corp. (Japan)	12,000	102,844
Tyco International Ltd.(a)	69,900	2,362,620

		9,852,537

Construction – 0.3%
D.R. Horton, Inc.	5,028	147,019
Grupo Acciona SA (Spain)	3,602	324,980
Insituform Technologies, Inc. (Class “A” Stock)*	4,300	62,393
JGC Corp. (Japan)	11,000	120,022
NCC AB (Sweden)	14,814	244,075
Saipem SpA (Italy)	8,346	105,809
Toll Brothers, Inc.*	2,200	173,470

		1,177,768

Consumer Products & Services – 2.6%
Bausch & Lomb, Inc.	3,800	278,540
Colgate-Palmolive Co.	12,600	657,342
Dollar Thrifty Automotive Group, Inc.*	3,500	114,730
Engineered Support Systems, Inc.	1,800	96,336
Fossil, Inc.*(a)	4,500	116,663
Gillette Co.	20,600	1,039,888
Hasbro, Inc.(a)	5,700	116,565
Johnson & Johnson(a)	61,246	4,113,280
Kimberly-Clark Corp.	8,900	584,997
L’Oreal SA (France)	1,122	89,812
Lauder, (Estee) Cos., Inc. (Class “A” Stock)	2,300	103,454
Mattel, Inc.(a)	9,300	198,555
Maytag Corp.(a)	4,800	67,056
Newell Rubbermaid, Inc.(a)	4,300	94,342
Pacific Brands Ltd. (Australia)	46,621	90,374
Procter & Gamble Co.	59,200	3,137,600
Rent-A-Center, Inc.*	1,150	31,407
Whirlpool Corp.	2,400	162,552

		11,093,493

Containers & Packaging
Smurfit-Stone Container Corp.*	4,400	68,068
Electronic Components & Equipment – 3.0%
Advanced Energy Industries, Inc.*	4,500	43,515
AVX Corp.	3,200	39,200
Belden CDT, Inc.	1,150	25,542
C & D Technologies, Inc.	3,500	35,175
Cyberoptics Corp.*	1,500	18,720
Digital Theater Systems, Inc.*	8,900	161,179
Fanuc Ltd. (Japan)	3,200	200,242
Flextronics International Ltd.*(a)	24,100	290,164
General Electric Co.(a)	238,900	8,614,733
Gentex Corp.(a)	3,000	95,700
Jabil Circuit, Inc.*	22,700	647,404
Kaba Holdings AG (Switzerland)	302	84,587
Koninklijke (Royal) Philips Electronics NV (Netherlands)	5,984	164,837
Kyocera Corp. (Japan)	1,100	78,476
Littelfuse, Inc.*	2,400	68,760
Neopost SA (France)	1,804	156,213
Nikon Corp. (Japan)	9,000	103,488
Pioneer Corp. (Japan)	7,900	142,116
Plexus Corp.*	5,500	63,305
Siemens AG (Germany)	5,644	446,659
Sony Corp. (Japan)	10,300	410,156
Sumitomo Electric Industries Ltd. (Japan)	11,000	117,047
TDK Corp. (Japan)	1,700	116,367
Teleflex, Inc.	4,300	220,074
Toshiba Corp. (Japan)	61,000	254,854
TTM Technologies, Inc.*	9,800	102,508

		12,701,021

Entertainment & Leisure – 1.6%
Brunswick Corp.	9,200	431,020
Carnival Corp.	15,500	803,055
Disney, (Walt) Co.	4,092	117,563
Dolby Laboratories, Inc. (Class “A” Stock)*	1,600	37,600
Hilton Group PLC (United Kingdom)	18,591	105,748
International Game Technology Group, Inc.	28,300	754,478
Marvel Enterprises, Inc.*(a)	4,600	92,000
RC2 Corp.*	400	13,600
Royal Caribbean Cruises Ltd.(a)	8,900	397,741
Sega Sammy Holdings, Inc. (Japan)	1,200	72,965
Shuffle Master, Inc.*(a)	1,100	31,856
Station Casinos, Inc.	5,200	351,260
Time Warner, Inc.*	107,700	1,890,135
Viacom, Inc. (Class “B” Stock)	40,100	1,396,683
Whitbread PLC (United Kingdom)*	9,177	161,543
WMS Industries, Inc.*(a)	13,100	368,896

		7,026,143

Environmental Services – 0.1%
Allied Waste Industries, Inc.*	7,600	55,556
Republic Services, Inc.	8,700	291,276
Waste Connections, Inc.*	2,100	72,975
Waste Management, Inc.	3,559	102,677

		522,484

Farming & Agriculture – 0.1%
Monsanto Co.	5,700	367,650
Sunopta, Inc.*	12,100	61,710

		429,360

Financial - Bank & Trust – 5.2%
ABN AMRO Holding NV (Netherlands)	11,723	290,860
Allied Irish Banks PLC (Ireland)	7,297	152,764
Australia & New Zealand Banking Group Ltd. (Australia)	25,401	404,508
Australia & New Zealand Banking Group Ltd. [ADR] (Australia)	1,600	127,568
Babcock & Brown Ltd. (Australia)*	23,042	181,691
Banca Intesa SpA (Italy)	49,692	252,509
Banco Santander Central Hispano SA (Spain)	28,865	351,351
Banco Santander Chile [ADR] (Chile)	5,678	188,112
Bank Austria Creditanstalt (Austria)	4,021	396,142
Bank of America Corp.	61,176	2,697,861
Bank of Ireland (Ireland)	16,072	253,134
Bank of Yokohama Ltd. (Japan)*	34,000	207,367
BankAtlantic Bancorp, Inc. (Class “A” Stock)	9,200	160,080
Barclays PLC (United Kingdom)	77,512	792,448
BNP Paribas SA (France)	7,688	544,637
Bradford & Bingley PLC (United Kingdom)	38,659	224,647
City National Corp.	1,000	69,820
Commerce Bancshares, Inc.	2,814	135,635
Credito Italiano SpA (Italy)	38,883	228,329
DBS Groupo Holdings (Singapore)	32,236	290,969
Dexia (France)	7,585	180,424
East West Bancorp, Inc.	3,300	121,836
Fifth Third Bancorp(a)	11,100	477,078
First Horizon National Corp.	9,000	367,110
HBOS PLC (United Kingdom)	26,060	406,287
HSBC Holdings PLC (United Kingdom)	17,748	280,724
Joyo Bank Ltd. (Japan)	37,000	199,095
Macquarie Bank Ltd. (Australia)	9,681	359,104
Mercantile Bankshares Corp.	2,800	142,408
National Australia Bank Ltd. (Australia)	19,845	434,502
Nordea AB (Sweden)	49,381	499,334
Popular, Inc.	5,000	121,600
Royal Bank of Scotland (United Kingdom)	25,027	796,445
Skandianaviska Enskilda Banken (Sweden)	15,912	301,547
Southwest Bancorporation of Texas, Inc.	5,000	91,750

State Street Corp.(a)	30,300	1,324,715
Sumitomo Mitsui Financial Group, Inc. (Japan)	40	270,820
SunTrust Banks, Inc.	5,800	418,006
Svenska Handlesbanken (Class “A” Stock) (Sweden)	18,042	426,115
Synovus Financial Corp.	30,800	858,088
TCF Financial Corp.	2,600	70,590
Texas Regional Bancshares, Inc. (Class “A” Stock)	4,972	149,707
The 77 Bank Ltd. (Japan)	17,000	123,184
U.S. Bancorp(a)	101,600	2,928,111
UCBH Holdings, Inc.	4,400	175,560
Wachovia Corp.(a)	33,500	1,705,484
Wells Fargo & Co.(a)	21,300	1,273,740
Wilmington Trust Corp.	3,500	122,850

		22,576,646

Financial Services – 5.1%
Aiful Corp. (Japan)	2,000	160,030
Aiful Corp. (Japan)* (t)	1,000	78,336
Alliance & Leicester PLC (United Kingdom)	13,033	217,475
American Express Co.(a)	22,700	1,166,099
Capital Source, Inc.*(a)	16,800	386,400
Citigroup, Inc.	143,841	6,464,214
Countrywide Financial Corp.	10,100	327,846
Credit Suisse Group (Switzerland)	9,844	422,632
E*TRADE Group, Inc.*	20,000	240,000
Eaton Vance Corp.	4,800	112,512
Fannie Mae(a)	18,300	996,435
First Marblehead Corp.*	6,600	379,698
Franklin Resources, Inc.	6,700	459,955
Goldman Sachs Group, Inc.	9,700	1,066,903
Grupo Financiero Banorte SA de C.V. (Mexico)	95,746	623,094
Hypo Real Estate Holding AG (Germany)	8,417	350,786
IndyMac Bancorp, Inc.	2,100	71,400
ING Groep NV (Netherlands)	11,184	337,798
Investors Financial Services Corp.(a)	12,300	601,593
JP Morgan Chase & Co.	61,568	2,130,253
Legg Mason, Inc.	5,850	457,119
Lehman Brothers Holdings, Inc.(a)	6,000	564,960
Merrill Lynch & Co., Inc.(a)	19,600	1,109,360
Mitsubishi Tokyo Financial Group, Inc. (Japan)	17	147,440
Moody’s Corp.	4,100	331,526
Morgan Stanley Dean Witter & Co.	23,900	1,368,275
Providian Financial Corp.*	17,800	305,448
Schwab, (Charles) Corp.	39,300	413,043
SLM Corp.	12,200	608,048
Waddell & Reed Financial, Inc. (Class “A” Stock)	2,300	45,402

		21,944,080

Financial-Brokerage – 0.2%
Ameritrade Holding Corp.*	97,700	997,517

Food – 1.1%
Associated British Foods PLC (United Kingdom)	14,259	202,903
Campbell Soup Co.	12,500	362,750
Dean Foods Co.*	3,350	114,905
General Mills, Inc.(a)	14,400	707,761
Heinz, (H.J.) Co.	5,750	211,830
Hershey Foods Corp.	6,400	386,944
J. Sainsbury PLC (United Kingdom)	24,284	132,739
Kellogg Co.	8,800	380,776
Koninklijke Wessanen NV (Netherlands)	10,164	148,752
Kraft Foods, Inc. (Class “A” Stock)(a)	4,100	135,505
Nestle SA (Switzerland)	1,953	534,358
Performance Food Group Co.*	1,300	35,984
SYSCO Corp.	13,200	472,560

Tesco PLC (United Kingdom)	40,591	242,777
Tootsie Roll Industries, Inc.	2,076	62,294
Unilever PLC (United Kingdom)	40,787	403,114
United Natural Foods, Inc.*	3,400	97,342

		4,633,294

Furniture
Mohawk Industries, Inc.*(a)	800	67,440

Healthcare Services – 1.1%
AmSurg Corp.*	1,600	40,480
Caremark Rx, Inc.*	8,300	330,174
Community Health Systems, Inc.*	13,400	467,794
Coventry Health Care, Inc.*	2,150	146,501
DaVita, Inc.*(a)	3,450	144,383
HCA, Inc.(a)	4,100	219,637
Health Management Associates, Inc. (Class “A” Stock)(a)	2,800	73,304
Laboratory Corp. of America Holdings*	5,600	269,920
LifePoint Hospitals, Inc.*	1,500	65,760
Medco Health Solutions, Inc.*(a)	3,084	152,874
Omnicare, Inc.	3,600	127,620
Quest Diagnostics, Inc.	1,100	115,643
Stericycle, Inc.*	500	22,100
Symbion, Inc.*	3,200	68,384
Triad Hospitals, Inc.*	1,378	69,038
United Surgical Partners International, Inc.*	1,800	82,386
UnitedHealth Group, Inc.	22,100	2,107,897

		4,503,895

Hotels & Motels – 0.1%
Marriott International, Inc. (Class “A” Stock)	9,100	608,426

Industrial Products – 0.3%
Actuant Corp.*	4,300	193,156
Glory Ltd. (Japan)	4,500	83,764
Harsco Corp.	1,600	95,376
Illinois Tool Works, Inc.	2,500	223,825
Nucor Corp.(a)	8,200	471,992
Roper Industries, Inc.	2,200	144,100

		1,212,213

Insurance – 3.1%
ACE Ltd.	6,100	251,747
AFLAC, Inc.	9,600	357,696
Aioi Insurance Co., Ltd. (Japan)	39,000	210,221
American International Group, Inc.	55,130	3,054,753
Assurant, Inc.	9,400	316,780
Aviva PLC (United Kingdom)	14,679	176,147
AXA (France)	18,958	505,019
Axis Capital Holdings Ltd.	15,600	421,824
CNP Assurances (France)*	4,462	316,099
Gallagher, (Arthur J.) & Co.	2,200	63,360
Genworth Financial, Inc.	13,900	382,528
Hannover Rueckversicherungs AG (Germany)	2,985	118,057
Hartford Financial Services Group, Inc. (The)(a)	9,200	630,752
Insurance Australia Group Ltd. (Australia)	25,960	127,110
Markel Corp.*	300	103,563
Marsh & McLennan Cos., Inc.	26,600	809,172
Mercury General Corp.	900	49,734
MGIC Investment Corp.	4,700	289,849
Mitsui Marine & Fire (Japan)	17,000	155,843
PMI Group, Inc. (The)	3,200	121,632
Progressive Corp. (The)	7,800	715,728
Protective Life Corp.	2,800	110,040
QBE Insurance Group Ltd. (Australia)	14,127	162,455
Radian Group, Inc.	9,200	439,208
Royal & Sun Alliance Insurance Group PLC (United Kingdom)	82,569	122,487
Safeco Corp.(a)	5,700	277,647
St. Paul Travelers Cos., Inc. (The)(a)	21,399	785,985
StanCorp Financial Group, Inc.	1,500	127,170

Triad Guaranty, Inc.*	2,700	142,047
Unipol SpA (Italy)	45,776	200,270
WellChoice, Inc.*	1,600	85,296
WellPoint, Inc.*	7,900	990,265
Willis Group Holdings Ltd. (United Kingdom)	7,000	258,090
XL Capital Ltd. (Class “A” Stock)	7,200	521,064

		13,399,638

Internet Services – 0.7%
CNET Networks, Inc.*(a)	46,900	442,736
Digital Insight Corp.*	3,800	62,320
drugstore.com, Inc.*	7,100	18,318
EarthLink, Inc.*	6,800	61,200
Eircom Group PLC (United Kingdom)*	55,030	144,810
F5 Networks, Inc.*(a)	1,100	55,539
IAC/ InterActiveCorp*	18,600	414,222
Juniper Networks, Inc.*(a)	15,400	339,724
VeriSign, Inc.*	3,200	91,840
Yahoo!, Inc.*(a)	37,500	1,271,250

		2,901,959

Machinery & Equipment – 0.7%
Briggs & Stratton Corp.	2,000	72,820
Cooper Cameron Corp.*	1,100	62,931
Danaher Corp.(a)	17,500	934,675
Deere & Co.	12,300	825,699
Grant Prideco, Inc.*	15,900	384,144
Maverick Tube Corp.*	3,800	123,538
National Oilwell, Inc.*	4,200	196,140
Nordson Corp.	2,100	77,322
Pall Corp.	8,900	241,368

		2,918,637

Medical Supplies & Equipment – 2.2%
Abbott Laboratories	28,700	1,337,994
Amgen, Inc.*(a)	28,600	1,664,805
Bard, (C.R.), Inc.	3,400	231,472
Baxter International, Inc.	15,000	509,700
Biomet, Inc.	5,400	196,020
Boston Scientific Corp.*	21,200	620,948
Charles River Laboratories International,	2,000	94,080
Computer Programs and Systems, Inc.	6,100	171,288
Cytyc Corp.*(a)	6,200	142,662
DENTSPLY International, Inc.	2,350	127,864
Digene Corp.*	2,600	53,950
Edwards Lifesciences Corp.*(a)	1,300	56,186
Elekta AB (Sweden)*	4,195	151,286
Genzyme Corp.*	3,300	188,892
Guidant Corp.	7,200	532,080
Inamed Corp.*	600	41,928
Invitrogen Corp.*(a)	1,462	101,170
Martek Biosciences Corp.*(a)	1,300	75,647
Medtronic, Inc.(a)	31,600	1,610,020
Merit Medical Systems, Inc.*	3,300	39,567
Patterson Cos., Inc.*	1,800	89,910
Shimadzu Corp. (Japan)	33,000	196,960
St. Jude Medical, Inc.*	8,400	302,400
STERIS Corp.*	4,700	118,675
Stryker Corp.	9,900	441,639
Techne Corp.*	1,700	68,306
Thoratec Corp.*	1,500	18,330
Zimmer Holdings, Inc.*	4,000	311,240

		9,495,019

Metals & Mining – 0.8%
Alcoa, Inc.	21,800	662,501
Anglo American PLC (United Kingdom)	7,804	185,083
BHP Steel Ltd. (Australia)	70,257	472,059
Broken Hill Proprietary Co. Ltd. (Australia)	17,100	235,998
Corus Group PLC*	180,794	184,494
Newmont Mining Corp.	9,900	418,275
Nippon Steel Corp. (Japan)	138,000	348,764
Peabody Energy Corp.	2,400	111,264

SKF AB (Class “B” Stock)(Sweden)	2,683	125,406
SSAB Svenskt Stal AB Series A (Sweden)	13,477	334,500
Steel Dynamics, Inc.(a)	4,100	141,245
Voestalpine AG (Austria)	2,787	215,177

		3,434,766

Office Equipment – 0.1%
Canon, Inc. (Japan)	3,000	160,869
Herman Miller, Inc.	4,700	141,564
Pitney Bowes, Inc.	4,400	198,528

		500,961

Oil & Gas – 5.7%
Anadarko Petroleum Corp.	5,806	441,837
Australia Gas & Light (Australia)	9,877	108,318
Baker Hughes, Inc.(a)	9,300	413,757
BJ Services Co.	4,100	212,708
BP PLC [ADR] (United Kingdom)	11,600	723,840
British Petroleum Co. PLC (United Kingdom)	27,233	282,278
Centrica PLC (United Kingdom)	74,346	324,193
ChevronTexaco Corp.	45,222	2,636,894
Comstock Resources, Inc.*(a)	4,500	129,330
ConocoPhillips	12,700	1,369,567
Devon Energy Corp.	5,600	267,400
Eni SpA [ADR] (Italy)(a)	2,000	260,320
Ente Nazionale Idrocarburi SpA (Italy)	16,651	432,339
EOG Resources, Inc.(a)	7,600	370,424
Exxon Mobil Corp.	130,466	7,775,773
FMC Technologies, Inc.*	9,959	330,440
Forest Oil Corp.*	1,000	40,500
Grey Wolf, Inc.*(a)	9,200	60,536
Helmerich & Payne, Inc.	1,400	55,566
Inpex Corp. (Japan)	8	42,824
Murphy Oil Corp.(a)	5,900	582,507
Nabors Industries Ltd.*(a)	3,100	183,334
National Fuel Gas Co.	4,700	134,373
Newfield Exploration Co.*	2,400	178,224
Occidental Petroleum Corp.	5,200	370,084
Oil Search Ltd.	94,573	176,754
OMV AG (Austria)	267	84,832
Patterson-UTI Energy, Inc.	4,100	102,582
Petroleo Brasileiro SA [ADR] (Brazil)	13,000	500,110
Pioneer Natural Resources Co.	4,400	187,968
Premcor, Inc.	1,500	89,520
Schlumberger Ltd.	19,300	1,360,264
Shell Transport & Trading Co. [ADR] (United Kingdom)	10,000	543,600
Shell Transport & Trading Co. PLC (United Kingdom)	25,438	228,340
Statoil ASA (Sweden)	25,593	436,200
Sunoco, Inc.	1,300	134,576
Toho Gas Co., Ltd. (Japan)	64,000	228,593
Tonen General Sekiyu K.K. (Japan)	9,000	92,241
Total SA (France)	3,633	850,053
Total SA [ADR] (France)(a)	4,300	504,089
Transocean, Inc. (Cayman Islands)*	12,139	624,673
WGL Holdings, Inc.	2,800	86,688
Williams Cos., Inc.	27,300	513,513
XTO Energy, Inc.	7,733	253,952

		24,725,914

Paper & Forest Products – 0.4%
Bowater, Inc.(a)	3,500	131,845
International Paper Co.	13,900	511,381
MeadWestvaco Corp.	7,900	251,378
Potlatch Corp.(a)	4,400	207,108
Smith, (Davis S.) Holdings PLC	79,721	237,278
UPM-Kymmene Oyj (Finland)	3,889	86,206
Weyerhaeuser Co.	3,500	239,750

		1,664,946

Personal Services – 0.1%
Apollo Group, Inc. (Class “A” Stock)*(a)	3,200	236,992
Corinthian Colleges, Inc.*(a)	2,300	36,156
DeVry, Inc.*(a)	2,300	43,516
Education Management Corp.*	3,400	95,030

		411,694

Pharmaceuticals – 3.5%
Abgenix, Inc.*	3,500	24,500
Alkermes, Inc.*(a)	3,800	39,444
Alliance Unichem PLC (United Kingdom)	7,539	110,199
AstraZeneca PLC [ADR] (United Kingdom)	7,400	292,522
Biogen Idec, Inc.*	8,700	300,237
Bradley Pharmaceuticals, Inc.*(a)	2,600	24,856
Bristol-Meyers Squibb Co.(a)	7,000	178,220
Cardinal Health, Inc.(a)	10,850	605,430
Celgene Corp.*	2,400	81,720
Cephalon, Inc.*	3,628	169,899
Chiron Corp.*	3,900	136,734
CSL Ltd. (Australia)	3,832	101,154
Dainippon Pharmaceutical Co. Ltd. (Japan)	9,000	87,205
Eisai Co. Ltd. (Japan)	4,100	139,177
Elan Corp. PLC [ADR] (Ireland)*(a)	8,100	26,244
Eon Labs, Inc.*	1,800	54,432
Gehe AG (Germany)	2,727	222,952
Genentech, Inc.*	10,100	571,761
Gilead Sciences, Inc.*	16,500	590,700
GlaxoSmithKline PLC (United Kingdom)	15,935	365,273
GlaxoSmithKline PLC [ADR] (United Kingdom)	7,700	353,584
Hisamitsu Pharmaceutical Co. (Japan)	6,000	132,892
Human Genome Sciences, Inc.*(a)	3,800	35,036
Kobayashi Pharmaceutical Co. Ltd. (Japan)	3,700	100,928
Lilly, (Eli) & Co.	24,400	1,271,240
Medicis Pharmaceutical Corp. (Class “A” Stock)	2,800	83,944
Merck & Co., Inc.	41,700	1,349,829
Neurocrine Biosciences, Inc.*	2,000	76,120
Novartis AG (Switzerland)	12,494	582,890
Noven Pharmaceuticals, Inc.*	4,800	81,408
Pfizer, Inc.	138,185	3,630,121
Priority Healthcare Corp. (Class “B” Stock)*	1,000	21,630
Sanofi-Synthelabo SA (France)	7,569	638,248
Schering-Plough Corp.	27,700	502,755
Takeda Chemical Industries Ltd. (Japan)	4,200	200,149
UCB SA (Belgium)	5,002	242,050
Watson Pharmaceuticals, Inc.*	3,500	107,555
Wyeth	30,100	1,269,618

		14,802,656

Printing & Publishing – 0.4%
Dow Jones & Co., Inc.(a)	3,300	123,321
Gannett Co., Inc.(a)	6,000	474,480
McGraw-Hill Cos., Inc.	3,500	305,375
Scholastic Corp.*	2,600	95,914
Singapore Press Holdings Ltd. (Singapore)	27,750	76,656
Tribune Co.	6,800	271,116
Washington Post Co. (Class “B” Stock)	200	178,800

		1,525,662

Railroads – 0.3%
CSX Corp.	17,300	720,545
Union Pacific Corp.(a)	8,100	564,570

		1,285,115

Real Estate – 0.9%
Archstone-Smith Trust [REIT]	15,000	511,649
Arden Realty, Inc. [REIT]	3,500	118,475
Boston Properties, Inc. [REIT]	2,300	138,529
Camden Property Trust [REIT]	3,000	141,090
Catellus Development Corp. [REIT]	2,078	55,379
China Overseas Land & Investment Ltd. (Hong Kong)	496,000	110,018
Duke-Weeks Realty Corp. [REIT]	3,500	104,475
EastGroup Properties, Inc. [REIT]	2,000	75,400

Equity Office Properties Trust [REIT]	11,500	346,495
General Property Trust (Australia)	81,027	222,150
Goldcrest Co. Ltd. (Japan)	2,530	146,048
LaSalle Hotel Properties [REIT]	4,500	130,725
Levitt Corp. (Class “A” Stock) [REIT]	2,075	53,203
Mills Corp. (The) [REIT]	2,900	153,410
Mirvac Group (Australia)	27,283	92,922
Persimmon PLC (United Kingdom)	12,723	181,647
Reckson Associates Realty Corp. [REIT]	2,400	73,680
Redwood Trust, Inc. [REIT](a)	1,300	66,534
Regency Centers Corp. [REIT]	3,200	152,416
Simon Property Group, Inc. [REIT]	3,500	212,030
SL Green Realty Corp. [REIT]	2,700	151,794
Sun Hung Kai Properties Ltd. (Hong Kong)	18,000	163,281
Vornado Realty Trust [REIT](a)	2,500	173,175
Weingarten Realty, Inc. [REIT]	3,200	110,432
Wheelock and Co. Ltd. (Hong Kong)	50,000	71,800

		3,756,757

Restaurants – 0.5%
CEC Entertainment, Inc.*	2,150	78,690
Cheesecake Factory, Inc. (The)*(a)	1,350	47,858
McDonald’s Corp.	22,400	697,536
Mitchells & Butlers PLC (United Kingdom)	19,961	129,950
Outback Steakhouse, Inc.	9,500	435,005
P.F. Chang’s China Bistro, Inc.*(a)	1,000	59,800
Panera Bread Co. (Class “A” Stock)*(a)	7,800	440,934
Ruby Tuesday, Inc.	2,300	55,867
Sonic Corp.*	3,350	111,890
Yum! Brands, Inc.	4,700	243,507

		2,301,037

Retail & Merchandising – 3.7%
A.C. Moore Arts & Crafts, Inc.*	4,100	109,306
Amazon.com, Inc.*(a)	1,500	51,405
Best Buy Co., Inc.	7,750	418,578
Casino Guichard-Perrachon SA (France)*	3,180	267,326
Charles Voegele Holding AG (Switzerland)	1,587	94,871
Chico’s FAS, Inc.*(a)	5,400	152,604
Coles Myer Ltd. (Australia)	17,360	126,161
CVS Corp.	9,400	494,628
Dixons Group PLC (United Kingdom)	44,664	128,927
Dollar Tree Stores, Inc.*(a)	3,300	94,809
Espirit Holdings Ltd. (Hong Kong)	17,500	119,480
Family Dollar Stores, Inc.(a)	16,700	507,012
Fred’s, Inc.	3,100	53,227
Hibbett Sporting Goods, Inc.*	1,600	48,064
Home Depot, Inc.(a)	42,600	1,629,023
Hot Topic, Inc.*	22,500	491,625
Kesa Electricals PLC (United Kingdom)	10,653	60,848
Kohl’s Corp.*	26,300	1,357,868
Kroger Co. (The)*	12,000	192,360
Lowe’s Cos., Inc.	15,100	862,059
Matsumotokiyoshi Co. Ltd. (Japan)	3,700	109,727
Metro AG (Germany)	9,506	510,278
PETsMART, Inc.(a)	3,300	94,875
Ross Stores, Inc.	20,300	591,542
Staples, Inc.(a)	7,600	238,868
Target Corp.	25,100	1,255,502
Tiffany & Co.	3,200	110,464
TJX Cos., Inc.	11,700	288,171
Wal-Mart de Mexico SA de CV (Mexico)	69,800	244,929
Wal-Mart Stores, Inc.(a)	70,900	3,552,798
Walgreen Co.	25,800	1,146,036
Whole Foods Market, Inc.(a)	1,000	102,130
Williams-Sonoma, Inc.*	2,600	95,550
York-Benimaru Co. Ltd. (Japan)	3,300	95,095

		15,696,146

Semiconductors – 1.8%
Analog Devices, Inc.	21,700	784,238
Applied Materials, Inc.	3,700	60,125
ASML Holding NV*	26,600	446,082

ATMI, Inc.*	1,900	47,576
Cymer, Inc.*(a)	4,200	112,434
Hamamatsu Photonics K.K. (Japan)	4,900	108,985
Intel Corp.(a)	147,000	3,414,810
Intersil Corp. (Class “A” Stock)	5,600	96,992
KLA-Tencor Corp.(a)	6,900	317,469
Linear Technology Corp.	9,400	360,114
Microchip Technology, Inc.	2,300	59,823
Mykrolis Corp.*	3,400	48,620
National Semiconductor Corp.(a)	27,400	564,714
Novellus Systems, Inc.*(a)	8,500	227,205
Omnivision Technologies, Inc.*(a)	2,700	40,905
Rohm Co. Ltd. (Japan)	500	48,261
Semiconductor Manufacturing International Corp. [ADR] (China)*(a)	4,100	39,975
Semtech Corp.*	5,100	91,137
Tessera Technologies, Inc.*	3,000	129,690
Varian Semiconductor Equipment Associates, Inc.*	600	22,806
Xilinx, Inc.(a)	20,800	607,984
Zoran Corp.*	4,612	47,734

		7,677,679

Telecommunications – 3.2%
Aeroflex, Inc.*	3,800	35,454
America Movil SA de CV (Class “L” Stock) [ADR] (Mexico)(a)	6,400	330,240
China Telecom Corp. Ltd. (China)	356,000	124,381
China Unicom Ltd. (Hong Kong)	66,000	51,196
Cia de Telecomunicaciones de Chile SA [ADR] (Chile)	10,500	116,970
Comverse Technology, Inc.*	4,700	118,534
Corning, Inc.*	38,000	422,940
Crown Castle International Corp.*	34,100	547,646
Inter-Tel, Inc.	2,800	68,600
KDDI Corp. (Japan)	60	297,118
Lucent Technologies, Inc.*(a)	76,500	210,375
Motorola, Inc.	59,200	886,224
Netcom AB (Class “B” Stock) (Sweden)	5,738	189,484
Nextel Communications, Inc. (Class “A” Stock)*(a)	17,400	494,508
Nextel Partners, Inc. (Class “A” Stock)*(a)	28,700	630,252
Nokia Corp. (Class “A” Stock) [ADR] (Finland)(a)	26,700	411,981
Nokia OYJ (Finland)	22,973	356,166
O2 PLC (United Kingdom)*	207,672	467,995
Plantronics, Inc.	2,500	95,200
Polycom, Inc.*	6,100	103,395
QUALCOMM, Inc.*(a)	30,200	1,106,830
Research in Motion Ltd. (Canada)*(a)	5,600	427,952
Sprint Corp.(a)	63,200	1,437,800
Starhub Ltd. (Singapore)*	112,000	85,488
Tele Danmark AS (Denmark)	7,703	324,683
Tele Norte Leste Participacoes SA [ADR] (Brazil)*	11,100	171,717
Telenor ASA (Norway)	55,637	500,471
Telephone & Data Systems, Inc.	800	65,280
Telus Corp. (Non Voting Shares) (Canada)	33,700	1,038,297
Thomson Multimedia (France)	13,581	366,183
Verizon Communications, Inc.	41,284	1,465,583
Vodafone Group PLC [ADR] (United Kingdom)	22,600	600,256
Western Wireless Corp. (Class “A” Stock)*	1,400	53,144

		13,602,343

Transportation – 0.6%
Arriva PLC (United Kingdom)	22,088	219,139
Expeditors International of Washington, Inc.	1,500	80,325
FedEx Corp.	5,700	535,515
Nippon Express Co. Ltd. (Japan)	17,000	89,415
Nippon Yusen Kabushiki (Japan)	45,000	271,100

Old Dominion Freight Line, Inc.*		3,100	96,565
TPG NV (Netherlands)		7,325	208,423
United Parcel Service, Inc. (Class “B” Stock)		10,400	756,496
UTI Worldwide, Inc. (British Virgin Islands)		1,900	131,955
Yamato Transportion Co. Ltd. (Japan)		8,000	114,446

			2,503,379

Utilities – 2.1%
AES Corp.*		6,100	99,918
Alliant Energy Corp.		3,500	93,730
Black Hills Corp.		2,100	69,447
CMS Energy Corp.*(a)		6,300	82,152
Constellation Energy Group, Inc.		5,300	274,010
Dominion Resources, Inc.		4,100	305,163
Duke Energy Corp.(a)		35,700	999,957
Dynegy, Inc.*(a)		20,800	81,328
E.ON AG (Germany)		10,357	888,648
Edison International		12,500	434,000
El Paso Electric Co.*		3,800	72,200
Energy East Corp.		4,800	125,856
Entergy Corp.		5,100	360,366
Exelon Corp.		17,800	816,842
FirstEnergy Corp.		12,800	536,960
FPL Group, Inc.		8,800	353,320
Great Plains Energy, Inc.		5,000	152,900
Hong Kong Electric Holdings Ltd. (Hong Kong)		18,500	82,307
Iberdrola SA (Spain)		11,703	306,141
NiSource, Inc.		14,000	319,060
OGE Energy Corp.		5,800	156,310
PG&E Corp.		6,700	228,470
Pinnacle West Capital Corp.		7,800	331,578
PPL Corp.		7,600	410,324
Southern Co. (The)		4,000	127,320
Teco Energy, Inc.		18,100	283,808
Tokyo Electric Power Co. (Japan)		9,800	237,620
TXU Corp.(a)		5,500	437,965
United Utilities PLC (United Kingdom)		14,583	173,893
Xcel Energy, Inc.		7,500	128,850

			8,970,443

TOTAL COMMON STOCK (Cost $246,357,819)			285,185,594

PREFERRED STOCK
Clothing & Apparel
Anvil Holdings, Inc. 13.00% Series B (cost $26,721; purchased 12/18/01—03/20/02)(g)		1,966	20,148

Healthcare Services
Fresenius AG 2.24% (United Kingdom)		1,561	179,688

TOTAL PREFERRED STOCK (Cost $101,189)			199,836

	Moody’s Rating	Principal Amount (000)
CORPORATE OBLIGATIONS – 9.6%
Advertising
Advanstar Communications, Inc., Gtd. Notes	Caa2	$25	26,938
12.00%, 02/15/11
Advanstar Communications, Inc., Sr. Sec’d. Notes	B3	50	55,875
10.75%, 08/15/10
Advanstar, Inc., Gtd. Notes, Zero Coupon (until 10/15/05)	NR	50	46,000
15.00%, 10/15/11
Vertis, Inc., Gtd. Notes, Series B	B3	50	48,500
10.875%, 06/15/09(a)

			177,313

Aerospace – 0.1%
Aviall, Inc., Sr. Notes	B1	50	52,250
7.625%, 07/01/11
BE Aerospace, Inc., Sr. Notes	B3	50	54,750
8.50%, 10/01/10
BE Aerospace, Inc., Sr. Sub. Notes
8.00%, 03/01/08	Caa3	50	49,875
8.875%, 05/01/11 Series B	Caa3	75	76,313
Gencorp, Inc., Sr. Sub. Notes	B2	65	72,800
9.50%, 08/15/13
Sequa Corp., Sr. Notes	B1	50	53,750
9.00%, 08/01/09
TD Funding Corp., Gtd. Notes	B3	25	25,781
8.375%, 07/15/11
Vought Aircraft Industries, Inc., Sr. Notes	B2	100	99,000
8.00%, 07/15/11

			484,519

Airlines
Northwest Airlines, Inc., Gtd. Notes	Caa1	25	18,750

9.875%, 03/15/07
Automobile Manufacturers – 0.2%
Daimlerchrysler NA Holdings Corp., Gtd. Notes
3.45%, 09/10/07 (c)	A3	155	155,293
6.50%, 11/15/13	A3	220	229,171
General Motors Corp., Debs.	Baa1	320	274,497
8.375%, 07/15/33(a)

			658,961

Automotive Parts – 0.1%
Advanced Accessory System, Sr. Notes	B3	50	42,000
10.75%, 06/15/11
J.B. Poindexter & Co., Inc., Sr. Notes	B1	50	50,000
8.75%, 03/15/14 144A(cost $52,197; purchased 03/08/04 - 09/29/04)(g)
Lear Corp., Gtd. Notes	Baa3	80	77,061
5.75%, 08/01/14 144A(cost $79,847; purchased 07/29/04)(g)
Rayovac Corp., Sr. Sub. Notes	B3	75	72,188
7.375%, 02/01/15 144A(cost $75,000; purchased 01/21/05)(g)
Rexnord Corp., Gtd. Notes	B3	125	138,125
10.125%, 12/15/12
TRW Automotive, Inc., Sr. Sub. Notes	B2	58	65,250
11.00%, 02/15/13
Visteon Corp., Notes	Ba1	25	21,375
7.00%, 03/10/14

			465,999

Beverages – 0.1%
Le-Natures, Inc., Sr. Sub. Notes	B3	100	109,500
10.00%, 06/15/13 144A(cost $103,938; purchased 06/18/03 - 12/11/03)(g)
Miller Brewing Co., Notes	Baa1	240	244,408
5.50%, 08/15/13 144A(cost $238,887; purchased 05/21/04)(g)

			353,908

Broadcasting – 0.1%
Chancellor Media Corp., Gtd. Notes	Ba1	100	107,864
8.00%, 11/01/08
Fisher Communications, Inc., Sr. Notes	B2	50	53,750
8.625%, 09/15/14
Hearst-Argyle Television, Inc., Sr. Notes	Baa3	135	148,499
7.00%, 01/15/18
News America, Inc., Bonds	Baa3	120	119,051
6.20%, 12/15/34 144A(cost $119,050; purchased 11/30/04)(g)
XM Satellite Radio, Inc., Sec’d. Notes	Caa1	87	101,790
12.00%, 06/15/10

			530,954

Building Materials – 0.1%
Ainsworth Lumber Ltd., Sr. Notes (Canada)	B2	25	24,625
7.25%, 01/10/12 144A(cost $24,625; purchased 03/31/05)(g)(l)

Masco Corp., Notes	Baa1	265	276,142
5.875%, 07/15/12
RMCC Acquisition Co., Sr. Sub. Notes	Caa1	50	49,250
9.50%, 11/01/12 144A(cost $50,000; purchased 10/28/04)(g)
Texas Industries, Inc., Sr. Notes	B1	50	56,875
10.25%, 06/15/11
WII Components, Inc., Sr. Notes	B2	75	77,250
10.00%, 02/15/12

			484,142

Business Services – 0.1%
Affinity Group, Inc., Sr. Sub. Notes	B3	50	52,750
9.00%, 02/15/12
Brand Intermediate Holdings, Inc., Sr. Sub. Notes	NR	53	56,711
13.00%, 10/16/13 144A [PIK](cost $58,788; purchased 07/27/04 - 10/15/04)(g)
Brickman Group Ltd., Gtd. Notes, Series B	B2	50	56,750
11.75%, 12/15/09
Cie Generale de Geophysique, Sr. Notes (France)	Ba3	34	35,955
10.625%, 11/15/07 (l)
Crystal US Holdings, Sr. Disc. Notes, Zero Coupon (until 10/01/09)	Caa2	33	23,265
10.50%, 10/01/14 144A(cost $21,795; purchased 10/15/04 - 11/02/04)(g)
Invensys PLC, Sr. Notes (United Kingdom)	B3	50	51,125
9.875%, 03/15/11 144A (cost $49,653; purchased 02/27/04)(g)(l)
IPC Acquisition Corp., Gtd. Notes	B3	100	110,500
11.50%, 12/15/09

			387,056

Cable Television – 0.1%
Cablevision Systems Corp., Sr. Notes	B3	75	77,438
8.00%, 04/15/12 144A(cost $78,905; purchased 09/14/04 - 09/15/04)(g)
Charter Communications Holdings LLC, Sr. Notes	B3	125	125,625
8.75%, 11/15/13
Charter Communications Operating LLC, Sr. Notes	B2	100	100,000
8.00%, 04/30/12 144A(cost $99,400; purchased 04/20/04 - 05/06/04)(g)
CSC Holdings, Inc., Sr. Notes	B1	25	26,500
8.125%, 07/15/09
Echostar DBS Corp., Gtd. Notes	Ba3	75	72,844
6.625%, 10/01/14 144A(cost $73,031; purchased 03/31/05)(g)
General Cable Corp., Sr. Notes	B2	25	27,625
9.50%, 11/15/10
Mediacom Broadband LLC, Gtd. Notes	B2	50	53,750
11.00%, 07/15/13
Rogers Cable, Inc., Sec’d. Notes (Canada)	Ba2	165	152,212
5.50%, 03/15/14 (l)

			635,994

Chemicals – 0.2%
Arco Chemical Co., Debs.	B1	25	28,375
9.80%, 02/01/20
Dow Chemical Corp., Notes	A3	115	123,231
6.125%, 02/01/11
Equistar Chemicals LP, Notes	B2	75	80,813
8.75%, 02/15/09
Huntsman LLC, Gtd. Notes	B2	65	76,375
11.625%, 10/15/10
IMC Global, Inc., Sr. Notes	B1	25	30,000
10.875%, 08/01/13
Lyondell Chemical Co., Gtd. Notes	B1	50	53,750
9.50%, 12/15/08

Lyondell Chemical Co., Sec’d. Notes, Series A	B1	50	53,875
9.625%, 05/01/07
MacDermid, Inc., Gtd. Notes	Ba3	125	134,687
9.125%, 07/15/11
Resolution Perfomance LLC, Sr. Notes	B3	75	80,250
9.50%, 04/15/10
Rockwood Specialties, Inc., Sr. Sub. Notes	B3	75	83,625
10.625%, 05/15/11

			744,981

Clothing & Apparel
Dyersburg Corp., Gtd. Notes, Series B	NR	175	0

9.75%, 09/01/07(cost $184,978; purchased 02/04/98)(g)(i)
Conglomerates – 0.1%
Hutchison Whampoa International Ltd., Gtd. Notes	A3	130	131,903
5.45%, 11/24/10 144A(cost $129,719; purchased 11/19/03)(g)
Tyco International Group, Gtd. Notes (Luxembourg)	Ba2	225	240,521
6.375%, 10/15/11 (l)

			372,424

Construction
Ryland Group, Inc. Notes	Baa3	80	77,650
5.375%, 01/15/15
Consumer Products & Services – 0.3%
American Achievement Corp., Sr. Sub.	B3	50	52,000
8.25%, 04/01/12
Bunge Ltd. Finance Corp., Co. Gtd. Notes	Baa3	205	202,220
4.375%, 12/15/08
Coinmach Corp., Sr. Notes	B2	54	56,430
9.00%, 02/01/10
Invista Co., Notes	B1	125	138,125
9.25%, 05/01/12 144A(cost $128,460; puchased 04/23/04 - 10/27/04)(g)
Jostens IH Corp. Sr. Sub Notes	B3	50	49,750
7.625%, 10/01/12
Maax Corp., Sr., Sub. Notes (Canada)	B3	75	76,875
9.75%, 06/15/12 (l)
Procter & Gamble Co., Notes	Aa3	375	373,624
4.95%, 08/15/14
Riddell Bell Holdings, Sr. Sub. Notes	B3	25	25,750
8.375%, 10/01/12 144A(cost $25,000; purchased 09/23/04)(g)
UST, Inc., Notes	A3	260	286,077
6.625%, 07/15/12

			1,260,851

Containers & Packaging – 0.2%
BWAY Corp., Sr. Sub. Notes	B3	50	53,375
10.00%, 10/15/10
Graham Packaging Co., Sr. Notes	Caa1	100	100,500
8.50%, 10/15/12 144A(cost $101,406; purchased 09/29/04)(a)(g)
Graham Packaging Co., Sub. Notes	Caa2	50	50,250
9.875%, 10/15/14 144A(cost $51,563; purchased 09/30/04—10/14/04)(g)
Graham Packaging International, Sr. Sub. Notes	B3	25	26,625
9.50%, 08/15/13
Jefferson Smurfit Corp., Gtd. Notes	B2	25	25,813
8.25%, 10/01/12
Owens-Brockway Glass Containers Corp., Gtd. Notes
8.875%, 02/15/09	B1	150	160,874
7.75%, 05/15/11	B1	25	26,313
Owens-Brockway Glass Containers Corp., Sec’d. Notes	B2	25	27,438
8.75%, 11/15/12

Owens-Illinois, Inc., Sr. Notes	B3	25	25,813
7.35%, 05/15/08
Sealed Air Corp., Sr. Notes	Baa3	145	147,541
5.375%, 04/15/08 144A(cost $146,502; purchased 04/09/03 - 06/26/03)(g)
Silgan Holdings, Inc., Sr. Sub. Notes	B1	25	25,375
6.75%, 11/15/13
Smurfit Capital Funding PLC, Notes (Ireland)	Ba3	50	50,375
6.75%, 11/20/05 (l)
Smurfit-Stone Container Corp., Sr. Notes	B2	75	77,813
8.375%, 07/01/12

			798,105

Diversified Manufacturing Operations
Leucadia National Corp., Sr. Notes	Ba2	75	75,188

7.00%, 08/15/13
Electronic Components & Equipment – 0.1%
Freescale Semiconductor, Inc., Sr. Notes	Ba2	100	105,000
7.125%, 07/15/14
New ASAT Finance Ltd. Co. Gtd. Notes	B3	25	20,875
9.25%, 02/01/11
Sanmina - SCI Corp., Gtd. Notes	Ba2	100	112,500
10.375%, 01/15/10
Solectron Corp., Sr. Notes	B1	125	135,313
9.625%, 02/15/09
Stats Chippac, Inc., Sr. Notes	Ba2	25	23,750
6.75%, 11/15/11 144A(cost $25,000; purchased 11/05/04)(g)
Stratus Technologies, Inc., Notes	B3	75	74,625
10.375%, 12/01/08
UGS Corp., Sr. Sub. Notes	B3	100	111,000
10.00%, 06/01/12 144A(cost $104,172; purchased 05/19/04 - 06/18/04)(g)

			583,063

Entertainment & Leisure – 0.3%
Ameristar Casinos, Inc., Gtd. Notes	B2	50	54,875
10.75%, 02/15/09
AMF Bowling Worldwide, Inc., Sr. Sub.	B3	75	77,250
10.00%, 03/01/10
AOL Time Warner, Inc., Gtd. Bonds	Baa1	160	188,541
7.625%, 04/15/31
Argosy Gaming Co., Sr. Sub. Notes
9.00%, 09/01/11	B2	25	27,469
7.00%, 01/15/14	B1	50	54,313
Belo Corp., Sr. Unsub. Notes	Baa3	90	99,429
8.00%, 11/01/08
Cinemark USA, Inc., Sr. Sub. Notes	B3	25	27,250
9.00%, 02/01/13
Cinemark, Inc., Sr. Disc. Notes, Zero Coupon (until 03/15/09)	Caa1	100	71,500
9.75%, 03/15/14
Gtech Holdings Corp., Notes	Baa1	120	117,502
4.50%, 12/01/09 144A(cost $119,802; purchased 11/16/04)(g)
K2 Corp., Sr. Notes	BA3	75	78,000
7.375%, 07/01/14
LCE Acquisition Corp., Gtd. Notes	B3	50	50,000
9.00%, 08/01/14 144A(cost $49,883; purchased 07/22/04 - 07/23/04)(g)
Leslie’s Poolmart, Sr. Notes	B2	75	76,125
7.75%, 02/01/13 144A(cost $75,412; purchased 01/19/05)(g)
Mandalay Resort Group, Sr. Sub. Notes	Ba3	50	54,625
10.25%, 08/01/07
MGM Mirage, Inc., Gtd. Notes	Ba2	25	27,000
9.75%, 06/01/07
Mohegan Tribal Gaming., Sr. Notes	Ba2	25	24,625
6.125%, 02/15/13 144A(cost $25,000; purchased 02/03/05)(g)

Mohegan Tribal Gaming., Sr. Sub. Notes	Ba3	25	24,875
6.875%, 02/15/15 144A(cost $25,000; purchased 02/03/05)(g)
Resorts International Hotel & Casino, Inc., Gtd. Notes	B2	25	28,594
11.50%, 03/15/09
Six Flags, Inc., Notes	B3	25	23,625
8.875%, 02/01/10
Speedway Motorsports, Inc., Sr. Sub. Notes	Ba2	50	50,750
6.75%, 06/01/13
Station Casinos, Inc., Sr. Notes	Ba3	100	99,750
6.00%, 04/01/12
Town Sports International, Inc., Gtd. Notes	B2	25	26,375
9.625%, 04/15/11
Turning Stone Casino Resort Enterprises, Sr. Notes	B1	25	26,094
9.125%, 12/15/10 144A(cost $25,000; purchased 12/10/02)(g)
Warner Music Group, Sr. Sub. Notes	B3	75	77,625
7.375%, 04/15/14

			1,386,192

Environmental Services – 0.1%
Allied Waste North America, Inc., Sr. Notes	Ba3	125	125,313
7.875%, 04/15/13
Casella Waste Systems, Inc., Sr. Sub.	B3	100	110,500
9.75%, 02/01/13
Synagro Technologies, Inc., Sr. Sub. Notes	B3	125	136,562
9.50%, 04/01/09

			372,375

Farming & Agriculture
AGCO Corp., Gtd. Notes	Ba3	50	52,625

9.50%, 05/01/08
Financial - Bank & Trust – 0.5%
ABN AMRO Bank NV, Sub. Notes	A1	145	153,834
7.125%, 06/18/07
Bac Capital Trust VI, Gtd. Bonds	Aa3	240	230,391
5.625%, 03/08/35
Bank of America Corp., Sr. Notes	Aa2	225	224,897
4.875%, 09/15/12
Bank of Nova Scotia, Sub. Debs. (Canada)	A1	50	52,727
6.25%, 09/15/08 (l)
BB&T Corp., Sub. Notes	A2	185	202,144
6.50%, 08/01/11
Citigroup, Inc., Sub. Notes	Aa2	375	368,851
5.00%, 09/15/14
International Nederland Bank NV, Sub. Notes (Netherlands)	Aa3	250	250,966
5.125%, 05/01/15 144A (cost $252,117; purchased 02/04/04)(g)(l)
Northern Trust Co., Sub. Notes	A1	115	111,690
4.60%, 02/01/13
US Bank NA, Notes	Aa2	175	171,603
2.87%, 02/01/07
Wachovia Corp., Sub. Notes	A1	80	85,452
6.40%, 04/01/08
Webster Bank, Sr. Notes	Baa3	180	175,681
5.125%, 04/15/14

			2,028,236

Financial Services – 1.4%
Arch Western Finance, Sr. Notes	Ba3	50	50,500
6.75%, 07/01/13
Bank One Corp., Sub. Notes	A1	270	272,604
5.25%, 01/30/13
Capital One Bank, Sub. Notes	Baa3	125	134,441
6.50%, 06/13/13
CIT Group, Inc., Sr. Notes	A2	330	319,454
5.00%, 02/01/15
Couche-Tard Corp., Sr. Sub. Notes	Ba3	50	52,750
7.50%, 12/15/13

Countrywide Home Loan, Inc., Notes	A3	200	192,895
4.125%, 09/15/09
Dollar Financial Group, Gtd. Notes	B3	75	80,250
9.75%, 11/15/11
Duke Capital Corp., Notes	Baa3	100	100,177
4.302%, 05/18/06
Ford Motor Credit Co., Notes	A3	105	103,967
3.75%, 05/16/05
Ford Motor Credit Co., Sr. Notes	A3	600	573,520
5.80%, 01/12/09
Franklin Resources, Inc., Notes	A2	55	54,072
3.70%, 04/15/08
General Electric Capital Corp., Notes
6.125%, 02/22/11	Aaa	280	299,484
6.00%, 06/15/12	Aaa	185	197,395
General Motors Acceptance Corp., Notes	A3	230	213,792
7.25%, 03/02/11
Global Cash, Sr. Sub. Notes	Caa1	100	106,500
8.75%, 03/15/12
Goldman Sachs Group, Inc., Sub. Notes	A1	380	390,759
6.345%, 02/15/34
HBOS PLC, Sub. Notes (United Kingdom)	Aa3	170	178,603
6.00%, 11/01/33 144A (cost $168,008; purchased 10/22/03)(g)(l)
Household Finance Corp., Notes	A1	125	135,359
6.375%, 11/27/12
Huntington National Bank, Sr. Notes	A2	210	206,057
4.375%, 01/15/10
International Lease Finance Corp., Notes	A1	185	195,918
6.375%, 03/15/09
John Deere Capital Corp., Notes	A3	190	213,661
7.00%, 03/15/12
John Hancock Global Funding II, Notes	Aa3	240	244,344
5.625%, 06/27/06 144A(cost $239,522; purchased 06/20/01)(g)
JSG Funding PLC, Sr. Sub. Notes	Caa1	100	93,500
7.75%, 04/01/15 144A(cost $100,000; purchased 01/14/05)(a)(g)
Lehman Brothers Holdings, Notes	A1	305	297,829
3.50%, 08/07/08
MBNA America Bank NA, Notes	Baa1	190	188,639
4.625%, 08/03/09
MBNA America Bank NA, Sub. Notes	Baa2	80	89,244
7.125%, 11/15/12
Orion Power Holdings, Inc., Sr. Notes	B2	75	91,500
12.00%, 05/01/10
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	125	134,063
7.375%, 12/15/14
Refco Finance Holdings LLC, Gtd. Notes	B3	25	26,625
9.00%, 08/01/12 144A(cost $26,598; purchased 09/21/04)(g)
Verizon Global Funding Corp., Notes	A2	165	200,033
7.75%, 12/01/30
Wells Fargo & Co., Notes	Aa1	225	225,243

3.112%, 03/23/07 (c)			5,663,178

Financial-Brokerage
Vanguard Health Holdings II, Sr. Sub. Notes	Caa1	50	52,875

9.00%, 10/01/14
Food – 0.2%
Agrilink Foods, Inc., Gtd. Notes	B3	25	26,063
11.875%, 11/01/08(cost $25,788; purchased 09/11/02)(g)
B&G Foods Holding Corp., Sr. Notes	B2	125	130,625
8.00%, 10/01/11
Del Monte Corp., Sr. Sub. Notes	B2	25	24,500
6.75%, 02/15/15 144A(cost $25,000; purchased 01/25/05)(g)

Dole Foods Co., Sr. Notes	B2	100	108,000
8.875%, 03/15/11
Kraft Foods, Inc., Notes	A3	195	202,610
5.625%, 11/01/11
McCormick & Co., Inc., Notes	A2	260	266,589
6.40%, 02/01/06
Wornick Co., Sec’d. Notes	B2	50	52,500
10.875%, 07/15/11

			810,887

Furniture
Interface, Inc., Sr. Notes	Caa1	75	84,375
10.375%, 02/01/10
Sealy Mattress Co., Sr. Sub., Notes	Caa1	50	52,375
8.25%, 06/15/14

			136,750

Healthcare Services – 0.1%
AmerisourceBergen Corp., Sr. Notes	Ba3	75	80,813
8.125%, 09/01/08
Concentra Operating Corp., Gtd. Notes	B3	25	26,875
9.50%, 08/15/10
Concentra Operating Corp., Sr. Sub. Notes	B3	75	79,875
9.125%, 06/01/12
Genesis Healthcare Corp., Notes	B3	75	82,125
8.00%, 10/15/13
Highmark, Inc., Notes	Baa3	145	156,264
6.80%, 08/15/13 144A(cost $150,410; purchased 08/14/03 - 10/12/04)(g)
InSight Health Services Corp., Gtd. Notes	B3	50	49,250
9.875%, 11/01/11
Inverness Medical Innovations, Inc. Sr. Sub. Notes	Caa1	25	25,500
8.75%, 02/15/12
Tenet Healthcare Corp., Notes	B1	50	47,375
7.375%, 02/01/13(a)
Tenet Healthcare Corp., Sr. Notes	B3	25	26,125
9.875%, 07/01/14
Vicar Operating, Inc., Gtd. Notes	B3	50	54,375
9.875%, 12/01/09

			628,577

Hotels & Motels
Harrahs Operating Co., Inc., Gtd. Notes	Baa3	100	101,844
5.50%, 07/01/10
Hilton Hotels Corp., Notes	Ba1	25	28,584
7.625%, 12/01/12
Host Marriott L.P., Gtd. Notes	Ba3	50	53,000
9.50%, 01/15/07
Las Vegas Sands Corp., Sr. Notes	B2	25	23,844
6.375%, 02/15/15 144A(cost $24,775; purchased 02/03/05)(a)(g)

			207,272

Industrial Products – 0.1%
Brand Services, Inc., Gtd. Notes	B3	75	83,625
12.00%, 10/15/12
Collins & Aikman Corp., Gtd. Notes	Caa1	75	80,250
9.75%, 02/15/10
Euramax International PLC, Sr. Sub. Notes	B2	25	25,875
8.50%, 08/15/11
Massey Energy Co., Sr. Notes	Ba3	75	75,750
6.625%, 11/15/10
Mobile Mini, Inc., Sr. Notes	B2	75	84,750
9.50%, 07/01/13
National Waterworks, Inc., Gtd. Notes	B3	100	111,750
10.50%, 12/01/12
Shaw Group, Inc., Unsec’d. Sr. Notes	Ba2	50	54,500
10.75%, 03/15/10(a)

			516,500

Insurance – 0.5%
Ace INA Holdings, Inc., Notes	A3	155	158,021
5.875%, 06/15/14

AIG SunAmerica Global Financing XII, Notes	Aaa	275	281,021
5.30%, 05/30/07 144A(cost $274,855; purchased 05/15/02)(g)
Allstate Financial Global Funding LLC, Notes	Aa2	180	183,406
5.25%, 02/01/07 144A(cost $179,733; purchased 01/24/02)(g)
Fund American Cos., Inc., Notes	Baa2	195	198,302
5.875%, 05/15/13
Genworth Financial, Inc., Notes	A2	185	190,016
5.75%, 06/15/14
Metlife, Inc., Sr. Notes	A2	200	213,412
6.125%, 12/01/11
Nationwide Financial Services, Inc., Sr. Notes	A3	205	215,496
5.90%, 07/01/12
Nationwide Mutual Insurance Co., Bonds	A2	105	105,743
6.60%, 04/15/34 144A(cost $104,770; purchased 03/31/04)(g)
NLV Financial Corp., Sr. Notes	Baa3	120	135,396
7.50%, 08/15/33 144A(cost $121,248; purchased 08/20/03 - 12/03/03)(g)
Principal Life Global Funding I, Notes	Aa3	185	185,885
5.125%, 10/15/13 144A(cost $183,977; purchased 10/20/03)(g)
Security Benefit Life Insurance Co., Notes	Baa1	80	89,340
7.45%, 10/01/33 144A(cost $79,822; purchased 09/26/03)(g)
Transamerica Capital II Co., Co. Gtd.	Baa1	95	108,910
7.65%, 12/01/26 144A(cost $109,908; purchased 01/03/05)(g)

			2,064,948

Machinery & Equipment – 0.1%
Case New Holland, Inc., Sr. Notes	Ba3	50	53,500
9.25%, 08/01/11 144A(cost $49,415; puchased 07/29/03)(g)
Cummins, Inc., Sr. Notes	Ba2	25	27,688
9.50%, 12/01/10
Dresser-Rand Group, Inc., Sr. Sub. Notes	B3	25	25,125
7.375%, 11/01/14 144A(cost $25,000; purchased 10/15/04)(g)
JLG Industries, Inc., Sr. Sub. Notes	B3	100	107,000
8.375%, 06/15/12(a)
Manitowoc Co., Inc., Sr. Notes	B1	50	51,750
7.125%, 11/01/13

			265,063

Medical Supplies & Equipment – 0.2%
Fresenius Medical Capital Trust II, Gtd. Notes	Ba2	250	262,812
7.875%, 02/01/08
Hospira, Inc., Notes	Baa3	190	191,380
4.95%, 06/15/09
Medquest, Inc., Gtd. Notes	B3	25	24,625
11.875%, 08/15/12
VWR International, Inc., Sr. Notes (Germany)	B2	25	25,188
6.875%, 04/15/12 (l)
VWR International, Inc., Sr. Sub. Notes (Germany)	B3	175	178,063
8.00%, 04/15/14 (l)
Warner Chilcott Corp., Sr. Sub. Notes	Caa1	50	50,500
8.75%, 02/01/15 144A(cost $50,000; purchased 01/13/05)(g)

			732,568

Metals & Mining – 0.3%
Algoma Steel, Inc., Sec’d. Notes	NR	25	27,375
11.00%, 12/31/09
Allegheny Technologies, Inc., Notes	B2	75	80,625
8.375%, 12/15/11
Alpha Natural Resources, Sr. Notes	B3	75	84,375
10.00%, 06/01/12 144A(cost $75,000; purchased 05/13/04)(g)

Autocam Corp., Sr. Sub. Notes	B3	50	43,750
10.875%, 06/15/14
California Steel Industries, Inc., Sr. Notes	Ba3	25	23,875
6.125%, 03/15/14
Century Aluminum Co., Sr. Notes	B1	75	76,125
7.50%, 08/15/14
Compass Minerals Group, Inc., Gtd. Notes	B3	25	27,313
10.00%, 08/15/11
Foundation PA Coal Co., Sr. Notes	B1	75	76,500
7.25%, 08/01/14
Freeport-McMoRan Resource Partners, Inc. L.P., Sr. Notes	Caa1	175	181,125
7.00%, 02/15/08
Hawk Corp., Sr. Notes	B2	50	51,500
8.75%, 11/01/14
Ipsco, Inc., Sr. Notes (Canada)	Ba3	25	27,938
8.75%, 06/01/13 (l)
Ispat Inland ULC, Sec’d. Notes	B3	33	38,775
9.75%, 04/01/14
Neenah Corp., Sec’d. Notes	B2	25	27,875
11.00%, 09/30/10 144A(cost $26,972; purchased 10/15/03)(g)
Newmont Mining Corp., Notes	Baa1	245	240,915
5.875%, 04/01/35
Russel Metals, Inc., Sr. Notes (Canada)	Ba3	75	73,125
6.375%, 03/01/14 (l)
Valmont Industries, Inc., Sr. Sub. Notes	NR	50	49,750
6.875%, 05/01/14

			1,130,941

Oil & Gas – 0.8%
Amerada Hess Corp., Bonds	Ba1	135	161,840
7.875%, 10/01/29
ANR Pipeline, Inc., Notes	B1	25	27,160
8.875%, 03/15/10
Atmos Energy Corp., Notes	Baa3	210	202,397
4.00%, 10/15/09
Baker Hughes, Inc., Sr. Notes	A2	200	238,764
6.875%, 01/15/29
Buckeye Partners, Notes	Baa2	55	54,573
5.30%, 10/15/14
Chesapeake Energy Corp., Sr. Notes	Ba3	25	25,875
7.00%, 08/15/14
ConocoPhillips, Gtd. Bonds	A3	245	258,631
5.90%, 10/15/32
Denbury Resources, Inc., Gtd. Notes	B2	75	77,250
7.50%, 04/01/13
Devon Financing Corp. LLC, Gtd. Notes	Baa2	145	181,184
7.875%, 09/30/31
Diamond Offshore Drilling, Inc., Sr. Notes	Baa2	125	123,938
5.15%, 09/01/14
Duke Capital LLC, Sr. Notes	Baa3	175	184,955
6.25%, 02/15/13
Dynegy-Roseton Danskamme Corp., Gtd. Notes	Caa2	50	49,125
7.27%, 11/08/10
Encana Holdings Financial Corp., Gtd. Notes (Canada)	Baa1	200	209,304
5.80%, 05/01/14 (l)
Encore Acquisition Co., Gtd. Notes	B2	50	54,250
8.375%, 06/15/12
Ferrellgas Partners L.P., Sr. Notes	B2	100	104,500
8.75%, 06/15/12
Forest Oil Corp., Sr. Notes	Ba3	25	27,625
8.00%, 12/15/11
Grant Prideco, Inc., Co. Gtd.	BA3	25	27,125
9.00%, 12/15/09
Halliburton Co., Notes	Baa2	190	190,004
3.45%, 04/26/05 144A (c)(cost $190,000; purchased 05/07/04)(g)

Hanover Compressor Co., Sr. Notes	B3	25	26,875
9.00%, 06/01/14
Hilcorp Energy I L.P., Sr. Notes	B3	75	83,625
10.50%, 09/01/10 144A(cost $75,000; purchased 08/05/03)(g)
Kaneb Pipeline Operating Partnership L.P., Sr. Notes	Ba1	90	102,144
7.75%, 02/15/12
Kinder Morgan, Inc., Sr. Notes	Baa2	180	193,570
6.50%, 09/01/12
Magnum Hunter Resources, Inc., Gtd. Notes	B2	33	37,125
9.60%, 03/15/12
Panhandle Eastern Pipe Line Co., Sr. Notes	Baa3	70	70,091
4.80%, 08/15/08
Parker Drilling Co., Gtd.	B2	25	26,313
10.125%, 11/15/09
Pemex Project Funding Master Trust, Notes	Baa1	190	194,275
4.31%, 06/15/05 144A(cost $187,464; purchased 06/08/04)(g)
Petroleum Geo-Services ASA, Notes (Norway)	B1	75	84,563
10.00%, 11/05/10 (l)
Pioneer Natural Resource Co., Sr. Notes	Baa3	95	97,353
5.875%, 07/15/16
Plains All American Pipeline L.P., Gtd.	Ba1	70	80,684
7.75%, 10/15/12
Range Resources Corp., Sr. Sub. Notes	B3	50	51,250
7.375%, 07/15/13
Swift Energy Co., Sr. Notes	B1	50	52,000
7.625%, 07/15/11
TGT Pipeline LLC, Notes	Baa2	55	54,828
5.50%, 02/01/17 144A(cost $54,820; purchased 01/12/05)(g)
Transocean, Inc., Notes	Baa2	110	136,254
7.50%, 04/15/31
XTO Energy, Inc., Sr. Notes	Baa3	130	139,878
6.25%, 04/15/13

			3,629,328

Paper & Forest Products – 0.1%
Boise Cascade LLC, Sr. Sub. Notes	B2	100	101,750
7.125%, 10/15/14 144A(cost $101,344; purchased 10/15/04)(g)
Celulosa Arauco Y Constitucion SA, Notes (Chile)	Baa2	160	153,320
5.125%, 07/09/13 (l)
Graphic Packaging International Corp., Sr. Notes	B2	25	26,375
8.50%, 08/15/11
JSG Funding PLC, Sr. Notes (Ireland)	B2	50	54,000
9.625%, 10/01/12 (l)
Weyerhaeuser Co., Debs.	Baa2	40	46,913
7.375%, 03/15/32
Weyerhaeuser Co., Notes	Baa2	90	98,988
6.75%, 03/15/12

			481,346

Pharmaceuticals – 0.2%
Abbott Laboratories, Notes	A1	360	366,805
5.625%, 07/01/06
Amgen, Inc., Sr. Notes	A2	125	121,880
4.00%, 11/18/09 144A(cost $124,770; purchased 11/15/04)(g)
GlaxoSmithKline Capital, Inc., Gtd. Notes	Aa2	125	123,729
5.375%, 04/15/34
Wyeth, Bonds	Baa1	115	124,916
6.50%, 02/01/34

			737,330

Printing & Publishing – 0.2%
Canwest Media, Inc., Sr. Sub. Notes (Canada)
10.625%, 05/15/11 (l)	B2	100	109,500
8.00%, 09/15/12 (l)144A(cost $130,192; purchased 11/18/04)(g)	B2	137	145,403
CBD Media, Inc., Gtd. Notes	B3	50	51,750
8.625%, 06/01/11
Dex Media East LLC, Gtd. Notes
9.875%, 11/15/09	B2	25	27,625
12.125%, 11/15/12	B3	98	116,620
Dex Media West LLC, Sr. Notes	B3	25	26,813
8.50%, 08/15/10
Houghton Mifflin Co., Sr. Notes	B2	25	25,625
8.25%, 02/01/11
Houghton Mifflin Co., Sr. Sub. Notes	B3	50	51,750
9.875%, 02/01/13
Primedia, Inc., Sr. Notes
8.875%, 05/15/11	B3	50	52,375
8.00%, 05/15/23	B2	25	25,625
Sun Media Corp., Gtd. Notes (Canada)	Ba3	50	52,250
7.625%, 02/15/13 (l)
Vertis, Inc., Sec’d. Notes	B2	25	26,250
9.75%, 04/01/09

			711,586

Railroads – 0.1%
Canandian National Railways Co., Bonds	Baa1	195	213,702
6.25%, 08/01/34
Norfolk Southern Corp., Sr. Notes	Baa1	235	246,966
6.00%, 04/30/08

			460,668

Real Estate – 0.4%
BF Saul, Sec’d. Notes	B3	25	26,063
7.50%, 03/01/14
Developers Diversified Realty Corp., Notes	Baa3	145	139,799
3.875%, 01/30/09
EOP Operating L.P., Notes	Baa2	145	141,907
4.65%, 10/01/10
Geo Group, Inc. (The), Sr. Notes	B1	25	25,625
8.25%, 07/15/13
Lennar Corp., Sr. Notes Series B	Baa3	145	142,996
5.50%, 09/01/14
NVR, Inc., Sr. Notes	Baa3	150	148,125
5.00%, 06/15/10
Omega Healthcare Investors, Inc., Sr. Notes	B1	50	50,250
7.00%, 04/01/14
Pulte Homes, Inc., Gtd. Notes	Baa3	150	168,179
7.875%, 08/01/11
Reckson Operating Partnership L.P., Notes	Ba1	180	179,625
5.15%, 01/15/11
Rouse Co., Notes	Baa3	350	350,931
8.43%, 04/27/05
Simon Property Group L.P., Notes	Baa2	190	182,514
3.75%, 01/30/09
Universal City Development, Notes	B2	150	171,750
11.75%, 04/01/10
WCI Communities, Inc., Gtd. Notes	Ba3	50	53,750
9.125%, 05/01/12

			1,781,514

Restaurants – 0.1%
El Pollo Loco, Inc., Sec’d. Notes	B2	50	51,250
9.25%, 12/15/09
EPL Intermediate, Inc., Sr. Disc. Notes, Zero Coupon (until 3/15/09)	Caa1	50	32,750
12.50%, 03/15/10
Perkins Family Restuarants L.P., Sr. Notes	B1	75	76,594
10.125%, 12/15/07
Real Mex Restaurants, Inc., Sec’d Notes	B2	25	26,188
10.00%, 04/01/10 144A(cost $26,490; purchased 02/04/05)(g)
Yum! Brands, Inc., Sr. Notes	Baa3	185	215,396
7.70%, 07/01/12

			402,178

Retail & Merchandising – 0.1%
Adesa Corp., Sr. Sub. Notes	B1	50	50,250
7.625%, 06/15/12
Asbury Automotive Group, Inc., Gtd. Notes	B3	25	25,625
9.00%, 06/15/12
CVS Corp., Notes	A3	105	102,553
4.00%, 09/15/09
Jean Coutu Group PJC, Inc., Sr. Notes (Canada)	B2	75	76,875
7.625%, 08/01/12 (l)
Kroger Co., Gtd. Notes	Baa2	180	202,960
8.05%, 02/01/10
Pantry, Inc., Sr. Sub. Notes	B3	50	52,000
7.75%, 02/15/14

			510,263

Semiconductors
AMI Semiconductor, Inc., Gtd. Notes	B3	33	39,683

10.75%, 02/01/13
Telecommunications – 0.9%
America Movil SA de CV, Co. Gtd. (Mexico)	Baa1	115	110,532
5.50%, 03/01/14 (l)
America Movil SA de CV, Notes (Mexico)	A3	120	109,174
6.375%, 03/01/35 (l)
American Tower Corp., Sr. Notes	B3	50	50,000
7.125%, 10/15/12
AT&T Broadband Corp., Gtd. Notes	Baa3	205	243,951
8.375%, 03/15/13
Call-Net Enterprises, Inc., Gtd. Notes	Caa3	100	105,500
10.625%, 12/31/08
Centennial Communications Corp., Gtd. Notes	Caa1	50	55,500
10.125%, 06/15/13
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)	Baa3	160	209,876
8.75%, 06/15/30 (l)
Echostar DBS Corp., Sr. Notes	Ba3	3	3,218
9.125%, 01/15/09
Eircom Funding, Sr. Sub. Notes (Ireland)	B1	100	109,250
8.25%, 08/15/13 (l)
France Telecom SA, Notes (France)	Baa1	155	177,569
8.00%, 03/01/11 (l)
Horizon PCS, Inc., Sr. Notes	B3	25	28,500
11.375%, 07/15/12 144A(cost $28,284; purchased 01/19/05)(g)
Inmarsat Finance PLC, Co. Gtd. (United Kingdom)	B2	25	25,000
7.625%, 06/30/12 (l)
Intelsat Bermuda Ltd., Sr. Notes (Bermuda)	B1	100	102,000
7.794%, 07/15/05 144A(cost $100,000; purchased 01/24/05)(g)(l)
IPCS Escrow Co., Sr. Notes	B3	50	56,500
11.50%, 05/01/12
Lucent Technologies, Inc., Notes	Caa1	75	73,688
5.50%, 11/15/08
Motorola, Inc., Notes	Baa3	215	222,454
5.80%, 10/15/08
New Cingular Wireless Services, Inc., Sr. Notes	Baa2	170	224,957
8.75%, 03/01/31
Primus Telecommunications Group, Inc., Sr. Notes	B3	75	54,375
8.00%, 01/15/14
Rogers Wireless, Inc., Sec’d. Notes (Canada)	Ba3	75	85,500
9.625%, 05/01/11 (l)
Rogers Wireless, Inc., Sr. Sec’d. Notes (Canada)	Ba3	150	146,250
6.375%, 03/01/14 (l)

Sprint Capital Corp., Co. Gtd.	Baa3	220	245,174
7.625%, 01/30/11
Telecom Italia Capital, Gtd. Notes (Luxembourg)	Baa2	155	153,396
5.25%, 11/15/13 (l)
Telefonos de Mexico SA, Notes	A3	150	142,597
5.50%, 01/27/15 144A(cost $146,603; purchased 03/10/05)(g)(l)
Telex Communications, Inc., Sec’d. Notes	B3	75	82,500
11.50%, 10/15/08
Telus Corp., Notes (Canada)	Baa3	135	156,528
8.00%, 06/01/11 (l)
Time Warner Telecom LLC, Sr. Notes	B3	75	73,500
9.75%, 07/15/08(a)
Time Warner Telecom, Inc., Sr. Notes	B3	50	49,500
10.125%, 02/01/11(a)
TSI Telecommunication Services, Inc., Gtd. Notes	B3	75	84,000
12.75%, 02/01/09
Ubiquitel Operating Co., Sr. Notes	Caa1	75	83,063
9.875%, 03/01/11
United States Cellular Corp., Notes	Baa1	110	114,727
6.70%, 12/15/33
US Unwired, Inc., Sec’d. Notes	Caa1	75	83,438
10.00%, 06/15/12
Viacom, Inc., Co. Gtd.	A3	135	151,084
7.70%, 07/30/10
Western Wireless Corp., Sr. Notes	Caa1	125	143,125
9.25%, 07/15/13

			3,756,426

Transportation – 0.1%
CHC Helicopter Corp., Sr. Sub. Notes	B2	25	24,469
7.375%, 05/01/14
Petroleum Helicopters, Inc., Gtd. Notes, Series B	B1	75	80,063
9.375%, 05/01/09
Travelcenters of America, Inc., Gtd. Notes	B3	175	196,874
12.75%, 05/01/09
Union Tank Car Co., Notes	A2	150	157,597
7.125%, 02/01/07

			459,003

Utilities – 1.0%
AES Corp., Sec’d. Notes	B2	100	110,500
9.00%, 05/15/15 144A(cost $102,294; purchased 05/01/03 - 09/10/03)(g)
AES Corp., Sr. Notes
8.875%, 02/15/11	B3	125	135,938
7.75%, 03/01/14	B3	25	25,938
Alabama Power Co., Sr. Notes	A2	175	175,261
3.063%, 08/25/09
Allegheny Energy Supply Co. LLC, Notes	B3	25	26,063
7.80%, 03/15/11
Appalachian Power Co., Sr. Notes, Series E	Baa2	185	185,583
4.80%, 06/15/05
Black Hills Corp., Notes	Baa3	150	154,980
6.50%, 05/15/13
Canadian Natural Resources Ltd., Notes (Canada)	Baa1	300	351,180
7.20%, 01/15/32 (l)
CE Electric UK Funding Co., Sr. Notes (United Kingdom)	Baa3	155	162,384
6.995%, 12/30/07 144A (cost $164,880; purchased 03/03/04)(g)(l)
Centerpoint Energy, Inc. Sr. Notes	Ba2	135	147,761
7.25%, 09/01/10
Chesapeake Energy Corp., Gtd. Notes	Ba3	100	110,875
9.00%, 08/15/12
CMS Energy Corp., Sr. Notes	B3	400	433,999
8.50%, 04/15/11

Edison Mission Energy, Sr. Notes	B2	100	116,000
9.875%, 04/15/11
Exelon Generation Co. LLC, Notes	Baa1	155	155,838
5.35%, 01/15/14
Markwest Energy Partners L.P., Sr. Notes	B1	25	25,125
6.875%, 11/01/14 144A(cost $25,000; purchased 10/19/04)(g)
NRG Energy, Inc., Sec’d. Notes	B2	173	183,813
8.00%, 12/15/13 144A(cost $185,474; purchased 01/27/04 - 01/25/05)(g)
Pacific Gas & Electric Corp., First Mtge.	Baa1	150	154,554
6.05%, 03/01/34
Pacific Gas & Electric, Notes	Baa1	43	43,122
3.26%, 04/03/06 (c)
Pinnacle West Capital Corp., Sr. Notes	Baa2	150	152,127
6.40%, 04/01/06
PPL Capital Funding, Gtd. Notes	Baa3	190	185,017
4.33%, 03/01/09 (c)
Progress Energy, Inc., Sr. Notes	Baa2	130	133,261
6.75%, 03/01/06
Public Service Co. of New Mexico, Sr. Notes	Baa3	245	242,721
4.40%, 09/15/08
Puget Sound Energy, Inc., Notes	Baa2	195	195,300
2.37%, 07/14/06 (c)
Sierra Pacific Resources, Sr. Notes	B2	175	187,250
8.625%, 03/15/14
TXU Energy Co., Notes	Baa2	45	45,006
3.42%, 04/14/05 144A (c)
Utilicorp Canada Finance Corp., Gtd. Notes (Canada)	B2	25	25,875
7.75%, 06/15/11 (l)
Westar Energy, Inc., First Mortgage	BA1	110	117,604
7.875%, 05/01/07
Williams Cos., Inc., Notes	B3	25	29,813
8.75%, 03/15/32
WPD Holdings UK, Jr. Unsub. Notes (United Kingdom)	Baa2	110	114,979
6.875%, 12/15/07 144A (cost $111,858; purchased 11/06/03)(g)(l)

			4,127,867

TOTAL CORPORATE OBLIGATIONS (Cost $40,804,858)			41,256,037

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 9.5%
Federal Home Loan Banks		2,345	2,332,854
2.77%, 06/06/05
Federal Home Loan Mortgage Corp.
4.50%, 11/01/18 - 04/01/19		441	432,234
4.583%, 09/01/32 (c)		115	115,354
5.00%, 12/01/08 - 12/01/33		3,690	3,676,934
5.50%, 12/01/33		176	176,357
6.00%, 10/01/09 - 12/01/33		3,374	3,447,799
6.625%, 09/15/09		1,000	1,087,905
7.00%, 11/01/30 - 06/01/32		153	161,768

			9,098,351

Federal National Mortgage Assoc.
3.25%, 08/15/08		475	459,807
4.375%, 09/15/12		450	440,106
4.50%, 05/01/18 - 11/01/33		5,812	5,685,567
5.00%, 03/01/18 - 03/01/34		1,377	1,359,626
5.50%, 01/01/17 - 12/01/34		10,543	10,620,165
6.00%, 05/15/08 - 11/01/34		3,229	3,319,525
6.50%, 05/01/17 - 12/01/32		1,919	1,999,143
7.00%, 01/01/31 - 04/01/32		15	15,646
7.125%, 06/15/10		535	598,278

			24,497,863

Government National Mortgage Assoc.
2.946%, 03/16/19 (c)		260	248,737
5.00%, 07/15/33 - 03/20/34		1,828	1,805,982

5.50%, 01/20/34 - 05/20/34			1,438		1,451,096
6.00%, 02/15/26 - 01/20/35			436		447,344
6.50%, 02/15/28 - 12/20/33			177		184,948
7.00%, 03/15/13 - 08/15/26			371		393,347
8.00%, 12/15/16 - 07/15/23			45		47,713
8.50%, 06/15/16 - 10/15/26			126		137,580
9.50%, 10/15/09 - 03/15/19			4		4,082
12.00%, 09/15/13			(r	)-	181

					4,721,010

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $40,867,461)					40,650,078

U.S. TREASURY OBLIGATIONS – 8.2%
U.S. Treasury Bonds
7.50%, 11/15/16			750		940,547
8.50%, 02/15/20			875		1,217,788
6.25%, 08/15/23			170		197,990
7.625%, 02/15/25(a)			300		404,285
6.00%, 02/15/26			1,110		1,270,126
6.25%, 05/15/30(a)			865		1,039,554
5.375%, 02/15/31(a)			935		1,019,333
U.S. Treasury Inflationary Bonds
2.00%, 07/15/14 [TIPS]			650		671,847
2.375%, 01/15/25 [TIPS]			1,100		1,197,292
U.S. Treasury Notes
1.625%, 04/30/05			220		219,863
6.50%, 08/15/05			2,845		2,882,787
1.875%, 11/30/05			385		381,692
1.50%, 03/31/06			945		927,393
3.25%, 08/15/07			3,945		3,893,068
3.00%, 11/15/07(a)			2,000		1,957,188
3.375%, 11/15/08			610		596,514
3.375%, 12/15/08(a)			1,965		1,919,715
4.00%, 06/15/09(a)			1,830		1,822,923
3.50%, 02/15/10			145		140,780
5.75%, 08/15/10(a)			5,250		5,635,551
5.00%, 08/15/11(a)			5,325		5,533,841
4.25%, 11/15/13(a)			1,105		1,088,296

TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,123,263)					34,958,373

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.7%
Banc of America Commercial Mortgage, Inc., Series 2004-6 Class A1	AAA	(d)	101		99,648
3.801%, 12/10/42 (c)
Bank of America Commercial Mortgage, Inc., Series 2003-1, Class A2	AAA	(d)	350		343,986
4.648%, 09/11/36 (c)
Bank of America Mortgage Securities, Series 2003-L, Class 2A2	Aaa		564		557,195
4.288%, 01/25/34 (c)
Bank of America Mortgage Securities, Series 2004-A, Class 2A2	AAA	(d)	333		327,917
4.138%, 02/25/34 (c)
Bank of America Mortgage Securities, Series 2004-D, Class 2A2	AAA	(d)	122		120,187
4.23%, 05/25/34 (c)
Bank of America Mortgage Securities, Series 2004-H, Class 2A2	Aaa		191		190,677
4.814%, 09/25/34 (c)
Bank of America Mortgage Securities, Series 2004-I, Class 3A2	Aaa		216		215,036
5.005%, 10/25/34 (c)
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A1	Aaa		76		74,979
3.688%, 11/11/41

Bear Stearns Commercial Mortgage Securities, Series 2004-T14, Class A2	Aaa		900	888,480
4.17%, 01/12/41
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A1	Aaa		72	71,344
3.787%, 10/15/41
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A2	Aaa		1,175	1,169,385
4.609%, 02/15/38
Fannie Mae, Series 2002-74, Class PJ	Aaa		575	580,843
5.00%, 03/25/15
Fannie Mae, Series 2003-92, Class NM	Aaa		300	294,899
3.50%, 04/25/13
Fannie Mae, Series 2003-40, Class NI	Aaa		212	13,923
5.50%, 04/01/33 [IO]
Federal Home Loan Mortgage Corp., Series 2882, Class YB	Aaa		250	250,320
5.00%, 10/15/27
Federal Home Loan Mortgage Corp., Series 2890, Class PB	Aaa		750	750,960
5.00%, 11/15/27
Federal National Mortgage Assoc., Series 319, Class 2	Aaa		101	22,664
6.50%, 02/01/32 [IO]
Freddie Mac, Series 2614, Class IH	Aaa		390	61,927
4.50%, 05/15/16 [IO]
Freddie Mac, Series 2631, Class IG	Aaa		625	46,139
4.50%, 07/15/11 [IO]
Freddie Mac, Series 2631, Class PC	Aaa		750	741,737
4.50%, 03/15/16
Freddie Mac, Series 2686, Class JG	Aaa		800	810,838
5.50%, 04/15/28
General Electric Capital Commercial Mortgage Corp., Series 2001-1, Class A2	Aaa		390	424,006
6.531%, 05/15/33
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A2	AAA	(d)	375	410,946
6.70%, 04/15/34
Greenwich Capital Commercial Funding Corp., Series 2004-GG1A, Class A2	Aaa		335	331,506
3.835%, 10/08/08
Greenwich Capital Commercial Funding Corp., Series 2005-Gg3, Class Aab	Aaa		160	157,324
4.619%, 08/10/42
J.P. Morgan Chase Commercial Mortgage Finance Corp., Series 2001-CIB2, Class A2	AAA	(d)	325	340,810
6.244%, 04/15/35
J.P. Morgan Chase Commercial Mortgage Finance Corp., Series 2001-CIBC, Class A3	AAA	(d)	425	456,386
6.26%, 03/15/33
LB-UBS Commercial Mortgage Trust, Series 2004-C2 , Class A2	Aaa		475	453,407
3.246%, 03/01/29
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A2	Aaa		750	749,504
4.567%, 05/15/29 (c)
Morgan Stanley Capital I, Inc., Series 2005-T17 Cl-A5	AAA	(d)	275	269,327
4.78%, 12/13/41
Washington Mutual Mortgage, Series 2004-AR1, Class A	Aaa		196	193,508
4.229%, 03/25/34

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,710,076)				11,419,808

ASSET-BACKED SECURITIES – 0.9%
BankBoston Home Equity Loan Trust, Series 1998-1, Class A6	Aaa		204	207,398
6.35%, 02/25/13
Capital Auto Receivables Asset Trust, Series 2002-2, Class CTFS	Aaa		109	109,795
4.18%, 10/15/07
Chase Funding Mortgage Loan Asset-Backed, Series 2002-2, Class 1M1	Aa2		80	80,799
5.599%, 09/25/31 (c)
Chase Manhattan Auto Owner Trust, Series 2003-A, Class A4	Aaa		285	275,817
2.06%, 12/15/09
Citibank Credit Card Issuance Trust, Series 2001-C1, Class C1	Baa2		235	239,947
3.74%, 01/15/10 (c)
Citibank Credit Card Issuance Trust, Series 2004-C1, Class-C1	Baa		625	632,917
3.46%, 07/15/13 (c)
Countrywide Asset-Backed Certificates, Series 2003-5, Class AF3	Aaa		315	313,814
3.613%, 04/25/30 (c)
Fannie Mae Whole Loan, Series 2003-W16, Class AF3	Aaa		191	190,255
2.91%, 07/25/29
Hyundai Auto Receivables Trust, Series 2003-A, Class A4	Aaa		175	171,075
3.02%, 10/15/10
Hyundai Auto Receivables Trust, Series 2003-A, Class D	Baa2		80	79,853
4.06%, 10/15/10
MBNA Master Credit Card Trust, Series 2000-D, Class C	BBB	(d)	300	323,134
8.40%, 09/15/09 144A(cost $312,976; purchased 05/16/02)(g)
Morgan Stanley Auto Loan Trust, Series 2004-HB1, Class C	Baa2		89	87,768
2.88%, 10/15/11
PECO Energy Transition Trust, Series 2001-A, Class A1	Aaa		475	515,654
6.52%, 12/31/10
Reliant Energy Transition Bond Co. LLC, Series 2001-1, Class A4	Aaa		350	364,658
5.63%, 09/15/15
World Financial Network Credit Card Master Trust, Series 2003-A, Class A2	Aaa		375	377,262
3.18%, 04/15/05 (c)

TOTAL ASSET-BACKED SECURITIES (Cost $3,947,782)				3,970,146

U.S. GOVERNMENT AGENCY OBLIGATIONS – 0.6%
Federal Home Loan Bank			300	321,015
5.75%, 05/15/12
Federal Home Loan Mortgage Corp.
2.75%, 03/15/08			350	336,446
5.125%, 07/15/12			565	579,650
Federal National Mortgage Assoc.
3.25%, 02/15/09			700	672,852
6.00%, 05/15/11			325	348,396
Student Loan Marketing Assoc.
2.30%, 01/26/09 (c)			225	225,485
4.38%, 04/01/09 (c)			155	153,063

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,615,091)				2,636,907

FOREIGN GOVERNMENT BONDS – 0.2%
Republic of South Africa (South Africa)(l)	Baa2		265	278,912
6.50%, 06/02/14
United Mexican States (Mexico)(l)
3.33%, 01/13/09 (c)	Baa2		150	151,763
6.375%, 01/16/13	Baa2		205	213,200

TOTAL FOREIGN GOVERNMENT BONDS (Cost $631,736)				643,875

MUNICIPAL BONDS – 0.2%
Georgia – 0.2%
Atlanta GA Airport Passenger Facility Charge Revenue Bonds	Aaa	440	450,762
5.00%, 01/01/33

Kansas
Kansas State Development Finance Authority, Revenue Bonds	Aaa	125	127,949
5.501%, 05/01/34

Oregon
Oregon State Taxable Pension, General Obligation Unlimited	Aa3	60	64,514
5.892%, 06/01/27

TOTAL MUNICIPAL BONDS (Cost $638,777)			643,225

		Units
WARRANTS*
Entertainment & Leisure
Mikohn Gaming Corp., expiring 08/15/08 144A(cost $0; purchased 01/16/02)(g)		75	20

Transportation
Travelcenters of America, expiring 05/01/09 (cost $0; purchased 03/16/01)(g)		525	2,888

TOTAL WARRANTS (Cost $0)			2,908

TOTAL LONG-TERM INVESTMENTS (Cost $382,798,053)			421,566,787

		Principal Amount (000)	Value
SHORT-TERM INVESTMENTS – 19.6%
Certificates of Deposit – 1.6%
Banco Santander PR		$1,194	1,193,710
2.72%, 04/07/05 (b)(c)
Canadian Imperial Bank of Commerce		262	261,715
1.72%, 05/25/05 (b)
Eurohypo AG		4,925	4,925,432
2.78%, 04/18/05 (b)
Fortis Bank NY		312	312,005
1.775%, 06/06/05 (b)
Societe Generale		209	208,604
2.76%, 04/14/05 (b)

			6,901,466

Commercial Paper – 2.6%
Countrywide Home Loans		1,500	1,497,195
2.816%, 04/27/05 (b)
Falcon Asset Securitization		152	151,539
2.77%, 04/15/05 (b)
Liberty Funding Corp.		3,509	3,501,024
2.80%, 04/22/05 (b)
Nordeutsche Landesbank		2,560	2,554,371
2.805%, 04/18/05 (b)
Skandinaviska Enskilda Banken		1,223	1,222,940
2.80%, 04/17/05 (b)(c)
Thames Asset Global Securities		2,027	2,022,237
2.80%, 04/20/05 (b)

			10,949,306

Corporate Obligations – 6.8%
Bank of America NA
2.58%, 04/01/05 (b)		246	245,695
2.80%, 04/01/05 (b)(c)		1,345	1,344,655

Barton Capital Corp.	2,471	2,471,281
2.83%, 04/01/05 (b)
Goldman Sachs Group, Inc.	4,096	4,095,719
2.955%, 04/01/05 (b)(c)
Lehman Brothers	1,596	1,595,882
2.935%, 04/01/05 (b)(c)
Merrill Lynch & Co., Inc.	9,476	9,475,966
2.975%, 04/01/05 (b)
Morgan Stanley
2.82%, 04/01/05 (b)(c)	4,223	4,222,911
2.84%, 04/01/05 (b)(c)	432	431,571
Natexis Banque NY	4,901	4,901,162
2.925%, 04/01/05 (b)(c)
Sedna Finance Corp.	321	320,686
2.78%, 04/15/05 (b)(c)

		29,105,528

Time Deposit – 2.8%
Chase Manhattan Bank	4,026	4,026,454
2.843%, 04/01/05 (b)
Societe Generale NY	7,942	7,942,312
2.875%, 04/01/05 (b)

		11,968,766

	Shares
Non-Registered Investment Company – 3.4%
BlackRock Institutional Money Market Trust(b)(j)	14,593,397	14,593,397

Registered Investment Companies – 2.4%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	5,178,406	5,178,406
BlackRock Provident Institutional Funds TempFund Portfolio (j)	5,178,405	5,178,405

		10,356,811

TOTAL SHORT-TERM INVESTMENTS (Cost $83,875,274)		83,875,274

Total Investments — 118.1% (Cost $466,673,327(p))		505,442,061

Liabilities in Excess of Other Assets — (18.1%)		(77,609,626)

Net Assets — 100.0%		$427,832,435

The following abbreviations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR	American Depository Receipt

IO	Interest Only

NR	Not Rated by Moody’s or Standard & Poor’s.

PIK	Payment-in-kind

REIT	Real Estate Investment Trust

TIPS	Treasury Inflation Protection Securities

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $71,392,160; cash collateral of $73,518,463 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $6,849,922. The aggregate value, $6,788,459 represents 1.59% of net assets.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(l)	US$ Denominated Foreign Bonds.

(o)	Fair valued security.

(p)	The United States federal income tax basis of the Fund’s investments was $467,815,112; accordingly, net unrealized appreciation on investments for federal income tax purposes was $37,626,949 (gross unrealized appreciation - $ 49,552,882; gross unrealized depreciation - $11,925,933). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(r)	Less than 1,000 par.

(t)	When issued security.

AST T. Rowe Price Global Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Moody’s Rating	Amount Principal (000)#	Value
LONG-TERM INVESTMENTS - 90.2%
FOREIGN BONDS – 55.6%
Australia – 0.3%
Eurofima, Sr. Notes	Aaa	AUD 1,570	$1,240,057

6.50%, 08/22/11
Austria – 1.5%
Republic of Austria, Notes
5.25%, 01/04/11	Aaa	EUR 700	1,004,606
3.80%, 10/20/13	Aaa	EUR 1,800	2,379,384
Republic of Austria, Unsub. Notes	Aaa	EUR 1,800	2,430,023
4.00%, 07/15/09 144A(cost $2,354,055; purchased 05/21/03 - 01/04/05)(g)

			5,814,013

Belgium – 0.3%
Belgium Kingdom, Notes	Aa1	EUR 740	1,094,976

5.00%, 03/28/35
Canada – 3.0%
Canadian Government, Bonds
6.00%, 06/01/11	Aaa	CAD 800	730,826
5.25%, 06/01/12	Aaa	CAD 1,905	1,679,745
5.25%, 06/01/13	Aaa	CAD 900	769,163
5.00%, 06/01/14	Aaa	CAD 5,800	5,036,702
5.75%, 06/01/29	Aaa	CAD 1,115	1,052,849
5.75%, 06/01/33		CAD 1,180	1,131,032
Canadian Natural Resources Ltd., Notes	Baa1	270	316,063
7.20%, 01/15/32
Canandian National Railway Co., Bonds	Baa1	230	252,059
6.25%, 08/01/34
Encana Holdings Finance Corp., Gtd. Notes	Baa1	280	293,026
5.80%, 05/01/14
Ford Credit Canada, Sr. Notes	A3	GBP 90	169,189
7.25%, 12/07/07
Telus Corp., Notes	Baa3	135	156,528

8.00%, 06/01/11
			11,587,182

Chile – 0.1%
Celulosa Arauco y Constitucion SA, Notes	Baa2	225	215,606

5.125%, 07/09/13
Denmark – 1.7%
Kingdom of Denmark, Bonds	Aaa	DKK 33,350	6,105,975
8.00%, 03/15/06
Kingdom of Denmark, Notes	Aaa	DKK 2,750	529,383

5.00%, 11/15/13
			6,635,358

Finland – 1.1%
Finland Government, Bonds	Aaa	EUR 3,000	4,095,953

5.00%, 07/04/07
France – 5.4%
BNP Paribas SA, Sub. Notes
5.625%, 08/07/08	Aa3	EUR 150	210,213
5.25%, 12/17/12	Aa3	EUR 100	142,993
Credit Lyonnais SA, Sub. Notes	A1	EUR 300	409,446
5.00%, 11/15/12
Dexia Credit Local, Notes	Aa2	EUR 270	373,911
5.25%, 04/25/08
France Telecom SA, Sr. Unsub. Notes	Baa3	EUR 435	651,464
7.00%, 12/23/09
France Telecom, Sr. Unsub. Bonds	Baa2	EUR 100	187,192
8.125%, 01/28/33

French Government, Bonds
4.00%, 10/25/09	Aaa		EUR 2,500	3,380,319
5.00%, 04/25/12	Aaa		EUR 5,200	7,441,251
4.75%, 10/25/12	Aaa		EUR 1,150	1,623,859
4.00%, 10/25/14	Aaa		EUR 1,300	1,737,740
5.50%, 04/25/29	Aaa		EUR 1,280	2,014,130
5.75%, 10/25/32	Aaa		EUR 1,790	2,938,766
Vivendi Environment, Sr. Notes	Baa1		EUR 100	140,859

5.875%, 06/27/08
				21,252,143

Germany – 13.1%
German Government, Bonds
5.00%, 05/20/05	Aaa		EUR 4,450	5,788,611
6.00%, 01/05/06	Aaa		EUR 4,200	5,595,882
6.00%, 07/04/07	Aaa		EUR 4,900	6,821,165
4.25%, 02/15/08	Aaa		EUR 2,200	2,970,366
4.75%, 07/04/08	Aaa		EUR 5,350	7,354,708
5.25%, 01/04/11	Aaa		EUR 5,200	7,480,563
5.50%, 01/04/31	Aaa		EUR 3,500	5,540,892
4.75%, 07/04/34	Aaa		EUR 3,175	4,560,356
KfW Bankengruppe, Gtd. Notes	Aaa		GBP 2,643	4,950,577

4.75%, 12/07/10
				51,063,120

Greece – 0.4%
Greek Government, Bonds	A+	(d)	EUR 1,075	1,685,377

6.50%, 01/11/14
Ireland – 0.8%
Irish Government, Bonds	Aaa		EUR 2,000	2,697,889
4.25%, 10/18/07
Irish Life & Permanent PLC, Sub. Notes	A2		EUR 200	296,570

6.25%, 02/15/11
				2,994,459

Italy – 3.4%
Italy Treasury, Bonds
5.00%, 10/15/07	Aa2		EUR 3,320	4,556,033
5.25%, 08/01/11	Aa2		EUR 1,170	1,686,004
7.25%, 11/01/26	Aa2		EUR 660	1,229,155
6.00%, 05/01/31	Aa2		EUR 840	1,386,418
Italy Treasury, Debs.	Aa2		EUR 2,920	4,124,694
6.75%, 07/01/07
UniCredito Italiano SPA, Sub. Notes	Aa3		EUR 150	222,849

6.10%, 02/28/12
				13,205,153

Japan – 5.2%
Japanese Government, Bonds
1.30%, 06/20/11	A2		JPY 206,700	1,995,720
1.10%, 09/20/12	A2		JPY 304,200	2,866,544
1.00%, 12/20/12	A2		JPY 859,700	8,023,984
1.30%, 12/20/13	A2		JPY 216,600	2,043,061
1.50%, 03/20/15	A2		JPY 87,400	828,868
2.00%, 06/20/22	A2		JPY 454,500	4,382,354

				20,140,531

Mexico – 2.8%
America Movil SA de CV, Gtd. Notes	Baa1		115	110,532
5.50%, 03/01/14
America Movil SA de CV, Notes	A3		130	118,272
6.375%, 03/01/35
Mexican Government, Bonds
8.00%, 12/23/10	Baa1		MXN 22,650	1,847,518
9.00%, 12/20/12	A-	(d)	MXN 69,970	6,333,562
8.00%, 12/07/23	Baa1		MXN 13,665	956,279
10.00%, 12/05/24	A	(d)	MXN 11,820	992,210
United Mexican States, Notes
3.33%, 01/13/09 (c)	Baa2		140	141,645
6.375%, 01/16/13	Baa2		380	395,200

				10,895,218

Netherlands – 5.2%
Deutsche Telekom International Finance BV, Gtd. Notes
4.00%, 01/19/15	Baa1		500	639,227
8.75%, 06/15/30	Baa2		185	242,669

E.ON International Finance BV, Gtd. Notes	A1	EUR 200	284,824
5.75%, 05/29/09
ING Bank NV, Sub. Notes	Aa3	110	110,425
5.125%, 05/01/15 144A(cost $111,736; purchased 05/06/03)(g)
Netherlands Government, Bonds
4.00%, 07/15/05	Aaa	EUR 7,400	9,767,821
5.75%, 02/15/07	Aaa	EUR 660	906,560
5.00%, 07/15/12	Aaa	EUR 3,105	4,436,902
4.25%, 07/15/13	Aaa	EUR 2,220	3,032,902
Telecom Italia Capital, Gtd. Notes	Baa2	245	242,464
5.25%, 11/15/13
Telecom Italia Finance NV, Gtd. Notes
5.875%, 01/24/08	Baa2	EUR 250	348,558
6.875%, 01/24/13	Baa2	EUR 250	382,447

			20,394,799

Poland – 2.2%
Polish Government, Bonds
5.75%, 06/24/08	A2	PLZ 4,000	1,279,042
5.00%, 10/24/13	A2	PLZ 8,430	2,589,478
6.25%, 10/24/15	A2	PLZ 13,850	4,666,751

			8,535,271

Russia – 0.1%
Russian Ministry of Finance, Debs.	Ba1	690	546,726

3.00%, 05/14/11
South Africa – 0.4%
Republic of South Africa, Bonds	A2	ZAR 4,900	1,045,053
13.50%, 09/15/15
Republic of South Africa, Notes	Baa2	300	315,750

6.50%, 06/02/14
			1,360,803

Spain – 4.2%
Spanish Government, Bonds
4.95%, 07/30/05	Aaa	EUR 7,500	9,808,071
4.00%, 01/31/10	Aaa	EUR 2,750	3,722,041
6.00%, 01/31/29	Aaa	EUR 1,130	1,889,341
5.75%, 07/30/32	Aaa	EUR 560	919,248

			16,338,701

Sweden – 0.6%
Swedish Government, Bonds	Aaa	SEK 14,800	2,246,662

5.00%, 01/28/09
Turkey – 0.8%
Turkey Government, Bonds
20.00%, 10/17/07	NR	TRL 1,359	1,155,065
15.00%, 02/10/10	B1	TRL 2,400	1,777,455

			2,932,520

United Kingdom – 3.0%
Abbey National PLC, Sub. Notes	A1	EUR 200	275,206
4.625%, 02/11/11
European Investment Bank, Bonds	Aaa	GBP 961	1,874,577
5.50%, 12/07/11
HBOS PLC, Sub. Bonds	Aa3	180	189,109
6.00%, 11/01/33 144A(cost $177,891; purchased 10/22/03)(g)
HBOS Treasury Services PLC, Gtd. Notes	Aa2	EUR 300	403,877
4.75%, 02/06/07
Imperial Tobacco Finance, Gtd. Notes	Baa3	EUR 250	341,147
6.375%, 09/27/06
Merrill Lynch & Co., Sr. Unsub. Notes	Aa3	GBP 90	179,354
7.375%, 12/17/07
Monumental Global Funding, Sec’d. Notes	Aa3	GBP 120	229,303
5.75%, 03/20/07
NGG Finance PLC, Gtd. Notes	Baa1	EUR 200	268,555
5.25%, 08/23/06
Rio Tinto Finance PLC, Gtd. Notes	Aa3	EUR 200	271,434
5.125%, 05/10/07
Union Bank of Switzerland London, Sub. Notes	Aa3	GBP 207	409,742
8.00%, 01/08/07

United Kingdom Treasury, Bonds	Aaa	GBP 3,750	6,744,592
4.25%, 06/07/32
United Utilities Water PLC, Gtd. Notes	A2	EUR 200	283,378
6.625%, 11/08/07
WPD Holdings UK, Jr. Unsub. Notes	Baa2	120	125,432

6.875%, 12/15/07 144A(cost $122,027; purchased 11/06/03)(g)
			11,595,706

TOTAL FOREIGN BONDS (Cost $200,328,165)			215,870,334

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 10.4%
Federal Home Loan Banks		2,500	2,487,053
2.77%, 06/06/05
Federal Home Loan Mortgage Corp.
4.50%, 07/15/11 - 05/01/19 [IO]		1,109	993,683
4.583%, 09/01/32		162	162,472
5.00%, 12/01/08 - 12/01/33		2,251	2,228,013
6.00%, 10/01/32		378	387,551
7.00%, 10/10/30 - 11/01/30		59	62,554

			3,834,273

Federal National Mortgage Assoc.
2.91%, 07/25/29		228	227,479
4.50%, 05/01/18		447	438,363
4.50%, [TBA]		1,300	1,271,156
5.00%, 03/01/18 - 04/01/34		3,427	3,384,327
5.00%, [TBA]		2,800	2,798,250
5.50%, 01/01/17 - 01/01/35		14,044	14,137,122
6.00%, 05/01/33 - 11/01/34		4,067	4,160,874
6.50%, 09/01/10 - 12/01/32		2,007	2,089,573
7.00%, 12/01/29 - 01/01/31		103	108,117
7.125%, 06/15/10		600	670,966

			29,286,227

Government National Mortgage Assoc.
5.00%, 07/15/33 - 02/20/34		1,918	1,893,634
5.50%, 01/20/34 - 01/15/35		1,158	1,169,430
6.00%, 01/15/33		275	282,902
6.50%, 05/15/16 - 12/20/33		897	941,367
7.00%, 03/15/13 - 12/15/13		248	262,362
7.50%, 09/15/30 - 11/15/32		248	266,037

			4,815,732

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $40,686,195)			40,423,285

U.S.TREASURY OBLIGATIONS – 10.2%
U.S. Treasury Bonds
7.50%, 11/15/16		580	727,357
8.50%, 02/15/20		270	375,775
6.25%, 08/15/23		260	302,809
6.00%, 02/15/26		750	858,194
6.50%, 11/15/26		1,485	1,803,231
6.25%, 05/15/30		1,925	2,313,459
5.375%, 02/15/31		330	359,765
U.S. Treasury Inflationary Bonds
2.00%, 07/15/14 [TIPS]		750	775,208
2.375%, 01/15/25 [TIPS]		1,150	1,251,715
U.S. Treasury Notes
1.625%, 04/30/05		3,855	3,852,594
1.25%, 05/31/05		1,145	1,142,630
6.50%, 08/15/05		655	663,700
1.875%, 11/30/05		665	659,286
3.50%, 11/15/06		4,550	4,537,204
3.25%, 08/15/07		2,825	2,787,812
3.375%, 11/15/08		1,035	1,012,117
3.375%, 12/15/08(k)		1,655	1,616,859
4.00%, 06/15/09		4,150	4,133,951
3.50%, 02/15/10		835	810,701

5.75%, 08/15/10		5,000	5,367,189
4.25%, 11/15/13		1,500	1,477,325
4.75%, 05/15/14		2,525	2,573,134

TOTAL U.S.TREASURY OBLIGATIONS (Cost $39,563,148)			39,402,015

CORPORATE OBLIGATIONS – 6.8%
Automobile Manufacturers – 0.2%
Daimlerchrysler NA Holding Corp., Gtd. Notes	A3	270	270,511
3.45%, 09/10/07
Daimlerchrysler NA Holding Corp., Notes	A3	235	244,796
6.50%, 11/15/13
General Motors Corp., Debs.	Baa1	275	235,896

8.375%, 07/15/33
			751,203

Automotive Parts
Lear Corp., Gtd. Notes	Baa3	175	168,572

5.75%, 08/01/14 144A(cost $176,897; purchased 07/29/04 - 01/03/05)(g)
Broadcasting – 0.1%
Chancellor Media Corp., Gtd. Notes	Ba1	100	107,864
8.00%, 11/01/08
Hearst-Argyle Television, Inc., Sr. Notes	Baa3	180	197,998
7.00%, 01/15/18
News America Inc., Bonds	Baa3	210	208,340

6.20%, 12/15/34 144A(cost $211,290; purchased 11/30/04 - 01/03/05)(g)
			514,202

Building Materials – 0.1%
Masco Corp., Notes	Baa1	245	255,301

5.875%, 07/15/12
Chemicals – 0.1%
Dow Chemical Co., Notes	A3	275	294,682

6.125%, 02/01/11
Conglomerates – 0.1%
Tyco International Group SA, Gtd. Notes	Baa3	245	261,900

6.375%, 10/15/11
Construction
Ryland Group, Inc., Notes	Baa3	90	87,357

5.375%, 01/15/15
Consumer Products & Services – 0.1%
Bunge Limited Finance Corp., Gtd. Notes	Baa3	280	276,203
4.375%, 12/15/08
UST, Inc., Notes	A3	245	269,573

6.625%, 07/15/12
			545,776

Containers & Packaging – 0.1%
Sealed Air Corp., Sr. Notes	Baa3	215	218,770

5.375%, 04/15/08 144A(cost $217,075; purchased 04/09/03 - 06/26/03)(g)
Entertainment & Leisure – 0.1%
AOL Time Warner, Inc., Gtd. Bonds	Baa1	210	247,462
7.625%, 04/15/31
Belo Corp., Unsub. Notes	Baa3	80	88,381
8.00%, 11/01/08
Gtech Holdings Corp., Notes	Baa1	120	117,502

4.50%, 12/01/09 144A(cost $119,813: purchased 11/16/04)(g)
			453,345

Financial - Bank & Trust – 0.6%
ABN AMRO Bank NV, Sub. Notes	A1	215	228,099
7.125%, 06/18/07
BAC Capital Trust VI, Gtd. Bonds	Aa3	260	249,590
5.625%, 03/08/35
Bank of America Corp., Sr. Notes	Aa2	GBP 215	425,514
6.125%, 12/16/10

Bank One Corp., Sub. Notes	A1	285	287,749
5.25%, 01/30/13
BB&T Corp., Sub. Notes	A2	205	223,997
6.50%, 08/01/11
Citigroup, Inc., Sub. Notes	Aa2	390	383,605
5.00%, 09/15/14
Northern Trust Co., Sub. Notes	A1	155	150,538
4.60%, 02/01/13
US Bank NA, Notes	Aa2	140	137,282
2.87%, 02/01/07
Webster Bank, Sr. Notes	Baa3	205	200,081

5.125%, 04/15/14
			2,286,455

Financial Services – 1.7%
Capital One Bank, Sub. Notes	Baa3	225	241,994
6.50%, 06/13/13
CIT Group, Inc, Notes	A2	400	387,216
5.00%, 02/01/15
Countrywide Home Loan, Inc., Notes	A3	260	250,764
4.125%, 09/15/09
Duke Capital Corp., Notes	Baa3	100	100,177
4.302%, 05/18/06
Ford Motor Credit Co., Notes	A3	100	99,016
3.75%, 05/16/05
Ford Motor Credit Co., Sr. Notes	A3	680	649,990
5.80%, 01/12/09
Franklin Resources, Inc., Notes	A2	80	78,650
3.70%, 04/15/08
General Electric Capital Corp., Notes	Aaa	270	288,788
6.125%, 02/22/11
General Electric Capital Corp., Sr. Unsub. Notes	Aaa	EUR 425	579,179
5.125%, 06/20/07
General Electric Capital Corp., Unsub. Notes	Aaa	240	256,080
6.00%, 06/15/12
General Motors Acceptance Corp., Notes	A3	400	371,812
7.25%, 03/02/11
General Motors Acceptance Corp., Unsub. Notes	Baa1	EUR 250	320,764
6.125%, 03/15/07
Goldman Sachs Group, Inc., Sub. Bonds	A1	395	406,185
6.345%, 02/15/34
Household Finance Corp., Unsub. Notes	A1	EUR 100	139,519
5.125%, 06/24/09
Huntington National Bank, Sr. Notes	A2	250	245,306
4.375%, 01/15/10
International Lease Finance Corp., Notes	A1	245	259,459
6.375%, 03/15/09
John Deere Capital Corp., Notes	A3	280	314,869
7.00%, 03/15/12
John Hancock Global Funding Ltd., Sec’d. Notes	AA	EUR 200	261,957
3.875%, 02/08/06
JPMorgan Chase & Co., Notes	A1	EUR 250	333,312
3.875%, 12/03/08
Lehman Brothers Holdings, Inc., Notes	A1	340	332,006
3.50%, 08/07/08
MBNA America Bank NA, Notes	Baa1	175	173,747
4.625%, 08/03/09
MBNA America Bank NA, Sub. Notes	Baa2	80	89,244
7.125%, 11/15/12
Morgan Stanley, Sr. Notes	Aa3	EUR 200	271,425
4.375%, 03/01/10
Verizon Global Funding Corp., Notes	A2	245	297,019
7.75%, 12/01/30
Wells Fargo & Co., Notes	Aa1	310	310,335

3.112%, 03/23/07 (c)
			7,058,813

Food – 0.2%
Kraft Foods, Inc., Notes	A3	300	311,708
5.625%, 11/01/11
McCormick & Co., Inc., Notes	A2	310	317,856

6.40%, 02/01/06
			629,564

Forest Products
Weyeraeuser Co., Debs.	Baa2	45	52,777

7.375%, 03/15/32
Healthcare Services – 0.1%
Highmark, Inc., Notes	Baa3	185	199,372

6.80%, 08/15/13 144A(cost $192,578; purchased 08/14/03 - 01/03/05)(g)
Hotels & Motels
Harrahs Operating Co., Inc., Gtd. Notes	Baa3	90	91,660

5.50%, 07/01/10
Insurance – 0.4%
Ace INA Holdings, Inc., Notes	A3	155	158,021
5.875%, 06/15/14
Allstate Financial Global Funding LLC, Notes	Aa2	320	326,055
5.25%, 02/01/07 144A(cost $321,389; purchased 01/24/02 - 01/03/05)(g)
Fund American Cos., Inc., Notes	Baa2	200	203,387
5.875%, 05/15/13
Genworth Financial, Inc., Notes	A2	185	190,016
5.75%, 06/15/14
Nationwide Financial Services, Inc., Sr. Notes	A3	200	210,240
5.90%, 07/01/12
Nationwide Mutual Insurance Co., Bonds	A2	115	115,814
6.60%, 04/15/34 144A(cost $114,748; purchased 03/31/04)(g)
NLV Financial Corp., Sr. Notes	Baa3	145	163,603
7.50%, 08/15/33 144A(cost $146,364; purchased 08/20/03 - 12/03/03)(g)
Security Benefit Life Insurance Co., Notes	Baa1	95	106,091
7.45%, 10/01/33 144A(cost $94,788; purchased 09/26/03)(g)
Transamerica Capital II Co., Gtd. Notes	Baa1	110	126,107

7.65%, 12/01/26 144A(cost $127,261; purchased 01/03/05)(g)
			1,599,334

Medical Supplies & Equipment – 0.1%
Hospira, Inc., Notes	Baa3	195	196,417

4.95%, 06/15/09
Metals & Mining – 0.1%
Newmont Mining Corp., Notes	Baa1	300	294,999

5.875%, 04/01/35
Oil & Gas – 0.9%
Amerada Hess Corp., Bonds	Ba1	210	251,751
7.875%, 10/01/29
Atmos Energy Corp., Notes	Baa3	250	240,949
4.00%, 10/15/09
Baker Hughes, Inc., Sr. Notes	A2	300	358,147
6.875%, 01/15/29
Buckeye Partners, Notes	Baa2	50	49,612
5.30%, 10/15/14
ConocoPhillips, Gtd. Bonds	A3	255	269,188
5.90%, 10/15/32
Devon Financing Corp. ULC, Gtd. Bonds	Baa2	210	262,404
7.875%, 09/30/31
Diamond Offshore Drilling, Inc., Sr. Notes	Baa2	115	114,023
5.15%, 09/01/14
Duke Capital LLC, Sr. Notes	Baa3	240	253,652
6.25%, 02/15/13
Halliburton Co., Notes	Baa2	200	200,004
3.45%, 04/26/05 144A(cost $197,273; purchased 05/07/04)(g)

Kaneb Pipe Line Operating Partnership L.P., Sr. Notes	Ba1	145	164,565
7.75%, 02/15/12
Kinder Morgan, Inc., Sr. Notes	Baa2	235	252,716
6.50%, 09/01/12
Panhandle Eastern Pipe Line Co., Sr. Notes	Baa3	90	90,117
4.80%, 08/15/08
Pemex Project Funding Master Trust, Gtd. Bonds	Baa1	230	246,675
7.375%, 12/15/14
Pemex Project Funding Master Trust, Notes	Baa1	195	199,388
4.31%, 06/15/10 144A(cost $192,399; purchased 06/08/04)(g)
Pioneer Natural Resource Co., Sr. Notes	Baa3	165	169,087
5.875%, 07/15/16
Plains All American Pipeline L.P., Gtd.	Ba1	75	86,447
7.75%, 10/15/12
TGT Pipeline LLC, Notes	Baa2	60	59,812
5.50%, 02/01/17 144A(cost $59,804; purchased 01/12/05)(g)
Transocean, Inc., Notes	Baa2	205	253,927
7.50%, 04/15/31
XTO Energy, Inc., Sr. Notes	Baa3	230	247,477

6.25%, 04/15/13
			3,769,941

Paper & Forest Products – 0.1%
Weyerhaeuser Co., Notes	Baa2	180	197,977

6.75%, 03/15/12
Pharmaceuticals – 0.1%
Amgen, Inc., Sr. Notes	A2	110	107,254
4.00%, 11/18/09 144A(cost $109,798; purchased 11/15/04)(g)
GlaxoSmithKline Capital, Inc., Gtd. Notes	Aa2	190	188,068
5.375%, 04/15/34
Wyeth, Inc., Bonds	Baa1	115	124,916

6.50%, 02/01/34
			420,238

Railroads – 0.1%
Norfolk Southern Corp., Sr. Notes	Baa1	255	267,984

6.00%, 04/30/08
Real Estate – 0.4%
Developers Diversified Reatly Corp., Notes	Baa3	145	139,799
3.875%, 01/30/09
EOP Opreating L.P., Notes	Baa2	210	205,520
4.65%, 10/01/10
Lennar Corp., Notes	Baa3	205	202,166
5.50%, 09/01/14
NVR, Inc., Notes	Baa3	140	138,250
5.00%, 06/15/10
Pulte Homes, Inc., Gtd. Notes	Baa3	240	269,087
7.875%, 08/01/11
Reckson Operating Partnership L.P., Notes	Ba1	230	229,521
5.15%, 01/15/11
Simon Property Group L.P., Notes	Baa2	245	235,347

3.75%, 01/30/09
			1,419,690

Retail & Merchandising – 0.1%
CVS Corp., Notes	A3	95	92,786
4.00%, 09/15/09
Kroger Co., Gtd. Notes	Baa1	220	248,063

8.05%, 02/01/10
			340,849

Telecommunications – 0.4%
AT&T Broadband Corp., Gtd. Notes	Baa3	200	238,002
8.375%, 03/15/13
France Telecom SA, Notes (France)	Baa1	170	194,753
8.50%, 03/01/11 (l)
Motorola, Inc., Notes	Baa3	230	237,974
5.80%, 10/15/08

New Cingular Wirelss Services, Inc., Sr. Notes	Baa2	195	258,039
8.75%, 03/01/31
Sprint Capital Corp., Gtd. Notes	Baa3	210	234,031
7.625%, 01/30/11
Telefonos de Mexico SA, Notes	A3	170	161,610
5.50%, 01/27/15 144A(cost $166,150;
purchased 03/10/05)(g)
United States Cellular Corp., Notes	Baa1	115	119,942
6.70%, 12/15/33
Viacom Inc., Gtd. Notes	A3	130	145,489

7.70%, 07/30/10
			1,589,840

Utilities – 0.6%
Alabama Power Co., Sr. Notes	A2	240	240,358
3.063%, 05/25/05
Appalachian Power Co., Sr. Notes	Baa2	225	225,709
4.80%, 06/15/05
Black Hills Corp., Notes	Baa3	230	237,636
6.50%, 05/15/13
Centerpoint Energy, Inc., Sr. Notes	Ba2	190	207,960
7.25%, 09/01/10
Exelon Generation Co. LLC, Notes	Baa1	170	170,920
5.35%, 01/15/14
Pacific Gas & Electric Corp., Notes	Baa2	200	206,072
6.05%, 03/01/34
Pacific Gas & Electric, Notes	Baa1	44	44,125
3.26%, 04/03/06 (c)
Pinnacle West Capital Corp., Sr. Notes	Baa2	265	268,756
6.40%, 04/01/06
PPL Capital Funding, Gtd. Notes	Baa3	195	189,886
4.33%, 03/01/09
Progress Energy, Inc., Sr. Notes	Baa2	215	220,393
6.75%, 03/01/06
Public Service Co. of New Mexico, Sr. Notes	Baa3	255	252,629
4.40%, 09/15/08
Puget Sound Energy, Inc., Notes	Baa2	180	180,278
2.96%, 04/15/05
TXU Energy Co., Notes	Baa2	43	43,006
3.42%, 04/14/05 144A (c)
Westar Energy Inc., First Mortgage Notes	Ba1	100	106,912

7.875%, 05/01/07
			2,594,640

TOTAL CORPORATE OBLIGATIONS (Cost $26,006,382)			26,561,658

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.2%
Banc of America Commercial Mortgage, Inc. Series 2004-6 Cl-A1	AAA(d)	91	90,158
3.801%, 12/10/42
Bank of America Commercial Mortgage, Inc., Series 2003-1, Class A2	AAA(d)	500	491,408
4.648%, 09/11/36
Bank of America Mortgage Securities, Series 2003-L, Class 2A2	Aaa	630	622,748
4.288%, 01/25/34
Bank of America Mortgage Securities, Series 2004-A, Class 2A2	AAA(d)	333	327,917
4.138%, 02/25/34
Bank of America Mortgage Securities, Series	AAA(d)	135	133,156
2004-D, Class 2A2
4.217%, 05/25/34
Bank of America Mortgage Securities, Series 2004-H, Class 2A2	Aaa	179	178,242
4.801%, 09/25/34
Bank of America Mortgage Securities, Series 2004-I, Class 3A2	AAA(d)	173	172,029
4.996%, 10/25/34
Bear Stearns Commercial Mortgage Securities, Series 2002-Top8, Class A2	AAA(d)	935	927,035
4.83%, 08/15/38

Bear Stearns Commercial Mortgage Securities, Series 2004-Pwr6, Class A1	AAA(d)	71	70,293
3.688%, 11/11/41
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A1	Aaa	67	66,587
3.787%, 10/15/41
CS First Boston Mortgage Sec. Corp., Series 2005-C1, Class A2	Aaa	1,300	1,293,789
4.609%, 02/15/38
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A4	Aaa	475	465,757
4.829%, 11/15/37
DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B	Aaa	450	493,943
7.30%, 06/10/32
Fannie Mae REMIC Trust Series, 2003-92, Class NM	Aaa	300	294,899
3.50%, 04/25/13
Fannie Mae REMIC Trust, Series 2002-74, Class PJ	Aaa	700	707,113
5.00%, 03/25/15
Fannie Mae Strip, Series 319, Class 2	Aaa	64	14,382
6.50%, 02/01/32 [IO]
Fannie Mae, Series 2003-40, Class NI	Aaa	320	21,011
5.50%, 04/01/33 [IO]
Freddie Mac, Series 2614, Class IH	Aaa	303	48,112
4.50%, 05/15/16 [IO]
Freddie Mac, Series 2627, Class IE	Aaa	152	18,645
4.50%, 04/15/18 [IO]
Freddie Mac, Series 2631, Class KI	Aaa	506	39,537
4.50%, 01/15/15 [IO]
Freddie Mac, Series 2631, Class LI	Aaa	234	11,759
4.50%, 06/15/11 [IO]
Freddie Mac, Series 2631, Class PC	Aaa	1,000	988,983
4.50%, 03/15/16
Freddie Mac, Series 2686, Class JG	Aaa	925	937,532
5.50%, 04/15/28
Freddie Mac., Series 2882, Class Yb	Aaa	225	225,288
5.00%, 10/15/27
Freddie Mac., Series 2890, Class Pb	Aaa	700	700,896
5.00%, 11/15/27
General Electric Capital Commercial Mortgage Corp., Series 2001-1, Class A2	Aaa	550	597,957
6.531%, 05/15/33
Government National Mortgage Assoc., Series 2004-23, Class B	Aaa	240	229,603
2.946%, 03/16/19
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AAB	Aaa	325	319,564
4.619%, 08/10/42
GS Mortgage Securities Corp., Series 2004-GG2, Class A2	Aaa	140	139,244
4.293%, 08/01/38
JP Morgan Chase Commercial Mortgage Finance Corp., Series 2001-CIB2, Class A2	AAA(d)	225	235,945
6.244%, 04/15/35
JP Morgan Chase Commercial Mortgage Finance Corp., Series 2001-CIBC, Class A3	AAA(d)	440	472,494
6.26%, 03/15/33
Morgan Stanley Capital I, Inc., Series 2005-T17, Class A5	AAA(d)	925	905,917
4.78%, 12/13/41
Washington Mutual Mortgage Securities Corp., Series 2004-AR1, Class A	Aaa	196	193,508

4.229%, 03/25/34
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,719,294)			12,435,451

U.S. GOVERNMENT AGENCY OBLIGATIONS – 1.7%
Federal Home Loan Bank		675	722,284
5.75%, 05/15/12
Federal Home Loan Mortgage Corp.		2,100	2,018,675
2.75%, 03/15/08
Federal National Mortgage Assoc.
3.25%, 08/15/08		2,110	2,042,509
6.00%, 05/15/11		485	519,915
4.375%, 09/15/12		1,050	1,026,914
Student Loan Marketing Assoc.
2.90%, 01/26/09 (c)		240	240,517
4.38%, 04/01/09 (c)		155	153,063

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,771,695)			6,723,877

ASSET-BACKED SECURITIES – 1.6%
BankBoston Home Equity Loan Trust, Series 1998-1, Class A6	Aaa	225	228,138
6.35%, 02/25/13
Capital Auto Receivables Asset Trust, Series 2002-2, Class CTFS	Aaa	59	59,121
4.18%, 10/15/07
Chase Funding Mortgage Loan Asset-Backed, Series 2002-2, Class 1M1	Aa2	60	60,599
5.599%, 09/25/31
Chase Funding Mortgage Loan Asset-Backed, Series 2003-1, Class 1A6	Aaa	500	494,695
4.458%, 03/25/14
Chase Manhattan Auto Owner Trust, Series 2001-B, Class CTFS	A1	61	60,963
3.75%, 05/15/08
Chase Manhattan Auto Owner Trust, Series 2003-A, Class A4	Aaa	455	440,340
2.06%, 12/15/09
Citibank Credit Card Issuance Trust, Series 2000-A3, Class A3	Aaa	825	878,408
6.875%, 11/15/09
Citibank Credit Card Issuance Trust, Series 2001-A1, Class A1	Aaa	150	152,768
6.90%, 10/15/07
Citibank Credit Card Issuance Trust, Series 2001-C1, Class C1
3.74%, 01/15/10 (c)	Baa2	250	255,263
3.46%, 07/15/13	Baa2	300	303,800
Countrywide Asset-Backed Certificates, Series 2003-5, Class AF3	Aaa	340	338,720
3.613%, 04/25/30
Greenwich Capital Commercial Funding	Aaa	375	371,088
Corp., Series 2004-GG1A, Class A2
3.835%, 10/08/08
Harley-Davidson Motorcycle Trust, Series 2001-1, Class B	A2	56	56,109
5.29%, 01/15/09
Hyundai Auto Receivables Trust, Series 2003-A, Class A4	Aaa	200	195,514
3.02%, 10/15/10
Hyundai Auto Receivables Trust, Series 2003-A, Class D	Baa2	90	89,834
4.06%, 10/15/10
MBNA Master Credit Card Trust, Series 2000-D, Class C	BBB(d)	650	700,124
8.40%, 09/15/09 144A(cost $686,536; purchased 05/16/02 - 12/06/02)(g)
Morgan Stanley Auto Loan Trust, Series 2004-HB1, Class C	Baa2	94	93,619
2.88%, 10/15/11

PECO Energy Transition Trust, Series 2001-A, Class A1	Aaa	475	515,654
6.52%, 12/31/10
Reliant Energy Transition Bond Co. LLC, Series 2001-1, Class A4	Aaa	275	286,517
5.63%, 09/15/15
World Financial Network Credit Card Master Trust, Series 2003-A, Class A2	Aaa	500	503,016

3.18%, 05/15/12 (c)
TOTAL ASSET-BACKED SECURITIES (Cost $6,118,300)			6,084,290

MUNICIPAL BONDS – 0.7%
California – 0.1%
California State Economic Recovery, Series A	Aa3	115	121,190
5.00%, 07/01/16
California State Variable Purpose GO	Baa1	105	109,585

5.25%, 04/01/34
			230,775

Georgia – 0.1%
Atlanta GA Airport Passenger Facility Charge, Revenue Bonds, Series C	Aaa	485	496,863

5.00%, 01/01/33
Kansas
Kansas State Development Finance Authority, Revenue Bonds	Aaa	125	127,949

5.501%, 05/01/34
Nevada – 0.1%
Clark County Nevada School District, Series D	Aaa	240	255,934

5.00%, 06/15/18
New York – 0.1%
New York State Urban Development Corp. Series A	AA-(d)	200	212,084
5.25%, 01/01/21
New York, NY, Series J	A2	130	138,251

3.75%, 03/01/14
			350,335

North Carolina – 0.2%
North Carolina State Public Impt., Series A	Aa1	645	716,227

5.25%, 03/01/13
Puerto Rico – 0.1%
Puerto Rico Public Finance Corp., Series A	Aaa	395	432,343

5.25%, 08/01/29
TOTAL MUNICIPAL BONDS (Cost $2,626,792)			2,610,426

	Shares	Value
WARRANTS
Central Bank of Nigeria, expiring on 11/15/2020 (Nigeria)*(cost $0; purchased 09/15/98)(g)	250	0
Republic of Venezuela, expiring on 04/15/2020 (Venezuela)*(cost $0; purchased 01/12/99)(g)	1,250	0
Travelcenters of America, expiring on 05/01/09*(cost $0; purchased 03/28/05)(g)	250	1,375
Travelcenters of America, expiring on 05/01/09*(cost $0; purchased 02/07/01)(g)	750	4,125

TOTAL WARRANTS (Cost $0)		5,500

TOTAL LONG-TERM INVESTMENTS (Cost $334,819,971)		350,116,836

Total Investments - 90.2% (Cost $334,819,971(p))		350,116,836
Other Assets in Excess of Liabilities – 9.8%		38,081,364

Net Assets – 100.0%		$388,198,200

The following abbreviations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IO	Interest Only
JPY	Japanese Yen
MXN	Mexican Peso
PLZ	Polish Zloty
TBA	Securities purchased on a forward commitment basis
TIPS	Treasury Inflation Protection Securities
TRL	Turkish Lira
ZAR	South African Rand

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $5,899,872. The aggregate value, $6,038,905 represents 1.56% of net assets.

(k)	Securities with an aggregate market value of $54,709 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at March 31, 2005	Unrealized Appreciation
Short Positions:
68	U.S. Treasury 5 Year Note.	Jun 05	$7,343,520	$7,282,375	$61,145
96	U.S. Treasury 10 Year Note	Jun 05	10,600,938	10,489,500	111,437

					$172,582

(p)	The United States federal income tax basis of the Fund’s investments was $334,972,631; accordingly, net unrealized appreciation on investments for federal income tax purposes was $15,144,205 (gross unrealized appreciation - $17,739,705; gross unrealized depreciation - $2,595,500). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST T. Rowe Global Bond Portfolio

Forward foreign currency exchange contracts outstanding at March 31, 2005:

Purchase Contracts

Settlement Month	Type		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
May 05	Buy	ARS	5,087,757	$1,685,000	$1,744,623	$59,623
Jan 06	Buy	ARS	5,713,270	1,861,000	1,959,115	98,115
Feb 06	Buy	ARS	5,577,152	1,888,000	1,912,439	24,439
May 05	Buy	AUD	1,273,577	987,022	980,013	(7,009)
Mar 06	Buy	BRL	3,017,740	968,000	1,130,240	162,240
Apr 06	Buy	BRL	2,502,050	815,000	937,097	122,097
May 05	Buy	CAD	4,692,311	3,879,147	3,881,263	2,116
Jul 05	Buy	CNY	19,479,348	2,380,000	2,353,600	(26,400)
May 05	Buy	DKK	2,451,860	430,000	427,110	(2,890)
May 05	Buy	EUR	13,086,379	17,407,483	16,984,915	(422,568)
May 05	Buy	GBP	3,845,730	7,330,374	7,250,204	(80,170)
May 05	Buy	ILS	16,275,536	3,732,920	3,725,457	(7,463)
May 05	Buy	JPY	6,278,671,006	60,209,856	58,861,285	(1,348,571)
May 05	Buy	KRW	4,303,343,155	4,183,622	4,237,502	53,880
May 05	Buy	MXN	32,443,530	2,837,985	2,875,415	37,430
May 05	Buy	NOK	2,025,000	314,793	319,968	5,175
May 05	Buy	PLZ	4,328,443	1,390,440	1,363,997	(26,443)
May 05	Buy	RUB	73,045,500	2,562,994	2,620,639	57,645
May 05	Buy	SEK	137,226,846	19,697,060	19,432,378	(264,682)
May 05	Buy	SGD	818,653	500,662	496,561	(4,101)
Jun 05	Buy	TRL	3,247,336	2,183,000	2,331,061	148,061

				$137,244,358	$135,824,882	($1,419,476)

Sale Contracts
Settlement Month	Type		Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
May 05	Sell	AUD	571,316	$445,398	$439,625	$5,773
May 05	Sell	CAD	8,431,213	6,823,139	6,973,910	(150,771)
Jul 05	Sell	CNY	19,479,348	2,414,784	2,353,600	61,184
May 05	Sell	DKK	24,919,536	4,351,030	4,340,946	10,084
May 05	Sell	EUR	27,816,941	36,435,946	36,103,825	332,121
May 05	Sell	GBP	2,201,231	4,129,509	4,149,894	(20,385)
May 05	Sell	ILS	16,275,536	3,763,999	3,725,457	38,542
May 05	Sell	JPY	222,860,601	2,130,158	2,089,274	40,884
May 05	Sell	MXN	94,564,912	8,371,061	8,381,127	(10,066)
May 05	Sell	PLZ	26,775,327	8,695,974	8,437,556	258,418
May 05	Sell	RUB	73,045,500	2,602,256	2,620,639	(18,383)
May 05	Sell	SEK	57,972,098	8,517,988	8,209,294	308,694
Jun 05	Sell	TRL	3,247,336	2,381,049	2,331,061	49,988

				$91,062,291	$90,156,208	$906,083

AST Goldman Sachs High Yield Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Moody’s Rating		Principal Amount (000)	Value
LONG-TERM INVESTMENTS - 98.2%
CORPORATE OBLIGATIONS – 97.3%
Aerospace – 2.3%
Argo-Tech Corp., Sr. Notes	B	(d)	$2,000	$2,160,000
9.25%, 06/01/11
BE Aerospace, Inc., Sr. Sub. Notes	Caa2		1,000	1,017,500
8.875%, 05/01/11
K & F Acquisition, Inc., Sr. Sub. Notes	Caa1		3,000	2,925,000
7.75%, 11/15/14 144A
K & F Parent, Inc. Sr. Notes.	Caa2		500	492,500
11.50%, 02/01/15 [PIK] 144A(cost $500,000; purchased 02/04/05)(g)
Sequa Corp., Sr. Notes	B1		1,750	1,881,250
9.00%, 08/01/09
Standard Aero Holdings, Inc., Sr. Sub. Notes	Caa1		1,875	1,950,000
8.25%, 09/01/14 144A
TransDigm, Inc., Gtd. Notes	B3		2,000	2,062,500
8.375%, 07/15/11
Vought Aircraft Industry, Sr. Notes	B2		500	495,000

8.00%, 07/15/11
				12,983,750

Airlines – 0.1%
Northwest Airlines, Inc., Gtd. Notes	Caa1		1,000	630,000

10.00%, 02/01/09

Automotive Parts – 3.4%
Accuride Corp., Sr. Sub. Notes, Series	Caa1		1,000	985,000
8.50%, 02/01/15 144A
Advanced Accessory System, Sr. Notes	B3		1,500	1,260,000
10.75%, 06/15/11
Affinia Group, Inc., Gtd. Notes	Caa1		1,000	930,000
9.00%, 11/30/14 144A
Dana Corp., Notes	Ba3		550	605,268
9.00%, 08/15/11
Delco Remy International, Inc., Sr. Sub. Notes	Caa1		2,250	1,901,250
9.375%, 04/15/12
Foamex L.P., Gtd. Notes
9.875%, 06/15/07	Caa2		325	177,125
10.75%, 04/01/09	B3		750	663,750
Goodyear Tire & Rubber Co., Notes	B2		3,000	2,910,000
7.857%, 08/15/11
Navistar International Sr. Notes	Ba3		1,500	1,432,500
6.25%, 03/01/12 144A
Schefenaccker AG, Sr. Sub. Notes (Netherlands)	B2		EUR 1,000	952,776
9.50%, 02/11/14
Stoneridge, Inc., Gtd. Notes	B1		750	834,375
11.50%, 05/01/12
Tenneco Automotive, Inc., Sr. Sub. Notes	B3		500	488,750
8.625%, 11/15/14 144A(cost $500,000; purchased 11/09/04)(g)
TRW Automotive, Inc., Sr. Sub. Notes	B1		3,721	4,186,125
11.00%, 02/15/13
United Components, Inc., Sr. Sub. Notes	B3		1,750	1,754,375

9.375%, 06/15/13
				19,081,294

Building Materials – 4.2%
ACIH, Inc., Sr. Disc. Notes, Zero Coupon (until 12/15/07)	CCC+	(d)	875	621,250
11.50%, 12/15/05 144A
Associated Materials, Inc., Gtd. Notes	Caa1		1,125	1,215,000
9.75%, 04/15/12
Associated Materials, Inc., Sr. Disc. Notes, Zero Coupon (until 03/01/09)	Caa2		2,000	1,400,000
11.25%, 03/01/14
Culligan Finance Corp. BV, Sr. Notes (Netherlands)
8.00%, 10/01/14 144A(cost $155,028; purchased 09/21/04)(g)	B3		EUR 125	168,721
8.00%, 10/01/14 144A(cost $1,395,131; purchased 09/21/04)(g)	B-	(d)	EUR 1,125	1,518,487
FIMEP SA, Sr. Notes (France)	B1		4,000	4,540,000
10.50%, 02/15/13 (l)
Goodman Global Holdings, Sr. Sub. Notes	Caa1		1,000	920,000
7.875%, 12/15/12 144A
Grohe Holding GMBH, Sr. Notes (Germany)	B3		EUR 4,000	5,353,693
8.625%, 10/01/14
Norcraft Cos. LLC, Sr. Sub. Notes	B3		1,350	1,404,000
9.00%, 11/01/11
Norcraft Holdings Capital, Sr. Disc. Notes, Zero Coupon (until 09/01/08)	Caa1		750	536,250
9.75%, 09/01/12
Nortek, Inc., Sr. Sub. Notes	Caa1		3,000	2,910,000
8.50%, 09/01/14
Sanitec International SA, Sr. Notes (Luxembourg)	B3		EUR 2,000	2,845,365

9.00%, 05/15/12
				23,432,766

Capital Goods - Others – 0.9%
Altra Industrial Motion, Sec’d. Notes	B3		875	870,625
9.00%, 12/01/11 144A(cost $883,750; purchased 11/22/04 - 12/21/04)(g)
Columbus Mckinnon Corp., Sec’d. Notes	B3		425	464,313
10.00%, 08/01/10
Mueller Group, Inc., Sr. Sub. Notes	Caa1		1,525	1,654,625
10.00%, 05/01/12
Rexnord Corp., Gtd. Notes	B3		2,000	2,210,000

10.125%, 12/15/12
				5,199,563

Chemicals – 9.9%
BCP Caylux Holdings LUX SCA, Sr. Sub. Notes (Luxembourg)	B3		1,725	1,975,125
9.625%, 06/15/14 144A (l)
Borden US Financial / Nova Scotia, Sec’d. Notes	B3		1,000	1,085,000
9.00%, 07/15/14 144A
Compass Minerals Group, Inc., Gtd. Notes	B3		1,625	1,775,313
10.00%, 08/15/11
Compass Minerals International, Inc., Sr. Disc. Notes, Zero Coupon (until 06/01/08)	B-	(d)	3,200	2,672,000
12.00%, 06/01/13
Compass Minerals International, Inc., Sr. Notes, Zero Coupon (until 12/15/07)	B-	(d)	1,900	1,643,500
12.75%, 12/15/12
Crompton Corp., Sr. Notes	B1		875	1,006,250
9.875%, 08/01/12
Crystal US Holdings, Sr. Disc. Notes, Zero Coupon (until 10/01/09)	Caa2		2,600	1,833,000
10.50%, 10/01/14 144A(cost $1,686,275; purchased 10/12/04 - 10/28/04)(g)
Dynea International Oy Co., Gtd. Notes (Finland)	Caa2		EUR 1,875	2,515,620
12.25%, 08/15/10

Equistar Chemical L.P., Gtd. Notes	B2	2,100	2,331,000
10.125%, 09/01/08
FMC Corp., Sr. Sub. Notes	Ba2	275	292,875
7.75%, 07/01/11
Huntsman Advanced Materials, Inc., Sec’d. Notes	Ba3	1,975	2,276,188
11.00%, 07/15/10 144A
Huntsman International LLC, Sr. Sub. Notes (Luxembourg)	Caa1	EUR 2,000	2,715,736
10.125%, 07/01/09
Huntsman LLC Co., Gtd. Notes	B1	975	1,145,625
11.625%, 10/15/10
Invista Co., Notes	B1	3,500	3,867,499
9.25%, 05/01/12 144A
Kranton Polymers LLC, Sr. Sub. Notes	Caa1	2,500	2,381,250
8.125%, 01/15/14 144A
LBC Luxembourg Holdings SA, Gtd. Notes (Luxembourg)	Caa1	EUR 1,000	1,419,442
11.00%, 05/15/14
Lyondell Chemical Co., Gtd. Notes	B1	3,000	3,225,000
9.50%, 12/15/08
Lyondell Chemical Co., Sec’d. Notes	B1	213	219,390
9.875%, 05/01/07
PQ Corp., Gtd. Notes	B3	2,750	2,722,500
7.50%, 02/15/13 144A
Rhodia SA, Sr. Notes (France)	B3	1,750	1,916,250
10.25%, 06/01/10 (l)
Rhodia SA, Sr. Sub. Notes (France)
8.875%, 06/01/11 (l)	Caa1	2,000	1,955,000
9.25%, 06/01/11 (l)	Caa1	EUR 2,500	3,159,716
Rockwood Specialties Group, Ltd. Notes	B	750	986,804
7.625%, 11/15/14
Rockwood Specialties, Inc., Sr. Sub. Notes
10.625%, 05/15/11	B3	1,875	2,090,625
7.625%, 11/15/14 144A	B3	4,000	5,262,952
United Agricultural Products Holding Corp., Sr. Disc. Notes, Zero Coupon (Until 01/15/08)	B-(d)	3,250	2,600,000
10.75%, 07/15/12
United Agricultural Products Holding Corp., Sr. Notes	B (d)	655	684,475

8.25%, 12/15/11
			55,758,135

Conglomerates – 2.5%
Blount, Inc., Sr. Sub. Notes	Caa1	1,375	1,457,500
8.875%, 08/01/12
Bombardier, Inc., Notes (Canada)	Ba2	2,000	1,785,000
6.75%, 05/01/12 144A (l)
Invensys PLC, Sr. Notes (United Kingdom)	B3	2,000	2,045,000
9.875%, 03/15/11 144A (l)
Mark IV Industries, Inc., Sr. Sub. Notes	Caa1	2,750	2,667,500
7.50%, 09/01/07
Noma Luxembourg SA, Sr. Notes (Luxembourg)	B3	EUR 1,500	2,129,163
9.75%, 07/15/11
Park-Ohio Industries, Inc., Sr. Sub. Notes	Caa1	1,500	1,455,000
8.375%, 11/15/14 144A
Polypore, Inc., Sr. Disc. Notes, Zero Coupon (untill 10/01/08)	Caa2	1,250	731,250
10.50%, 10/01/12 144A
Polypore, Inc., Sr. Sub. Notes
8.75%, 05/15/12	Caa1	EUR 750	972,220
8.75%, 05/15/12	Caa1	1,000	940,000

			14,182,633

Consumer Cyclical - Services – 1.7%
Interline Brands, Inc., Sr. Sub. Notes	B3	1,138	1,303,010
11.50%, 05/15/11
Ray Acquisition SCA Sr. Notes (France)	Caa1	EUR 3,750	4,575,513
9.375%, 03/16/15 144A(cost $5,047,514; purchased 03/11/05)(g)
United Rentals NA, Inc., Sr. Notes	B2	4,000	3,900,000
7.75%, 11/15/13

			9,778,523

Consumer Products – 7.5%
Aearo Co., Sr. Sub. Notes	B3	1,125	1,192,500
8.25%, 04/15/12
Ames True Temper, Inc., Sr. Sub. Notes	Caa1	1,500	1,282,500
10.00%, 07/15/12
Bear Creek Corp., Sr. Notes	B3	1,250	1,243,750
9.00%, 03/01/13 144A
Bombardier Recreational, Sr. Sub. Notes (Canada)	B3	1,000	1,065,000
8.375%, 12/15/13 (l)
Briggs & Stratton Corp., Gtd. Notes	Ba1	2,125	2,433,125
8.875%, 03/15/11
Chattem, Inc., Sr. Sub. Notes	B2	1,500	1,515,000
7.00%, 03/01/14
Del Laboratories, Inc., Sr. Sub. Notes	B3	1,000	965,000
8.00%, 02/01/12 144A
FTD, Inc., Gtd. Notes	B3	1,950	2,008,500
7.75%, 02/15/14
Johnsondiversey Holdings, Inc., Disc. Notes, Zero Coupon (until 05/15/07)	B3	1,625	1,405,625
10.67%, 05/15/13
Jostens Holding Corp., Sr. Disc. Notes, Zero Coupon (until 12/01/08)	Caa2	4,500	3,307,500
10.25%, 12/01/13
Jostens IH Corp. Sr. Sub Notes	B3	1,500	1,492,500
7.625%, 10/01/12
Leiner Health Products, Sr. Sub. Notes	B3	750	810,000
11.00%, 06/01/12
Norcross Safety Products, Sr. Sub. Notes	B3	1,500	1,597,500
9.875%, 08/15/11
NSP Holdings Capital Corp., Sr. Notes	Caa1	500	512,500
11.75%, 01/01/12 [PIK] 144A(cost $500,000; purchased 12/16/04)(g)
Playtex Products, Inc., Gtd. Notes	Caa2	2,375	2,481,875
9.375%, 06/01/11
Prestige Brands, Inc., Sr. Sub. Notes.	NR	975	1,033,500
9.25%, 04/15/12
Rayovac Corp., Sr. Sub. Notes	B3	1,000	962,500
7.375%, 02/01/15 144A(cost $1,022,143; purchased 02/15/05)(g)
Rayovac Corp., Sr. Sub. Notes	B3	1,625	1,681,875
8.50%, 10/01/13
Reddy Ice Group, Inc., Sr. Sub. Notes	B3	2,150	2,402,625
8.875%, 08/01/11
Safilo Capital International SA, Sr. Notes (Luxembourg)	Caa2	EUR 4,500	5,957,280
9.625%, 05/15/13
Sealy Mattress Co., Sr. Sub. Notes	B3	1,750	1,833,125
8.25%, 06/15/14
Simmons Co., Sr. Disc. Notes, Zero Coupon (until 12/15/09)	Caa2	1,375	866,250
10.00%, 12/15/14 144A
Solo Cup Co., Sr. Sub. Notes	B3	2,000	2,010,000
8.50%, 02/15/14
True Temper Sports, Inc., Gtd. Notes	Caa1	425	397,375
8.375%, 09/15/11
WH Holdings Ltd., Sr. Notes	B2	1,200	1,302,000
9.50%, 04/01/11

			41,759,405

Containers & Packaging – 0.7%
Constar International, Inc., Sr. Sub. Notes	Caa1	1,000	1,005,000
11.00%, 12/01/12
Gerresheimer Holdings GMBH, Gtd. Notes (Germany)	Caa1	EUR 1,250	1,567,705
7.875%, 03/01/15 144A(cost $1,688,218; purchased 02/28/05 - 03/07/05)(g)
Tekni-Plex, Inc., Sec’d. Notes	Caa1	1,000	952,500
8.75%, 11/15/13 144A(cost $985,958; purchased 11/15/04 - 02/16/05)(g)

			3,525,205

Defense – 1.0%
Alliant Techsystems, Inc., Gtd. Notes	B2		2,000	2,130,000
8.50%, 05/15/11
Communications & Power Industry, Sr. Sub. Notes	B3		1,500	1,530,000
8.00%, 02/01/12
L-3 Communications Corp., Gtd. Notes	Ba3		2,000	1,985,000

6.125%, 07/15/13
				5,645,000

Electric – 3.3%
Allegheny Energy Supply Co. LLC, Notes	B2		2,000	2,130,000
8.25%, 04/15/12 144A
Caithness Coso Funding Corp., Sec’d. Notes	Ba1		2,447	2,630,430
9.05%, 12/15/09
Calpine Canada Energy Finance Corp., Gtd. Notes (Canada)	Caa1		1,750	1,251,250
8.50%, 05/01/08 (l)
Calpine Corp., Sec’d. Notes	B	(d)	1,500	1,185,000
8.50%, 07/15/10 144A
Calpine Corp., Sec’d. Notes	B	(d)	1,000	760,000
8.75%, 07/15/13 144A
Calpine Corp., Sr. Notes	Caa1		1,000	710,000
8.50%, 02/15/11
Dynegy Holdings, Inc., Sec’d. Notes	B3		750	821,250
10.125%, 07/15/13 144A
Dynegy Holdings, Inc., Sr. Notes	Caa2		1,000	962,500
8.75%, 02/15/12
Midwest Generation LLC, Notes	B1		3,500	3,919,999
8.75%, 05/01/34
NRG Energy, Inc., Sec’d. Notes	B1		1,261	1,339,813
8.00%, 12/15/13 144A
Reliant Resource, Inc., Sec’d. Notes	B1		1,000	1,075,000
9.25%, 07/15/10
Texas Genco LLC Financing, Sr. Notes	B1		1,500	1,511,250

6.875%, 12/15/14 144A(cost $1,589,249; purchased 02/15/05)(g)
				18,296,492

Energy – 2.1%
Chesapeake Energy Corp., Sr. Notes	Ba3		2,500	2,481,250
6.375%, 06/15/15 144A(cost $2,620,690; purchased 02/09/05 - 03/09/05)(g)
El Paso Production Holding Co., Gtd. Notes	B3		2,000	2,035,000
7.75%, 06/01/13
Evergreen Resources, Inc., Sr. Sub. Notes	Baa3		350	356,328
5.875%, 03/15/12
Foundation PA Coal Co., Sr. Notes	B	(d)	1,750	1,785,000
7.25%, 08/01/14
Magnum Hunter Resources, Inc., Gtd. Notes	B2		715	804,375
9.60%, 03/15/12
Pride International, Inc., Sr. Notes	Ba2		1,500	1,597,500
7.375%, 07/15/14
Swift Energy Co., Sr. Sub. Notes	B2		2,675	2,915,750

9.375%, 05/01/12
				11,975,203

Entertainment – 1.7%
Six Flags, Inc., Sr. Notes	Caa1		1,500	1,406,250
9.75%, 04/15/13
Universal City Development Partners Ltd., Sr. Notes	B2		3,250	3,721,250
11.75%, 04/01/10
Warner Music Group, Sr. Sub. Notes	B3		2,000	2,070,000
7.375%, 04/15/14
WMG Holdings Corp., Sr. Disc. Notes, Zero Coupon (until 12/15/09)	Caa2		3,500	2,432,500

9.50%, 12/15/14 144A (c)
				9,630,000

Environmental – 0.8%
Allied Waste North America Co., Gtd. Notes, Series B	B2	1,000	1,075,000
9.25%, 09/01/12
Allied Waste North America, Inc., Sr. Notes
7.875%, 04/15/13	B2	1,000	1,002,500
7.25%, 03/15/15 144A	B2	750	716,250
Waste Services, Inc., Sr. Sub. Notes	Ca	1,000	1,015,000

9.50%, 04/15/14 144A(cost $1,017,500; purchased 05/04/04)(g)
			3,808,750

Finance – 1.0%
JSG Funding PLC., Sr. Sub. Notes (Ireland)	Caa1	EUR 1,000	1,293,053
7.75%, 04/01/15 144A
Refco Finance Holdings LLC, Sr. Sub. Notes	B3	4,000	4,260,000

9.00%, 08/01/12 144A
			5,553,053

Food – 4.6%
American Seafood Group LLC, Gtd. Notes	B3	1,000	1,080,000
10.125%, 04/15/10
Dole Foods Co., Inc., Sr. Notes	B2	3,000	3,165,001
8.625%, 05/01/09
Dominos, Inc., Sr. Sub. Notes	B2	602	632,100
8.25%, 07/01/11
Eagle Family Foods, Inc., Gtd. Notes, Series B	Caa2	1,750	1,461,250
8.75%, 01/15/08
Land O’ Lakes, Inc., Sec’d. Notes	B2	750	813,750
9.00%, 12/15/10
Land O’ Lakes, Inc., Sr. Notes	B3	1,750	1,754,375
8.75%, 11/15/11
Landry’s Restaurants, Inc., Sr. Notes	B2	3,125	3,046,875
7.50%, 12/15/14 144A
Michael Foods, Sr. Sub. Notes	B3	1,450	1,515,250
8.00%, 11/15/13
National Beef Packaging Co., Sr. Notes	B3	1,025	1,050,625
10.50%, 08/01/11
Pilgrim’s Pride Corp., Sr. Sub. Notes	Ba3	1,225	1,353,625
9.25%, 11/15/13
Pinnacle Foods, Inc., Sr. Sub. Notes	B3	2,000	1,720,000
8.25%, 12/01/13
Smithfield Foods, Inc., Sr. Notes
8.00%, 10/15/09	Ba2	1,500	1,597,500
7.75%, 05/15/13	Ba2	1,000	1,065,000
Swift & Co., Gtd. Notes	B1	1,250	1,378,125
10.125%, 10/01/09
Swift & Co., Sr. Sub. Notes	B2	1,950	2,208,375
12.50%, 01/01/10
United Biscuits Finance, Gtd. Notes (United Kingdom)	B3	GBP 500	949,600
10.75%, 04/15/11
United Biscuits, Co., Gtd. Notes (United Kingdom)	B1	EUR 750	1,015,970

10.625%, 04/15/11
			25,807,421

Gaming – 6.1%
Boyd Gaming Corp., Sr. Sub. Notes	B1	2,000	2,175,000
8.75%, 04/15/12
Global Cash Account / Finance Corp., Sr. Sub. Notes	Caa1	950	1,011,750
8.75%, 03/15/12
Herbst Gaming, Inc., Sr. Sub. Notes	B3	1,000	1,000,000
7.00%, 11/15/14 144A(cost $1,001,001; purchased 11/05/04)(g)

Isle of Capri Casinos, Inc., Gtd. Notes	B2	1,000	1,092,500
9.00%, 03/15/12
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B2	675	671,625
7.00%, 03/01/14
Las Vegas Sands Corp., Sr. Notes.	B2	2,000	1,907,500
6.375%, 02/15/15 144A
Mandalay Resort Group, Sr. Notes	Ba2	1,500	1,646,250
9.50%, 08/01/08
Mandalay Resort Group, Sr. Sub. Notes
10.25%, 08/01/07	Ba3	425	464,313
9.375%, 02/15/10	Ba3	2,000	2,225,000
MGM Grand, Inc., Gtd. Notes	Ba2	3,000	3,255,000
8.375%, 02/01/11
MGM Mirage, Inc., Sr. Notes	Ba2	2,000	1,897,500
5.875%, 02/27/14
Mohegan Tribal Gaming. Sr. Notes	Ba2	750	738,750
6.125%, 02/15/13 144A
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	1,100	1,171,500
8.00%, 04/01/12
MTR Gaming Group, Inc., Gtd. Notes, Series B	B2	1,500	1,642,500
9.75%, 04/01/10
Park Place Entertainment Corp., Sr. Sub. Notes	Ba2	4,000	4,379,999
7.875%, 03/15/10
Penn National Gaming, Inc., Sr. Sub. Notes	B3	1,000	990,000
6.75%, 03/01/15 144A
Pinnacle Entertainment, Inc., Sr. Sub. Notes	Caa1	1,000	1,005,000
8.25%, 03/15/12
River Rock Entertainment, Sr. Notes	B2	950	1,045,000
9.75%, 11/01/11
Seneca Gaming Corp., Sr. Notes	B2	750	750,000
7.25%, 05/01/12
Station Casinos, Inc., Sr. Sub. Notes	B1	2,250	2,264,063
6.875%, 03/01/16
Wynn Las Vegas, LLC Corp., First Mortgage	B2	3,000	2,865,000

6.625%, 12/01/14 144A
			34,198,250

Health Care – 4.7%
Alliance Imaging, Sr. Sub. Notes	B3	1,000	950,000
7.25%, 12/15/12 144A
AmeriPath, Inc., Gtd. Notes	Caa1	1,375	1,375,000
10.50%, 04/01/13
CDRV Investors, Inc., Sr. Disc. Notes, Zero Coupon (until 01/01/10)	Caa2	4,500	2,733,750
9.625%, 01/01/15 144A
Davita, Inc., Sr. Sub. Notes	B3	1,250	1,231,250
7.25%, 03/15/15 144A(cost $1,250,000; purchased 03/15/05)(g)
Fisher Scientific International, Inc., Sr. Sub. Notes	Ba3	3,000	3,277,500
8.00%, 09/01/13
Medical Device Manufacturing, Inc., Sr.Sub. Debs	Caa1	1,000	1,075,000
10.00%, 07/15/12
Nyco Holdings, Sr. Notes (Denmark)	B3	EUR 750	1,103,470
11.50%, 03/31/13
Quintiles Transnational Corp., Sr. Sub.	B3	2,000	2,260,000
10.00%, 10/01/13
Select Medical Corp., Sr. Sub. Notes	B3	2,750	2,763,750
7.625%, 02/01/15 144A
Sybron Dental Specialties, Inc., Gtd. Notes	B1	1,625	1,750,938
8.125%, 06/15/12
Tenet Healthcare Corp., Notes	B3	1,000	947,500
7.375%, 02/01/13
Tenet Healthcare Corp., Sr. Notes,	B3	1,500	1,567,500
9.875%, 07/01/14
US Oncology, Inc., Sr. Notes	B2	1,750	1,855,000
9.00%, 08/15/12 144A

Vanguard Health Holdings II, Sr. Sub. Notes	Caa1		2,000	2,115,000
9.00%, 10/01/14
VWR International, Inc., Sr. Sub. Notes.	B-	(d)	1,250	1,271,875

8.00%, 04/15/14
				26,277,533

Home Construction – 0.2%
Meritage Homes Corp., Sr. Notes	Ba3		1,000	945,000

6.25%, 03/15/15 144A
Lodging – 1.8%
Cornell Cos., Inc., Sr. Notes	B3		1,000	1,040,000
10.75%, 07/01/12
Gaylord Entertainment Co., Sr. Notes	B3		1,000	952,500
6.75%, 11/15/14 144A
HMH Properties, Inc., Gtd. Notes, Series B	Ba3		928	951,200
7.875%, 08/01/08
Host Marriott L.P., Sr. Notes	Ba3		1,500	1,492,500
7.00%, 08/15/12
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes
7.375%, 05/01/07	Ba1		4,125	4,279,688
7.875%, 05/01/12	Ba1		1,500	1,646,250

				10,362,138

Media - Broadcast Towers – 0.8%
American Tower Corp., Sr. Notes	B3		500	500,000
7.125%, 10/15/12
American Tower Corp., Sr. Notes	B3		2,000	2,040,000
7.50%, 05/01/12
Crown Castle International Corp., Sr. Notes	B3		2,000	2,205,000

7.50%, 12/01/13
				4,745,000

Media - Broadcasting & Radio – 0.6%
Radio One, Inc., Sr. Sub. Notes	B2		875	864,063
6.375%, 02/15/13 144A
Sinclair Broadcasting Group, Inc., Gtd.	B2		2,000	2,050,000
8.00%, 03/15/12
XM Satellite Radio, Inc., Sec’d. Notes, Zero Coupon (until 12/31/05)	Caa1		532	545,727

14.00%, 12/31/09
				3,459,790

Media - Cable – 4.6%
Adelphia Communications Corp., Sr. Notes	NR		1,500	1,391,250
10.25%, 06/15/11(cost $1,503,750; purchased 12/23/04)(g)(i)
Cablevision Systems Corp. Holdings, Inc., Sr. Notes	B1		1,000	1,060,000
8.125%, 07/15/09
Cablevision Systems Corp., Sr. Notes	B3		3,000	3,097,500
8.00%, 04/15/12 144A
Charter Communications Holdings LLC, Sr. Disc. Notes, Zero Coupon (until 05/15/06)	Ca		3,000	2,085,000
11.75%, 05/15/11
Charter Communications Holdings LLC, Sr. Notes
10.25%, 09/15/10	Caa1		2,500	2,562,500
10.00%, 05/15/11	Ca		3,500	2,703,750
Ono Finance PLC, Gtd. Notes (United Kingdom)
10.50%, 05/15/14	Caa2		EUR 2,000	2,858,328
10.50%, 05/15/14	Caa2		EUR 750	1,071,873
Tele Columbus AG & Co., Sr. Notes (Germany)	B3		EUR 1,250	1,636,571
9.375%, 04/15/12
Tele Columbus AG & Co., Sr. Sub. Notes (Germany)	B3		EUR 1,500	1,963,885
9.375%, 04/15/12
Telenet Communication NV, Sr. Notes (Belgium)	B3		EUR 2,000	2,910,180
9.00%, 12/15/13
Telenet Group Holdings NV, Disc. Notes, Zero Coupon (until 12/15/08) (Belgium)	Caa2		3,250	2,474,063

11.50%, 06/15/14 144A (l)
				25,814,900

Media - Non Cable – 1.4%
DIRECTV Holdings LLC, Sr. Notes	Ba2		1,000	1,087,500
8.375%, 03/15/13
Echostar DBS Corp., Sr. Notes	Ba3		1,625	1,608,750
5.75%, 10/01/08
Lamar Media Corp., Gtd. Notes	Ba3		1,525	1,593,625
7.25%, 01/01/13
Panamsat Corp., Gtd. Notes	B1		2,500	2,650,000
9.00%, 08/15/14
Panamsat Holding Corp., Sr. Disc. Notes	B3		1,500	982,500

10.375%, 11/01/14 144A
				7,922,375

Metals – 2.1%
AK Steel Corp., Gtd. Notes	B1		2,000	1,935,000
7.75%, 06/15/12
Euramax International PLC, Sr. Sub. Notes	B2		2,000	2,070,000
8.50%, 08/15/11
Neenah Corp., Sec’d. Notes	B2		2,000	2,230,000
11.00%, 09/30/10 144A
Novelis, Inc., Sr. Notes (Canada)	B1		1,000	985,000
7.25%, 02/15/15 144A (l)
OM Group, Inc., Gtd. Notes	Caa1		2,250	2,328,750
9.25%, 12/15/11
Ryerson Tull, Inc., Notes	B2		1,900	1,966,500

9.125%, 07/15/06
				11,515,250

Packaging – 4.1%
Consolidated Container Co., Gtd. Notes	Caa2		1,500	1,402,500
10.125%, 07/15/09
Crown European Holdings SA, Sec’d. Notes (France)	B1		1,250	1,378,125
9.50%, 03/01/11 (l)
Crown European Holdings SA, Sec’d. Notes (France)	B+	(d)	EUR 1,500	2,197,218
10.25%, 03/01/11
Graham Packaging Co. Sub. Notes	Caa2		6,500	6,532,500
9.875%, 10/15/14 144A
Graham Packaging International Corp., Sr. Sub. Notes	B3		3,000	3,195,000
9.50%, 08/15/13
Huntsman Packaging Corp., Gtd. Notes	Caa2		2,250	1,912,500
13.00%, 06/01/10
Owens-Brockway Glass Container, Inc., Gtd. Notes	B3		2,500	2,656,250
8.25%, 05/15/13
Owens-Illinois, Inc., Sr. Notes	B3		2,000	2,080,000
8.10%, 05/15/07
Pliant Corp., Sec’d. Notes	B3		500	502,500
11.125%, 09/01/09
Portola Packaging, Inc., Sr. Notes	Caa1		500	377,500
8.25%, 02/01/12
Russell Stanley Holdings, Inc., Sr. Sub. Notes	NR		348	0
9.00%, 11/30/08 [PIK] 144A(cost $952,945; purchased 02/05/99 - 02/28/05)(g)(o)
Tekni-Plex, Inc., Gtd. Notes	Caa2		625	525,000

12.75%, 06/15/10
				22,759,093

Paper – 2.5%
Ainsworth Lumber Co. Ltd., Sr. Notes (Canada)
7.25%, 10/01/12 144A (l)	B2		1,000	985,000
6.75%, 03/15/14 (l)	B2		1,000	955,000
Boise Cascade LLC., Sr. Notes	B2		1,000	1,017,500
7.125%, 10/15/14 144A
Georgia-Pacific Corp., Gtd. Notes	Ba2		4,000	4,490,000
9.375%, 02/01/13

Jefferson Smurfit Corp., Gtd. Notes	B2		1,200	1,200,000
7.50%, 06/01/13
Jefferson Smurfit Corp., Sr. Notes (Ireland)	B3		1,000	1,080,000
9.625%, 10/01/12 (l)
JSG Holding PLC (Ireland)	Caa2		EUR 1,250	1,490,738
11.50%, 10/01/15 [PIK] 144A
JSG Funding PLC, Sr. Notes (Ireland)	B3		EUR 1,000	1,480,206
10.125%, 10/01/12
Stone Container Finance, Gtd. Notes	B2		500	497,500
7.375%, 07/15/14
Tembec Industries, Inc., Gtd. Notes	B2		1,000	952,500
8.50%, 02/01/11 (l)

				14,148,444

Pipelines – 3.5%
El Paso Corp., Notes	Caa1		6,000	5,999,999
7.875%, 06/15/12
El Paso Corp., Sr. Notes	Caa1		3,000	2,835,000
7.80%, 08/01/31
Southern Natural Gas Co., Notes	B1		750	809,002
8.00%, 03/01/32
Tennessee Gas Pipeline Co., Bonds	B1		1,575	1,758,147
8.375%, 06/15/32
Tennessee Gas Pipeline Co., Debs.	B1		750	809,318
7.50%, 04/01/17
Transcontinental Gas Pipe Co., Sr. Notes, Series B	Ba2		1,875	2,207,813
8.875%, 07/15/12
Williams Cos., Inc., Notes
8.125%, 03/15/12	B1		1,000	1,100,000
7.625%, 07/15/19	B1		3,000	3,262,500
7.875%, 09/01/21	B1		1,000	1,095,000

				19,876,779

Publishing – 5.9%
Advanstar Communications, Inc., Gtd. Notes	Caa2		2,000	2,155,000
12.00%, 02/15/11
Advanstar Communications, Inc., Sec’d. Notes	B3		500	558,750
10.75%, 08/15/10
Advanstar, Inc., Gtd. Notes, Zero Coupon (until 10/15/05)	NR		1,000	920,000
15.00%, 10/15/11 144A(cost $952,663; purchased 02/14/01 - 12/12/03)(g)
Dex Media East LLC, Gtd. Notes	B2		2,437	2,900,030
12.125%, 11/15/12
Dex Media West Finance, Sr. Sub. Notes	B2		2,020	2,262,400
9.875%, 08/15/13
Dex Media, Inc., Disc. Notes, Zero Coupon (until 11/15/08)	B	(d)	4,000	3,060,000
9.00%, 11/15/13
Houghton Mifflin Co., Sr. Disc. Notes, Zero Coupon (until 10/15/08)	Caa1		1,325	927,500
11.50%, 10/15/13
Houghton Mifflin Co., Sr. Sub. Notes	Caa1		1,250	1,293,750
9.875%, 02/01/13
Lighthouse International Co. SA, Sr. Notes (Luxembourg)
8.00%, 04/30/14	B3		EUR 1,125	1,478,383
8.00%, 04/30/14	B3		EUR 3,500	4,599,413
Vertis, Inc., Gtd. Notes, Series B	Caa1		1,750	1,697,500
10.875%, 06/15/09
WDAC Subsidiary Corp., Sr. Notes
8.50%, 12/01/14	Caa1		1,000	1,244,442
8.50%, 12/01/14 144A	Caa1		5,500	6,844,432
Yell Finance BV, Sr. Disc. Notes, Zero Coupon (until 08/01/06) (Netherlands)	B1		1,360	1,360,000
13.50%, 08/01/11 (l)
Yell Finance BV, Sr. Notes (Netherlands)	B1		1,137	1,286,231
10.75%, 08/01/11 (l)
Ziff Davis Media, Inc., Gtd. Notes, Series B	CC	(d)	414	445,070
12.00%, 08/12/09 [PIK]

				33,032,901

Real Estate – 0.1%
CB Richard Ellis Service, Sr. Notes	B1	439	498,265

9.75%, 05/15/10
Retailers – 0.8%
General Nutrition Center, Sr. Sub. Notes	Caa1	1,000	855,000
8.50%, 12/01/10
Penney, (J.C.) Co., Inc., Notes	Ba2	2,250	2,351,250
9.00%, 08/01/12
Victoria Acquisition III BV, Sr. Notes (Netherlands)	B3	EUR 1,000	1,270,368
7.875%, 10/01/14 144A

			4,476,618

Retailers - Food & Drug – 1.2%
Brake Brothers Finance PLC, Sr. Notes (United Kingdom)	B-(d)	GBP 1,000	2,192,112
12.00%, 12/15/11
Couche-Tard Corp., Sr. Sub. Notes	Ba3	1,500	1,582,500
7.50%, 12/15/13
Jean Coutu PJC, Inc. Sr. Sub Note (Canada)	B3	1,750	1,708,438
8.50%, 08/01/14 (l)
Rite Aid Corp., Sec’d. Notes	B2	1,500	1,530,000
8.125%, 05/01/10

			7,013,050

Technology – 2.0%
Activant Solutions, Sr. Notes	B2	1,150	1,230,500
10.50%, 06/15/11
AMI Semiconductor, Inc., Gtd. Notes	B3	1,500	1,803,750
10.75%, 02/01/13
Amkor Technology, Inc., Notes
5.00%, 03/15/07	Caa1	375	330,469
9.25%, 02/15/08	B3	1,250	1,200,000
Lucent Technologies, Debs.	B2	1,750	1,518,125
6.45%, 03/15/29
Riverdeep Group Ltd., Sr. Notes (Ireland)	B3	EUR 750	1,030,554
9.25%, 04/15/11
TSI Telecommunication Services, Inc., Gtd. Notes	B2	283	316,960
12.75%, 02/01/09
Xerox Corp., Gtd. Notes	Ba2	2,000	2,264,999
9.75%, 01/15/09
Xerox Corp., Sr. Notes	Ba2	1,250	1,312,500
7.625%, 06/15/13

			11,007,857

Telecommunications – 2.1%
Alaska Communications Systems Holdings, Inc., Gtd. Notes	B2	500	530,000
9.875%, 08/15/11
Cincinnati Bell, Inc., Gtd. Notes	B1	1,000	1,000,000
7.25%, 07/15/13
Cincinnati Bell, Inc., Sr. Sub. Notes	B3	1,000	990,000
8.375%, 01/15/14
Inmarsat Finance II Plc, Sr. Disc. Notes, Zero Coupon (until 11/15/08)	CCC+ (d)	2,000	1,420,000
10.375%, 11/15/12
Inmarsat Finance PLC, Gtd. (United Kingdom)	B2	1,000	1,000,000
7.625%, 06/30/12 (l)
Qwest Capital Funding Co., Gtd. Notes	Caa2	1,500	1,443,750
7.90%, 08/15/10
Qwest Corp., Notes	Ba3	2,000	2,185,000
9.125%, 03/15/12 144A
Qwest Services Corp., Notes	Caa1	2,750	3,196,875
14.00%, 12/15/10 144A

			11,765,625

Telecommunications - Cellular – 3.8%
Alamosa Delaware, Inc., Notes	Caa1	2,000	2,082,500
8.50%, 01/31/12
American Cellular Corp., Sr. Notes, Series B	Caa1	1,000	925,000
10.00%, 08/01/11
Centennial Cellular Operating Co., Gtd. Notes	Caa1	1,250	1,387,500
10.125%, 06/15/13
Horizon PCS, Inc., Sr. Notes	CCC (d)	500	570,000
11.375%, 07/15/12 144A
Nextel Communications, Inc., Sr. Notes	Ba3	2,500	2,500,000
5.95%, 03/15/14
Nextel Communications, Inc., Sr. Notes	Ba3	3,750	3,979,688
7.375%, 08/01/15
Nextel Partners, Inc., Sr. Notes
12.50%, 11/15/09	B3	838	925,990
8.125%, 07/01/11	B3	2,000	2,135,000
Rodgers Wireless Inc., Sec’d Notes	Ba3	1,500	1,556,250
7.50%, 03/15/15 (l)
Rodgers Wireless Inc., Sr. Sub. Notes (Canada)	B2	500	516,250
8.00%, 12/15/12 (l)
Rodgers Wireless, Inc., Sr. Sec’d. Notes	Ba3	1,875	1,828,125
6.375%, 03/01/14
Triton PCS, Inc., Gtd. Notes
8.75%, 11/15/11	Ca	1,000	702,500
8.50%, 06/01/13	Caa1	1,000	925,000
US Unwired, Inc., Sec’d. Notes	Caa1	1,250	1,390,625

10.00%, 06/15/12
			21,424,428

Textile – 1.0%
Collins & Aikman Corp., Gtd. Notes	Caa1	1,375	1,471,250
9.75%, 02/15/10
Propex Fabrics, Inc., Sr. Notes	Caa1	1,750	1,741,250
10.00%, 12/01/12 144A(cost $1,750,000; purchased 11/23/04)(g)
Russell Corp., Gtd. Notes	B1	1,050	1,120,875
9.25%, 05/01/10
Warnaco Group, Inc., Sr. Notes	B1	1,000	1,077,500

8.875%, 06/15/13
			5,410,875

Transportation – 0.3%
Stena AB, Sr. Notes (Sweden)	Ba3	1,500	1,668,750

9.625%, 12/01/12 (l)
TOTAL CORPORATE OBLIGATIONS (Cost $533,177,934)			545,370,114

		Shares
COMMON STOCK – 0.1%
Chemicals
General Chemicals Industry Products*(cost $854,314; purchased 01/27/00 - 11/07/02)(g)(o)		386	107,621

Metals – 0.1%
ACP Holding Co.*		240,953	487,930

Packaging
Russell Stanley Holdings, Inc.*(cost $523,314; purchased 02/05/99 - 03/30/99)(g)(o)		39,000	0

TOTAL COMMON STOCK (Cost $1,380,037)			595,551

PREFERRED STOCK – 0.8%
Publishing – 0.7%
Primedia, Inc., Series D, 10.00%		8,475	866,569
Primedia, Inc., Series F, 9.20%		17,250	1,733,625
Primedia, Inc., Series H, 8.625%		13,100	1,264,150
Ziff Davis Media, Inc., Series E, 10.00%		108	7,479

			3,871,823

Retailers – 0.1%
General Nutrition Center, Series A, 12.00%*[PIK]	1,000	802,500

TOTAL PREFERRED STOCK (Cost $4,738,381)		4,674,323

WARRANTS*
Chemicals
General Chemical Industry Product, Inc., Series A, expiring 04/30/11(cost $0; purchased 01/27/00 -11/07/02)(g)(o)	223	0
General Chemical Industry Product, Inc.,	165	0

Series B, expiring 04/30/11(cost $0; purchased 01/27/00 - 11/07/02)(g)(o)
Media - Broadcasting & Radio
XM Satellite Radio, Inc., expiring 03/15/10 144A(cost $354,375; purchased 08/31/00)(g)	2,000	142,000

Packaging
Pliant Corp., expiring 06/01/10(cost $0; purchased 09/29/00)(g)(o)	1,000	10

Paper
MDP Acquisitions PLC, expiring 10/01/13 (Ireland)(cost $0; purchased 09/23/02)(g)	900	22,950

Publishing
Advanstar Holdings Corp., expiring 10/15/11 144A(cost $0; purchased 10/09/01)(g)	1,100	22
Ziff Davis Media, Inc., expiring 08/12/12(cost $198; purchased 07/18/00)(g)	19,800	1,980

		2,002

TOTAL WARRANTS
(Cost $354,573)		166,962

TOTAL LONG-TERM INVESTMENTS (Cost $539,650,925)		550,806,950

Total Investments — 98.2% (Cost $539,650,925 (p))		550,806,950
Other Assets in Excess of Liabilities — 1.8%		10,336,047

Net Assets — 100.0%		$561,142,997

The following abbreviations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

EUR	Euro

GBP	British Pound

PIK	Payment-in-kind

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $28,734,016. The aggregate value, $25,508,634 represents 4.55% of net assets.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(l)	US$ Denominated Foreign Bonds.

(o)	Fair valued security.

(p)	The United States federal income tax basis of the Fund’s investments was $540,140,133; accordingly, net unrealized appreciation on investments for federal income tax purposes was $10,666,817 (gross unrealized appreciation - $23,281,471; gross unrealized depreciation - $12,614,654). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Forward foreign currency exchange contracts outstanding at March 31, 2005:

Purchase Contract

Settlement Month	Type		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
May 05	Buy	EUR	10,725,047	$13,945,098	$13,917,151	($27,947)

Sale Contracts

Settlement Month	Type		Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Depreciation
May 05	Sell	EUR	73,753,202	$95,153,514	$95,704,427	($550,913)
May 05	Sell	GBP	1,388,330	2,608,558	2,618,324	(9,766)

						($560,679)

AST Lord Abbett Bond-Debenture Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Moody’s Rating		Principal Amount (000)	Value
LONG-TERM INVESTMENTS - 93.4%
CONVERTIBLE BONDS – 17.7%
Aerospace/Defense – 1.2%
Alliant Techsystems, Inc.	B2		$2,500	$2,775,000
2.75%, 02/15/24
Lockheed Martin Corp.	Baa2		3,000	3,181,800

2.544%, 08/15/33 (c)
				5,956,800

Brokerage – 0.3%
Morgan Stanley	Aa3		1,300	1,291,875

1.00%, 03/30/12 144A
Building & Construction – 0.7%
Fluor Corp.	A3		3,000	3,405,000

1.50%, 02/15/24(a)
Diversified Capital Goods – 0.3%
Tyco International Group SA (Luxembourg)	Baa3		1,000	1,495,000

2.75%, 01/15/18 (l)
Electronics – 0.3%
Cypress Semiconductor Corp.	B-	(d)	750	802,500
1.25%, 06/15/08
FLIR Systems, Inc.	B+	(d)	500	766,250

3.00%, 06/01/23
				1,568,750

Energy - Exploration & Production – 0.4%
Quicksilver Resources, Inc.	NR		1,500	1,890,000

1.875%, 11/01/24 144A(a)
Entertainment & Leisure – 0.1%
Lions Gate Entertainment Corp.	NR		650	692,250

3.625%, 03/15/25 144A
Food - Wholesale – 0.5%
Bunge Ltd. Finance Corp.	Baa3		1,500	2,527,500

3.75%, 11/15/22
Gaming – 0.5%
International Game Technology, Zero Coupon	Baa2		3,500	2,261,875

0.00%, 01/29/33
Health Services – 2.8%
Advanced Medical Optics	B3		1,100	1,097,250
2.50%, 07/15/24
Fisher Scientific International, Inc.	Ba2		3,000	4,031,249
2.50%, 10/01/23(a)
Lifepoint Hospital Holdings, Inc.	B3		2,750	2,835,937
4.50%, 06/01/09
Medtronic, Inc.	AA-	(d)	1,500	1,503,750
1.25%, 09/15/21
SFBC International, Inc.
2.25%, 08/15/24 144A	B-	(d)	250	285,938
2.25%, 08/15/24	B-	(d)	2,250	2,573,438
Universal Health Services, Inc.	Baa3		2,750	1,705,000

0.426%, 06/30/20
				14,032,562

Healthcare Services – 0.3%
Invitrogen Corp.	NR		1,500	1,350,000

1.50%, 02/15/24
Hotels – 0.9%
Fairmont Hotels & Resorts, Inc. (Canada)	NR		3,000	3,277,500
3.75%, 12/01/23 (l)
Hilton Hotels Corp.	Baa3		1,000	1,162,500

3.375%, 04/15/23
				4,440,000

Household & Leisure Products – 0.3%
Costco Wholesale Corp., Zero Coupon	A3		1,500	1,509,375

0.00%, 08/19/17
Machinery – 0.5%
Agco Corp.	B1		2,500	2,478,125

1.75%, 12/31/33
Media - Broadcasting – 0.2%
Sinclair Broadcast Group, Inc., 4.875% (until 01/15/11)	B3		1,000	877,500

2.00%, 07/15/18
Media - Diversified – 1.3%
Disney, (Walt) Co.	Baa1		2,750	3,035,313
2.125%, 04/15/23
Liberty Media Corp.	Baa3		4,000	3,435,000

3.25%, 03/15/31(a)
				6,470,313

Metals & Mining Excluding Steel – 0.7%
Placer Dome, Inc.	Baa2		3,000	3,225,000

2.75%, 10/15/23(a)
Non-Food & Drug Retailers – 0.3%
Saks, Inc.	B+	(d)	1,500	1,593,750

2.00%, 03/15/24
Oil Field Equipment & Services – 1.2%
Hanover Compress Co.	B3		2,250	2,503,125
4.75%, 01/15/14
Schlumberger Ltd.	A1		3,000	3,292,500

1.50%, 06/01/23
				5,795,625

Pharmaceuticals – 2.2%
Allergan, Inc., Zero Coupon	A3		1,500	1,314,375
0.00%, 11/06/22
Amylin Pharmaceuticals, Inc.	NR		1,000	888,750
2.50%, 04/15/11(a)
Celgene Corp.	NR		1,250	1,875,000
1.75%, 06/01/08(a)
Teva Pharmaceuticals Financial
0.375%, 11/15/22	BBB	(d)	2,250	3,307,499
0.50%, 02/01/24	BBB	(d)	585	585,000
Watson Pharmaceutical, Inc.	Ba1		3,000	2,865,000

1.75%, 03/15/23
				10,835,624

Software/Services – 1.3%
DSTSystems, Inc.	NR		3,000	3,528,750
4.125%, 08/15/23
EMC Corp.	BBB	(d)	1,250	1,276,563
4.50%, 04/01/07
Mentor Graphics Corp.	NR		1,750	1,811,250

6.875%, 06/15/07
				6,616,563

Support-Services – 0.8%
Armor Holdings, Inc., 0.00%, (until 11/01/11)	B1		1,500	1,440,000
2.00%, 11/01/24
Charles River Associates, Inc.	NR		1,650	2,460,563

2.875%, 06/15/34(a)
				3,900,563

Telecom - Wireless – 0.2%
Nextel Communications, Inc.	Ba3		1,000	1,030,000

5.25%, 01/15/10
Telecommunications Equipment – 0.4%
LSI Logic Corp.	B	(d)	2,000	1,805,000

4.00%, 05/15/10(a)
TOTAL CONVERTIBLE BONDS (Cost $85,327,032)				87,049,050

CORPORATE OBLIGATIONS – 65.3%
Aerospace/Defense – 1.6%
DRS Technologies, Inc., Sr. Sub. Notes	B2	1,500	1,507,500
6.875%, 11/01/13
L-3 Communications Corp., Sr. Sub. Notes	Ba3	1,500	1,485,000
6.125%, 01/15/14
Moog, Inc., Class A, Sr. Sub. Notes	Ba3	225	221,625
6.25%, 01/15/15
Raytheon Co., Notes	Baa3	3,000	2,993,727
4.85%, 01/15/11
Titan Corp., Gtd. Notes	B2	1,500	1,567,500

8.00%, 05/15/11
			7,775,352

Apparel & Textile – 0.4%
Invista, Notes	B1	1,750	1,933,750

9.25%, 05/01/12 144A
Auto Loans – 0.3%
Ford Motor Credit Corp., Notes	A3	1,500	1,482,140

7.25%, 10/25/11
Automobile Manufacturers – 0.1%
Accuride Corp., Sr. Sub. Notes	Caa1	575	566,375

8.50%, 02/01/15 144A
Automotive Parts & Equipment – 1.2%
Affinia Group, Inc., Sr. Sub. Notes	Caa1	1,250	1,162,500
9.00%, 11/30/14 144A
Cooper Standard Automotive Corp., Notes	B3	1,575	1,287,563
8.375%, 12/15/14 144A(a)
Cummins, Inc., Sr. Notes	Ba2	750	830,625
9.50%, 12/01/10 (c)
Delco Remy International, Inc., Gtd. Notes	Caa1	1,175	1,086,875
11.00%, 05/01/09(a)
Stanadyne Corp., Sr. Sub. Notes	Caa1	500	517,500

10.00%, 08/15/14 144A
Tenneco Automotive, Inc., Sr. Sub. Notes	B3	1,000	977,500

8.625%, 11/15/14 144A(a)
			5,862,563

Banking – 0.1%
Wachovia Corp., Sub. Notes	A1	325	360,920

6.605%, 10/01/25
Building & Construction – 0.8%
Beazer Homes USA, Inc., Sr. Notes	Ba1	1,000	982,500
6.50%, 11/15/13
Builders Firstsource, Inc., Sec’d. Notes	B3	950	940,500
7.024%, 05/16/05 144A (c)
Schuler Homes, Inc., Gtd. Notes	Ba1	500	526,645
9.375%, 07/15/09
Shaw Group, Inc. (The), Unsec’d. Sr. Notes	Ba3	400	436,000
10.75%, 03/15/10(a)
William Lyon Homes, Inc., Gtd. Notes	B2	750	828,750

10.75%, 04/01/13
			3,714,395

Building Materials – 0.7%
Ainsworth Lumber Ltd, Sr. Notes (Canada)	B2	2,500	2,462,500
7.25%, 10/01/12 144A (l)
Jacuzzi Brands, Inc., Sec’d. Notes	B3	1,000	1,105,000

9.625%, 07/01/10
			3,567,500

Business Services – 0.2%
Harvest Operations Corp., Sr. Notes	B3	1,000	992,500

7.875%, 10/15/11
Chemicals – 3.6%
Airgas, Inc., Sr. Sub. Notes	Ba2	1,600	1,604,000
6.25%, 07/15/14
Crompton Corp., Sr. Notes	B1	1,875	2,156,250
9.875%, 08/01/12 144A
Equistar Chemicals L.P., Debs.	B2	1,500	1,451,250
7.55%, 02/15/26
Hercules, Inc., Gtd. Notes	Ba3	2,500	2,462,499
6.75%, 10/15/29

Huntsman LLC, Gtd. Notes, 11.50% (until 11/19/04), 11.75% (until 2/17/05)	B2		660	775,500
12.00%, 07/15/12 144A
IMC Global, Inc., Gtd. Notes, Series B	Ba3		700	784,000
11.25%, 06/01/11
Lyondell Chemical Co., Sec’d. Notes, Series A	B1		400	431,000
9.625%, 05/01/07
Nalco Co., Sr. Sub. Notes	Caa1		2,000	2,150,000
8.875%, 11/15/13
Nova Chemicals Ltd., Sr. Notes	Ba2		1,350	1,390,500
6.50%, 01/15/12
PQ Corp., Sr. Sub. Notes	B3		450	445,500
7.50%, 02/15/13 144A
Rhodia SA, Sr. Sub. Notes (France)	Caa1		1,475	1,441,813
8.875%, 06/01/11 (a)(l)
Rockwood Specialties Group, Sub. Notes	B3		2,000	2,010,000
7.50%, 11/15/14 144A
Terra Capital, Inc., Sec’d. Notes	Caa1		650	750,750

11.50%, 06/01/10
				17,853,062

Consumer Products – 1.9%
Aearo Co., Sr. Sub. Notes	B3		675	715,500
8.25%, 04/15/12
Elizabeth Arden, Inc., Gtd. Notes	B2		3,000	3,105,000
7.75%, 01/15/14
Playtex Products, Inc., Gtd. Notes	Caa2		2,250	2,351,250
9.375%, 06/01/11(a)
Rayovac Corp., Sr. Sub. Notes	B3		3,000	3,105,000

8.50%, 10/01/13
				9,276,750

Diversified Capital Goods – 1.2%
J.B. Poindexter & Co., Inc., Sr. Notes	B1		1,500	1,500,000
8.75%, 03/15/14 144A
Park-Ohio Industries, Inc., Sr. Sub. Notes	Caa1		1,500	1,455,000
8.375%, 11/15/14 144A
Sensus Metering Systems, Sr. Sub. Notes	Caa1		2,000	2,055,000
8.625%, 12/15/13
Trinity Industries, Inc., Sr. Notes	Ba3		1,000	970,000

6.50%, 03/15/14
				5,980,000

Electric - Generation – 2.3%
Calpine Corp., Sec’d. Notes	B	(d)	1,500	1,185,000
8.50%, 07/15/10 144A
Calpine Generating Co., Sec’d. Notes	B3		500	467,500
11.50%, 04/01/11
Dynegy Holdings, Inc., Sec’d. Notes	B3		1,000	1,076,250
9.875%, 07/15/10 144A
Dynegy Holdings, Inc., Sr. Notes	Caa2		3,500	3,123,750
6.875%, 04/01/11(a)
NRG Energy, Inc., Sec’d. Notes	B1		1,721	1,828,563
8.00%, 12/15/13 144A
Reliant Energy, Inc., Sec’d. Notes	B1		3,500	3,281,249
6.75%, 12/15/14
Texas Genco LLC Financing, Sr. Notes	B1		575	579,313

6.875%, 12/15/14 144A
				11,541,625

Electric - Integrated – 2.2%
Duke Energy Corp., Sr. Notes, Series B	Baa1		2,500	2,562,135
5.375%, 01/01/09
Midwest Generation LLC, Sec’d. Notes	B1		1,500	1,680,000
8.75%, 05/01/34
Mission Energy Holding Co., Sec’d. Notes	B2		750	903,750
13.50%, 07/15/08
Nevada Power Co., General Finance Mortgage	Ba2		1,200	1,176,000
5.875%, 01/15/15 144A
PPL Energy Supply LLC, Sr. Notes	Baa2		500	541,075
6.40%, 11/01/11

PSE&G Energy Holdings, Inc., Sr. Notes	Ba3	1,000	1,080,000
1048.50%, 06/15/11
Virginia Electric & Power Co., Notes
4.50%, 12/15/10	A3	2,400	2,349,029
7.00%, 01/01/24	A2	300	304,882

			10,596,871

Electronics – 0.2%
Communications & Power Industries Holding Corp., Sr. Sub. Notes	B3	1,000	1,020,000

8.00%, 02/01/12
Energy - Exploration & Production – 1.8%
Chesapeake Energy Corp., Sr. Notes
7.00%, 08/15/14	Ba3	1,700	1,759,500
6.375%, 06/15/15 144A	Ba3	500	496,250
Exco Resources, Inc., Gtd. Notes	B2	3,000	3,060,000
7.25%, 01/15/11
Forest Oil Corp., Sr. Notes	Ba3	350	373,625
8.00%, 06/15/08
Houston Exploration Co., Sr. Sub. Notes	B2	1,000	1,020,000
7.00%, 06/15/13
KCS Energy, Inc., Sr. Notes	B3	1,000	1,015,000
7.125%, 04/01/12
Range Resources Corp., Sr. Sub. Notes	B3	1,025	1,050,625

7.375%, 07/15/13
			8,775,000

Environmental – 0.9%
Allied Waste North America, Inc., Sec’d. Notes	B2	1,750	1,570,625
6.125%, 02/15/14(a)
Allied Waste North America, Inc., Sr. Notes	B2	2,750	2,756,875

7.875%, 04/15/13
			4,327,500

Financial Services – 0.8%
American Express Co., 0.00% (until 12/01/2006)	A1	1,500	1,541,250
1.85%, 12/01/33(a)
JSG Funding PLC, Sr. Sub. Notes	Caa1	2,500	2,337,500

7.75%, 04/01/15 144A(a)
			3,878,750

Food & Drug Retailers – 1.7%
Ingles Markets, Inc., Gtd. Notes	Ba3	1,750	1,802,500
8.875%, 12/01/11
Jean Coutu PLC, Inc. (Canada)	B3	825	805,406
8.50%, 08/01/14 (a)(l)
Rite Aid Corp., Debs.	Caa1	2,500	2,075,000
7.70%, 02/15/27(a)
Rite Aid Corp., Sec’d. Notes	B2	2,000	2,040,000
8.125%, 05/01/10
Stater Brothers Holdings, Inc., Sr. Notes	B1	1,500	1,455,000

8.125%, 06/15/12
			8,177,906

Food - Wholesale – 1.5%
Chiquita Brands International, Inc., Sr. Notes	B2	1,600	1,600,000
7.50%, 11/01/14 144A
Dole Foods Co., Debs., 7.875% (until 3/28/03)	B2	2,000	2,150,000
8.75%, 07/15/13
Land O’ Lakes, Inc., Sr. Notes	B3	1,500	1,503,750
8.75%, 11/15/11(a)
Michael Foods, Sr. Sub. Notes	B3	775	809,875
8.00%, 11/15/13
Pinnacle Foods, Inc., Sr. Sub. Notes	B3	1,525	1,311,500

8.25%, 12/01/13 144A
			7,375,125

Forestry/Paper – 2.8%
Boise Cascade LLC, Sr. Sub. Notes	B2	1,000	1,017,500
7.125%, 10/15/14 144A
Bowater, Inc., Notes	Ba3	2,000	1,915,000
6.50%, 06/15/13(a)

Buckeye Technologies, Inc., Sr. Sub. Notes	Caa1	2,500	2,487,500
8.00%, 10/15/10
Jefferson Smurfit Corp., Gtd. Notes	B2	1,000	1,032,500
8.25%, 10/01/12
JSG Funding PLC, Sr. Notes (Ireland)	B3	750	810,000
9.625%, 10/01/12 (l)
Longview Fibre Co., Sr. Sub. Notes	B2	500	540,000
10.00%, 01/15/09
Norske Skog Corp., Sr. Notes (Canada)	Ba3	2,230	2,174,250
7.375%, 03/01/14 (l)
Tembec Industries, Inc., Gtd. Notes (Canada)
8.625%, 06/30/09 (a)(l)	B2	2,000	1,940,000
7.75%, 03/15/12 (l)	B2	2,000	1,830,000

			13,746,750

Gaming – 4.7%
Boyd Gaming Corp., Sr. Sub. Notes	B1	1,500	1,631,250
8.75%, 04/15/12
Hard Rock Hotel, Inc., Notes	B3	1,200	1,299,000
8.875%, 06/01/13
Isle of Capri Casinos, Inc., Gtd. Notes	B2	1,250	1,365,625
9.00%, 03/15/12
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B2	3,500	3,482,499
7.00%, 03/01/14
Las Vegas Sands Corp., Sr. Notes	B2	2,000	1,907,500
6.375%, 02/15/15 144A(a)
MGM Mirage, Inc., Sr. Notes	Ba2	1,500	1,518,750
6.75%, 09/01/12
Park Place Entertainment Corp., Sr. Notes	Ba1	350	378,000
7.50%, 09/01/09
Park Place Entertainment Corp., Sr. Sub. Notes	Ba2	1,000	1,066,250
9.375%, 02/15/07
Penn National Gaming, Inc., Sr. Sub. Notes	B2	1,250	1,259,375
6.875%, 12/01/11
Premier Entertainment Biloxi / Finance, First Mortgage	B3	625	640,625
10.75%, 02/01/12
River Rock Entertainment, Sr. Notes	B2	2,005	2,205,500
9.75%, 11/01/11
Scientific Games Corp., Sr. Sub. Notes	B1	1,525	1,525,000
6.25%, 12/15/12 144A
Seneca Gaming Corp., Sr. Notes	B2	500	500,000
7.25%, 05/01/12
Station Casinos, Inc., Sr. Sub. Notes	B1	1,500	1,496,250
6.50%, 02/01/14
Turning Stone Casino Resort Enterprise, Sr. Notes	B1	500	521,875
9.125%, 12/15/10 144A
Wynn Las Vegas LLC Corp., First Mortgage Notes	B2	2,500	2,387,500

6.625%, 12/01/14 144A
			23,184,999

Gas Distribution – 2.5%
El Paso Corp., Sr. Notes
7.00%, 05/15/11	Caa1	2,500	2,412,500
7.75%, 01/15/32(a)	Caa1	1,250	1,184,375
Ferrellgas Partners L.P., Sr. Notes	Ba3	2,500	2,450,000
6.75%, 05/01/14
Markwest Energy, Sr. Notes	B1	2,000	2,010,000
6.875%, 11/01/14 144A
Northwest Pipeline Corp., Gtd. Notes	Ba2	500	537,500
8.125%, 03/01/10
Sonat, Inc., Notes	Caa1	1,000	992,500
7.625%, 07/15/11
Suburban Propane Partners L.P., Sr. Notes	B1	1,500	1,485,000
6.875%, 12/15/13
Williams Cos., Inc., Notes	B1	1,000	1,095,000

7.875%, 09/01/21
			12,166,875

Health Services – 5.7%
Alliance Imaging, Sr. Sub. Notes	B3	2,000	1,900,000
7.25%, 12/15/12 144A
AmeriPath, Inc., Gtd. Notes	Caa1	2,000	2,000,000
10.50%, 04/01/13
Ardent Health Services LLC, Sr. Sub. Notes	B3	1,750	2,082,500
10.00%, 08/15/13
Beverly Enterprises, Inc., Sr. Sub. Notes	B2	700	777,000
7.875%, 06/15/14
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba3	1,000	985,000
6.125%, 12/15/14 144A
CDRV Investors, Inc., Sr. Disc. Notes, Zero Coupon (until 01/01/10)	Caa2	775	470,813
9.625%, 01/01/15 144A
Hanger Orthopedic Group, Inc., Gtd. Notes	B3	1,750	1,745,625
10.375%, 02/15/09(a)
HCA, Inc., Notes	Ba2	1,250	1,247,053
6.375%, 01/15/15
HEALTHSOUTH Corp., Sr. Notes	NR	2,310	2,286,899
8.375%, 10/01/11
Medex, Inc., Sr. Sub. Notes	B3	2,000	2,269,999
8.875%, 05/15/13
National Mentor, Inc., Sr. Sub. Notes	B3	1,500	1,571,250
9.625%, 12/01/12 144A
National Nephrology Associates, Inc., Sr. Sub. Notes	B1	335	373,106
9.00%, 11/01/11 144A
Pacificare Health Systems, Inc., Gtd. Notes	Ba3	640	710,400
10.75%, 06/01/09
PerkinElmer, Inc., Gtd. Notes	Ba3	1,500	1,687,500
8.875%, 01/15/13
Tenet Healthcare Corp., Notes	B3	1,500	1,421,250
7.375%, 02/01/13(a)
Tenet Healthcare Corp., Sr. Notes	B3	625	626,563
9.25%, 02/01/15 144A
Tenet Healthcare Corp., Sr. Notes,	B3	2,000	2,090,000
9.875%, 07/01/14
Triad Hospitals, Inc., Sr. Sub. Notes	B3	1,500	1,481,250
7.00%, 11/15/13
UnitedHealth Group, Inc., Notes	A2	1,500	1,493,130
4.875%, 04/01/13
Vanguard Health Holdings II, Sr. Sub. Notes	Caa1	1,000	1,057,500

9.00%, 10/01/14
			28,276,838

Hotels – 0.6%
Felcor Lodging L.P., Gtd. Notes (8.50% until 6/20/03)	B1	700	756,000
9.00%, 06/01/11
Host Marriott L.P., Sr. Notes	Ba3	2,350	2,338,250

7.00%, 08/15/12
			3,094,250

Household & Leisure Products – 0.3%
Fedders North America, Inc., Sr. Notes	Caa1	1,750	1,321,250

9.875%, 03/01/14
Leisure – 0.9%
Gaylord Entertainment Co., Sr. Notes
8.00%, 11/15/13	B3	3,000	3,120,000
6.75%, 11/15/14 144A	B3	1,500	1,428,750

			4,548,750

Machinery – 0.8%
AGCO Corp., Gtd. Notes	Ba3	1,000	1,052,500
9.50%, 05/01/08
JLG Industries, Inc., Gtd. Notes	B2	600	639,000
8.25%, 05/01/08
Manitowoc Co., Inc., Sr. Notes	B1	2,015	2,085,525

7.125%, 11/01/13(a)
			3,777,025

Machinery & Equipment – 0.2%
Dresser-Rand Group, Inc., Sr. Sub. Notes	B3	950	954,750

7.375%, 11/01/14 144A

Media - Broadcasting – 1.8%
Allbritton Communications, Sr. Sub. Notes	B3	2,200	2,178,000
7.75%, 12/15/12
Clear Channel Communications, Inc., Sr. Notes	Baa3	2,500	2,472,858
4.625%, 01/15/08
Emmis Operating Co., Sr. Sub. Notes	B2	1,500	1,477,500
6.875%, 05/15/12
Paxson Communications Corp., Gtd. Notes	Caa1	1,650	1,645,875
10.75%, 07/15/08(a)
Sinclair Broadcast Group, Inc., Gtd. Notes	B2	1,000	1,055,000
8.75%, 12/15/11

			8,829,233

Media - Cable – 3.0%
Charter Communications Holdings II, Sr. Notes	Caa1	2,000	2,050,000
10.25%, 09/15/10
Charter Communications Holdings LLC, Sr. Notes	Ca	3,500	2,852,500
10.00%, 04/01/09
DIRECTV Holdings LLC, Sr. Notes	Ba2	1,250	1,359,375
8.375%, 03/15/13
Echostar DBS Corp., Sr. Notes	Ba3	1,500	1,477,500
6.375%, 10/01/11
Insight Communications Co., Inc., Sr. Disc.	Caa2	4,000	3,999,999
Notes, Zero Coupon (until 02/15/06)
12.25%, 02/15/11(a)
Mediacom LLC Capital Corp., Sr. Notes	B3	3,000	3,007,500
9.50%, 01/15/13(a)

			14,746,874

Media - Diversified – 0.3%
Block Communications, Inc., Gtd. Notes	B2	1,550	1,658,500

9.25%, 04/15/09
Media - Services – 0.4%
Interpublic Group of Cos., Inc., Notes	Baa3	640	608,000
6.25%, 11/15/14
Warner Music Group, Sr. Sub. Notes	B3	1,500	1,552,500
7.375%, 04/15/14 144A

			2,160,500

Metals & Mining – 0.2%
Novelis, Inc., Sr. Notes (Canada)	B1	1,200	1,182,000

7.25%, 02/15/15 144A (l)
Metals & Mining Excluding Steel – 0.4%
Peabody Energy Corp., Sr. Notes	Ba3	2,000	1,940,000

5.875%, 04/15/16
Non-Electric Utilities – 0.6%
Semco Energy, Inc., Sr. Notes
7.125%, 05/15/08	Ba2	750	767,153
7.75%, 05/15/13	Ba2	2,000	2,076,338

			2,843,491

Non-Food & Drug Retailers – 1.2%
Couche-Tard Corp., Sr. Sub. Notes	Ba3	1,450	1,529,750
7.50%, 12/15/13
Penny, (J.C.) Co., Inc., Notes	Ba2	1,250	1,143,750
6.875%, 10/15/15
Saks, Inc., Gtd. Notes
9.875%, 10/01/11(a)	Ba3	1,000	1,085,000
7.375%, 02/15/19	Ba3	2,535	2,281,500

			6,040,000

Oil Field Equipment & Services – 1.2%
Hanover Compressor Co., Sr. Notes	B3	1,000	1,050,000
8.625%, 12/15/10
Key Energy Services, Inc., Sr. Notes	B1	2,500	2,425,000
6.375%, 05/01/13
McDermott, (J.Ray) SA, Sec’d. Notes	Caa1	1,000	1,125,000
11.00%, 12/15/13 144A
Pride International, Inc., Sr. Notes	Ba2	1,000	1,065,000
7.375%, 07/15/14

			5,665,000

Packaging – 3.1%
AEP Industries, Inc., Sr. Notes	B2	150	151,387
7.875%, 03/15/13 144A
BWAY Corp., Sr. Sub. Notes	B3	1,000	1,067,500
10.00%, 10/15/10 (c)
Constar International, Inc., Notes	B2	150	150,750
6.149%, 02/15/12 144A
Constar International, Inc., Sr. Sub. Notes	Caa1	1,925	1,934,625
11.00%, 12/01/12(a)
Crown Cork & Seal Co., Inc., Debs.	B3	4,000	3,759,999
7.375%, 12/15/26
Graham Packing Co., Sr. Notes	Caa1	3,250	3,266,250
8.50%, 10/15/12 144A(a)
Owens-Brockway Glass Containers Corp., Gtd. Notes
8.875%, 02/15/09	B1	2,500	2,681,250
7.75%, 05/15/11	B1	1,500	1,578,750
Portola Packaging, Inc., Sr. Notes	Caa1	350	264,250
8.25%, 02/01/12
Stone Container Finance, Gtd. Notes (Canada)	B2	550	547,250
7.375%, 07/15/14 (l)

			15,402,011

Pharmaceuticals – 0.8%
Alpharma, Inc., Sr. Notes	B3	1,500	1,485,000
8.625%, 05/01/11 144A
Warner Chilcott Corp., Sr. Sub. Notes	Caa1	2,500	2,525,000
8.75%, 02/01/15 144A

			4,010,000

Printing & Publishing – 1.2%
Dex Media, Inc., Notes	B3	1,000	1,040,000
8.00%, 11/15/13
Houghton Mifflin Co., Sr. Notes	B3	2,500	2,562,500
8.25%, 02/01/11
Primedia, Inc., Sr. Notes	B3	850	890,375
8.875%, 05/15/11
R.H. Donnelley Corp., Sr. Notes	B3	1,250	1,243,750
6.875%, 01/15/13 144A

			5,736,625

Restaurants – 0.3%
Denny’s Corp., Inc., Sr. Notes	Caa1	1,250	1,318,750

10.00%, 10/01/12 144A(a)
Software/Services – 0.5%
Electronic Data Systems Corp., Notes,	Ba1	2,500	2,560,793

Series B, 6.00% (until 8/01/04)
6.50%, 08/01/13(a)
Steel Producers/Products – 0.3%
Allegheny Ludlum Corp., Debs.	B1	1,275	1,249,500

6.95%, 12/15/25
Support-Services – 1.9%
Iron Mountain, Inc., Gtd. Notes
7.75%, 01/15/15	Caa1	3,250	3,225,625
6.625%, 01/01/16	Caa1	4,000	3,670,000
JohnsonDiversey, Inc., Gtd. Notes, Series B	B2	750	810,000
9.625%, 05/15/12
United Rentals NA, Inc., Sr. Sub. Notes	B2	1,750	1,706,250
7.75%, 11/15/13(a)

			9,411,875

Telecom - Fixed Line – 0.3%
Level 3 Financing, Inc., Sr. Notes	Caa1	1,600	1,412,000

10.75%, 10/15/11 144A(a)
Telecom - Integrated/Services – 1.4%
Cincinnati Bell, Inc., Sr. Sub. Notes	B3	2,000	1,980,000
8.375%, 01/15/14(a)
MCI, Inc., Sr. Notes	B2	1,000	1,102,500
8.375%, 05/01/14
Qwest Capital Funding Co., Gtd. Notes	Caa2	2,000	1,925,000
7.90%, 08/15/10(a)

Qwest Services Corp., Notes, 13.50% (until 12/21/03), 13.75% (until 3/20/04)	Caa1	1,500	1,743,750
14.00%, 12/15/10 144A

			6,751,250

Telecom - Wireless – 2.1%
Airgate PCS, Inc., Sec’d. Notes	Caa1	1,250	1,331,250
9.375%, 09/01/09 144A(a)
Centennial Communications Corp., Gtd. Notes	Caa1	2,000	2,220,000
10.125%, 06/15/13
Dobson Communications Corp., Sr. Notes
10.875%, 07/01/10(a)	Ca	500	445,000
8.875%, 10/01/13	Ca	625	493,750
Nextel Communications, Inc., Sr. Notes	Ba3	1,000	1,061,250
7.375%, 08/01/15
Nextel Partners, Inc., Sr. Notes	B3	1,400	1,494,500
8.125%, 07/01/11
Rural Cellular Corp., Sr. Notes	Caa1	1,500	1,515,000
9.875%, 02/01/10
Ubiquitel Operating Co., Sr. Notes
9.875%, 03/01/11 144A	Caa1	550	609,125
9.875%, 03/01/11	Caa1	450	498,375
Western Wireless Corp., Sr. Notes	Caa1	550	629,750
9.25%, 07/15/13

			10,298,000

Telecommunications – 0.3%
Triton PCS, Inc., Gtd. Notes
9.375%, 02/01/11(a)	Ca	725	516,563
8.75%, 11/15/11(a)	Ca	1,250	878,125

			1,394,688

Telecommunications Equipment – 0.3%
Lucent Technologies, Debs.	B2	1,500	1,301,250

6.45%, 03/15/29
Theaters & Entertainment – 0.6%
AMC Entertainment, Inc., Sr. Sub. Notes	B3	1,500	1,440,000
8.00%, 03/01/14
Carmike Cinemas, Inc., Sr. Sub. Notes	Caa1	550	542,438
7.50%, 02/15/14
Loews Cineplex, Sr. Sub. Notes	B3	1,200	1,200,000
9.00%, 08/01/14 144A

			3,182,438

Transportation – 0.3%
Hornbeck Offshore Services, Inc., Sr. Notes	Ba3	1,680	1,663,200

6.125%, 12/01/14
Transportation Excluding Air/Rail – 0.8%
American Commercial Lines ACL Finance, Sr. Notes	B3	200	207,500
9.50%, 02/15/15 144A
CHC Helicopter Corp., Sr. Sub. Notes	B2	2,000	1,957,500
7.375%, 05/01/14
Offshore Logistics, Inc., Gtd. Notes	Ba2	1,825	1,742,875
6.125%, 06/15/13

			3,907,875

TOTAL CORPORATE OBLIGATIONS (Cost $322,514,710)			320,795,424

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 4.7%

Federal Home Loan Mortgage Corp.	4,300	4,407,985
6.00%, 04/01/33
Federal National Mortgage Assoc.
5.50%, 02/01/33 - 07/01/33	10,048	10,086,306
6.00%, 05/01/33 - 08/01/34	8,631	8,831,551

		18,917,857

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $23,517,620)		23,325,842

U.S. TREASURY – 1.5%
U.S. Treasury Notes
5.00%, 02/15/11(a)	5,000	5,194,730
4.00%, 02/15/15(a)	2,500	2,402,735

TOTAL U.S. TREASURY (Cost $7,698,806)		7,597,465

	Shares
COMMON STOCK – 0.1%
Telecommunications Equipment
Avaya, Inc.*
(Cost $925,979)	60,000	700,800

PREFERRED STOCK – 4.1%
Agency – 0.1%
Fannie Mae 5.375% [CVT]	6	562,270

Automotive – 0.2%
Ford Motor Co. Capital Trust II 6.50%[CVT]	25,000	1,133,500

Beverages – 0.2%
Constellation Brands, Inc. 5.75% [CVT]	20,000	808,200

Electric – Distribution/Transportation – 0.4%
FPL Group, Inc. 8.00%[CVT]	35,000	2,170,350

Electric – Generation – 0.1%
PNM Resources, Inc. 6.75%[CVT](a)	12,075	601,335

Energy – Exploration & Production – 0.7%
Chesapeake Energy Corp. 4.125%[CVT]	2,000	2,887,750

Financial Services – 0.3%
Marshall & Ilsley Corp. 6.50% [CVT]	60,000	1,596,600

Food & Drug Retailers – 0.3%
Albertson’s, Inc. 7.25%[CVT]	75,000	1,696,500

Integrated Energy – 0.5%
Williams Cos., Inc. 5.50%[CVT]	27,500	2,502,500

Media – Broadcasting – 0.3%
Sinclair Broadcast Group, Inc. 6.00%[CVT]	35,000	1,465,625

Pharmaceuticals – 0.4%
Omnicare Cap Trust II, Series-B 4.00%	15,000	773,550
Schering Plough Corp. 6.00%[CVT]	23,000	1,156,900

		1,930,450

Printing & Publishing – 0.6%
Interpublic Group of Cos., Inc. Series A 5.375% [CVT]	60,000	2,728,200

TOTAL PREFERRED STOCK (Cost $19,236,516)		20,083,280

TOTAL LONG-TERM INVESTMENTS (Cost $459,220,663)		459,551,861

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 20.1%
Corporate Obligations – 0.9%
Barton Capital Corp.	$1,941	1,941,050
2.83%, 04/01/05 (b)
Merrill Lynch & Co., Inc.	2,543	2,542,773
2.975%, 04/01/05 (b)

		4,483,823

Time Deposit – 3.6%
Chase Manhattan Bank	9,154	9,153,982
2.843%, 04/01/05 (b)
Societe Generale NY	8,508	8,508,016
2.875%, 04/01/05 (b)

		17,661,998

	Shares
Non-Registered Investment Company – 12.5%
BlackRock Institutional Money Market Trust(b)(j)	60,883,339	60,883,339

Registered Investment Companies – 3.1%
BlackRock Provident Institutional Funds	7,685,415	7,685,415
TempCash Portfolio(j)
BlackRock Provident Institutional Funds	7,685,415	7,685,415

TempFund Portfolio(j)
		15,370,830

TOTAL SHORT-TERM INVESTMENTS (Cost $98,399,990)		98,399,990

Total Investments — 113.5% (Cost $557,620,653 (p))		557,951,851
Liabilities in Excess of Other Assets — (13.5%)		(66,225,580)

Net Assets — 100.0%		$491,726,271

The following abbreviations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

CVT	Convertible Security

NR	Not Rated by Moody’s or Standard & Poor’s.

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or portion of security is on loan. The aggregate market value of such securities is $80,725,947; cash collateral of $83,029,160 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(d)	Standard & Poor’s rating.

(j)	Security available to institutional investors only.

(l)	US$ Denominated Foreign Bonds.

(p)	The United States federal income tax basis of the Fund’s investments was $557,648,696; accordingly, net unrealized appreciation on investments for federal income tax purposes was $303,155 (gross unrealized appreciation—$12,410,577; gross unrealized depreciation—$12,107,422). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST PIMCO Total Return Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Moody’s Rating		Principal Amount (000)	Value
LONG-TERM INVESTMENTS - 87.5%
ASSET-BACKED SECURITIES – 4.1%
Bear Stearns Asset Backed Securities, Inc., Series 2001-A, Class AIII	Aaa		$709	$710,196
3.13%, 02/15/31 (c)
CCCA LLC, Series 2000	AAA	(d)	1,000	1,048,403
7.80%, 10/15/08 144A(cost $1,056,645; purchased 05/21/02)(g)
CDC Mortgage Capital Trust, Series 2002-HE2, Class A	Aaa		601	601,273
3.14%, 01/25/33 (c)
Citibank Omni-S Master Trust, Series 2002-4, Class A	Aaa		23,000	23,025,177
2.72%, 08/18/09 (c)
Contimortgage Home Equity Loan Trust, Series 1997-5, Class A8	Aaa		303	304,601
2.89%, 03/15/24 (c)
Countrywide Asset-Backed Certificates, Series 2004-7, Class 2AV1	Aaa		10,317	10,325,296
2.80%, 12/25/22
EMC Mortgage Loan Trust, Series 2001-A, Class A	Aaa		10,136	10,177,754
3.22%, 05/25/40 144A (c)
Equity One ABS, Inc., Series 2004-2, Class AF1	Aaa		8,208	8,212,684
2.96%, 07/25/34 (c)
Fremont Home Loan Trust, Series 2004-2, Class 2A1	Aaa		3,743	3,745,754
3.00%, 07/25/34 (c)
Home Equity Mortgage Trust, Series 2004-4, Class A2	Aaa		6,626	6,631,046
2.80%, 12/25/34
Nelnet Student Loan Trust, Series 2004-4, Class A1	Aaa		3,812	3,813,396
2.017%, 04/25/05 (c)
Novastar NIM Trust, Series 2004-N1, Class Notes	A-	(d)	143	142,891
4.458%, 02/25/34 144A(cost $142,814; purchased 01/30/04)(g)
Wells Fargo Home Equity Trust, Series 2004-2, Class A-31	Aaa		1,650	1,651,004
3.01%, 06/25/19 (c)

TOTAL ASSET-BACKED SECURITIES (Cost $70,306,514)				70,389,475

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.8%
Bank of America Mortgage Securities, Series 2004-1, Class 5A1	AAA	(d)	1,169	1,192,091
6.50%, 09/25/33
Bear Stearns Trust, Series 2002-11, Class A-1	Aaa		909	905,729
5.639%, 02/25/33 (c)
Bear Stearns Trust, Series 2002-11, Class A-2	Aaa		2,182	2,205,564
5.348%, 01/25/33 (c)
Bear Stearns Trust, Series 2002-9, Class 2A	Aaa		367	367,432
5.723%, 10/25/32 (c)
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	Aaa		2,371	2,447,186
6.50%, 12/25/42

Fannie Mae Whole Loan, Series 2004-W2, Class 2A2	Aaa		754	789,665
7.00%, 02/25/44
Fannie Mae Whole Loan, Series 2004-W2, Class 5A	Aaa		778	823,190
7.50%, 03/25/44
Fannie Mae, Series 1993-70, Class Z	Aaa		210	219,388
6.90%, 05/25/23
Fannie Mae, Series 2002-56, Class MC	Aaa		443	449,023
5.50%, 09/25/17
Fannie Mae, Series 2003-122, Class TU	Aaa		770	767,750
4.00%, 05/25/16
Fannie Mae, Series 2003-25, Class KP	Aaa		18,304	17,971,503
5.00%, 04/25/33
Fannie Mae, Series 2003-33, Class PU	Aaa		605	585,669
4.50%, 05/25/33
Fannie Mae, Series 2003-63, Class A2	Aaa		216	215,359
2.34%, 07/25/44
Freddie Mac, Series 2064, Class ZA	Aaa		5,175	5,277,732
6.50%, 05/15/28
Freddie Mac, Series 2145, Class MZ	Aaa		13,211	13,741,499
6.50%, 04/15/29
Freddie Mac, Series 2378, Class PE	Aaa		665	680,664
5.50%, 11/15/16
Freddie Mac, Series 2513, Class QK	Aaa		99	98,590
5.00%, 08/15/28
Freddie Mac, Series 2649, Class QA	Aaa		1,020	1,020,297
3.50%, 03/15/10
Freddie Mac, Series 2662, Class DG	Aaa		1,300	1,278,210
5.00%, 10/15/22
Freddie Mac, Series 2694, Class QH	Aaa		1,265	1,207,309
4.50%, 03/15/32
Freddie Mac, Series 2721, Class PE	Aaa		525	517,323
5.00%, 01/15/23
Freddie Mac, Series 2724, Class PT	Aaa		578	571,481
3.75%, 05/15/16
Freddie Mac, Series 2728, Class TC	Aaa		1,060	1,044,751
4.00%, 02/15/23
Freddie Mac, Series 2734, Class PG	Aaa		909	891,445
5.00%, 07/15/32
Freddie Mac, Series 2737, Class XG	Aaa		530	522,510
4.00%, 11/15/22
Freddie Mac, Series 2737, Class YD	Aaa		600	588,820
5.00%, 08/15/32
Freddie Mac, Series 2750, Class NB	Aaa		1,426	1,404,653
4.00%, 12/15/22
Freddie Mac, Series 2759, Class AU	Aaa		610	605,572
3.50%, 05/15/19
Freddie Mac, Series 2786, Class PA	Aaa		544	543,451
3.50%, 10/15/10
GS Mortgage Securities Corp. II, Series 2001-1285, Class A2	Aa1		2,000	2,177,887
6.526%, 08/15/18 144A
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aaa		15,540	15,293,184
3.454%, 06/01/34 (c)
Indymac Trust, Series 2001-H2, Class A2	Aaa		157	158,101
6.69%, 01/25/32 (c)
Nationslink Funding Corp., Series 1999-SL, Class A4	Aaa		311	316,801
6.654%, 11/10/30
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	AAA	(d)	2,406	2,411,315
3.25%, 02/25/34 (c)
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	AAA	(d)	617	617,831
3.25%, 02/25/19 (c)

Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	AAA	(d)	185	194,223
9.95%, 08/01/17
Structured Asset Securities Corp., Series 2002-1A, Class 4A	Aaa		248	251,325
6.127%, 02/25/32 (c)
Washington Mutual, Series 2002-AR11, Class A1	Aaa		1,954	1,976,834
5.131%, 10/25/32 (c)
Washington Mutual, Series 2004-CB1, Class 4A	Aaa		714	724,872
6.00%, 06/25/34

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $82,251,884)				83,056,229

CORPORATE OBLIGATIONS – 5.4%
Airlines – 0.2%
United Air Lines, Inc., Equipment Trust, Series 91C	NR		6,925	3,384,594
10.36%, 11/13/12 144A(cost $8,052,232; purchased 01/03/96)(g)(i)
United Air Lines, Inc., Equipment Trust, Series 91E	NR		500	244,375
10.36%, 11/27/12 144A(cost $582,741; purchased 01/03/96)(g)(i)
United Air Lines, Inc., Pass-Thru Cert., Series 91A2	NR		1,000	451,765
10.02%, 03/22/14 144A(cost $1,000,630; purchased 03/01/95)(g)(i)

				4,080,734

Automobile Manufacturers – 0.3%
DaimlerChrysler NA Holding Co., Notes	A3		5,900	5,926,184

3.47%, 05/24/06 (c)
Conglomerates – 0.1%
Altria Group, Inc., Debs.	Baa2		1,700	1,945,744

7.75%, 01/15/27
Entertainment & Leisure
Time Warner, Inc., Notes	Baa1		510	534,496

8.11%, 08/15/06
Financial Services – 2.9%
American General Finance, Notes	A1		1,100	1,100,169
3.092%, 06/23/05 (c)
Duke Capital Corp., Notes	Baa3		595	596,054
4.302%, 05/18/06
Ford Motor Credit Co., Notes
3.10%, 04/18/05	A3		4,500	4,491,936
7.60%, 08/01/05	A3		6,200	6,265,261
6.875%, 02/01/06	A3		431	436,948
Ford Motor Credit Co., Sr. Notes	A3		860	822,046
5.80%, 01/12/09
General Motors Acceptance Corp., Notes
7.50%, 07/15/05	Baa2		11,400	11,492,250
6.75%, 01/15/06	Baa2		1,475	1,485,549
6.125%, 09/15/06	A3		780	776,667
4.375%, 12/10/07	A3		380	349,716
6.875%, 09/15/11	A3		510	462,049
Pemex Project Funding Master Trust, Gtd. Notes
8.50%, 02/15/08	Baa1		490	533,855
8.00%, 11/15/11	Baa1		2,700	2,994,300
8.625%, 02/01/22	Baa1		2,300	2,619,125
Phoenix Quake Ltd., Notes	Baa3		1,200	1,237,836
5.01%, 07/03/08 144A (cost $1,200,000; purchased 06/18/03)(c)(g)
Phoenix Quake Wind Ltd., Notes
5.01%, 07/03/08 144A (cost $1,200,000; purchased 06/18/03)(c)(g)	Baa3		1,200	1,237,836
6.06%, 07/03/08 144A (cost $550,000; purchased 06/18/03)(c)(g)	Ba1		550	464,310

Qwest Capital Funding Corp., Gtd. Notes	Caa2		153	143,438
7.25%, 02/15/11
Sr. Wind Ltd., Notes, Series A1	BB+	(d)	4,000	4,017,120
8.021%, 05/10/05 144A (cost $4,000,000; purchased 04/30/01)(c)(g)
Sr. Wind Ltd., Notes, Series A2	BB+	(d)	2,000	2,009,540
8.521%, 05/10/05 144A (cost $2,000,000; purchased 04/30/01)(c)(g)
UFJ Finance Aruba AEC, Gtd. Notes	Baa1		2,900	3,127,148
6.75%, 07/15/13
Verizon Global Funding Corp., Notes	A2		900	999,963
7.25%, 12/01/10

				47,663,116

Oil & Gas – 0.6%
El Paso Corp., Sr. Notes	Caa1		11,800	11,180,500

7.75%, 01/15/32
Telecommunications – 1.1%
France Telecom SA, Notes (France)	Baa2		5,000	5,155,845
7.95%, 03/01/06 (c)(l)
GTE Hawaiian Telephone, Debs.	Aaa		585	608,882
7.375%, 09/01/06
Qwest Corp., Debs.
7.20%, 11/10/26	Ba3		8,950	8,144,500
8.875%, 06/01/31	Ba3		500	505,000
Sprint Capital Corp., Gtd. Notes	Baa3		3,500	3,599,432
6.00%, 01/15/07

				18,013,659

Utilities – 0.2%
Appalachian Power Co., Sr. Notes, Series E	Baa2		1,585	1,589,994
4.80%, 06/15/05
Cleveland Electric Co., Notes	Aaa		1,570	1,659,603
7.13%, 07/01/07

				3,249,597

TOTAL CORPORATE OBLIGATIONS (Cost $97,811,671)				92,594,030

FOREIGN GOVERNMENT BONDS – 6.6%
Canadian Government (Canada)
5.75%, 06/01/33	Aaa		1,600	1,533,603
3.00%, 12/01/36	Aaa		818	822,873
French Government (France)
5.75%, 10/25/32	Aaa		6,800	11,164,030
4.75%, 04/25/35	Aaa		4,700	6,741,459
4.00%, 04/25/49	Aaa		1,200	1,513,948
German Government (Germany)
5.625%, 01/04/28	Aaa		1,600	2,548,914
5.50%, 01/04/31	Aaa		4,100	6,490,759
4.75%, 07/04/34	Aaa		2,800	4,021,731
Republic of Brazil (Brazil)
3.063%, 04/15/06 [BRB] (c)	B2		1,687	1,686,859
11.25%, 07/26/07	B1		200	224,200
11.50%, 03/12/08	B2		7,000	7,920,500
3.125%, 04/15/09 [BRB] (c)	B2		847	829,205
3.125%, 04/15/09	B2		106	103,651
8.84%, 06/29/09 (c)	B1		100	111,625
11.00%, 01/11/12 [BRB]	B1		7,080	8,035,800
3.125%, 04/15/12 [BRB] (c)	B1		794	750,183
8.00%, 04/15/14 [BRB]	B2		111	110,999
11.00%, 08/17/40	B1		1,550	1,727,088
Republic of Panama (Panama)
9.375%, 01/16/23	Ba1		4,400	4,950,000
8.875%, 09/30/27	Ba1		400	432,000
Republic of Peru (Peru)
9.125%, 01/15/08	Ba3		3,000	3,285,000
9.125%, 02/21/12	Ba3		6,500	7,354,100
9.125%, 02/21/12	Ba3		1,375	1,553,750
9.875%, 02/06/15	Ba3		2,500	2,900,000
4.50%, 03/07/17	Ba3		3,960	3,692,898
Republic of South Africa (South Africa)	Baa1		800	913,000
9.125%, 05/19/09

Russian Federation (Russia)	Baa3	13,800	14,151,900
5.00%, 03/31/30 (c)
Spanish Government (Spain)
5.75%, 07/30/32	Aaa	2,200	3,611,333
4.20%, 01/31/37	Aaa	1,400	1,831,853
United Mexican States (Mexico)
9.875%, 02/01/10	Baa2	600	715,500
8.375%, 01/14/11	Baa2	2,800	3,193,400
6.375%, 01/16/13	Baa2	2,490	2,589,600
8.125%, 12/30/19	Baa1	200	229,700
8.30%, 08/15/31	Baa2	5,100	5,852,250

TOTAL FOREIGN GOVERNMENT BONDS (Cost $108,313,637)			113,593,711

MUNICIPAL BONDS – 1.6%
California – 0.3%
Golden State Tobacco Securitization Corp. Series 2003-A-1	A3	5,300	5,442,358

6.25%, 06/01/33
Illinois
Illinois State Taxable-Pension General Obligation Bond	Aa3	570	551,395

4.95%, 06/01/23
Nevada – 0.4%
Las Vegas Water Authority (MBIA Insured) Series B
5.00%, 06/01/25	Aaa	3,840	3,973,018
5.00%, 06/01/27	Aaa	2,200	2,260,390

			6,233,408

New Jersey – 0.1%
City of Trenton General Obligation Bond	Aaa	990	977,912
4.80%, 04/01/14
Jersey City Municipal Utilities Authority Water Revenue Bond Series A	Aaa	1,000	981,160
4.81%, 05/15/14

			1,959,072

New Mexico
Jicarilla New Mexico Apache Nation Revenue Bonds	NR	435	425,404

3.85%, 12/01/08
New York – 0.1%
New York City Transitional Financial Authority Series E	Aa2	1,200	1,235,928
5.00%, 02/01/28
New York State General Obligation Bond	NR	550	575,850

6.66%, 03/01/30 144A (cost $577,794; purchased 03/24/05)(c)(g)
			1,811,778

Oregon – 0.1%
Portland Oregon River District Urban Renewal and Redevelopment Revenue Bonds Series B	Aaa	1,020	954,893

3.35%, 06/15/10
Wisconsin – 0.6%
Badger Tobacco Asset Securitization Corp.	Baa3	10,100	10,213,625
6.00%, 06/01/17
Wisconsin State General Revenue Bond	Aaa	510	535,704

5.70%, 05/01/26
			10,749,329

TOTAL MUNICIPAL BONDS (Cost $27,482,906)			28,127,637

	Number of Contracts
OPTIONS Put Options
Eurodollar Futures, Strike Price 94.25,	2,139	13,368
Expires 9/19/05*
Eurodollar Futures, Strike Price 95.25,	275	1,719
Expires 6/13/05*
Eurodollar Futures, Strike Price 95.75,	418	2,613
Expires 6/13/05*
Eurodollar Futures, Strike Price 95.875,	400	0
Expires 6/13/05*
Eurodollar Futures, Strike Price 96.00,	500	3,125
Expires 6/13/05*

TOTAL OPTIONS (Cost $37,320)		20,825

	Principal Amount (000)
RIGHTS* – 0.2%
United Mexican States Value Recovery Rights Series C (Mexico)	$49,719	696,066
0.00%
United Mexican States Value Recovery Rights Series D (Mexico)	49,629	1,290,354
0.00%
United Mexican States Value Recovery Rights Series E (Mexico)	35,410	832,135
0.00%

TOTAL RIGHTS* (Cost $737,487)		2,818,555

	Shares
PREFERRED STOCK – 0.2%
Financial Services
Fannie Mae, 7.00%
(Cost $2,615,000)	52,300	2,905,919

	Principal Amount (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 49.8%
Federal Home Loan Bank	1,400	1,297,271
4.20%, 02/05/07
Federal Home Loan Mortgage Corp.
5.00%, 10/01/18 - 05/01/34	8,388	8,387,058
5.50%, 01/01/34	3,512	3,525,032
6.00%, 02/01/16 - 02/01/33	8,830	9,074,468
8.25%, 08/01/17	20	21,559

		21,008,117

Federal National Mortgage Assoc.
3.796%, 08/01/29 (c)	281	285,030
4.043%, 05/01/36 (c)	16,326	16,714,531
4.275%, 01/01/24 (c)	15	15,095
4.321%, 11/01/35 (c)	5,012	5,132,025
4.50%, 09/01/18 - 09/01/33	7,819	7,646,401
4.548%, 01/01/28 (c)	214	218,565
5.00%, 10/01/08 - 05/13/35	219,829	218,423,059
5.50%, 08/01/16 - 04/13/35	534,563	535,724,127
6.00%, 02/01/17 - 01/01/34	22,439	23,187,240
6.375%, 01/01/09	1,822	1,916,738
6.50%, 09/01/16 - 11/01/33	1,461	1,524,366

		810,787,177

Government National Mortgage Assoc.
2.75%, 01/20/32 - 02/20/32	10,163	9,995,061
3.375%, 03/20/17 - 05/20/30 (c)	4,629	4,624,312
3.50%, 07/20/30 (c)	2,667	2,670,082
3.75%, 08/20/23 - 09/20/24 (c)	1,146	1,163,458
4.125%, 10/20/23 - 11/20/29 (c)	6,269	6,407,641
6.00%, 01/15/34	178	182,823
7.00%, 02/15/24	10	10,462

		25,053,839

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $859,806,911)		858,146,404

U.S. GOVERNMENT AGENCY OBLIGATIONS – 2.3%
Small Business Administration
7.449%, 08/01/10	1,449	1,548,064
6.344%, 08/01/11	11,466	11,964,790
4.915%, 09/10/13	13,600	13,626,568
5.13%, 09/01/23	1,566	1,577,828
5.52%, 06/01/24	10,396	10,664,526

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $38,476,986)		39,381,776

U.S. TREASURY OBLIGATIONS – 12.5%
U.S. Treasury Bonds	3,900	4,102,773
5.25%, 11/15/28
U.S. Treasury Inflationary Bonds [TIPS]
3.375%, 01/15/07(k)	2,300	2,906,927
3.875%, 01/15/09	43,700	56,050,657
4.25%, 01/15/10	7,300	9,420,985
0.875%, 04/15/10	8,900	8,765,752
3.50%, 01/15/11	72,600	88,881,039
3.375%, 01/15/12	1,000	1,205,593
3.00%, 07/15/12	22,800	26,620,405
1.875%, 07/15/13	400	422,667
1.625%, 01/15/15	3,500	3,444,758
2.375%, 01/15/25	10,600	11,537,543
3.625%, 04/15/28	1,500	2,325,138

TOTAL U.S. TREASURY OBLIGATIONS (Cost $217,206,338)		215,684,237

TOTAL LONG-TERM INVESTMENTS (Cost $1,505,046,654)		1,506,718,798

SHORT-TERM INVESTMENTS – 43.3%
Bank Loan – 0.4%
Morgan Stanley	6,300	6,281,127

3.12%, 08/19/05 144A(cost $6,300,000; purchased 06/28/04)(g)
Certificates of Deposit – 5.2%
HSBC Bank	46,400	46,400,000
2.41%, 04/01/05
Wells Fargo	43,200	43,200,000

2.79%, 04/13/05		89,600,000

Commercial Paper – 12.1%
Ford Motor Co.
2.52%, 04/07/05	11,400	11,394,969
General Motors Acceptance Corp.
2.495%, 04/05/05	2,500	2,499,295
2.535%, 04/05/05	2,300	2,299,341
Rabobank USA	47,500	47,500,000
2.82%, 04/05/05
Skandi Ensk Bank	48,000	47,639,640
2.97%, 06/21/05(cost $47,679,240; purchased 03/22/05)(h)
Total Fina Elf Capital
2.83%, 04/01/05(cost $47,500,000; purchased 03/31/05)(h)	47,500	47,500,000

UBS Finance Delaware LLC
2.83%, 04/01/05	47,500	47,500,000
2.775%, 04/25/05	4,300	4,292,045

		210,625,290

Foreign Treasury Bills – 10.6%
France Government Treasury Bills
2.03%, 06/23/05 (n)	7,000	9,031,681
2.06%, 08/04/05 (n)	124,400	160,112,410
2.08%, 09/01/05 (n)	10,000	12,849,513

		181,993,604

Repurchase Agreements – 2.9%
U.S. Treasury Repurchase Agreement	10,000	10,000,000

2.40%, dated 03/31/05, maturing 04/01/05, repurchase price $10,000,000 (Collateralized by U.S. Treasury Inflation Protection Securities 3.625%, par value $7,993,000, market value $10,221,570, due 01/15/08)

U.S. Treasury Repurchase Agreement	39,700	39,700,000

2.50%, dated 03/31/05, maturing 04/01/05, repurchase price 39,700,000 (Collateralized by U.S. Treasury Notes, 3.625%, par value $41,009,000, market value $40,736,024, due 07/15/09)
		49,700,000

U.S. Government Agency Obligations – 10.8%
Federal National Mortgage Assoc.
2.39%, 04/15/05 (n)	19,400	19,381,067
2.575%, 04/20/05 (n)	47,000	46,937,114
2.582%, 04/27/05 (n)	50,000	49,906,288
2.582%, 04/27/05 (n)	28,800	28,746,022
2.485%, 05/25/05 (n)	9,000	8,962,268
2.79%, 05/25/05 (n)	100	99,581
2.80%, 06/01/05 (n)	100	99,521
2.865%, 06/08/05 (n)	25,000	24,866,600
2.915%, 06/22/05 (n)	7,300	7,296,715

		186,295,176

U.S. Treasury Obligations – 0.7%
U.S. Treasury Bills
2.455%, 05/05/05 (n)(k)	95	94,770
2.465%, 05/05/05 (n)(k)	1,800	1,795,633
2.74%, 06/16/05 (n)(k)	3,500	3,480,141
2.74%, 06/16/05 (n)(k)	3,025	3,007,836
2.74%, 06/16/05 (n)(k)	2,860	2,843,772

		11,222,152

Registered Investment Companies – 0.6%

	Shares
BlackRock Provident Institutional Funds TempCash Portfolio (j)	5,288,388	5,288,388
BlackRock Provident Institutional Funds TempFund Portfolio (j)	5,288,388	5,288,388

		10,576,776

TOTAL SHORT –TERM INVESTMENTS (Cost $746,856,530)		746,294,125

Total Investments, Before Outstanding Written Options — 130.8% (Cost $2,251,903,184(p))		2,253,012,923

	Number of Contracts / Swap Notional Amount (000)
OUTSTANDING OPTIONS WRITTEN – (0.2)%
Call Options
Swap 3-Month LIBOR & Fixed, Strike Price 6.00%, Expires 06/09/05*	38,300	(2,604,400)
U.S. Treasury Note Futures, Strike Price 112, Expires 05/20/05*	35	(2,734)

U.S. Treasury Note Futures, Strike Price 113, Expires 05/20/05*	467	(14,594)
U.S. Treasury Note Futures, Strike Price 114, Expires 05/20/05*	217	(3,391)
U.S. Treasury Note Futures, Strike Price 116, Expires 05/20/05*	238	(29,750)
U.S. Treasury Note Futures, Strike Price 118, Expires 05/20/05*	15	(469)

		(2,655,338)

Put Options
Swap 3-Month LIBOR & Fixed, Strike Price 6.70%, Expires 06/09/05*	22,300	(22)
U.S. Treasury Note Futures, Strike Price 108, Expires 05/20/05*	1,133	(432,156)
U.S. Treasury Note Futures, Strike Price 111, Expires 05/20/05*	298	(358,531)

		(790,709)

TOTAL OUTSTANDING OPTIONS WRITTEN (Premium Received $3,012,767)		(3,446,047)

Total Investments, Net of Outstanding Options Written — 130.6% (Cost $2,248,890,417(p))		2,249,566,876
Liabilities in Excess of Other Assets — (30.6%)		(527,247,621)

Net Assets — 100.0%		$1,722,319,255

The following abbreviations are used throughout the Schedule of Investments:

ARM	Adjustable Rate Mortgage Security

BRB	Brady Bond

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

INR	Indonesian Rupiah

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

NR	Not Rated by Moody’s or Standard & Poor’s.

PEN	Peruvian Sol

PLZ	Polish Zloty

RUB	Russian Rouble

SGD	Singapore Dollar

SKK	Slovak Koruna

TIPS	Treasury Inflation Protection Securities

TWD	Taiwan Dollar

The following annotations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

*	Non-income producing security.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(d)	Standard & Poor’s rating.

(g)	Indicates a security and or swap that has been deemed illiquid. The aggregate cost of illiquid securities is $27,218,904. The aggregate value, $22,987,164 represents 1.33% of net assets.

(h)	Security is a 144A security restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the security for investment and not with a view to public distribution (does not include 144A securities-see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $95,179,240. The aggregate market value of $95,139,640 is approximately 5.52% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(j)	Security available to institutional investors only.

(k)	Securities with an aggregate market value of $14,129,079 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at March 31, 2005	Unrealized Appreciation (Depreciation)
Long Positions:
752	Euro Dollar	Jun 05	$182,074,613	$181,391,801	$(682,812)
2,483	Euro Dollar	Sep 05	601,732,888	596,075,188	(5,657,700)
74	Euro Dollar	Dec 05	17,724,850	17,716,525	(8,325)
37	Euro Dollar	Mar 06	8,843,925	8,844,850	925
25	Japanese Government 10 Year Bond	Jun 05	32,128,772	32,502,565	373,793
1,407	U.S. Treasury 10 Year Note	Jun 05	154,543,344	153,736,735	(806,609)
527	U.S. Treasury 15 Year Bond	Jun 05	57,989,719	58,694,626	704,907

					(6,075,821)

Short Positions:
155	Euro-Bobl	Jun 05	22,488,769	22,622,208	(133,439)

					$(6,209,260)

(l)	US$ Denominated Foreign Bonds.

(n)	Rates shown are the effective yields at purchase date.

(p)	The United States federal income tax basis of the Fund’s investments was $2,251,917,638; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,095,285 (gross unrealized appreciation-$15,225,202; gross unrealized depreciation-$14,129,917). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Forward foreign currency exchange contracts outstanding at March 31, 2005:

Purchase Contracts

Settlement Month	Type		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Apr 05	Buy	BRL	1,304,000	$463,974	$488,389	$24,415
May 05	Buy	BRL	1,362,000	511,165	510,112	(1,053)
Jun 05	Buy	BRL	1,503,000	533,925	562,921	28,996
Sep 05	Buy	BRL	8,181,000	2,878,329	3,064,045	185,716
May 05	Buy	CLP	315,041,000	553,162	537,586	(15,576)
Jun 05	Buy	CLP	303,010,000	513,681	517,056	3,375
Aug 05	Buy	CLP	70,130,000	120,575	119,670	(905)
Apr 05	Buy	EUR	124,400,000	160,323,982	161,342,906	1,018,924
Apr 05	Buy	GBP	668,000	1,277,049	1,260,763	(16,286)
Apr 05	Buy	HKD	3,513,000	452,560	450,540	(2,020)
Jun 05	Buy	INR	34,301,000	789,131	785,366	(3,765)
Apr 05	Buy	JPY	3,457,327,000	32,958,335	32,272,765	(685,570)
Apr 05	Buy	KRW	523,611,000	506,865	515,600	8,735
May 05	Buy	KRW	533,400,000	519,307	525,239	5,932
Jun 05	Buy	KRW	590,000,000	589,095	580,973	(8,122)
May 05	Buy	MXN	4,902,000	435,907	433,731	(2,176)
Jun 05	Buy	MXN	5,606,000	490,700	493,599	2,899
May 05	Buy	PEN	1,568,000	479,804	481,055	1,251
Jun 05	Buy	PEN	1,740,000	533,660	533,824	164
May 05	Buy	PLZ	1,660,000	537,078	522,942	(14,136)
Jun 05	Buy	PLZ	1,665,000	533,893	523,442	(10,451)
Apr 05	Buy	RUB	12,982,000	461,253	465,753	4,500
May 05	Buy	RUB	13,058,000	467,692	468,479	787
Jun 05	Buy	RUB	15,239,000	552,938	546,727	(6,211)
Apr 05	Buy	SGD	762,000	467,685	461,848	(5,837)
May 05	Buy	SGD	779,000	475,783	472,589	(3,194)
Jun 05	Buy	SGD	853,000	526,729	517,918	(8,811)
May 05	Buy	SKK	14,842,000	510,560	498,509	(12,051)
Jun 05	Buy	SKK	16,715,000	570,809	561,886	(8,923)
May 05	Buy	TWD	15,170,000	482,812	481,494	(1,318)
Jun 05	Buy	TWD	16,605,000	546,845	527,041	(19,804)

				$211,065,283	$211,524,768	$459,485

Sale Contracts

Settlement Month	Type		Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Apr 05	Sell	CND	2,834,000	$2,352,570	$2,343,490	$9,080
Apr 05	Sell	EUR	58,050,000	76,959,891	75,283,920	1,675,971
Jul 05	Sell	EUR	124,400,000	161,749,612	161,816,161	(66,549)

				$241,062,073	$239,443,571	$1,618,502

Interest rate swap agreements outstanding at March 31, 2005:

Description	Expiration Month	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Receive variable rate payments on the Lehman Commercial Mortgage Backed Securities Index and pay fixed rate payment of 1.49% for the initial calculation period and variable rate payments thereafter on the one month LIBOR-BBA floating rate. (cost $0; purchased 09/15/04) (8) (2)	Apr 05	$4,200	$(47,956)

Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR-BBA floating rate. (4)	Jun 07	19,200	171,182

Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR-BBA floating rate.(3)	Dec 14	3,600	(16,157)

Receive variable rate payments on the three month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%. (9)	Jun 15	41,000	466,700

Receive variable rate payments on the three month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%. (6)	Jun 15	10,700	102,581

Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $50,742; purchased 05/15/02) (8) (7)	Mar 32 EUR	5,300	530,825

Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $28,980; purchased 03/25/02) (8) (4)	Mar 32 EUR	5,800	607,451

Receive fixed rate payments of 6.00% and pay variable rate payments on the six month EUR-EURIBOR floating rate. (cost $213,091; purchased 11/08/04) (8) (5)	Jun 34 EUR	2,800	214,570

Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $263,235; purchased 07/02/2004) (8) (4)	Jun 34 EUR	5,500	578,957

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%. (4)	Mar 32 GBP	2,800	(62,055)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%. (7)	Mar 32 GBP	3,100	(89,582)

Receive fixed rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%. (6)	Jun 12 JPY	1,050,000	(615,531)

Receive fixed rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%. (7)	Jun 12 JPY	1,625,000	(976,708)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%. (3)	Jun 12 JPY	130,000	(77,791)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%. (3)	Jun 12 JPY	387,100	(216,212)

			$570,274

Broker/Counterparty:

(2)	Citigroup

(3)	Goldman Sachs

(4)	J.P. Morgan Chase & Co.

(5)	Merrill Lynch

(6)	Morgan Stanley

(7)	UBS—Warburg

(8)	See note g

(9)	Lehman Brothers Specialty Financing, Inc.

Credit default swap agreements outstanding at March 31, 2005:

Description	Expiration Month	Notional Amount (000)	Unrealized Appreciation
Receive a fixed rate equal to 1.10% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/27. (cost $0; purchased 06/07/04) (8) (6)	Jun 05	$1,200	$1,047

Receive a fixed rate equal to 1.80% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/29. (cost $0; purchased 05/30/03) (8) (6)	Jun 05	500	1,433

Receive a fixed rate equal to 0.98% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation 5.0% due 03/31/30. (cost $0; purchased 08/03/04) (8) (4)	Aug 05	3,300	5,190

			$7,670

Broker/Counterparty

(4)	J.P. Morgan Chase & Co.

(6)	Morgan Stanley

(8)	See note g

AST PIMCO Limited Maturity Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value
LONG-TERM INVESTMENTS – 34.8%
ASSET-BACKED SECURITIES – 6.8%
Advanta Mortgage Loan Trust, Series 1994-4, Class A	Aaa	$1,625	$1,628,562
3.225%, 11/25/29 (c)
Argent Securities, Inc., Series 2004-W11, Class A2	Aaa	3,120	3,121,993
3.03%, 11/25/34 (c)
Bear Stearns Asset Backed Securities, Inc., Series 2003-3, Class A1	Aaa	1,165	1,166,019
3.05%, 04/25/05 (c)
Bear Stearns Asset Backed Securities, Inc., Series 2004-HE9, Class 1A1	Aaa	2,409	2,411,507
3.03%, 04/25/05 (c)
Capital Auto Receivables Asset Trust, Series 2002-5, Class A4	Aaa	1,446	1,438,798
2.92%, 04/15/08
Centex Home Equity, Series 1999-3, Class A2	Aaa	4,283	4,305,742
3.25%, 04/25/05 (c)
Centex Home Equity, Series 2005-A, Class AV1	Aaa	5,714	5,719,536
2.97%, 04/25/05 (c)
Chase Funding Loan Acquisition Trust, Series 2001-C2, Class IIA1	Aaa	315	314,762
3.09%, 07/25/30 (c)
Chase Funding Loan Acquisition Trust, Series 2003-C1, Class 2A2	Aaa	137	137,300
3.18%, 04/25/05 (c)
Citibank Omni-S Master Trust, Series 2002-5, Class A	Aaa	4,300	4,313,152
3.19%, 11/17/09 (c)
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	Aaa	260	260,578
3.20%, 07/25/32 (c)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class	Aaa	273	274,821
3.22%, 08/25/32 (c)
FannieMae Grantor Trust, Series 2004-T5, Class A14	Aaa	1,914	1,914,389
2.617%, 08/29/05 (c)
First Franklin Mortgage Loan, Series 2003-FF5, Class A2	Aaa	967	963,986
2.82%, 03/25/34 (c)
Fremont Home Loan Trust, Series 2005-A, Class 2A1	Aaa	9,846	9,854,395
2.96%, 04/25/05 (c)
Home Equity Mortgage Trust, Series 2005-2, Class A2	Aaa	13,900	13,906,524
2.97%, 04/25/05 (c)
Household Mortgage Loan Trust, Series 2003-HC1, Class A	Aaa	1,480	1,485,651
2.412%, 04/20/05 (c)
Merrill Lynch Mortgage Investors, Inc., Series 2004-WMC4, Class A2B1	Aaa	431	431,443
2.99%, 04/25/05 (c)

Morgan Stanley ABS Capital I, Series 2005-HE1, Class A3A	Aaa		$2,785	$2,787,142
2.98%, 04/25/05 (c)
Morgan Stanley ABS Capital, Series 2004-HE9, Class-A3A	Aaa		3,356	3,358,560
3.00%, 04/25/05 (c)
Nelnet Student Loan Trust, Series 2004-4, Class A1	Aaa		1,436	1,436,932
2.69%, 04/25/05 (c)
Novaster Home Equity Loan, Series 2001-2, Class A2	Aaa		351	351,831
3.18%, 09/25/31 (c)
Option One Mortgage Loan, Series 2005-1, Class A2	AAA	(d)	4,700	4,702,136
2.98%, 04/25/05 (c)
Park Place Securities, Inc., Series 2004-MCW1, Class A3	Aaa		776	777,014
3.05%, 10/25/34 (c)
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	Aaa		1,595	1,603,177
1.619%, 04/25/05 (c)
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	Aaa		1,941	1,950,187
3.21%, 04/25/05 (c)
Renaissance Home Equity Loan Trust, Series 2005-1, Class AF1	Aaa		6,500	6,500,000
2.72%, 05/25/35 (c)
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class AIIB	Aaa		1,360	1,365,919
3.18%, 04/25/05 (c)
Residential Asset Mortgage Products, Inc., Series 2004-RS9, Class AII1	Aaa		3,619	3,621,615
3.01%, 04/25/05 (c)
Residential Asset Securities Corp., Series 2001-KS3, Class AII	Aaa		297	298,184
3.08%, 04/25/05 (c)
SLM Student Loan Trust, Series 2005-2, Class A1	Aaa		6,900	6,892,247
2.73%, 04/25/05 (c)
Soundview Home Equity Loan Trust, Series 2005-1, Class LIA1	Aaa		2,174	2,175,082
9.70%, 04/25/05 (c)
SVO Timeshare Mortgage Corp., Series 2001-AA, Class A	Aaa		1,679	1,697,231
5.47%, 10/20/13 144A
Wells Fargo Home Equity Trust, Series 2004-2, Class AI1A	Aaa		2,879	2,881,139

3.02%, 02/25/18 (c)
TOTAL ASSET-BACKED SECURITIES (Cost $95,952,974)				96,047,554

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.9%
Bank of America Mortgage Securities, Series 2002-K, Class 2A1	AAA	(d)	1,954	1,969,892
5.579%, 10/20/32 (c)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	Aaa		3,055	3,012,328
4.88%, 01/25/34 (c)
Bear Stearns Alt-A Trust, Series 2003-7, Class IIA1	Aaa		1,081	1,081,250
2.93%, 02/25/34 (c)
Bear Stearns Trust, Series 2002-2, Class	Aaa		241	242,102
6.937%, 06/25/31 [ARM] (c)

Commercial Mortgage Pass-Through Certificate, Series 2005-F10A, Class MOA1	Aaa		$9,000	$9,002,816
3.06%, 04/15/05 144A(cost $9,000,000; purchased 03/23/05)(g)
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	AAA	(d)	1,485	1,511,566
6.25%, 12/25/33
Countrywide Home Loans, Series 2003-J7, Class 4A2	AAA	(d)	769	772,063
3.25%, 04/25/05 (c)
Countrywide Home Loans, Series 2003-R4, Class 1A1B	Aaa		118	118,141
4.879%, 07/25/19 144A
Countrywide Home Loans, Series 2003-R4, Class 2A	Aaa		1,288	1,318,475
6.50%, 01/25/34 144A
Countrywide Home Loans, Series 2004-25, Class 2A1	Aaa		4,125	4,131,267
3.19%, 02/25/35 (c)
Countrywide Home Loans, Series 2005-11, Class-3A1	AAA	(d)	3,683	3,725,457
2.553%, 04/25/35 (c)
Countrywide Home Loans, Series 2005-3, Class 2A1	Aaa		12,728	12,744,047
3.14%, 04/25/05 (c)
Credit Suisse First Boston USA, Inc., Series 2002, Class P-3A	Aaa		4,867	4,818,589
2.839%, 09/27/32 144A
Credit Suisse First Boston USA, Inc., Series 2003-8, Class 5A1	Aaa		634	642,846
6.50%, 04/25/33 (c)
Fannie Mae, Series 1988-22, Class A	Aaa		16	15,908
3.433%, 08/25/18 (c)
Fannie Mae, Series 1996-39, Class H	Aaa		184	197,668
8.00%, 11/25/23
Fannie Mae, Series 2003-54, Class TH	Aaa		1,893	1,892,651
3.50%, 05/25/09
Fannie Mae, Series 2004-41, Class PB	Aaa		1,894	1,884,448
3.50%, 04/25/17
FHLMC Structured Pass Through Securities, Series T-57, Class 1A1	Aaa		6,662	6,905,077
6.50%, 07/25/43
FHLMC Structured Pass Through Securities, Series T-59, Class 1A2	Aaa		3,613	3,782,839
7.00%, 10/25/43
First Republic Mortgage Loan Trust, Series 2002-FRB1, Class A	Aaa		9,565	9,570,944
3.11%, 08/15/32 (c)
Freddie Mac, Series 2538, Class CA	Aaa		3,374	3,391,874
5.00%, 04/15/16
Freddie Mac, Series 2572, Class HA	Aaa		6,220	6,273,450
5.00%, 06/15/13
Government National Mortgage Assoc., Series 1998-15, Class C	Aaa		4,400	4,572,970
6.50%, 06/20/28
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aaa		1,362	1,340,124
3.454%, 06/25/34 (c)
Merrill Lynch Mortgage Investors, Inc., Series 1995-C2, Class B	Aaa		311	314,288
6.484%, 06/15/21 (c)
Saco I, Inc., Series 2004-2, Class A2	Aaa		1,797	1,774,451
3.04%, 04/25/05 (c) 144A
Structured Asset Securities Corp., Series 2001-13, Class 2A	Aaa		131	131,192
7.00%, 10/25/16

Structured Asset Securities Corp., Series 2004-S1, Class A1	Aaa	$679	$678,950
2.98%, 04/25/05 (c)
Washington Mutual, Series 2002-AR11, Class A1	Aaa	1,954	1,976,834
5.131%, 10/25/32 (c)
Washington Mutual, Series 2002-AR2, Class A	Aaa	723	720,180
3.433%, 04/25/05 (c)
Washington Mutual, Series 2003-R1, Class A1	Aaa	2,695	2,694,363
2.92%, 04/25/05 (c)
Washington Mutual, Series 2005-AR1, Class A1A	Aaa	297	297,126
3.007%, 04/25/05 (c)
Washington Mutual, Series 2005-AR2, Class 2A1A	Aaa	4,545	4,554,969

2.96%, 04/25/05 (c)
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $97,805,074)			98,061,145

CORPORATE OBLIGATIONS – 10.3%
Airlines – 0.2%
United Air Lines, Inc., Pass-Thru Cert., Series 01-1
6.831%, 09/01/08 144A(cost $1,800,000; purchased 08/10/01)(g)(i)	NR	1,800	229,671
6.932%, 09/01/11 144A(cost $1,100,000; purchased 08/10/01)(g)(i)	NR	1,100	480,540
United Air Lines, Inc., Pass-Thru Cert., Series 97A	NR	2,884	2,665,439

2.63%, 06/02/05 (c)
			3,375,650

Automobile Manufacturers – 0.7%
DaimlerChrysler NA Holding Co., Notes
3.47%, 05/24/05 (c)	A3	500	502,219
3.20%, 06/07/05 (c)	A3	6,890	6,894,679
7.75%, 06/15/05	A3	2,200	2,218,803

			9,615,701

Automotive Parts – 0.1%
Lear Corp., Gtd. Notes	Baa3	800	803,787

7.96%, 05/15/05
Cable Television – 0.6%
Continental Cablevision, Inc., Sr. Notes	Baa3	400	408,796
8.875%, 09/15/05
Cox Communications, Inc., Notes	Baa3	3,250	3,271,525
3.55%, 06/14/05 144A (c)
Lenfest Communications, Inc., Sr. Notes	Baa3	3,585	3,668,197
8.375%, 11/01/05
TCI Communications, Inc., Sr. Notes	Baa3	1,500	1,545,807

6.875%, 02/15/06
			8,894,325

Conglomerates – 0.3%
Tyco International Group, Gtd. Notes (Luxembourg)	Baa3	4,670	4,694,022

6.375%, 06/15/05 (l)
Electronic Components & Equipment – 0.4%
PP&L Capital Funding, Sr. Notes	Baa3	3,000	3,003,384
7.75%, 04/15/05
Southwestern Public Service, Sr. Notes	Baa1	2,900	2,941,719

5.125%, 11/01/06
			5,945,103

Entertainment & Leisure – 0.3%
Time Warner, Inc., Notes	Baa1	3,600	3,630,452

7.75%, 06/15/05

Financial - Bank & Trust – 0.2%
Household Finance Corp., Notes	A1	$2,300	$2,339,397

6.70%, 11/13/05
Financial Services – 1.9%
Chrysler Financial Co. LLC, Sr. Notes	A3	1,000	998,132
2.85%, 04/27/05
Duke Capital LLC, Sr. Notes, Series A	Baa3	1,500	1,511,388
6.25%, 07/15/05
Ford Motor Credit Co., Notes
7.60%, 08/01/05	A3	1,250	1,263,158
6.875%, 02/01/06	A3	9,700	9,833,861
General Motors Acceptance Corp., Notes
3.695%, 05/18/05 (c)	A3	5,100	4,991,518
7.50%, 07/15/05	Baa2	5,108	5,149,334
6.75%, 01/15/06	Baa2	200	201,430
Nisource Finance Corp., Notes	Baa3	4,300	4,329,343

3.43%, 11/23/09 (c)
			28,278,164

Financial-Brokerage – 0.6%
Goldman Sachs Group, Inc., Notes	Aa3	8,340	8,341,418

2.73%, 08/01/06
Healthcare Services – 0.1%
HCA, Inc., Notes	Ba2	2,000	2,022,494

6.91%, 06/15/05
Hotels & Motels – 0.1%
Park Place Entertainment, Sr. Notes	Ba1	1,760	1,859,000

8.50%, 11/15/06
Medical Supplies & Equipment – 0.3%
HCA Healthcare Co., Notes	Ba2	3,200	3,308,454
7.125%, 06/01/06
Mallinckrodt, Inc.	Baa3	1,000	1,010,385

6.75%, 09/15/05
			4,318,839

Oil & Gas – 0.5%
Centerpoint Energy, Notes	Ba1	1,950	1,976,276
8.125%, 07/15/05
Kerr-McGee Corp., Gtd. Notes	Baa3	2,000	2,000,790
5.375%, 04/15/05
Pioneer Natural Resources, Sr. Notes	Ba1	2,420	2,423,495

8.875%, 04/15/05
			6,400,561

Paper & Forest Products – 0.2%
Georgia-Pacific Corp., Notes	Ba3	2,350	2,408,750

7.50%, 05/15/06
Retail & Merchandising – 0.1%
Delhaize America, Inc., Gtd. Notes	Ba1	740	765,151

7.375%, 04/15/06
Telecommunications – 1.9%
British Telecom PLC, Notes (United Kingdom)	Baa1	8,400	8,639,779
7.875%, 06/15/05 (l)
Deutsche Telekom International Finance Corp., Gtd. Notes (Germany)	Baa1	5,000	5,048,475
8.25%, 06/15/05 (l)
France Telecom SA, Notes (France)	Baa2	2,500	2,577,923
7.45%, 09/01/05 (c)(l)
Qwest Corp., Notes	Ba3	2,800	2,828,000
6.625%, 09/15/05
SBC Communications, Inc., Notes	A1	7,470	7,483,087

4.206%, 06/05/21 144A
			26,577,264

Utilities – 1.8%
Appalachian Power Co., Sr. Notes, Series E	Baa2	7,350	7,373,159
4.80%, 06/15/05
Dominion Resources, Inc., Sr. Notes, Class B	Baa1	$6,000	$6,073,158
7.625%, 07/15/05
Duke Energy Corp., Sr. Notes	Baa1	500	500,206
3.409%, 06/08/05 (c)
GPU, Inc., Notes, Series A	Baa3	500	510,935
7.70%, 12/01/05
Niagara Mohawk Power Corp., Notes	A3	4,590	4,779,530
7.75%, 05/15/06
Ohio Edison Co., Notes	Baa2	500	512,611
5.647%, 06/15/09 144A
Ohio Edison Co., Sr. Notes	Baa2	1,205	1,180,893
4.00%, 05/01/08
Pacific Gas & Electric, Notes	Baa1	1,710	1,714,858
3.26%, 04/03/06 (c)
TXU Energy Co., Notes	Baa2	3,000	3,000,396

3.42%, 04/14/05 144A (c)
			25,645,746

TOTAL CORPORATE OBLIGATIONS (Cost $147,925,556)			145,915,824

FOREIGN GOVERNMENT BONDS – 2.9%
Republic of Brazil (Brazil)
3.125%, 04/15/05	B1	353	333,415
3.125%, 04/15/05 [BRB] (c)	B1	12,813	12,103,781
8.84%, 06/29/05 (c)	B1	1,000	1,116,250
3.125%, 04/15/06 [BRB] (c)	B2	2,736	2,735,447
11.25%, 07/26/07	B1	400	448,400
3.125%, 04/15/09 [BRB] (c)	B2	3,351	3,280,541
12.00%, 04/15/10	B2	700	822,500
11.00%, 01/11/12 [BRB]	B1	2,000	2,270,000
8.00%, 04/15/14 [BRB]	B2	1,454	1,448,548
11.00%, 08/17/40	B1	665	740,976
Republic of Panama (Panama)
9.625%, 02/08/11	Ba1	3,000	3,405,000
9.375%, 07/23/12	Ba1	1,000	1,135,000
8.875%, 09/30/27	Ba1	900	972,000
Republic of Peru (Peru)
9.125%, 01/15/08	Ba3	1,200	1,314,000
9.125%, 02/21/12	Ba3	500	565,000
9.125%, 02/21/12	Ba3	875	988,750
9.875%, 02/06/15	Ba3	1,000	1,160,000
5.00%, 03/07/17	Ba3	468	441,788
Republic of South Africa (South Africa)	Baa1	2,650	3,024,313
9.125%, 05/19/09
Russian Federation (Russia)	Baa3	1,250	1,349,500
8.25%, 03/31/10
United Mexican States (Mexico)
11.375%, 09/15/16	Baa1	150	214,500
8.125%, 12/30/19	Baa1	850	976,225

TOTAL FOREIGN GOVERNMENT BONDS (Cost $38,905,951)			40,845,934

	Shares
PREFERRED STOCK – 0.2%
Financial Services
Fannie Mae, 7.00%
(Cost $2,285,000)	45,700	2,539,206

RIGHTS*
United Mexican States Value Recovery	5,500	77,000
Rights Series C (Mexico)
0.00%

United Mexican States Value Recovery	5,500	$143,000
Rights Series D (Mexico)
0.00%
United Mexican States Value Recovery	5,500	129,250

Rights Series E (Mexico)
0.00%
TOTAL RIGHTS (Cost $0)		349,250

	Principal Amount (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 1.9%
Federal Home Loan Mortgage Corp.
3.641%, 07/01/29 (c)	$366	376,611
4.424%, 12/01/26 (c)	88	91,995
6.00%, 08/01/29 - 04/01/33 (c)	10,230	10,486,733
8.50%, 01/01/25 - 01/01/25 (c)	571	624,040

		11,579,379

Federal National Mortgage Assoc.
3.587%, 04/01/32 (c)	105	104,514
3.757%, 01/01/25 (c)	28	27,999
3.889%, 05/01/25 (c)	212	211,147
4.168%, 12/01/29 (c)	135	134,685
4.952%, 04/01/24 (c)	176	179,655
5.00%, 09/01/18 (c)	3,351	3,354,361
5.038%, 03/01/17 (c)	582	597,831
5.50%, 04/13/35 [TBA]	200	200,312
6.00%, 04/01/12 - 11/01/17 (c)	4,413	4,561,834

		9,372,338

Government National Mortgage Assoc.
3.375%, 05/20/24 - 06/20/26 (c)	829	828,786
3.75%, 07/20/17 - 07/20/24 (c)	181	183,146
4.125%, 11/20/29 (c)	805	822,715
6.50%, 04/15/26 - 06/15/29 (c)	427	447,654
7.00%, 01/15/24 - 08/15/25 (c)	133	139,689
8.00%, 06/20/30 - 01/20/32 (c)	2,386	2,563,281
8.50%, 10/15/29 - 01/15/31 (c)	655	713,770

		5,699,041

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $26,633,569)		26,650,758

U.S. GOVERNMENT AGENCY OBLIGATIONS
Small Business Investment Cos., Series 1997-P10B, Class 1
7.31%, 05/10/07
(Cost $515,623)	516	539,405

U.S. TREASURY OBLIGATIONS – 5.8%
U.S. Treasury Notes
3.00%, 12/31/06	65,300	64,491,455
3.50%, 12/15/09	600	583,008
4.00%, 03/15/10	17,500	17,368,768

TOTAL U.S. TREASURY OBLIGATIONS (Cost $82,854,818)		82,443,231

TOTAL LONG-TERM INVESTMENTS (Cost $492,878,565)		493,392,307

SHORT-TERM INVESTMENTS – 74.3%
Certificates of Deposit – 9.1%
Bank of America
2.48%, 04/06/05	$10,000	$10,000,000
2.61%, 04/20/05	3,800	3,800,000
2.72%, 05/16/05	200	200,000
Citibank NA
2.63%, 04/22/05	34,600	34,600,000
2.68%, 05/04/05	200	200,000
HSBC Bank USA	25,300	25,300,000
2.75%, 06/27/05
UBS Bank AG	20,000	20,034,876
2.47%, 07/05/05
Wells Fargo
2.68%, 04/01/05	10,900	10,900,000
2.79%, 04/07/05	24,100	24,100,000

		129,134,876

Commercial Paper – 15.0%
ANZ (Delaware)	13,900	13,775,483
2.71%, 05/31/05
Ford Motor Co.	3,350	3,293,366
3.40%, 08/26/05
General Electric Capital Corp.	29,700	29,484,675
2.90%, 06/08/05
General Motors Acceptance Corp.	3,760	3,758,940
2.495%, 04/05/05
HBOS Treasury PLC	13,900	13,859,731
2.65%, 04/28/05
KFW International Finance	13,800	13,780,730
2.535%, 04/14/05(h)
Skandi Ensk	38,500	38,216,640
2.88%, 06/09/05(h)
Svenska Handle	40,000	39,694,357
2.99%, 06/30/05
Total Financial	38,600	38,600,000
2.83%, 04/01/05(h)
Westpac Trust	17,700	17,577,550

2.93%, 06/09/05
		212,041,472

Foreign Treasury Bill – 1.2%
France Government Treasury Bills	13,260	17,094,834

2.04%, 07/07/05
Repurchase Agreements – 21.3%
U.S. Treasury Repurchase Agreements
2.50%, dated 03/31/05, maturing 04/01/05, repurchase price $400,028 (Collateralized by U.S. Treasury Bonds, 7.25%, par value $407,626 market value $409,677, due 02/15/14)	400	400,000
U.S. Treasury Repurchase Agreements
2.51%, dated 03/31/05, maturing 04/01/05, repurchase price $300,020,917 (Collateralized by U.S. Treasury Bills, par value $50,000,000 market value $49,456,917, due 08/11/05) (Collateralized by U.S. Treasury Bills, par value $259,798,000 market value $256,647,300, due 08/25/05)	300,000	300,000,000

		300,400,000

U.S. Government Agency Obligations – 19.6%
Federal Home Loan Bank	41,900	41,893,672
2.88%, 06/13/05 (n)
Federal Home Loan Mortgage Corp.	28,600	28,449,621
2.815%, 06/07/05 (n)
Federal National Mortgage Assoc.
2.48%, 04/06/05 (n)	13,400	13,395,375
2.485%, 04/06/05 (n)	28,700	28,690,094
2.53%, 04/13/05 (n)	15,100	15,087,391
2.39%, 04/15/05 (n)	8,200	8,192,012
2.575%, 04/20/05 (n)	17,500	17,476,585
2.555%, 04/21/05 (n)	2,580	2,579,391
2.582%, 04/27/05 (n)	19,000	18,964,389

2.645%, 05/11/05 (n)	200	$199,399
2.745%, 05/22/05 (n)	15,400	15,391,130
2.79%, 05/25/05 (n)	200	199,162
2.645%, 06/01/05 (n)	500	497,607
2.82%, 06/06/05 (n)	27,600	27,592,382
2.591%, 06/07/05 (n)	28,000	27,995,576
2.71%, 06/14/05 (n)	12,100	12,029,735
2.915%, 06/22/05 (n)	18,200	18,191,810
3.01%, 08/01/05 (n)	100	98,968

		276,924,299

U.S. Treasury Bills – 7.3%
U.S. Treasury Bills
2.715%, 04/15/05 (n)	$50,000	49,947,208
2.715%, 04/15/05 (n)	50,000	49,947,209
2.71%, 06/02/05 (n)(k)	3,000	2,986,395

		102,880,812

	Shares
Registered Investment Companies – 0.8%
BlackRock Provident Institutional Funds	5,791,062	5,791,062
TempCash Portfolio (j)
BlackRock Provident Institutional Funds	5,791,062	5,791,062

TempFund Portfolio (j)
		11,582,124

TOTAL SHORT-TERM INVESTMENTS (Cost $1,050,108,945)		1,050,058,417

Total Investments, Before Outstanding Written Options — 109.1% (Cost $1,542,987,510 (p))		1,543,450,724

	Number of Contracts
WRITTEN OPTIONS*
Call Options
U.S. Treasury Note Futures, Strike Price 114, Expires 05/20/05	6,350	(9,922)

Put Options
U.S. Treasury Note Futures, Strike Price 108, Expires 05/20/05	6,350	(257,969)

TOTAL WRITTEN OPTIONS (Premium Received $392,112)		(267,891)

Total Investments, Net of Outstanding Options — 109.1% (Cost $1,542,595,398)		1,543,182,833
Liabilities in Excess of Other Assets — (9.1%)		(129,031,067)

Net Assets — 100.0%		$1,414,151,766

The following abbreviations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ARM	Adjustable Rate Mortgage Security

BRB	Brady Bond

EUR	Euro

NR	Not Rated by Moody’s or Standard & Poor’s.

SEK	Swedish Krona

TBA	Securities purchased on a forward commitment basis

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $11,900,000. The aggregate value, $9,713,027 represents 0.69% of net assets.

(h)	Security is a 144A security restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the security for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $90,674,847. The aggregate market value of $90,597,370 is approximately 6.41% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees

(i)	Represents issuer in default on interest payments. Non-income producing security.

(j)	Security available to institutional investors only.

(k)	Securities with an aggregate market value of $2,986,395 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at March 31, 2005	Unrealized Appreciation (Depreciation)
Long Positions:
452	Euro Dollar	Jun 05	$109,360,775	$109,028,050	$(332,725)
452	Euro Dollar	Sep 05	109,095,575	108,508,250	(587,325)
980	Euro Dollar	Dec 05	236,372,100	234,624,250	(1,747,850)
69	Euro Dollar	Mar 06	16,476,338	16,494,450	18,112

					$(2,649,788)

(l)	US$ Denominated Foreign Bonds.

(n)	Rates shown are the effective yields at purchase date.

(p)	The United States federal income tax basis of the Fund’s investments was $1,543,023,865; accordingly, net unrealized appreciation on investments for federal income tax purposes was $426,859 (gross unrealized appreciation - $4,501,701; gross unrealized depreciation - $4,074,842). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST PIMCO Limited Maturity Bond Portfolio

Forward foreign currency exchange contracts outstanding at March 31, 2005:

Purchase Contracts

Settlement Month	Type		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation
Jun 05	Buy	SEK	9,761,000	$1,382,532	$1,383,196	$664

Sale Contracts

Settlement Month	Type		Contracts to Deliver	Exchange For	Contracts at Value	Unrealized Depreciation
Jun 05	Sell	EUR	13,260,000	$17,160,694	$17,231,867	($71,173)

AST PIMCO Limited Maturity Bond Portfolio

Interest rate swap agreements outstanding at March 31, 2005:

Description	Expiration Month	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 4.00%. (cost $374,259; purchased on 12/13/04) (g) (1)	Jun 07	127,800	(1,245,026)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 4.00%.(2)	Jun 07	52,500	86,416

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 4.00%.(3)	Jun 07	290,900	(2,633,095)

			$(3,791,705)

Brokers/Counterparties

(1)	Barclays Bank PLC

(2)	Merrill Lynch

(3)	Goldman Sachs

AST Money Market Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

	Principal Amount(000)	Value
COMMERCIAL PAPER – 44.7%
Abbey National	$62,750	$62,725,684
2.79%, 04/06/05
Alliance & Leicester PLC	44,000	43,679,680
2.73%, 07/06/05 144A (cost $43,679,680; purchased 01/05/05) (h)
Banco Bilbao Vizcayza Argentaria Puerto Rico	61,750	61,750,000
2.88%, 04/01/05 (cost $61,750,000; purchased 03/31/05) (h)
Barclays US Funding	52,600	51,970,904
2.99%, 08/23/05
CBA (Delaware) Finance	50,000	49,734,792
2.85%, 06/07/05
Credit Suisse USA, Inc.	57,250	57,135,786
2.66%, 04/28/05 144A (cost $57,135,786; purchased 01/28/05) (h)
Greenwich Capital Holdings	55,500	55,500,000
2.76%, 04/14/05 (c)
HBOS Treasury Services	40,000	39,930,133
2.62%, 04/25/05
HSBC Bank Canada	58,000	57,574,667
3.00%, 06/28/05 144A (cost $57,574,667; purchased 03/24/05) (h)
Irish Life & Permanent Corp.	45,200	45,001,497
2.55%, 06/02/05 144A (cost $45,001,497; purchased 12/07/04) (h)
KFW International Finance	50,000	49,470,417
3.10%, 08/02/05 144A (cost $49,470,417; purchased 03/22/05) (h)
Nationwide Building Society	44,750	44,527,592
2.84%, 06/03/05 144A (cost $44,527,592; purchased 03/01/05) (h)
Northern Rock PLC	49,750	49,506,667
2.84%, 06/02/05 144A (cost $49,506,667; purchased 03/01/05) (h)
Spintab AB	54,000	53,434,500
2.90%, 08/09/05
State Street Corp.	62,750	62,750,000
2.85%, 04/01/05
Swedish National Housing Finance	40,000	39,759,100
2.97%, 06/13/05 144A (cost $39,759,100; purchased 03/22/05) (h)
UBS Finance Delaware LLC	61,750	61,750,000
2.79%, 04/01/05
Westpac Capital Corp.	58,750	58,382,878

2.96%, 06/16/05
TOTAL COMMERCIAL PAPER (Cost $944,584,297)		944,584,297

EURO TIME DEPOSITS – 21.1%
Calyon	61,750	61,750,000
2.86%, 04/01/05
Chase Bank USA NA	74,775	74,775,000
2.844%, 04/01/05
Dexia Cred Local de France	59,750	59,750,000
2.80%, 04/04/05
ING Bank NV Amsterdam	61,750	61,750,000
2.80%, 04/05/05

Key Bank NA Cayman Island	62,750	62,750,000
2.844%, 04/01/05
Nordea Bank Finland PLC	61,750	61,750,000
2.86%, 04/01/05
Societe Generale (Canada)	62,750	62,750,000

2.77%, 04/07/05
TOTAL EURO TIME DEPOSITS (Cost $445,275,000)		445,275,000

CERTIFICATES OF DEPOSIT – 15.0%
Discover Bank
2.88%, 06/06/05	23,000	23,000,000
2.55%, 10/27/05	23,000	22,998,025
Lloyds TSB Bank PLC	60,000	59,980,989
2.60%, 04/25/05 (c)
M&I Marshall & Ilsley Bank	50,000	50,000,000
3.02%, 06/29/05
Morgan Stanley Bank	58,000	58,000,000
3.02%, 06/24/05
Natexis Banque Populair Corp.	42,000	41,992,854
2.755%, 04/18/05 (c)
U.S. Bank NA	42,000	41,998,355
2.638%, 04/25/05 (c)
Wal-Mart Stores	18,000	18,087,569

5.006%, 06/01/05
TOTAL CERTIFICATES OF DEPOSIT (Cost $316,057,792)		316,057,792

CORPORATE OBLIGATIONS – 9.5%
3M Co.	9,000	9,173,096
5.674%, 12/12/05 144A
American General Finance	5,000	5,000,000
2.81%, 04/15/05 144A (c)
American Honda Finance Corp.	58,500	58,500,000
3.00%, 06/20/05 144A (c)
Bank of America Corp.	12,000	12,088,435
7.875%, 05/16/05
General Electric Capital Corp.	25,700	26,329,403
6.80%, 11/01/05
Goldman Sachs Group, Inc. Notes	25,000	25,055,996
3.25%, 06/21/05 (c)
HBOS Treasury Services PLC	18,000	18,007,015
2.65%, 04/12/05 144A (c)
Lehman Brothers Holdings, Inc.	41,000	41,014,920
2.793%, 04/22/05 (c)
Nationwide Building Society	5,000	5,000,000

2.745%, 04/07/05 144A (c)
TOTAL CORPORATE OBLIGATIONS (Cost $200,168,865)		200,168,865

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 5.5%
Federal Home Loan Mortgage Corp.	57,900	57,470,093
2.97%, 06/30/05 (n)
Federal National Mortgage Assoc.	60,000	59,596,150

2.955%, 06/22/05 (n)
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $117,066,243)		117,066,243

YANKEE CERTIFICATE OF DEPOSIT – 3.1%
BNP Paribas NY Branch
2.93%, 05/31/05
(Cost $65,000,000)	65,000	65,000,000

SOVEREIGN ISSUE – 0.9%
Ontario (Province of)
7.00%, 08/04/05
(Cost $19,569,533)	19,266	19,569,533

ASSET BACKED SECURITY – 0.7%
Daimler Chrysler Auto Trust Series 2005-A Cl-A1
2.63%, 01/08/06 144A
(Cost $15,781,138)	15,781	15,781,138

	Shares
REGISTERED INVESTMENT COMPANIES
BlackRock Provident Institutional Funds	38,205	38,205
TempCash Portfolio (j)
BlackRock Provident Institutional Funds	38,205	38,205

TempFund Portfolio (j)
TOTAL REGISTERED INVESTMENT COMPANIES (Cost $76,410)		76,410

Total Investments — 100.5% (Cost $2,123,579,278 (†))		2,123,579,278
Liabilities in Excess of Other Assets — (0.5%)		(11,096,212)

Net Assets — 100.0%		$2,112,483,066

The following abbreviation is used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

The following annotations are used throughout the Schedule of Investments:

†	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(h)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities—see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $448,405,406. The aggregate market value of $448,405,406 is approximately 21.23% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(j)	Security available to institutional investors only.

(n)	Rates shown are the effective yields at purchase date.

Notes to the Schedule of Investments

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or of there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Skandia Trust

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain Assistant Secretary of the Fund

Date May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ DAVID R. ODENATH
David R. Odenath President and Principal Executive Officer

Date May 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date May 26, 2005

*	Print the name and title of each signing officer under his or her signature.